1-PH/145194.40


         AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2000.

                                                               FILE NO. 33-44712
                                                               FILE NO. 811-6509
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20546

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                           []


                        POST-EFFECTIVE AMENDMENT NO. 21                      [X]
                                       and
                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940                          []
                               AMENDMENT NO. 23                              [X]


                                THE PILLAR FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 2 Oliver Street
                           Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781

                                  Mark E. Nagle
                           c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   COPIES TO:
                            Richard W. Grant, Esquire
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

 It is Proposed That This Filing Will Become Effective
(Check Appropriate Box)


[ ] immediately upon filing pursuant to paragraph (b) [X]   On April 28, 2000
              pursuant to Paragraph (b)
[ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)
[ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)
[ ] ON APRIL 30, 2000 PURSUANT TO PARAGRAPH (A) OF RULE 485

--------------------------------------------------------------------------------

1-PH/145194.40

[Graphic Omitted]
PROSPECTUS

MONEY MARKET FUNDS
U.S. TREASURY SECURITIES MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
PRIME OBLIGATION MONEY MARKET FUND

FIXED INCOME FUNDS
INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
FIXED INCOME FUND
PENNSYLVANIA MUNICIPAL SECURITIES FUND
NEW JERSEY MUNICIPAL SECURITIES FUND
HIGH YIELD BOND FUND

EQUITY AND BALANCED FUNDS
BALANCED FUND
EQUITY INCOME FUND
EQUITY INDEX FUND
EQUITY VALUE FUND
EQUITY GROWTH FUND
INTERNATIONAL EQUITY FUND



INVESTMENT ADVISOR
SUMMIT BANK

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                        CLASS A AND
                                                      CLASS B SHARES
                                                      APRIL 30, 2000

                                                   [PILLAR LOGO OMITTED]

ABOUT THIS PROSPECTUS
The Pillar Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A and Class B Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

Class A and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.


CLASS A SHARES

[box]  Front-end sales charge (except for
       the Money Market Funds)

[box] 12b-1 fees

[box] $1,000 minimum initial investment


CLASS B SHARES

[box] Contingent deferred sales charge

[box] Higher 12b-1 fees and shareholder
      servicing fees

[box] $1,000 minimum initial investment

[box] Automatic conversion to Class A Shares after 8 years


[LOGO OMITTED]
PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. IN THE NEXT COLUMN, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                        Page

U.S. TREASURY SECURITIES MONEY MARKET FUND ............... 2

TAX-EXEMPT MONEY MARKET FUND ............................. 4

PRIME OBLIGATION MONEY MARKET FUND ....................... 6

INTERMEDIATE-TERM GOVERNMENT
      SECURITIES FUND .................................... 9

FIXED INCOME FUND ........................................12

PENNSYLVANIA MUNICIPAL SECURITIES FUND ...................15

NEW JERSEY MUNICIPAL SECURITIES FUND .....................17

HIGH YIELD BOND FUND .....................................19

BALANCED FUND ............................................22

EQUITY INCOME FUND .......................................25

EQUITY INDEX FUND ........................................28

EQUITY VALUE FUND ........................................31

EQUITY GROWTH FUND .......................................34

INTERNATIONAL EQUITY FUND ................................37

MORE INFORMATION ABOUT RISK ..............................40

MORE INFORMATION ABOUT FUND INVESTMENTS ..................43

THE INVESTMENT ADVISOR,
      AND PORTFOLIO MANAGERS .............................44

PURCHASING, SELLING AND
      EXCHANGING FUND SHARES .............................46

DISTRIBUTIONS OF FUND SHARES .............................54

DIVIDENDS AND DISTRIBUTIONS ..............................55

TAXES ....................................................55

FINANCIAL HIGHLIGHTS .....................................56

HOW TO OBTAIN MORE INFORMATION
      ABOUT THE PILLAR FUNDS .................... Back Cover


RISK/RETURN INFORMATION COMMON THE THE FUNDS
Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help each Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The investment managers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund (other than a Money Market Fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

                                                                     PROSPECTUS

U.S. TREASURY SECURITIES MONEY MARKET FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Preserve principal value and maintain
a high degree of liquidity while providing current income

INVESTMENT FOCUS
Money market instruments issued
by the U.S. Treasury

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing in short-term
U.S. dollar-denominated
obligations of the U.S. Treasury
and repurchase agreements

INVESTOR PROFILE
Conservative investors who want
to receive income through a
liquid investment


[box][box][box]
INVESTMENT STRATEGY OF THE
U.S. TREASURY SECURITIES
MONEY MARKET FUND
[box][box][box]

The Fund invests exclusively in short-term U.S. dollar-denominated money market instruments issued by the U.S. Treasury and repurchase agreements that are fully collateralized by U.S. Treasury securities. The Fund will maintain an average dollar weighted maturity of 60 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. The Advisor's investment selection process seeks to increase the Fund's potential for current income through analysis of the available yields among the Fund's permitted investments and "positioning on the yield curve" - that is, balancing the desire to earn attractive rates of interest with the need to maintain an appropriate maturity level. The Advisor actively manages the maturity of the Fund based on current market interest rates and its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.



[box][box][box]
PRINCIPAL RISKS OF INVESTING
IN THE U.S. TREASURY SECURITIES
MONEY MARKET FUND
[box][box][box]

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

[LOGO OMITTED]
2 PROSPECTUS

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.

[CHART OMITTED, PLOT POINTS ARE AS FOLLOWS:]

1993 2.21%
1994 3.17%
1995 4.80%
1996 4.27%
1997 4.28%
1998 4.43%
1999 4.07%

            BEST QUARTER           WORST QUARTER
                1.23%                  0.53%
              (6/30/95)              (6/30/93)

CALL 1-800-932-7782 OR VISIT THE FUND'S WEBSITE WWW.PILLARFUNDS.COM FOR THE FUND'S MOST CURRENT 7-DAY YIELD.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

                                                   SINCE
CLASS A SHARES              1 YEAR     5 YEARS   INCEPTION
----------------------------------------------------------
U.S. TREASURY SECURITIES
MONEY MARKET FUND           4.07%      4.37%      3.75%*
----------------------------------------------------------
* SINCE 4/1/92

[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                                  CLASS A SHARES
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of offering price)                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                  None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and other Distributions
(as a percentage of offering price)                                   None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
redeemed, if applicable)                                              None
--------------------------------------------------------------------------------
Exchange Fee                                                          None

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                  CLASS A SHARES
Management Fees                                                       .35%
Distribution and Service (12b-1) Fees                                 .25%
Other Expenses                                                        .29%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                  .89%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR           3 YEARS         5 YEARS      10 YEARS
----------------------------------------------------------
     $91             $284            $493         $1,096

                                                                    PROSPECTUS 3

TAX-EXEMPT MONEY MARKET FUND



[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Preserve principal value and maintain a high degree of liquidity while providing current income that is exempt from federal income tax

INVESTMENT FOCUS
Tax-free money market instruments

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing substantially all of its assets in a well diversified portfolio of short-term municipal securities which pay interest that is exempt from federal income taxes

INVESTOR PROFILE
Conservative taxable investors who want to receive current income exempt from federal taxes through a liquid investment


[box][box][box]
INVESTMENT STRATEGY OF THE
TAX-EXEMPT MONEY MARKET FUND
[box][box][box]

The Fund invests substantially all of its assets in a broad range of high quality short-term municipal money market instruments that pay interest that is exempt from federal income taxes. The issuers of these securities may be state and local governments and agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund's portfolio will be well diversified among these issuers, and will be comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized rating organizations, or have been determined by the Advisor to be of equal quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Advisor's investment selection process seeks to increase the Fund's potential for current income through a strategy that takes advantage of pricing inefficiencies that often occur in the market for municipal securities. The Advisor actively manages the maturity of the Fund based on current market interest rates and its outlook on the various economic factors which influence the market for short-term municipal instruments and future interest rate predictions. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through ongoing monitoring of the credit quality of each issuer and any person or company providing credit support.


[box][box][box]
PRINCIPAL RISKS OF INVESTING IN
THE TAX-EXEMPT MONEY MARKET FUND
[box][box][box]

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


[Logo omitted]
4 PROSPECTUS

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.

[CHART OMITTED, PLOT POINTS ARE AS FOLLOWS:]

1993 1.74%
1994 2.02%
1995 3.17%
1996 2.70%
1997 2.84%
1998 2.72%
1999 2.45%
            BEST QUARTER           WORST QUARTER
                0.85%                  0.38%
              (6/30/95)              (3/31/94)
CALL 1-800-932-7782 OR VISIT THE FUND'S WEBSITE WWW.PILLARFUNDS.COM FOR THE FUND'S MOST CURRENT 7-DAY YIELD.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

                                                   SINCE
CLASS A SHARES              1 YEAR     5 YEARS   INCEPTION
--------------------------------------------------------------------------------
TAX-EXEMPT
MONEY MARKET FUND           2.45%      2.78%     2.49%*
--------------------------------------------------------------------------------

* SINCE 4/6/92



[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                  CLASS A SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage
of offering price)                                                    None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                  None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and other
Distributions (as a percentage of offering price)                     None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)                                       None
--------------------------------------------------------------------------------
Exchange Fee                                                          None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                                                 CLASS A SHARES
Management Fees                                                       .35%
Distribution and Service (12b-1) Fees                                 .25%
Other Expenses                                                        .30%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                  .90%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

TAX-EXEMPT MONEY MARKET FUND - CLASS A .86%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR         3 YEARS        5 YEARS       10 YEARS
----------------------------------------------------
  $92            $287          $498          $1,108

                                                                    PROSPECTUS 5

PRIME OBLIGATION MONEY MARKET FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Preserve principal value and
maintain a high degree of
liquidity while providing
current income

INVESTMENT FOCUS
Money market instruments

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing in a broad range of
short-term high quality
U.S. dollar-denominated
debt securities

INVESTOR PROFILE
Conservative investors who
want to receive current income
through a liquid investment


[box][box][box]
INVESTMENT STRATEGY OF THE
PRIME OBLIGATION MONEY MARKET FUND
[box][box][box]

The Fund invests in a broad range of high quality short-term U.S. dollar-denominated money market instruments, such as obligations of the U.S. Treasury; agencies and instrumentalities of the U.S. government; domestic and foreign banks; domestic and foreign corporations; supranational entities; and foreign governments. The Fund may also enter into fully collateralized repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized rating organizations or securities that the Advisor determines are of equal quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Advisor's investment selection process seeks to increase the Fund's potential for current income through (i) security selection; (ii) managing the Fund's mix of government, corporate and bank obligations; and (iii) "positioning on the yield curve" - that is, balancing the desire to earn attractive rates of interest with the need to maintain an appropriate maturity level. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Advisor carefully evaluates and monitors the creditworthiness of each issuer and any person or company providing credit support.



[box][box][box]
PRINCIPAL RISKS OF INVESTING IN THE
PRIME OBLIGATION MONEY MARKET FUND
[box][box][box]

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.


[Logo omitted]

6 PROSPECTUS

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.

1993 2.40%
1994 3.40%
1995 5.14%
1996 4.58%
1997 4.75%
1998 4.76%
1999 4.39%
            BEST QUARTER           WORST QUARTER
                1.29%                  0.58%
              (6/30/95)              (6/30/93)
CALL 1-800-932-7782 OR VISIT THE FUND'S WEBSITE WWW.PILLARFUNDS.COM FOR THE FUND'S MOST CURRENT 7-DAY YIELD.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

                                                   SINCE
CLASS A SHARES              1 YEAR     5 YEARS   INCEPTION
----------------------------------------------------------
PRIME OBLIGATION
MONEY MARKET FUND           4.39%      4.72%      4.04%*
----------------------------------------------------------
* SINCE 4/1/92

                                                  SINCE
CLASS B SHARES                1 YEAR             INCEPTION
----------------------------------------------------------
PRIME OBLIGATION
MONEY MARKET FUND            -1.89%               1.46%*
----------------------------------------------------------
* SINCE 12/30/97


[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                   CLASS A SHARES CLASS B SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                           None          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(Load) (as a percentage of net
asset value)*                                           None          5.50%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)                           None          None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                      None          None
--------------------------------------------------------------------------------
Exchange Fee                                            None          None
--------------------------------------------------------------------------------

* CLASS B SHARES OF THE FUND MAY BE OBTAINED ONLY THROUGH EXCHANGES. THIS SALES CHARGE IS IMPOSED IF YOU SELL CLASS B SHARES WITHIN 1 YEAR OF YOUR PURCHASE AND DECREASES OVER TIME DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SELLING FUND SHARES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                                   CLASS A SHARES CLASS B SHARES
Management Fees                                        .35%           .35%
Distribution and Service
   (12b-1) Fees                                        .25%          1.00%
Other Expenses                                         .30%           .30%
--------------------------------------------------------------------------------
Total Annual Fund Operating
   Expenses                                            .90%          1.65%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

PRIME OBLIGATION MONEY MARKET FUND - CLASS A          .89%
PRIME OBLIGATION MONEY MARKET FUND - CLASS B         1.63%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

                                                                    PROSPECTUS 7

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                     1 YEAR    3 YEARS   5 YEARS    10 YEARS
------------------------------------------------------------
Class A Shares        $ 92       $287    $  498      $1,108
Class B Shares        $718       $920    $1,097      $1,754

If you do not sell your shares at the end of the period:

                     1 YEAR    3 YEARS   5 YEARS    10 YEARS
------------------------------------------------------------
Class A Shares        $  92      $287    $  498      $1,108
Class B Shares        $168       $520    $  897      $1,754

[Logo omitted]

8 PROSPECTUS

INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Preserve principal value and
maintain a high degree of
liquidity while providing current
income

INVESTMENT FOCUS
Intermediate-term fixed income
obligations of the U.S. Treasury
and U.S. government agencies

SHARE PRICE VOLATILITY
Low

PRINCIPAL INVESTMENT STRATEGY
Investing in a portfolio of
U.S. Treasury obligations and
U.S. government agency
obligations to attempt to
maximize return while
limiting risk

INVESTOR PROFILE
Conservative investors who want
to receive income through a
liquid investment




[box][box][box]
INVESTMENT STRATEGY OF THE
INTERMEDIATE-TERM GOVERNMENT
SECURITIES FUND
[box][box][box]

The Fund attempts to invest fully in fixed income obligations issued by the U.S. Treasury and U.S. government agencies. In selecting investments for the Fund, the Advisor analyzes current market conditions and anticipated changes in bond prices to attempt to obtain the highest possible yield with the least amount of risk. The Advisor actively manages the maturity of the Fund's portfolio and purchases securities with competitive yields in relation to other available securities which will mature in three to ten years. Under normal circumstances, the Advisor anticipates that the Fund's dollar-weighted average maturity will be approximately three years; however, the Advisor may vary this average maturity substantially in anticipation of a change in the interest rate environment, but in no event will it exceed ten years. The Advisor continually monitors the securities held by the Fund and may sell a security to adjust the maturity of the Fund or if better investment opportunities become available.


[box][box][box]
PRINCIPAL RISKS OF INVESTING IN THE
INTERMEDIATE-TERM GOVERNMENT
SECURITIES FUND
[box][box][box]

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that its investment approach, which focuses on U.S. government fixed income securities, may perform differently than mutual funds which focus on different fixed income market segments or other asset classes.


                                                                    PROSPECTUS 9

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.

THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.

[CHART OMITTED, PLOT POINTS ARE AS FOLLOWS:]

1993  7.94%
1994 -5.09%
1995 14.71%
1996  3.01%
1997  6.60%
1998  6.47%
1999 -1.18%
            BEST QUARTER           WORST QUARTER
                4.90%                 -3.20%
              (6/30/95)              (3/31/94)
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX.

                                                   SINCE
CLASS A SHARES              1 YEAR     5 YEARS   INCEPTION
----------------------------------------------------------
INTERMEDIATE-TERM
GOVERNMENT
SECURITIES FUND             -5.11%     4.92%      4.25%*
----------------------------------------------------------

LEHMAN BROTHERS
INTERMEDIATE GOVERNMENT/
CORPORATE BOND INDEX        0.39%      7.09%      6.42%**
-----------------------------------------------------------

* SINCE 4/1/92                            ** SINCE 4/30/92


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. TREASURY SECURITIES, U.S. GOVERNMENT AGENCY OBLIGATIONS, CORPORATE DEBT BACKED BY THE U.S. GOVERNMENT, FIXED-RATE NONCONVERTIBLE CORPORATE DEBT SECURITIES, YANKEE BONDS AND NONCONVERTIBLE DEBT SECURITIES ISSUED BY OR GUARANTEED BY FOREIGN GOVERNMENTS AND AGENCIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE (BBB) OR HIGHER, WITH MATURITIES OF 1 TO 10 YEARS.

[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                 CLASS A SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)*                      4.00%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value)                                         None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)                        None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                   None
--------------------------------------------------------------------------------
Exchange Fee                                         None
--------------------------------------------------------------------------------
 * THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.
SEE "PURCHASING FUND SHARES."


[Logo omitted]


10 PROSPECTUS

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                                                  CLASS A SHARES
Management Fees                                                       .60%
Distribution and Service (12b-1) Fees                                 .25%
Other Expenses                                                        .37%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 1.22%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND - CLASS A    1.05%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS      10 YEARS
----------------------------------------------------------
    $519           $772           $1,044        $1,818

                                                                    PROSECTUS 11

FIXED INCOME FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
High level of total return,
through current income and
capital appreciation, consistent
with preservation of capital

INVESTMENT FOCUS
Fixed income securities

SHARE PRICE VOLATILITY
Low

PRINCIPAL INVESTMENT STRATEGY
Investing in fixed income securities
issued by the U.S. government and
U.S. corporate debt obligations

INVESTOR PROFILE
Investors who seek a high level
of total return consistent with
the preservation of capital


[box][box][box]
INVESTMENT STRATEGY OF THE
FIXED INCOME FUND
[box][box][box]

The Fund pursues its investment goal by investing primarily in U.S. Treasury and U.S. government agency obligations, including mortgage-backed securities, and corporate debt securities that are rated in one of the three highest ratings categories by a nationally recognized rating organization. The Advisor's investment selection process begins with a top-down analysis of general economic conditions to determine how the Fund's investments will be weighted among the U.S. Treasury, government agency and corporate sectors. The Advisor conducts credit analysis of the corporate issues to find companies which may be poised for credit upgrades. In doing so, the Advisor considers not only the yields of particular issues, but also the potential for price appreciation due to improved credit standing of a security's issuer. The Advisor diversifies the Fund's investments in corporate debt among the major industry sectors. The Advisor continually monitors the sector weighting of the Fund and may sell a security when there is a fundamental change in a company's or sector's prospects or better investment opportunities become available. If a security's credit rating is downgraded, the Advisor will immediately review that security and take appropriate action, including the possible sale of that security. The Advisor may purchase securities with any stated remaining maturity, but under normal circumstances, the Fund will maintain a dollar weighted average maturity of less than 15 years. The Advisor may vary maturity if it believes interest rates will change in the future.


[box][box][box]
PRINCIPAL RISKS OF INVESTING IN THE FIXED
INCOME FUND
[box][box][box]

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund is also subject to the risk that its investment approach, which focuses on U.S. government and corporate fixed income securities, may perform differently than other mutual funds which focus on different fixed income market segments or other asset classes.

[Logo omitted]

12 PROSPECTUS

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.

THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.

[CHART OMITTED, PLOT POINTS ARE AS FOLLOWS:]

1993 10.77%
1994 -5.90%
1995 17.36%
1996  2.68%
1997  7.41%
1998  7.54%
1999 -1.97%
            BEST QUARTER           WORST QUARTER
                5.86%                 -4.19%
              (6/30/95)              (3/31/94)
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX.

                                                   SINCE
CLASS A SHARES              1 YEAR     5 YEARS   INCEPTION
----------------------------------------------------------
FIXED INCOME FUND           -6.17%     5.49%      5.17%*
----------------------------------------------------------

LEHMAN BROTHERS
INTERMEDIATE GOVERNMENT/
CORPORATE BOND INDEX         0.39%     7.09%      6.42%**
----------------------------------------------------------
* SINCE 4/1/92                            ** SINCE 4/30/92

                                                  SINCE
CLASS B SHARES                 1 YEAR            INCEPTION
----------------------------------------------------------
FIXED INCOME FUND              -7.70%            2.38%*
----------------------------------------------------------

LEHMAN BROTHERS
INTERMEDIATE GOVERNMENT/
CORPORATE BOND INDEX           0.39%             5.63%**
----------------------------------------------------------
* SINCE 5/16/97                           ** SINCE 5/31/97




--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. TREASURY SECURITIES, U.S. GOVERNMENT AGENCY OBLIGATIONS, CORPORATE DEBT BACKED BY THE U.S. GOVERNMENT, FIXED-RATE NONCONVERTIBLE CORPORATE DEBT SECURITIES, YANKEE BONDS AND NONCONVERTIBLE DEBT SECURITIES ISSUED BY OR GUARANTEED BY FOREIGN GOVERNMENTS AND AGENCIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE (BBB) OR HIGHER, WITH MATURITIES OF 1 TO 10 YEARS.

[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                  CLASS A SHARES  CLASS B SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)*                          4.25%         None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value)**                                          None          5.50%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)                           None          None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                      None          None
--------------------------------------------------------------------------------
Exchange Fee                                            None          None
--------------------------------------------------------------------------------
* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.
SEE "PURCHASING FUND SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL CLASS B SHARES WITHIN 1 YEAR OF YOUR PURCHASE AND DECREASES OVER TIME DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SELLING FUND SHARES."


                                                                   PROSPECTUS 13

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                                   CLASS A SHARES CLASS B SHARES
Management Fees                                         .60%          .60%
Distribution and Service
   (12b-1) Fees                                         .25%         1.00%
Other Expenses                                          .31%          .31%
--------------------------------------------------------------------------------
Total Annual Fund Operating
   Expenses                                            1.16%         1.91%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

FIXED INCOME FUND - CLASS A         1.05%
FIXED INCOME FUND - CLASS B         1.80%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                   1 YEAR      3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------
Class A Shares      $538       $  778    $1,036     $1,723
Class B Shares      $744       $1,000    $1,232     $2,011

If you do not sell your shares at the end of the period:

                   1 YEAR      3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------
Class A Shares      $538       $  778    $1,036     $1,723
Class B Shares      $194       $  600    $1,032     $2,011

[Logo omitted]

14 PROSPECTUS

PENNSYLVANIA MUNICIPAL SECURITIES FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Current income exempt from
both federal and Pennsylvania
state income tax, consistent with
preservation of capital

INVESTMENT FOCUS
Tax-free Pennsylvania municipal
securities

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Invests in municipal obligations
which pay interest that is exempt
from both federal and Pennsylvania
state income tax

INVESTOR PROFILE
Conservative taxable investors
who want to receive current
income exempt from federal and
Pennsylvania state income tax
and are willing to bear the risk
of investing in a portfolio of
securities affected by changes in
economic conditions and
governmental policies within
Pennsylvania


[box][box][box]
INVESTMENT STRATEGY OF THE PENNSYLVANIA
MUNICIPAL SECURITIES FUND
[box][box][box]

The Fund pursues its investment goal by investing substantially all of its assets in municipal securities that generate income exempt from federal and Pennsylvania state income taxes. These securities include securities of municipal issuers located in Pennsylvania, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund intends to invest as much of its assets as possible in securities that are not subject to federal taxes, but it may invest up to 20% of its total assets in taxable securities, including those subject to alternative minimum tax. The Fund's Advisor will purchase municipal securities rated in one of the three highest ratings categories by a nationally recognized rating organization and attempt to maintain an average weighted portfolio maturity of less than 15 years. In selecting securities for the Fund, the Advisor will consider each security's creditworthiness, yield relative to comparable issuers and maturities, appreciation potential and liquidity. The Advisor continually monitors the securities held by the Fund and may sell a security to adjust the maturity of the Fund or if better investment opportunities become available.



[box][box][box]
PRINCIPAL RISKS OF INVESTING IN THE
PENNSYLVANIA MUNICIPAL SECURITIES FUND
[box][box][box]

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's concentration of investments in securities of issuers located in Pennsylvania subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Pennsylvania obligations than a mutual fund that does not have as great a concentration in Pennsylvania municipal obligations.

The Fund is also subject to the risk that Pennsylvania municipal debt securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

                                                                  PROSPECTUS 15

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.

THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.

[CHART OMITTED, PLOT POINTS ARE AS FOLLOWS:]

1994 -2.83%
1995 11.15%
1996  3.74%
1997  6.63%
1998  4.58%
1999 -7.32%
    BEST QUARTER   WORST QUARTER
       4.71%         -3.37%
     (3/31/95)      (3/31/94)
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX.

                                                      SINCE
CLASS A SHARES               1 YEAR      5 YEARS    INCEPTION
-------------------------------------------------------------
PENNSYLVANIA MUNICIPAL
SECURITIES FUND              -10.13%      2.93%      2.36%*
-------------------------------------------------------------
LEHMAN BROTHERS 5-YEAR
MUNICIPAL BOND INDEX          0.74%       5.71%      4.84%**
-------------------------------------------------------------

* SINCE 5/13/93                              ** SINCE 5/31/93


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX IS A WIDELY-RECOGNIZED INDEX OF INTERMEDIATE INVESTMENT GRADE TAX-EXEMPT BONDS. THE INDEX INCLUDES GENERAL OBLIGATION BONDS, REVENUE BONDS, INSURED BONDS AND PREFUNDED BONDS WITH MATURITIES BETWEEN 4 AND 6 YEARS.


[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                                  CLASS A SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage
of offering price)*                                                   3.00%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset value)                           None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)                                         None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                                    None
--------------------------------------------------------------------------------
Exchange Fee                                                          None
--------------------------------------------------------------------------------
* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.
SEE "PURCHASING FUND SHARES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                                                  CLASS A SHARES
Management Fees                                                       .60%
Distribution and Service (12b-1) Fees                                 .25%
Other Expenses                                                        .34%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 1.19%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

PENNSYLVANIA MUNICIPAL SECURITIES FUND - CLASS A     1.05%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR         3 YEARS        5 YEARS      10 YEARS
--------------------------------------------------------
      $418           $667           $935         $1,700

[Logo omitted]
16 PROSPECTUS

NEW JERSEY MUNICIPAL SECURITIES FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Current income exempt from
both federal and New Jersey
state income tax, consistent with
preservation of capital

INVESTMENT FOCUS
Tax-free New Jersey municipal securities

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Invests in municipal obligations
which pay interest that is exempt
from both federal and New Jersey
state income tax

INVESTOR PROFILE
Conservative taxable investors who
want to receive current income
exempt from federal and New Jersey
state income tax and are willing to
bear the risk of investing in a portfolio of securities affected by changes in economic conditions and governmental policies within New Jersey


[box][box][box]
INVESTMENT STRATEGY OF THE NEW JERSEY
MUNICIPAL SECURITIES FUND
[box][box][box]

The Fund pursues its investment goal by investing substantially all of its assets in municipal securities that generate income exempt from federal and New Jersey state income taxes. These securities include securities of municipal issuers located in New Jersey, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund intends to invest as much of its assets as possible in securities that are not subject to federal taxes, but it may invest up to 20% of its total assets in taxable securities, including those subject to alternative minimum tax. The Fund's Advisor will purchase municipal securities rated in one of the three highest ratings categories by a nationally recognized rating organization and attempt to maintain an average weighted portfolio maturity of less than 15 years. In selecting securities for the Fund, the Advisor will consider each security's creditworthiness, yield relative to comparable issuers and maturities, appreciation potential and liquidity. The Advisor continually monitors the securities held by the Fund and may sell a security to adjust the maturity of the Fund or if better investment opportunities become available.



[box][box][box]
PRINCIPAL RISKS OF INVESTING IN THE
NEW JERSEY MUNICIPAL SECURITIES FUND
[box][box][box]

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's concentration of investments in securities of issuers located in New Jersey subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of New Jersey obligations than a mutual fund that does not have as great a concentration in New Jersey municipal obligations.

The Fund is also subject to the risk that New Jersey municipal debt securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

                                                                   PROSPECTUS 17

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.

THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.

[CHART OMITTED, PLOT POINTS ARE AS FOLLOWS:]

1993 10.09%
1994 -4.35%
1995 13.30%
1996  3.08%
1997  6.31%
1998  4.44%
1999 -1.87%
                    BEST QUARTER  WORST QUARTER
                        5.37%         -4.62%
                      (3/31/95)      (3/31/94)
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATION BOND INDEX.

                                                   SINCE
CLASS A SHARES              1 YEAR     5 YEARS   INCEPTION
----------------------------------------------------------
NEW JERSEY MUNICIPAL
SECURITIES FUND             -4.84%     4.29%     4.19%*
----------------------------------------------------------

LEHMAN BROTHERS 5-YEAR
GENERAL OBLIGATION
BOND INDEX                   0.72%     5.80%     5.47%**
----------------------------------------------------------

* SINCE 5/4/92                            ** SINCE 5/31/92


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATION BOND INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED INDEX OF INTERMEDIATE INVESTMENT GRADE GENERAL OBLIGATION BONDS WITH MATURITIES BETWEEN 4 AND 6 YEARS.

[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                                  CLASS A SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage
of offering price)*                                                  3.00%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset value)                           None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)                                         None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                                    None
--------------------------------------------------------------------------------
Exchange Fee                                                          None
--------------------------------------------------------------------------------
* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.
SEE "PURCHASING FUND SHARES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

                                                   CLASS A SHARES
Management Fees                                       .60%
Distribution and Service (12b-1) Fees                 .25%
Other Expenses                                        .31%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.16%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

NEW JERSEY MUNICIPAL SECURITIES FUND - CLASS A       1.05%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR         3 YEARS        5 YEARS      10 YEARS
--------------------------------------------------------
      $415           $657           $919         $1,667

[Logo omitted]

18 PROSPECTUS

HIGH YIELD BOND FUND


[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Maximize total return

INVESTMENT FOCUS
High yield fixed income securities
("junk bonds")

SHARE PRICE VOLATILITY
High

PRINCIPAL INVESTMENT STRATEGY
Investing the Fund's assets in
another mutual fund with an
identical investment objective

INVESTOR PROFILE
Investors who want the
potential for high total
return and who can
tolerate the high risk
of share price volatility




[box][box][box]
INVESTMENT STRATEGY OF THE
HIGH YIELD BOND FUND
[box][box][box]

The Fund pursues its investment objective through what is sometimes called a "master-feeder" arrangement. The Fund invests substantially all of its assets in the SEI Institutional Managed Trust (SIMT) High Yield Bond Fund. As a result, the Fund has an indirect interest in all the securities owned by the SIMT Fund and the Fund's investment results will be the same as those of the SIMT Fund, adjusted for the Fund's expenses. The Advisor monitors the performance of the SIMT Fund and may choose to invest the Fund's assets in another mutual fund or manage the Fund directly if it determines that doing so would be in the best interest of the shareholders.

The SIMT Fund invests directly in a portfolio of fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The SIMT Fund's advisor chooses securities that offer a high current yield as well as total return potential. The SIMT Fund's securities are diversified as to issuers and industries. The SIMT Fund's average weighted maturity may vary, and generally will not exceed ten years, and there is no limit on the maturity or on the credit quality of any security.


[box][box][box]
PRINCIPAL RISKS OF INVESTING IN
THE HIGH YIELD BOND FUND
[box][box][box]

The prices of the SIMT Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the SIMT Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that its market segment, junk bonds, may underperform other fixed income market segments or the fixed income markets as a whole. In addition, because the Fund invests indirectly in junk bonds through another mutual fund, the Fund's investment returns depend not only on the performance of the SIMT Fund, but also may be lower than other mutual funds that pursue the same investment goal directly due to expenses deducted from Fund assets at both the master and feeder levels.

                                                                   PROSPECTUS 19

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.

THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.


[CHART OMITTED, PLOT POINTS ARE AS FOLLOWS:]

1996 14.24%
1997 13.71%
1998  0.24%
1999  2.27%
            BEST QUARTER           WORST QUARTER
                5.33%                 -5.59%
              (9/30/97)              (9/30/98)
THE PERFORMANCE FOR THE PERIODS PRIOR TO 9/1/98 REPRESENTS THE PERFORMANCE OF THE SIMT FUND ADJUSTED FOR THE EXPENSES OF THE FUND.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE CS FIRST BOSTON HIGH YIELD INDEX.

                                                    SINCE
CLASS A SHARES                    1 YEAR          INCEPTION
-----------------------------------------------------------
HIGH YIELD BOND FUND              -2.05%           8.12%*
-----------------------------------------------------------

CS FIRST BOSTON HIGH
YIELD INDEX                        3.31%           9.01%**
-----------------------------------------------------------

* SINCE 1/11/95                           ** SINCE 1/31/95

                                                    SINCE
CLASS B SHARES                    1 YEAR          INCEPTION
-----------------------------------------------------------
HIGH YIELD BOND FUND              -3.67%           8.57%*
-----------------------------------------------------------

CS FIRST BOSTON HIGH
YIELD INDEX                        3.31%           9.01%**
-----------------------------------------------------------

* SINCE 1/11/95                           ** SINCE 1/31/95

--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE CS FIRST BOSTON HIGH YIELD INDEX IS AN UNMANAGED, TRADER PRICED PORTFOLIO CONSTRUCTED TO MIRROR THE PUBLIC HIGH YIELD DEBT MARKET. REVISIONS TO THE INDEX ARE EFFECTED WEEKLY. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS.

[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                   CLASS A SHARES CLASS B SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)*                         4.25%          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value)**                                         None           5.50%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)                          None           None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)                     None           None
--------------------------------------------------------------------------------
Exchange Fee                                           None           None
--------------------------------------------------------------------------------
 * THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.
SEE "PURCHASING FUND SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL CLASS B SHARES WITHIN 1 YEAR OF YOUR PURCHASE AND DECREASES OVER TIME DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SELLING FUND SHARES."

[Logo Omitted]

20 PROSPECTUS

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

                                                  CLASS A SHARES  CLASS B SHARES
 Management Fees                                       1.09%         1.09%
 Distribution and Service
    (12b-1) Fees                                        .25%         1.00%
Other Expenses                                         1.30%         1.30%
--------------------------------------------------------------------------------
 Total Annual Fund
    Operating Expenses                                 2.64%         3.39%

* THIS TABLE AND EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE SIMT FUND. THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR AND OTHER SERVICE PROVIDERS TO THE FUND WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR OR ANOTHER SERVICE PROVIDER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

HIGH YIELD BOND FUND - CLASS A 1.41%
HIGH YIELD BOND FUND - CLASS B 2.16%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT
ADVISOR AND SUB-ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                   1 YEAR      3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------
Class A Shares     $  681      $1,211    $1,766     $3,272
Class B Shares     $  892      $1,442    $1,965     $3,507

If you do not sell your shares at the end of the period:

                   1 YEAR      3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------
Class A Shares     $  681      $1,211    $1,766     $3,272
Class B Shares     $  342      $1,042    $1,765     $3,507

                                                                   PROSPECTUS 21

BALANCED FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Growth of capital consistent
with current income

INVESTMENT FOCUS
Common stocks and fixed
income securities

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Investing in a blended portfolio
of equity and fixed income
securities designed to help
maximize the Fund's total return
in both up and down markets

INVESTOR PROFILE
Investors who want total return,
but who are unwilling to tolerate
the price volatility of a fund that
invests solely in equity securities


[box][box][box]
INVESTMENT STRATEGY OF
THE BALANCED FUND
[box][box][box]

The Fund pursues its investment goal by investing primarily in a blended portfolio of U.S. common stocks and fixed income securities rated in one of the top three ratings categories by a nationally recognized rating organization. In selecting investments for the Fund, the Advisor purchases common stocks, as well as fixed income securities issued by the U.S. government and its agencies and instrumentalities and by U.S. corporations. The Advisor seeks to buy equity securities of companies that have consistently grown their earnings per share above the Standard & Poor's 500 Index (S&P 500) earnings growth rate and are attractively priced relative to their growth prospects based on analysis of fundamental growth characteristics (such as return on equity, earnings growth and consistency, and price/earnings ratio). For the fixed income portion of the Fund, the Advisor conducts a top-down analysis of general economic conditions to determine how the Fund's investments will be weighted among the government and corporate sectors. The Advisor conducts credit analysis of the corporate issues it buys and diversifies the Fund's investments in corporate debt among the major industry sectors. The Advisor attempts to manage the Fund to minimize share price declines during falling equity markets by reallocating assets from equity investments to fixed income investments. The Advisor's allocation of investments between equity securities and fixed income securities is designed to maintain a portfolio which is not dependent on either the equity market or the fixed income market alone to produce total return. The Advisor continually monitors the securities held by the Fund and may sell a security when it achieves a designated price target, there is a fundamental change in a company's prospects, in an effort to adjust the weighting of the Fund's investments in equity or fixed income securities, or better investment opportunities become available.



[box][box][box]
PRINCIPAL RISKS OF INVESTING
IN THE BALANCED FUND
[box][box][box]

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if



[Logo omitted]

22 PROSPECTUS
interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Advisor's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities a during period of stock market appreciation may result in lower total return. In fact, since the Fund will always have a portion of its assets invested in fixed income securities, it may not perform as well during periods of stock market appreciation as funds that invest only in stocks.

The Fund is also subject to the risk that its investment approach, which blends equity and fixed income investments, may perform differently than other mutual funds which focus on a particular market segment or other asset classes.


[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.

THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.

[CHART OMITTED, PLOT POINTS ARE AS FOLLOWS:]

1993   7.62%
1994  -4.87%
1995  27.53%
1996  13.39%
1997  19.46%
1998  18.33%
1999   9.04%

            BEST QUARTER           WORST QUARTER
               16.89%                 -9.50%
             (12/31/98)              (9/30/98)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500 INDEX, THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX AND A 50/50 BLEND OF THOSE TWO INDICES.

                                                    SINCE
CLASS A SHARES              1 YEAR     5 YEARS    INCEPTION
------------------------------------------------------------
BALANCED FUND                 3.05%    16.06%     11.27%*
------------------------------------------------------------
S&P 500 INDEX                21.04%    28.55%     20.57%**
------------------------------------------------------------
LEHMAN BROTHERS
   INTERMEDIATE
   GOVERNMENT/
   CORPORATE INDEX            0.39%     7.09%      6.42%**
------------------------------------------------------------
50/50 BLEND                  10.46%    17.64%     13.50%**
------------------------------------------------------------
* SINCE 4/1/92                              ** SINCE 4/30/92

                                                    SINCE
CLASS B SHARES                       1 YEAR       INCEPTION
------------------------------------------------------------
BALANCED FUND                         2.70%       13.27%*
------------------------------------------------------------
S&P 500 INDEX                        21.04%       25.50%**
------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE
   GOVERNMENT/CORPORATE INDEX         0.39%        5.63%**
------------------------------------------------------------
50/50 BLEND                          10.46%       15.60%**
------------------------------------------------------------

* SINCE 5/8/97                              ** SINCE 5/31/97




--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 500 INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. TREASURY SECURITIES, U.S. GOVERNMENT AGENCY OBLIGATIONS, CORPORATE DEBT BACKED BY THE U.S. GOVERNMENT, FIXED-RATE NONCONVERTIBLE CORPORATE DEBT SECURITIES, YANKEE BONDS AND NONCONVERTIBLE DEBT SECURITIES ISSUED BY OR GUARANTEED BY FOREIGN GOVERNMENTS AND AGENCIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE
(BBB) OR HIGHER, WITH MATURITIES OF 1 TO 10 YEARS.

                                                                   PROSPECTUS 23

[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                  CLASS A SHARES    CLASS B SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)*         5.50%            None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value)**                         None             5.50%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)          None             None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)     None             None
--------------------------------------------------------------------------------
Exchange Fee                           None             None
--------------------------------------------------------------------------------

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL CLASS B SHARES WITHIN 1 YEAR OF YOUR PURCHASE AND DECREASES OVER TIME DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SELLING FUND SHARES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                CLASS A SHARES   CLASS B SHARES
Management Fees                       .75%             .75%
Distribution and Service
    (12b-1) Fees                      .25%            1.00%
Other Expenses                        .37%             .37%
-------------------------------------------------------------------------------
Total Annual Fund
    Operating Expenses               1.37%            2.12%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

BALANCED FUND - CLASS A    1.20%
BALANCED FUND - CLASS B    1.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------
Class A Shares     $682       $960      $1,259      $2,106
Class B Shares     $765      $1,064     $1,339      $2,261

If you do not sell your shares at the end of the period:

                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------
Class A Shares     $682       $960      $1,259      $2,106
Class B Shares     $215       $664      $1,139      $2,261

[Logo omitted]
24 PROSPECTUS

EQUITY INCOME FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Growth of capital consistent
with an emphasis on
current income

INVESTMENT FOCUS
Dividend-paying U.S. stocks

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Investing in stocks which have
an above-average dividend yield
relative to the S&P 500

INVESTOR PROFILE
Investors who want growth
of capital and income and
who can tolerate moderate
share price volatility


[box][box][box]
INVESTMENT STRATEGY OF
THE EQUITY INCOME FUND
[box][box][box]

The Fund pursues its investment goal by investing primarily in dividend-paying common stocks and other equity securities of established U.S. companies with large market capitalizations (in excess of $5 billion). The Fund invests in companies operating in a broad range of industries based on their ability to grow both earnings and dividends. The Advisor's investment selection process begins with a top-down analysis of general economic conditions to determine how the investments will be weighted among industry sectors. The Fund normally invests in all major industry sectors represented in the S&P 500. The Advisor then conducts analysis of individual companies' historical earnings and dividend trends and chooses those companies that have historical dividend yields which are normally higher than the dividend yield of the average company in the S&P 500 or have the ability to grow their dividends in future years. The Advisor continually monitors the securities held by the Fund and may sell a security when it achieves a designated price target, there is a fundamental change in a company's prospects or better investment opportunities become available.




[box][box][box]
PRINCIPAL RISKS OF INVESTING IN
THE EQUITY INCOME FUND
[box][box][box]

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization income stocks may underperform other segments of the equity market or the equity markets as a whole.




                                                                   PROSPECTUS 25

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.

THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.

[CHART OMITTED, PLOT POINTS ARE AS FOLLOWS:]

1993    9.94%
1994   -4.56%
1995   35.21%
1996   20.70%
1997   24.68%
1998   11.12%
1999    5.50%

     BEST QUARTER   WORST QUARTER
        13.84%         -11.71%
      (12/31/98)      (9/30/98)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500 INDEX.

                                                    SINCE
CLASS A SHARES              1 YEAR     5 YEARS    INCEPTION
------------------------------------------------------------
EQUITY INCOME FUND           -0.33%    17.65%     13.03%*
------------------------------------------------------------
S&P 500 INDEX                21.04%    28.55%     20.57%**
------------------------------------------------------------

* SINCE 4/1/92                              ** SINCE 4/30/92

                                                    SINCE
CLASS B SHARES                 1 YEAR             INCEPTION
-----------------------------------------------------------
EQUITY INCOME FUND              -0.78%             9.99%*
-----------------------------------------------------------
S&P 500 INDEX                   21.04%            25.50%**
-----------------------------------------------------------

* SINCE 5/8/97                              ** SINCE 5/31/97


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 500 INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS.

[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                 CLASS A SHARES    CLASS B SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)*       5.50%              None
--------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a percentage
of net asset value)**                None              5.50%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)        None               None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)   None               None
--------------------------------------------------------------------------------
Exchange Fee                         None               None
--------------------------------------------------------------------------------

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.
SEE "PURCHASING FUND SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL CLASS B SHARES WITHIN 1 YEAR OF YOUR PURCHASE AND DECREASES OVER TIME DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SELLING FUND SHARES."

[Logo omitted]

26 PROSPECTUS

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

                                CLASS A SHARES    CLASS B SHARES
Management Fees                       .75%              .75%
Distribution and Service
    (12b-1) Fees                      .25%             1.00%
Other Expenses                        .34%              .34%
--------------------------------------------------------------------------------
Total Annual Fund
    Operating Expenses               1.34%             2.09%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

EQUITY INCOME FUND - CLASS A        1.19%
EQUITY INCOME FUND - CLASS B        1.94%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------
Class A Shares     $679      $  951     $1,244      $2,074
Class B Shares     $762      $1,055     $1,324      $2,229

If you do not sell your shares at the end of the period:

                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------
Class A Shares     $679      $  951     $1,244      $2,074
Class B Shares     $212      $  655     $1,124      $2,229

                                                                   PROSPECTUS 27

EQUITY INDEX FUND


[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Investment results that
correspond to the
S&P 500

INVESTMENT FOCUS
Large capitalization
U.S. common stocks

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Investing the Fund's assets in
another mutual fund with
an identical investment
objective

INVESTOR PROFILE
Investors who want growth
of capital and who can
tolerate some share
price volatility


[box][box][box]
INVESTMENT STRATEGY OF
THE EQUITY INDEX FUND
[box][box][box]

The Fund pursues its investment objective through what is sometimes called a "master-feeder" arrangement. The Fund invests substantially all of its assets in the SEI Index Funds (SIF) S&P 500 Index Fund, a separate mutual fund with the same investment objective. As a result, the Fund has an indirect interest in all of the securities owned by the SIF Fund and the Fund's investment results will be the same as those of the SIF Fund, adjusted for the Fund's expenses. The Advisor monitors the performance of the SIF Fund and may choose to invest the Fund's assets in another mutual fund or manage the Fund directly if it determines that doing so would be in the best interest of the shareholders.

The SIF Fund invests exclusively in securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). The SIF Fund's ability to replicate the performance of the S&P 500 will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The SIF Fund's advisor makes no attempt to "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analyses). However, the SIF Fund's advisor may sell an investment if, in the judgment of the advisor, the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.



[box][box][box]
PRINCIPAL RISKS OF INVESTING IN
THE EQUITY INDEX FUND
[box][box][box]

Since it purchases equity securities, the SIF Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the SIF Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the SIF Fund. The Fund is also subject to the risk that its investment approach, which attempts to duplicate the performance of the S&P 500, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes. In addition, because the Fund indirectly attempts to match the performance of the S&P 500 through investing in another mutual fund, the Fund's investment returns depend not only on the performance of the SIF Fund, but also may be lower than other mutual funds that pursue the same investment goal directly due to expenses deducted from Fund assets at both the master and feeder levels. The SIF Fund may not be able to match the performance of the S&P 500.

[Logo omitted]

28 PROSPECTUS

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.

THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.

[CHART OMITTED, PLOT POINTS ARE AS FOLLOWS:]

1990   -3.70%
1991   29.20%
1992    6.75%
1993    9.20%
1994    0.40%
1995   36.55%
1996   21.90%
1997   32.90%
1998   21.67%
1999   19.27%

            BEST QUARTER           WORST QUARTER
               19.38%                 -13.91%
             (12/31/98)              (9/30/90)

THE PERFORMANCE FOR THE PERIODS PRIOR TO 9/1/98 REPRESENTS THE PERFORMANCE OF THE SIF FUND ADJUSTED FOR THE EXPENSES OF THE FUND.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500 INDEX.

                                                    SINCE
CLASS A SHARES      1 YEAR    5 YEARS  10 YEARS   INCEPTION
--------------------------------------------------------------------------------
EQUITY INDEX
   FUND             12.75%    24.71%    15.96%    16.40%*
--------------------------------------------------------------------------------
S&P 500 INDEX       21.04%    28.55%    18.20%    18.45%*
--------------------------------------------------------------------------------

* SINCE 7/31/85


                                                    SINCE
CLASS B SHARES      1 YEAR    5 YEARS   10 YEARS  INCEPTION
--------------------------------------------------------------------------------
EQUITY INDEX
   FUND             13.00%    25.85%    16.55%    16.81%*
--------------------------------------------------------------------------------

S&P 500 INDEX       21.04%    28.55%    18.20%    18.45%*
--------------------------------------------------------------------------------

* SINCE 7/31/85


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 500 INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS.

[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                 CLASS A SHARES    CLASS B SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)*       5.50%            None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value)**                       None             5.50%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested
Dividends and other Distributions
(as a percentage of offering price)  None             None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)   None             None
--------------------------------------------------------------------------------
Exchange Fee                         None             None
--------------------------------------------------------------------------------
 * THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.
SEE "PURCHASING FUND SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL CLASS B SHARES WITHIN 1 YEAR OF YOUR PURCHASE AND DECREASES OVER TIME DEPENDING ON HOW LONG YOU OWN YOUR SHARES.
SEE "SELLING FUND SHARES."

                                                                   PROSPECTUS 29

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                CLASS A SHARES    CLASS B SHARES
Management Fees                       .78%             .78%
Distribution and Service
    (12b-1) Fees                      .25%            1.00%
Other Expenses                       1.13%            1.13%
--------------------------------------------------------------------------------
Total Annual Fund
    Operating Expenses               2.16%            2.91%

* THIS TABLE AND EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE SIF FUND. THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR AND OTHER SERVICE PROVIDERS TO THE FUND WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR OR ANOTHER SERVICE PROVIDER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

EQUITY INDEX FUND - CLASS A 1.05%
EQUITY INDEX FUND - CLASS B 1.80%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A Shares    $  757     $1,189     $1,646      $2,906
Class B Shares    $  844     $1,301     $1,733      $3,056

If you do not sell your shares at the end of the period:

                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A Shares    $  757     $1,189     $1,646      $2,906
Class B Shares    $  294     $  901     $1,533      $3,056

(LOGO)[GRAPHIC OMITTED]
30 PROSPECTUS

EQUITY VALUE FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Growth of capital and income

INVESTMENT FOCUS
Large capitalization
U.S. common stocks
which pay dividends

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Investing in stocks which have
an above-average dividend yield
relative to the S&P 500 and are
undervalued by the market

INVESTOR PROFILE
Investors who want growth
of capital and income who
can tolerate some share
price volatility


[box][box][box]
INVESTMENT STRATEGY OF
THE EQUITY VALUE FUND
[box][box][box]

The Fund pursues its investment goal by investing primarily in dividend-paying common stocks of established U.S. companies with large market capitalizations (in excess of $5 billion). In selecting investments for the Fund, the Advisor seeks to buy companies that are fundamentally sound but have a market price which the Advisor believes is less than a company's intrinsic value relative to its growth prospects. The Advisor's investment selection process begins with a top-down analysis of general economic conditions to determine how the investments will be weighted among industry sectors. The Fund normally invests in all major industry sectors represented in the S&P 500. The Advisor then conducts analysis of fundamental value characteristics (such as price/earnings ratios that are below a company's long-term earnings growth rate, price to book value and return on equity) of the companies within those sectors to identify stocks which represent "bargains" with the potential to appreciate in value in the near-term. The Advisor continually monitors the securities held by the Fund and may sell a security when it achieves a designated price target, there is a fundamental change in a company's prospects or better investment opportunities become available.





[box][box][box]
PRINCIPAL RISKS OF INVESTING
IN THE EQUITY VALUE FUND
[box][box][box]

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.

                                                                   PROSPECTUS 31

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.

THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.

[CHART OMITTED, PLOT POINTS ARE AS FOLLOWS:]

1993    5.85%
1994   -5.82%
1995   36.35%
1996   21.15%
1997   25.51%
1998   27.18%
1999   13.77%

            BEST QUARTER           WORST QUARTER
               22.52%                 -10.46%
             (12/31/98)              (9/30/98)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500 INDEX.

                                                    SINCE
CLASS A SHARES              1 YEAR     5 YEARS    INCEPTION
-----------------------------------------------------------
EQUITY VALUE FUND             7.49%    23.18%     15.44%*
-----------------------------------------------------------
S&P 500 INDEX                21.40%    28.55%     20.57%**
-----------------------------------------------------------

* SINCE 4/1/92                              ** SINCE 4/30/92


                                                    SINCE
CLASS B SHARES                 1 YEAR             INCEPTION
-----------------------------------------------------------
EQUITY VALUE FUND                7.45%            18.42%*
-----------------------------------------------------------
S&P 500 INDEX                   21.04%            25.50%**
-----------------------------------------------------------

* SINCE 5/12/97                             ** SINCE 5/31/97


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 500 INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS.

[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                 CLASS A SHARES   CLASS B SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)*        5.50%           None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value)**                        None            5.50%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)         None            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed,
if applicable)                        None            None
--------------------------------------------------------------------------------
Exchange Fee                          None            None
--------------------------------------------------------------------------------

 * THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. SEE "PURCHASING FUND SHARES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL CLASS B SHARES WITHIN 1 YEAR OF YOUR PURCHASE AND DECREASES OVER TIME DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SELLING FUND SHARES."

[Logo omitted]
32 PROSPECTUS

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                CLASS A SHARES   CLASS B SHARES
Management Fees                       .75%             .75%
Distribution and Service
    (12b-1) Fees                      .25%            1.00%
Other Expenses                        .31%             .31%
--------------------------------------------------------------------------------
Total Annual Fund
    Operating Expenses               1.31%            2.06%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

EQUITY VALUE FUND - CLASS A         1.19%
EQUITY VALUE FUND - CLASS B         1.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                   1 YEAR     3 YEARS    5 YEARS  10 YEARS
--------------------------------------------------------------------------------
Class A Shares      $676      $  942     $1,229    $2,042
Class B Shares      $759      $1,046     $1,308    $2,197

If you do not sell your shares at the end of the period:

                   1 YEAR     3 YEARS    5 YEARS  10 YEARS
--------------------------------------------------------------------------------
Class A Shares      $676      $  942     $1,229    $2,042
Class B Shares      $209      $  646     $1,108    $2,197

                                                                  PROSPECTUS 33

EQUITY GROWTH FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Long-term growth of capital

INVESTMENT FOCUS
Large capitalization
U.S. common stocks

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Investing in a diversified portfolio
of common stocks of established
U.S. companies that demonstrate
long-term earnings growth

INVESTOR PROFILE
Investors who seek growth
of capital and are willing to
bear the risk of investing in
equity securities


[box][box][box]
INVESTMENT STRATEGY OF THE
EQUITY GROWTH FUND
[box][box][box]

The Fund pursues its investment goal by investing primarily in common stocks of established U.S. companies with large market capitalizations (in excess of $5 billion). In selecting investments for the Fund, the Advisor seeks to buy companies that have consistently grown earnings above the S&P 500 earnings growth rate and are attractively priced relative to their growth prospects. The Advisor's investment selection process begins with a top-down analysis of general economic conditions to determine how the investments will be weighted among industry sectors. The Advisor then conducts analysis of fundamental growth characteristics (such as return on equity, earnings growth and consistency, and price/earnings ratio) of the companies within those sectors to identify stocks which are likely to appreciate in value. The Advisor continually monitors the securities held by the Fund and may sell a security when it achieves a designated price target, there is a fundamental change in a company's prospects or better investment opportunities become available.


[box][box][box]
PRINCIPAL RISKS OF INVESTING IN THE EQUITY GROWTH FUND
[box][box][box]

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.




[Logo omitted]

34 PROSPECTUS

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.

THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.

[CHART OMITTED, PLOT POINTS ARE AS FOLLOWS:]

1998   30.69%
1999   49.12%

              BEST QUARTER           WORST QUARTER
                 34.59%                 -11.33%
               (12/31/99)              (9/30/98)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500 INDEX.

                                                    SINCE
CLASS A SHARES                    1 YEAR          INCEPTION
--------------------------------------------------------------------------------
EQUITY GROWTH FUND                40.92%          28.54%*
--------------------------------------------------------------------------------
S&P 500 INDEX                     21.04%          25.81%**
--------------------------------------------------------------------------------

* SINCE 2/3/97                              ** SINCE 1/31/97

                                                    SINCE
CLASS B SHARES                    1 YEAR          INCEPTION
--------------------------------------------------------------------------------
EQUITY GROWTH FUND                42.47%          31.49%*
--------------------------------------------------------------------------------

S&P 500 INDEX                     21.04%          25.50%**
--------------------------------------------------------------------------------

* SINCE 5/21/97                             ** SINCE 5/31/97


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 500 INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS.


[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                 CLASS A SHARES   CLASS B SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)*        5.50%            None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value)**                        None             5.50%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)         None             None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)    None             None
--------------------------------------------------------------------------------
Exchange Fee                          None             None
--------------------------------------------------------------------------------
* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.
SEE "PURCHASING FUND SHARES."

**THIS SALES CHARGE IS IMPOSED IF YOU SELL CLASS B SHARES WITHIN 1 YEAR OF YOUR PURCHASE AND DECREASES OVER TIME DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SELLING FUND SHARES."

                                                                   PROSPECTUS 35

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                CLASS A SHARES   CLASS B SHARES
Management Fees                       .75%            .75%
Distribution and Service
    (12b-1) Fees                      .25%           1.00%
Other Expenses                        .31%            .31%
--------------------------------------------------------------------------------
Total Annual Fund Operating
    Expenses                         1.31%           2.06%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

EQUITY GROWTH FUND - CLASS A        1.19%
EQUITY GROWTH FUND - CLASS B        1.97%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                   1 YEAR      3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A Shares      $676         $942    $1,229     $2,042
Class B Shares      $759       $1,046    $1,308     $2,197

If you do not sell your shares at the end of the period:

                   1 YEAR      3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A Shares      $676        $942     $1,229     $2,042
Class B Shares      $209        $646     $1,108     $2,197


[Logo omitted]


36 PROSPECTUS

INTERNATIONAL EQUITY FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Long-term capital appreciation

INVESTMENT FOCUS
Common stocks of
medium to large sized
companies in Europe
and the Pacific basin

SHARE PRICE VOLATILITY
High

PRINCIPAL INVESTMENT STRATEGY
Investing in a diversified portfolio
of common stocks of companies
that have a history of consistent
growth and little or no debt

INVESTOR PROFILE
Investors who want capital
appreciation, who are willing
to accept the risks of international
investing and who want to diversify
their investments by investing overseas


[box][box][box]
INVESTMENT STRATEGY OF THE
INTERNATIONAL EQUITY FUND
[box][box][box]

The Fund pursues its investment goal by investing primarily in common stocks of medium to large capitalization companies (in excess of $500 million) located in Europe and the Pacific basin countries, including Japan. The Advisor has engaged Vontobel USA Inc. as sub-advisor (Sub-Advisor) to manage the Fund on a day-to-day basis. The Fund focuses on companies that have a history of consistent growth in cash flow, sales, operating profits, returns on equity and returns on invested capital, and little or no debt. The Fund intends to be well diversified among industry sectors and have a low turnover ratio, generally holding its core positions for at least two years. The Sub-Advisor continually monitors the securities held by the Fund and may sell a security when it achieves a designated price target, there is a fundamental change in a company's or country's prospects or better investment opportunities become available.


[box][box][box]
PRINCIPAL RISKS OF INVESTING IN THE
INTERNATIONAL EQUITY FUND
[box][box][box]

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

                                                                   PROSPECTUS 37

PRINCIPAL RISKS OF INVESTING IN THE
INTERNATIONAL EQUITY FUND (CONTINUED)

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

The Fund is also subject to the risk that its investment approach, which focuses on international equity securities, may underperform other mutual funds which invest in domestic equity market segments or the equity markets as a whole.


[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.

THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.

1996  10.88%
1997   0.00%
1998   8.69%
1999  45.09%

            BEST QUARTER           WORST QUARTER
               31.79%                 -18.76%
             (12/31/99)              (9/30/98)

THE PERFORMANCE FOR THE PERIODS PRIOR TO 9/1/98 REPRESENTS THE PERFORMANCE OF THE FUND'S PREVIOUS SUB-ADVISOR.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE MORGAN STANLEY EAFE INDEX.

                                                    SINCE
CLASS A SHARES                 1 YEAR             INCEPTION
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND       37.13%            13.16%*
--------------------------------------------------------------------------------
MORGAN STANLEY EAFE INDEX       26.96%            12.47%**
--------------------------------------------------------------------------------

* SINCE 5/1/95                              ** SINCE 4/30/95

                                                    SINCE
CLASS B SHARES                 1 YEAR             INCEPTION
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND       38.63%            15.85%*
--------------------------------------------------------------------------------
MORGAN STANLEY EAFE
   INDEX                        26.96%            18.34%**
--------------------------------------------------------------------------------

* SINCE 5/7/97                              ** SINCE 4/30/97


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------

AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE MORGAN STANLEY EAFE INDEX IS A WIDELY-RECOGNIZED, MARKET CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF OVER 1,000 SECURITIES LISTED ON THE STOCK EXCHANGES IN EUROPE, AUSTRALASIA AND THE FAR EAST.

[Logo omitted]
38 PROSPECTUS

[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY
FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                 CLASS A SHARES CLASS B SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)*       5.50%           None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value)**                       None            5.50%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and other Distributions (as a
percentage of offering price)        None            None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if applicable)   None            None
--------------------------------------------------------------------------------
Exchange Fee                         None            None
--------------------------------------------------------------------------------
 * THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.
SEE "PURCHASING FUND SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL CLASS B SHARES WITHIN 1 YEAR OF YOUR PURCHASE AND DECREASES OVER TIME DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SELLING FUND SHARES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                CLASS A SHARES CLASS B SHARES
Management Fees                      1.00%         1.00%
Distribution and Service
    (12b-1) Fees                      .25%         1.00%
Other Expenses                        .75%          .75%
-------------------------------------------------------------------------------
Total Annual Fund Operating
    Expenses                         2.00%         2.75%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR AND SUB-ADVISOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THE PROSPECTUS, BUT THE ADVISOR OR SUB-ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

INTERNATIONAL EQUITY FUND - CLASS A 1.75%
INTERNATIONAL EQUITY FUND - CLASS B 2.50%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Class A Shares     $742      $1,143     $1,568      $2,749

Class B Shares     $828      $1,253     $1,654      $2,900

If you do not sell your shares at the end of the period:

                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Class A Shares     $742      $1,143     $1,568      $2,749

Class B Shares     $278      $  853     $1,454      $2,900


                                                                  PROSPECTUS 39

MORE INFORMATION ABOUT RISK

[box][box][box]
EQUITY RISK
BALANCED FUND
EQUITY INCOME FUND
EQUITY INDEX FUND
EQUITY VALUE FUND
EQUITY GROWTH FUND
INTERNATIONAL EQUITY FUND
[box][box][box]
Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.


[box][box][box]
FIXED INCOME RISK
INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
FIXED INCOME FUND
PENNSYLVANIA MUNICIPAL SECURITIES FUND
NEW JERSEY MUNICIPAL SECURITIES FUND
HIGH YIELD BOND FUND
BALANCED FUND
[box][box][box]

The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

     [box] CALL RISK
     INTERMEDIATE-TERM GOVERNMENT
       SECURITIES FUND
     FIXED INCOME FUND
     PENNSYLVANIA MUNICIPAL SECURITIES FUND
     NEW JERSEY MUNICIPAL SECURITIES FUND
     HIGH YIELD BOND FUND
     BALANCED FUND
     During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

     [box] CREDIT RISK
     INTERMEDIATE-TERM GOVERNMENT
       SECURITIES FUND
     FIXED INCOME FUND
     PENNSYLVANIA MUNICIPAL SECURITIES FUND
     NEW JERSEY MUNICIPAL SECURITIES FUND
     HIGH YIELD BOND FUND
     BALANCED FUND
     The possibility that an issuer will be unable to make timely payments of either principal or interest.

[Logo omitted]
40 PROSPECTUS

     [box] EVENT RISK
     INTERMEDIATE-TERM GOVERNMENT
       SECURITIES FUND
     FIXED INCOME FUND
     NEW JERSEY MUNICIPAL SECURITIES FUND
     PENNSYLVANIA MUNICIPAL SECURITIES FUND
     HIGH YIELD BOND FUND
     BALANCED FUND
     Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Fund's multiple holdings.

     [box] HIGH-YIELD, LOWER RATED SECURITIES
     HIGH YIELD BOND FUND
     High-yield, lower rated securities (or "junk bonds") are subject to additional risks associated with investing in high-yield securities, including:

        [box] High-yield, lower rated securities involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

        [box] The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

        [box] Market prices for high-yield, lower rated securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.

        [box] The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.

     [box] MORTGAGE-BACKED SECURITIES
     FIXED INCOME FUND
     Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently than other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.


                                                                   PROSPECTUS 41

[box][box][box]
MUNICIPAL ISSUER RISK
PENNSYLVANIA MUNICIPAL SECURITIES FUND
NEW JERSEY MUNICIPAL SECURITIES FUND
[box][box][box]

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes. In addition, each Fund's concentration of investments in issuers located in a single state makes each Fund more susceptible to adverse political or economic developments affecting that state. Each Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.


[box][box][box]
FOREIGN SECURITY RISK
INTERNATIONAL EQUITY FUND
[box][box][box]

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

In addition to these risks, certain foreign securities may be subject to the following additional risk factors:

[Logo omitted]
42 PROSPECTUS

    [box] CURRENCY RISK
    INTERNATIONAL EQUITY FUND
    Investments in foreign securities denominated in foreign currencies involve additional risks, including:

        [box] The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.

        [box] A Fund may incur substantial costs in connection with conversions between various currencies.

        [box] A Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.

        [box] Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.


[box][box][box]
TRACKING ERROR RISK
EQUITY INDEX FUND
[box][box][box]

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.



MORE INFORMATION ABOUT FUND INVESTMENTS
In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with the Fund's objectives (other than the Money Market Funds). A Fund will do so only if the Advisor or Sub-Advisor believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, we cannot guarantee that any Fund will achieve its investment goal.


                                                                 PROSPECTUS 43

INVESTMENT ADVISOR
AND SUB-ADVISOR
The Investment Advisor makes investment decisions for each of the Funds, other than the International Equity Fund, and continuously reviews, supervises and administers the Funds' respective investment programs. The Advisor oversees the Sub-Advisor for the International Equity Fund to ensure compliance with that Fund's investment policies and guidelines, and monitors the Sub-Advisor's adherence to its investment style. The Advisor pays the Sub-Advisor out of the Management Fees it receives (described below). The Advisor also monitors the performance of the SIMT Fund and the SIF Fund. The Board of Trustees of The Pillar Funds supervises the Advisor and Sub-Advisor and establishes policies that the Advisor and Sub-Advisor must follow in their management activities.

Summit Bank serves as the Advisor to the Funds. As of December 31, 1999, Summit Bank had approximately $10.8 billion in assets under management. For the year ended December 31, 1999, Summit Bank received advisory fees as a percentage of average daily net assets of:

 U.S. TREASURY SECURITIES
     MONEY MARKET FUND                       0.35%

 TAX-EXEMPT MONEY MARKET FUND                0.31%

 PRIME OBLIGATION
     MONEY MARKET FUND                       0.35%

 INTERMEDIATE-TERM GOVERNMENT
     SECURITIES FUND                         0.43%

 FIXED INCOME FUND                           0.50%

 PENNSYLVANIA MUNICIPAL
     SECURITIES FUND                         0.46%

 NEW JERSEY MUNICIPAL
     SECURITIES FUND                         0.50%

 HIGH YIELD BOND FUND                        0.39%

 BALANCED FUND                               0.58%

 EQUITY INCOME FUND                          0.60%

 EQUITY INDEX FUND                           0.35%

 EQUITY VALUE FUND                           0.64%

 EQUITY GROWTH FUND                          0.64%

 INTERNATIONAL EQUITY FUND                   0.75%

Vontobel USA Inc. (Vontobel USA), 450 Park Avenue, New York, NY 10022, manages the International Equity Fund on a day-to-day basis. Vontobel selects, buys and sells securities for the Fund under the supervision of the Advisor and the Board of Trustees of The Pillar Funds.



[Logo omitted]
44 PROSPECTUS

Fabrizio Pierallini serves as the Chief Investment Officer and Senior Vice President of Vontobel USA. He has managed the International Equity Fund since September, 1998. He has more than 19 years of investment experience. Prior to joining Vontobel USA in 1994, Mr. Pierallini served asAssociate-Director/ Portfolio Manager with Swiss Bank Corporation, New York.

Mr. Rajiv Jain serves as a First Vice President of Vontobel USA, and has served as associate portfolio manager of the International Equity Fund since September, 1998. He has more than 9 years of investment experience. Prior to joining Vontobel USA in 1994, Mr. Jain was an analyst with Swiss Bank Corporation, New York.

SEI Investments Management Corporation (SEI), One Freedom Valley Drive, Oaks, PA 19456, is the advisor of the SIMT Fund and has engaged Credit Suisse Asset Management (Credit Suisse) as sub-advisor to manage the SIMT Fund on a day-to-day basis. Credit Suisse selects, buys and sells securities for the SIMT Fund under the supervision of SEI and the SIMT Board of Trustees.

Richard J. Lindquist, C.F.A., serves as portfolio manager of the High Yield Bond Fund. Mr. Lindquist joined Credit Suisse in 1995 as a result of Credit Suisse's acquisition of CS First Boston Investment Management, and has had 16 years of investment management experience, all of which were with high yield bonds. Prior to joining CS First Boston, Mr. Lindquist was with Prudential Insurance Company of America where he managed high yield funds totaling approximately $1.3 billion. Prior to joining Prudential, Mr. Lindquist managed high yield funds at
T. Rowe Price.

World Asset Management (World) manages the SIF Fund on a day-to-day basis. World selects, buys and sells securities for the SIF Fund under the supervision of the SIF Board of Trustees.

All investment decisions for the SIF Fund are made by a committee of investment professionals and no persons are primarily responsible for making recommendations to that committee.


PORTFOLIO MANAGERS
Judith Tomo serves as a Vice President of the Advisor. She has managed the U.S. Treasury Securities Money Market Fund and the Prime Obligation Money Market Fund since June, 1996. Ms. Tomo also advises the U.S. Treasury Securities Plus Money Market Fund and the Institutional Select Money Market Fund. Prior to joining the Advisor in 1995, Ms. Tomo managed money market instruments for a large regional bank for a number of years.

Charlene P. Palmer serves as a Vice President of the Advisor. She has managed the Tax-Exempt Money Market Fund since June, 1996, the Pennsylvania Municipal Securities Fund since November, 1999, and the New Jersey Municipal Securities Fund since May, 1992. She joined the Advisor in 1981 and has managed investments for the Advisor for the past 18 years, with an emphasis on tax-exempt bonds.

Sarah Krieger serves as a Vice President of the Advisor. She has managed the Intermediate-Term Government Securities Fund since December, 1999. Prior to joining the Advisor in 1997, Ms. Krieger managed fixed income portfolios for Meredith, Martin & Kaye (MMK) during 1995 and 1996. Prior to joining MMK, Ms. Krieger served as a sales associate for Freeman Securities in 1994. She has more than 16 years of experience in the investment field.

Joseph Markovich serves as a Senior Vice President of the Advisor. He has managed the Fixed Income Fund since January, 1997. He joined the Advisor in 1985 and has managed investments for the Advisor for the past 15 years.

Edward Kasperavich serves as a Vice President of the Advisor. He has managed the Balanced Fund since January, 1997. He joined the Advisor in 1985 and has managed investments for the Advisor for the past 15 years.

Richard H. Caro serves as a Vice President of the Advisor. He has managed the Equity Income Fund since January, 1996. He joined the Advisor in 1983


                                                                 PROSPECTUS 45
and has managed investments for the Advisor for the past 15 years. He has more than 29 years of investment experience.

Fernando Garip serves as a Senior Vice President of the Advisor. He has managed the Equity Value Fund since January, 1996. He joined the Advisor in 1982 and has managed investments for the Advisor for the past 18 years.

Gregory S. Huning serves as a Senior Vice President of the Advisor. He has co-managed the Equity Growth Fund since April, 1999. Prior to joining the Advisor in 1995, Mr. Huning served as a senior equity portfolio manager for the Robert Wood Johnson Foundation in 1994. Mr. Huning has more than 29 years of experience in investment management.

Glen C. Corbitt serves as a Vice President of the Advisor. He has co-managed the Equity Growth Fund since April, 1999. Prior to joining the Advisor in 1995, Mr. Corbitt served as an accountant for Rockefeller Financial Services.


PURCHASING, SELLING
AND EXCHANGING
FUND SHARES
This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A and Class B Shares of the Funds.

The classes have different expenses and other characteristics.


CLASS A SHARES

[box] Front-end sales charge (except for the Money Market Funds)

[box] 12b-1 fees

[box] $1,000 minimum initial investment

CLASS B SHARES

[box] Contingent deferred sales charge

[box] Higher 12b-1 fees and shareholder servicing fees

[box] $1,000 minimum initial investment

[box] Automatic conversion to Class A Shares after
      8 years

For some investors the minimum initial investment for Class A and Class B Shares may be lower.


HOW TO PURCHASE
FUND SHARES
You may purchase shares directly by:

MAIL:
The Pillar Funds
P.O. Box 8523
Boston, MA 02266-8523

FOR OVERNIGHT DELIVERY:
The Pillar Funds
c/o Boston Financial Data Services
Two Heritage Drive
North Quincy, MA 02171-2144

[Logo omitted]
46 PROSPECTUS

TELEPHONE:
1-800-932-7782

WIRE:
State Street Bank and Trust Company ABA #01100028 For Credit To DDA Account #9905-150-0 For Further Credit To Account # (insert your name and account number)

SHAREHOLDERS MUST CALL 1-800-932-7782 BEFORE WIRING FUNDS.

AUTOMATED CLEARING HOUSE (ACH):
Call 1-800-932-7782 to request a form to establish this option.

To purchase shares directly, complete and send in the enclosed application. If you need an application or have questions, please call 1-800-932-7782. Unless you arrange to pay by wire or through ACH, write your check, payable in U.S. dollars, to "The Pillar Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You also generally will have to address your correspondence or questions regarding a Fund to your institution.


GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and, for the Money Market Funds, the Federal Reserve are open for business (a Business Day).

A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge.

Each Fund (except the Money Market Funds) calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must generally receive your purchase order before 4:00 p.m., Eastern time.

Each Money Market Fund calculates its NAV once each Business Day at 3:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund generally must receive both your order and federal funds (readily available funds) before 3:00 p.m., Eastern time.


HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price (except the Money Market Funds). If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

In calculating NAV for the Money Market Funds, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The International Equity Fund holds securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of the Fund's investments may change on days when you cannot buy or sell Fund shares.


                                                                  PROSPECTUS 47

MINIMUM PURCHASES

To purchase Class A or Class B Shares for the first time, you must invest at least $1,000 in any Fund. Your subsequent investments in a Fund must be made in amounts of at least $100. A Fund may accept investments of smaller amounts for either class of shares at our discretion.


SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase Class A or Class B Shares automatically through regular deductions from your account in amounts of at least $50 per month.

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load (except the Money Market Funds).

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:



INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
                   YOUR SALES CHARGE     YOUR SALES CHARGE
   IF YOUR         AS A PERCENTAGE OF    AS A PERCENTAGE OF
INVESTMENT IS:       OFFERING PRICE      YOUR NET INVESTMENT
--------------------------------------------------------------------------------
$0-99,999                 4.00%                 4.17%
$100,000-249,000          3.00%                 3.09%
$250,000-499,999          2.00%                 2.04%
$500,000-999,999          1.00%                 1.01%
$1,000,000                0.00%                 0.00%
and above*

FIXED INCOME FUND
HIGH YIELD BOND FUND
                   YOUR SALES CHARGE     YOUR SALES CHARGE
   IF YOUR         AS A PERCENTAGE OF    AS A PERCENTAGE OF
INVESTMENT IS:       OFFERING PRICE      YOUR NET INVESTMENT
--------------------------------------------------------------------------------
$0-99,999                 4.25%                 4.44%
$100,000-249,000          3.75%                 3.90%
$250,000-499,999          2.75%                 2.83%
$500,000-999,999          2.00%                 2.04%
$1,000,000                0.00%                 0.00%
and above*

[Logo omitted]
48 PROSPECTUS

PENNSYLVANIA MUNICIPAL SECURITIES FUND
NEW JERSEY MUNICIPAL SECURITIES FUND
                   YOUR SALES CHARGE     YOUR SALES CHARGE
   IF YOUR         AS A PERCENTAGE OF    AS A PERCENTAGE OF
INVESTMENT IS:       OFFERING PRICE      YOUR NET INVESTMENT
--------------------------------------------------------------------------------
$0-249,999                3.00%                 3.09%
$250,000-499,999          2.00%                 2.04%
$500,000-999,999          1.00%                 1.01%
$1,000,000                0.00%                 0.00%
and above*

BALANCED AND EQUITY FUNDS
                   YOUR SALES CHARGE     YOUR SALES CHARGE
   IF YOUR         AS A PERCENTAGE OF    AS A PERCENTAGE OF
INVESTMENT IS:       OFFERING PRICE      YOUR NET INVESTMENT
-------------------------------------------------------------------------------
$0-49,999                 5.50%                 5.82%
$50,000-99,999            4.75%                 4.99%
$100,000-249,999          3.75%                 3.90%
$250,000-499,999          2.75%                 2.83%
$500,000-999,999          2.00%                 2.04%
$1,000,000                0.00%                 0.00%
and above*
*PURCHASES OF $1,000,000 OR MORE DO NOT HAVE A SALES CHARGE. HOWEVER, THE DISTRIBUTOR WILL CHARGE YOU A 1.00% CONTINGENT DEFERRED SALES CHARGE IF YOU REDEEM YOUR SHARES WITHIN 12 MONTHS FROM THE DATE YOU BOUGHT THEM.


WAIVER OF FRONT-END SALES CHARGE -
CLASS A SHARES

The front-end sales charge will be waived on Class A Shares:

[box] issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which The Pillar Funds is a party;

[box] sold to dealers or brokers that have a sales arrangement with the Distributor, for their own account or for retirement plans for their employees;

[box] sold to present employees of dealers or brokers that certify to the Distributor at the time of purchase that such purchase is for their own account;

[box] sold to present or retired employees of Summit Bancorp, or one of its affiliates and/or the spouses of such employees;

[box] sold to present employees of service providers to The Pillar Funds;

[box] sold to any qualified customer who has entered into an agreement with Summit Bank, its affiliates or correspondent banks;

[box] sold to present or retired Trustees of The Pillar Funds and their immediate families;


                                                                  PROSPECTUS 49

[box] sold to present or retired Directors of Summit Bancorp or its affiliates, and their immediate families;

[box] sold to beneficial owners of Class I Shares whose interests are converted into Class A Shares;

[box] purchased within 90 days of a redemption of Class A Shares of a non-money market fund (only to the amount of the redemption); or

[box] sold to 401(k) plans that have entered into service arrangements with Summit Bank, its affiliates or correspondent banks.


REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 90 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may only exercise this privilege once. To exercise this privilege, the Fund must receive your purchase order within 90 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE FUND WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES.


REDUCED SALES CHARGES - CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation.

[Logo omitted]
50 PROSPECTUS

To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.


CONTINGENT DEFERRED SALES CHARGES -
CLASS B SHARES

You do not pay a sales charge when you purchase Class B Shares. The offering price of Class B Shares is simply the next calculated NAV. But if you sell your shares within 7 years after your purchase, you will pay a contingent deferred sales charge as described in the table below for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price.

This sales charge does not apply to exchanges of Class B Shares of one Fund for Class B Shares of another Fund.


                            CONTINGENT DEFERRED SALES CHARGE
  YEAR SINCE                   AS A PERCENTAGE OF DOLLAR
   PURCHASE                    AMOUNT SUBJECT TO CHARGE
-------------------------------------------------------------------------------

     First                              5.50%
     Second                             5.00%
     Third                              4.00%
     Fourth                             3.00%
     Fifth                              2.00%
     Sixth                              1.00%
     Seventh                            0.00%
     Eighth                             0.00%


                                                                  PROSPECTUS 51

The contingent deferred sales charge will be waived if you sell your Class B Shares for the following reasons:

[box] to make certain required withdrawals from a retirement plan (including
IRAs);

[box] because of death or disability;

[box] by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that, the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed (certain documentation may be required);

[box] on the redemption of shares originally purchased through a bank trust department, a registered investment advisor, or retirement plans who have made certain arrangements with the Distributor or any other financial institution, to the extent that no payments were advanced for purchases made through those institutions; or

[box] shareholders who automatically reinvest their dividends and distributions may redeem up to 10% of the value of their shares each year.


GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Advisor, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Funds.

[Logo omitted]
52 PROSPECTUS

HOW TO SELL YOUR
FUND SHARES
If you own your shares directly, you may sell your shares on any Business Day by contacting a Fund directly by mail or telephone at 1-800-932-7782.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $10,000 or more of your shares, or you would like your proceeds sent to a third party or an address other than your own, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the NAV next determined after a Fund receives your request, less any applicable deferred sales charge.


SYSTEMATIC WITHDRAWAL PLAN

If you have at least $2,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.


RECEIVING YOUR MONEY

Normally, the fund will send your sale proceeds within one Business Day after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.


HOW TO EXCHANGE
YOUR SHARES
If you own your shares directly, you may exchange your shares on any Business Day by contacting the Fund directly by mail or telephone.

You may also exchange shares through your financial institution or an investment professional by mail or telephone. Your broker or institution may charge a fee for its services.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

CLASS A SHARES

You may exchange Class A Shares of any Fund for Class A Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (i.e., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.


                                                                  PROSPECTUS 53

CLASS B SHARES

You may exchange Class B Shares of any Fund for Class B Shares of any other Fund. No contingent deferred sales charge is imposed on redemptions of Class B Shares you acquire in an exchange, including shares of the Prime Obligation Money Market Fund, provided you hold your shares for at least 7 years from the date of your initial purchase.

REDEMPTIONS IN KIND

A Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not all without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.


DISTRIBUTION OF
FUND SHARES
Each Fund has adopted a distribution plan under Rule 12b-1 that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are as follows:

CLASS A SHARES                                    0.25%

CLASS B SHARES                                    1.00%

The SIMT Fund has adopted a shareholder servicing plan under which its Class A shares may pay a shareholder servicing fee of up to 0.25% of average daily net assets. The SIF Fund has adopted a shareholder servicing plan under which its Class E shares may pay a shareholder servicing fee of up to 0.25% of average daily net assets. To the extent that a shareholder servicing fee is charged to either the SIMT Fund or the SIF Fund, the Distributor will waive a corresponding amount for the High Yield Bond Fund or the Equity Index Fund to limit the distribution and shareholder service fees to a total of 1.00%.

SHAREHOLDER PROMOTIONAL PROGRAMS
The Distributor may from time to time provide incentives in the form of cash or Fund shares to current or potential shareholders of The Pillar Funds. The Distributor or Summit Bank may terminate any promotional program at any time without prior notice. The Distributor will not be reimbursed by the Trust for any payment made pursuant to promotional offers.

[Logo omitted]
54 PROSPECTUS

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income as follows:

U.S. TREASURY SECURITIES
     MONEY MARKET FUND                   MONTHLY
TAX-EXEMPT MONEY MARKET FUND
PRIME OBLIGATION
     MONEY MARKET FUND
INTERMEDIATE-TERM
     GOVERNMENT SECURITIES FUND
FIXED INCOME FUND
PENNSYLVANIA MUNICIPAL SECURITIES FUND
NEW JERSEY MUNICIPAL SECURITIES FUND
HIGH YIELD BOND FUND

BALANCED FUND                            QUARTERLY
EQUITY INCOME FUND
EQUITY INDEX FUND
EQUITY VALUE FUND
EQUITY GROWTH FUND

INTERNATIONAL EQUITY FUND                ANNUALLY



Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing at least 30 days prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. If you invest through a broker or authorized institution, you may elect cash payment or cancel your election by contacting your broker or institution directly. Your broker or institution may have different requirements regarding the timing of your notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Tax-Exempt Money Market Fund intends to distribute federally tax-exempt income. The Pennsylvania Municipal Securities Fund intends to distribute income that is exempt from both federal taxes and Pennsylvania state taxes. The New Jersey Municipal Securities Fund intends to distribute income that is exempt from both federal taxes and New Jersey state taxes. The Funds may invest a portion of their assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable.

The International Equity Fund may be able to pass along a tax credit for foreign income taxes it pays. The Fund will notify you if it gives you the credit.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

                                                                  PROSPECTUS 55

FINANCIAL HIGHLIGHTS
The tables that follow present performance information about the Class A and Class B Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-932-7782.

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR



                                                                                 RATIO OF   RATIO OF NET                 RATIO
                                                                                 EXPENSES    INVESTMENT                  OF NET
                NET ASSET            DISTRIBUTIONS                              TO AVERAGE   INCOME TO      RATIO OF   INVESTMENT
                  VALUE       NET      FROM NET  NET ASSET           NET ASSETS NET ASSETS  AVERAGE NET     EXPENSES    INCOME
                BEGINNING INVESTMENT  INVESTMENT VALUE END   TOTAL     END OF   (EXCLUDING  ASSETS (EX-    TO AVERAGE  TO AVERAGE
                OF PERIOD   INCOME      INCOME   OF PERIOD  RETURN  PERIOD (000) WAIVERS) CLUDING WAIVERS) NET ASSETS  NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
1999              $1.00      $0.04     $(0.04)     $1.00     4.07%   $118,486     0.89%         3.99%         0.89%        3.99%
1998               1.00       0.04      (0.04)      1.00     4.43      68,327     0.88          4.28          0.88         4.28
1997               1.00       0.04      (0.04)      1.00     4.28      12,492     0.90          4.22          0.90         4.22
1996               1.00       0.04      (0.04)      1.00     4.27       3,503     0.90          4.19          0.90         4.19
1995               1.00       0.05      (0.05)      1.00     4.80       3,532     0.90          4.66          0.90         4.66

---------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
1999              $1.00      $0.02     $(0.02)     $1.00     2.45%    $25,511     0.90%         2.40%         0.86%        2.44%
1998               1.00       0.03      (0.03)      1.00     2.72      16,346     0.94          2.65          0.90         2.69
1997               1.00       0.03      (0.03)      1.00     2.84       8,509     0.92          2.80          0.90         2.82
1996               1.00       0.03      (0.03)      1.00     2.70       3,852     0.93          2.62          0.90         2.65
1995               1.00       0.03      (0.03)      1.00     3.17       5,238     0.96          3.08          0.90         3.14

---------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
1999              $1.00      $0.04     $(0.04)     $1.00     4.39%   $  3,507     0.89%         4.29%         0.89%        4.29%
1998               1.00       0.05      (0.05)      1.00     4.76       4,166     0.88          4.70          0.88         4.70
1997               1.00       0.05      (0.05)      1.00     4.75      17,514     0.91          4.66          0.90         4.67
1996               1.00       0.04      (0.04)      1.00     4.58      11,347     0.92          4.46          0.90         4.48
1995               1.00       0.05      (0.05)      1.00     5.14       6,925     0.91          5.00          0.90         5.01

CLASS B
1999              $1.00      $0.04     $(0.04)     $1.00     3.61%   $  1,735     1.63%         3.79%         1.63%        3.79%
1998               1.00       0.04      (0.04)      1.00     3.99         146     1.63          3.84          1.63         3.84
1997(1)            1.00         --         --       1.00     5.48*         10     3.01          7.17          1.65         8.53
----------------------------------------------------------------------------------------------------------------------------------

 *  ANNUALIZED
(1) COMMENCED OPERATIONS ON DECEMBER 30, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.

[Logo omitted]
56 PROSPECTUS

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                                 RATIO OF   RATIO OF NET
                                                                                 EXPENSES    INVESTMENT
                                                                                TO AVERAGE   INCOME TO
                                                                                 NET ASSETS  AVERAGE NET          RATIO OF
                      REALIZED AND  DISTRI-   DISTRI-                           (EXCLUDING  ASSETS (EX- RATIO OF     NET      PORT-
      NET ASSET  NET   UNREALIZED   BUTIONS   BUTIONS                 NET ASSETS WAIVERS      CLUDING   EXPENSES  INVESTMENT  FOLIO
        VALUE   INVEST-  GAINS OR  FROM NET    FROM   NET ASSET         END OF     AND      WAIVERS AND TO AVERAGE   INCOME   TURN-
      BEGINNING  MENT  (LOSSES) ON INVESTMENT CAPITAL VALUE END  TOTAL   PERIOD REIMBURSE-    REIM-       NET    TO AVERAGE   OVER
      OF PERIOD INCOME  SECURITIES  INCOME     GAINS  OF PERIOD RETURN(+) (000)   MENTS)    BURSEMENTS) ASSETS   NET ASSETS   RATE
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
1999    $10.37   $0.50   $(0.62)   $(0.50)    $  --    $ 9.75    (1.18)% $  945    1.14%      4.86%       1.05%     4.95%    49.64%
1998     10.26    0.54     0.11     (0.54)       --     10.37     6.47    1,253    1.22       5.02        1.05      5.19     43.42
1997     10.16    0.55     0.10     (0.55)       --     10.26     6.60    1,397    1.19       5.26        1.05      5.40     57.82
1996     10.37    0.52    (0.22)    (0.51)       --     10.16     3.01    2,578    1.12       4.94        1.05      5.01     40.60
1995      9.51    0.51     0.86     (0.51)       --     10.37    14.71    3,665    1.30       4.83        1.05      5.08     68.29

----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
1999    $10.51   $0.52   $(0.72)   $ 0.52    $   --    $ 9.79    (1.97) %$3,794    1.06%      5.09%       1.05%     5.10%    34.42%
1998     10.36    0.55     0.21     (0.55)    (0.06)    10.51     7.54    4,292    1.16       5.20        1.05      5.31     58.30
1997     10.20    0.57     0.16     (0.57)       --     10.36     7.41    4,526    1.16       5.49        1.05      5.60     80.34
1996     10.48    0.55    (0.28)    (0.55)       --     10.20     2.68    4,830    1.17       5.23        1.05      5.35     40.56
1995      9.44    0.56     1.04     (0.56)       --     10.48    17.36    5,844    1.16       5.47        1.05      5.58     35.49
CLASS B
1999    $10.55   $0.45   $(0.72)   $(0.44)   $   --    $ 9.84    (2.57)  $7,678    1.81%      4.34%       1.80%     4.35%    34.42%
1998     10.39    0.48     0.22     (0.48)    (0.06)    10.55     6.84    6,835    1.91       4.33        1.80      4.44     58.30
1997(1)  10.11    0.31     0.28     (0.31)       --     10.39     9.41    1,268    1.86       4.96        1.80      5.02     80.34
-----------------------------------------------------------------------------------------------------------------------------------

(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.
(1) COMMENCED OPERATIONS ON MAY 16, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.

                                                                 PROSPECTUS 57


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
                                                                                   RATIO   RATIO OF NET
                                                                                    OF      INVESTMENT
                                                                                  EXPENSES   INCOME             RATIO OF
                         REALIZED                                                   TO         TO                   NET
                           AND      DISTRI-  DISTRI-                              AVERAGE   AVERAGE   RATIO OF   INVESTMENT   PORT-
     NET ASSET  NET    UNREALIZED   BUTIONS   BUTIONS                  NET ASSETS   NET       NET    EXPENSES     INCOME      FOLIO
       VALUE   INVEST-  GAINS OR    FROM NET   FROM   NET ASSET          END OF    ASSETS    ASSETS  TO AVERAGE    TO         TURN-
     BEGINNING MENT   (LOSSES)ON  INVESTMENT CAPITAL VALUE END  TOTAL   PERIOD  (EXCLUDING (EXCLUDING    NET       AVERAGE    OVER
     OF PERIOD INCOME   SECURITIES  INCOME    GAINS  OF PERIOD RETURN(+) (000)   WAIVERS)   WAIVERS)   ASSETS    NET ASSETS   RATE
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
1999    $10.23   $0.40   $(1.13)    $(0.40)   $(0.10)  $ 9.00   (7.32)%  $  304      1.12%     4.01%   1.05%       4.08%    43.19%
1998     10.38    0.42     0.05      (0.42)    (0.20)   10.23    4.58       433      1.21      3.87    1.05        4.03     56.48
1997     10.17    0.43     0.23      (0.43)    (0.02)   10.38    6.63       404      1.21      4.02    1.05        4.18     71.89
1996     10.22    0.42    (0.05)     (0.42)       --    10.17    3.74       344      1.74      3.39    0.94        4.19     25.88
1995      9.55    0.38     0.67      (0.38)       --    10.22   11.15       269      1.55      3.30    1.05        3.80     36.92
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
1999    $10.88   $0.44   $(0.63)    $(0.44)   $(0.03)  $10.22   (1.87)% $11,549      1.06%     4.10%   1.05%       4.11%     9.00%
1998     10.89    0.44     0.03      (0.45)    (0.03)   10.88    4.44    16,706      1.17      4.03    1.05        4.15     17.55
1997     10.70    0.49     0.17      (0.47)       --    10.89    6.31    18,651      1.19      4.21    1.05        4.35     22.85
1996     10.79    0.41    (0.09)     (0.41)       --    10.70    3.08    20,247      1.18      3.62    0.92        3.88     13.93
1995      9.93    0.44     0.86      (0.44)       --    10.79   13.30    25,954      1.18      3.66    0.66        4.18      2.83
-----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
1999    $ 9.99   $0.79   $(0.56)    $(0.76)   $(0.01)   $9.44    2.27%   $  207      1.85%     7.73%   1.41%       8.17%    18.01%*
1998(1)  10.00    0.17     0.01      (0.18)    (0.02)    9.98    1.79       103      5.04      3.46    1.50        7.00      1.47
CLASS B
1999    $ 9.98   $0.70   $(0.55)    $(0.69)   $(0.01)   $9.43    1.44%  $ 5,572      2.60%     6.99%   2.16%       7.43%    18.01%*
1998(1)  10.00    0.16       --      (0.16)    (0.02)    9.98    1.63     2,285      5.79      3.34    2.25        6.88      1.47
-----------------------------------------------------------------------------------------------------------------------------------

 * THE PORTFOLIO TURNOVER RATE FOR THE MASTER FUND, THE SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND PORTFOLIO, IS 18.73% FOR THE TWELVE MONTH PERIOD ENDING DECEMBER 31, 1999.
(+)TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.
(1)COMMENCED OPERATIONS ON SEPTEMBER 10, 1998. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

58 PROSPECTUS


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
                                                                                 RATIO  RATIO OF NET
                                                                                   OF     INVESTMENT
                                                                                EXPENSES   INCOME              RATIO OF
                        REALIZED                                                   TO     (LOSS) TO               NET
                 NET      AND       DISTRI-   DISTRI-                            AVERAGE   AVERAGE   RATIO OF  INVESTMENT   PORT-
      NET ASSET INVEST- UNREALIZED  BUTIONS   BUTIONS                  NET ASSETS  NET       NET     EXPENSES    INCOME     FOLIO
        VALUE    MENT   GAINS OR   FROM NET    FROM   NET ASSET         END OF    ASSETS    ASSETS  TO AVERAGE   (LOSS)     TURN-
      BEGINNING INCOME (LOSSES)ON INVESTMENT  CAPITAL VALUE END  TOTAL   PERIOD (EXCLUDING(EXCLUDING   NET      TO AVERAGE   OVER
      OF PERIOD (LOSS)  SECURITIES  INCOME     GAINS  OF PERIOD RETURN(+)(000)   WAIVERS)   WAIVERS)  ASSETS    NET ASSETS   RATE
-----------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
1999    $13.93   $0.23   $1.02     $(0.22)   $(0.02)  $14.94      9.04%  $10,812    1.37%    1.39%     1.20%      1.56%      63.54%
1998     12.02    0.23    1.95      (0.22)    (0.05)   13.93     18.33    11,352    1.43     1.43      1.05       1.81       43.77
1997     11.40    0.26    1.92      (0.29)    (1.27)   12.02     19.46     9,901    1.39     2.10      1.05       2.44       93.85
1996     12.07    0.43    1.17      (0.44)    (1.83)   11.40     13.39     9,095    1.36     3.12      1.05       3.43       43.80
1995      9.92    0.42    2.28      (0.42)    (0.13)   12.07     27.53     8,452    1.36     3.33      1.05       3.64       41.63
CLASS B
1999    $31.84   $0.12   $1.01     $(0.12)   $(0.12)  $14.83      8.20%  $37,340    2.13%    0.62%     1.75%      0.80%      63.54%
1998     11.97    0.15    1.92      (0.15)    (0.05)   13.84     17.40    22,811    2.18     0.64      1.80       1.02       43.77
1997(1)  11.93    0.15    1.34      (0.18)    (1.27)   11.97     19.45*    4,487    2.28     0.75      1.80       1.23       93.85
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
1999    $14.01   $0.18   $0.59     $(0.13)   $(0.11)  $14.54      5.50%  $17,772    1.34%    1.06%     1.19%      1.21%      19.24%
1998     13.22    0.24    1.19      (0.25)    (0.39)   14.01     11.12    18,159    1.36     1.49      1.05       1.80       40.30
1997     13.35    0.29    2.94      (0.28)    (3.08)   13.22     24.68    16,686    1.34     1.76      1.05       2.05       76.67
1996     13.08    0.31    2.34      (0.29)    (2.09)   13.35     20.70    12,444    1.34     2.01      1.05       2.30       85.47
1995     10.27    0.28    3.29      (0.28)    (0.48)   13.08     35.21     9,612    1.35     2.06      1.05       2.36       42.97
CLASS B
1999    $13.94   $0.07   $0.59     $(0.03)   $(0.11)  $14.46      4.72%  $19,162    2.09%    0.31%     1.94%      0.46%      19.24%
1998     13.17    0.17    1.15      (0.16)    (0.39)   13.94     10.29    18,907    2.11     0.76      1.80       1.07       40.30
1997(2)  14.34    0.15    1.94      (0.18)    (3.08)   13.17     22.87*    7,862    2.13     0.94      1.80       1.27       76.67
-----------------------------------------------------------------------------------------------------------------------------------

 *  ANNUALIZED
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.
(1) COMMENCED OPERATIONS ON MAY 8, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON MAY 8, 1997. ALL RATIOS INCLUDING TOTAL RETURNS FOR THIS PERIOD HAVE BEEN ANNUALIZED.

                                                                  PROSPECTUS 59

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                                  RATIO
                                                                                   OF     RATIO OF NET
                                                                                 EXPENSES   INCOME
                        REALIZED                                                   TO     (LOSS) TO            RATIO OF
                 NET      AND       DISTRI-   DISTRI-                            AVERAGE   AVERAGE   RATIO OF     NET       PORT-
      NET ASSET INVEST- UNREALIZED BUTIONS   BUTIONS                   NET ASSETS  NET       NET    EXPENSES    INCOME      FOLIO
        VALUE    MENT    GAINS OR  FROM NET   FROM    NET ASSET          END OF   ASSETS    ASSETS  TO AVERAGE (LOSS) TO    TURN-
      BEGINNING INCOME (LOSSES)ON  INVESTMENT CAPITAL VALUE END  TOTAL   PERIOD (EXCLUDING(EXCLUDING    NET       AVERAGE    OVER
      OF PERIOD (LOSS)  SECURITIES  INCOME    GAINS   OF PERIOD RETURN(+) (000)  WAIVERS)   WAIVERS)  ASSETS    NET ASSETS   RATE
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
1999    $11.93  $ 0.04    $2.26     $    --   $(0.03)   $14.20   19.27% $ 1,511    1.65%    (0.31)%     1.05%     0.29%      2.14%**
1998(1)   9.92    0.02     2.02       (0.02)   (0.01)    11.93   20.59      482    4.21     (4.79)      1.05     (1.63)      9.35
CLASS B
1999    $11.94  $(0.02)   $2.23     $    --   $(0.03)   $14.12   18.50% $22,874    2.39%    (1.02)%     1.80%    (0.43)%     2.14%**
1998(2)   9.96    0.02     1.99       (0.02)   (0.01)    11.94   20.19    5,207    4.96     (4.67)      1.80     (1.51)      9.35
------------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
1999    $15.91  $ 0.04    $2.15      $(0.04)  $(0.19)   $17.87   13.77% $20,025    1.31%     0.10%      1.19%     0.22%     18.58%
1998     12.90    0.11     3.36       (0.09)   (0.37)    15.91   27.18   18,546    1.32      0.31       1.05      0.58      19.69
1997     13.35    0.15     3.20       (0.14)   (3.66)    12.90   25.51   13,923    1.31      0.72       1.05      0.98      80.24
1996     12.83    0.19     2.51       (0.18)   (2.00)    13.35   21.15   10,000    1.33      1.14       1.05      1.42      85.30
1995     10.21    0.21     3.47       (0.22)   (0.84)    12.83   36.35    7,644    1.32      1.56       1.05      1.83      61.88
CLASS B
1999    $15.85 $ (0.07)   $2.12      $   --   $(0.19)   $17.71   12.95% $34,744    2.06%    (0.66)%     1.95%    (0.55)%    18.58%
1998     12.87    0.03     3.33       (0.01)   (0.37)    15.85   26.33   19,577    2.07     (0.45)      1.80     (0.18)     19.69
1997(3)  14.81    0.04     1.73       (0.05)   (3.66)    12.87   19.17*   5,072    2.07     (0.18)      1.80      0.09      80.24
------------------------------------------------------------------------------------------------------------------------------------

 * ANNUALIZED
** THE PORTFOLIO TURNOVER RATE FOR THE MASTER FUND, THE SEI INDEX FUNDS S&P 500
   INDEX PORTFOLIO, IS 5.91% FOR THE TWELVE MONTH PERIOD ENDING DECEMBER 31,
   1999.
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES. (
(1) COMMENCED OPERATIONS ON SEPTEMBER 10, 1998. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON SEPTEMBER 8, 1998. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(3) COMMENCED OPERATIONS ON MAY 12, 1997. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

[LOGO OMITTED]
60 PROSPECTUS

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                                  RATIO
                                                                                   OF     RATIO OF NET
                                                                                 EXPENSES   INCOME
                        REALIZED                                                   TO     (LOSS) TO            RATIO OF
                          AND       DISTRI-   DISTRI-                            AVERAGE   AVERAGE   RATIO OF     NET       PORT-
      NET ASSET  NET   UNREALIZED  BUTIONS   BUTIONS                   NET ASSETS  NET       NET    EXPENSES    INCOME      FOLIO
        VALUE   INVEST-  GAINS OR  FROM NET   FROM    NET ASSET          END OF   ASSETS    ASSETS  TO AVERAGE (LOSS) TO    TURN-
      BEGINNING  MENT (LOSSES)ON  INVESTMENT CAPITAL VALUE END  TOTAL   PERIOD (EXCLUDING(EXCLUDING    NET       AVERAGE    OVER
      OF PERIOD INCOME  SECURITIES  INCOME    GAINS   OF PERIOD RETURN(+) (000)  WAIVERS)   WAIVERS)  ASSETS    NET ASSETS   RATE
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
1999   $11.52  $(0.07)   $5.30     $   --   $(2.60)    $14.15     49.12%  $5,376   1.31%    (0.68)%    1.19%     (0.56)%     65.40%
1998     9.25      --     2.73         --    (0.46)     11.52     30.69    3,634   1.32     (0.68)     1.05      (0.41)      88.28
1997(1) 10.00   (0.01)    1.24         --    (1.98)      9.25     14.13*     432   1.32     (0.55)     1.05      (0.28)     114.51
CLASS B
1999   $11.41  $(0.10)   $5.15     $   --   $(2.60)    $13.86     47.97% $23,446   2.07%    (1.42)%    1.97%     (1.32)%     65.40%
1998     9.18   (0.03)    2.72         --    (0.46)     11.41     30.47    6,061   2.08     (1.44)     1.80      (1.16)      88.28
1997(2) 10.41   (0.02)    0.77         --    (1.98)      9.18     13.01*     357   2.09     (1.37)     1.80      (1.08)     114.51
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
1999   $11.20   $0.08    $4.97     $   --   $   --     $16.25     45.09%    $691   2.00%    (0.18)%    1.75%      0.07%      37.62%
1998    10.33    0.01     0.88      (0.01)   (0.01)     11.20      8.69      576   1.97      0.07      1.75       0.29      115.79
1997    11.22    0.05    (0.04)     (0.05)   (0.85)     10.33      0.00      665   1.95      0.50      1.75       0.70       71.22
1996    10.73    0.09     1.06      (0.04)   (0.62)     11.22     10.88      788   1.98      0.47      1.75       0.70       67.03
1995(3) 10.00    0.01     0.75      (0.01)   (0.02)     10.73      7.64      621   2.38     (0.18)     1.75       0.45       14.32
CLASS B
1999   $11.20   $0.07    $4.82     $   --   $   --     $15.97     44.13%    $934   2.77%    (0.82)%    2.50%     (0.55)%     37.62%
1998    10.30   (0.06)    0.86      (0.01)   (0.01)     11.08      7.84      312   2.70     (0.82)     2.50      (0.62)     115.79
1997(4) 11.45   (0.03)   (0.23)     (0.04)   (0.85)     10.30     (2.39)     118   2.70     (0.80)     2.50      (0.60)      71.22
-----------------------------------------------------------------------------------------------------------------------------------

 * ANNUALIZED
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.
(1) COMMENCED OPERATIONS ON FEBRUARY 3, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED..
(2) COMMENCED OPERATIONS ON MAY 21, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED..
(3) COMMENCED OPERATIONS ON MAY 1, 1995. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(4) COMMENCED OPERATIONS ON MAY 7, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

                                                                  PROSPECTUS 61

FINANCIAL HIGHLIGHTS
The table that follows presents performance information about the Class A Shares of the SIMT High Yield Bond Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-342-5734.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED SEPTEMBER 30,


                                                                                  RATIO
                                                                                   OF     RATIO OF NET
                           NET                                                   EXPENSES INVESTMENT             RATIO OF
                        REALIZED             DISTRI-                                TO      INCOME                  NET
                          AND        DIVI-   BUTIONS                             AVERAGE   TO AVERAGE  RATIO OF  INVESTMENT   PORT-
      NET ASSET  NET   UNREALIZED   DENDS    FROM                     NET ASSETS  NET        NET      EXPENSES     INCOME     FOLIO
        VALUE,  INVEST-  GAINS    FROM NET  REALIZED NET ASSET           END OF  ASSETS     ASSETS   TO AVERAGE     TO        TURN-
      BEGINNING  MENT (LOSSES)ON INVESTMENT CAPITAL  VALUE, END  TOTAL    PERIOD (EXCLUDING(EXCLUDING   NET       AVERAGE     OVER
      OF PERIOD INCOME  SECURITIES  INCOME    GAINS  OF PERIOD RETURN(+) (000)  WAIVERS)   WAIVERS)  ASSETS     NET ASSETS   RATE
-----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
1999    $10.81   $1.02   $(0.64)   $(1.02)   $(0.06)   $10.11    3.51%  $507,218   0.89%     9.58%      0.85%      9.62%      17%
1998     11.66    1.04    (0.75)    (1.04)    (0.10)    10.81    2.25    314,937   0.89      8.90       0.85       8.94       56
1997     11.14    1.04     0.57     (1.04)    (0.05)    11.66   15.30    236,457   0.91      9.28       0.86       9.33       68
1996     10.64    0.94     0.62     (1.03)    (0.03)    11.14   15.46    107,545   0.94      8.94       0.87       9.01       55
1995(1)  10.00    0.67     0.55     (0.58)       --     10.64   17.72     23,724   0.86      9.83       0.67      10.02       56
-----------------------------------------------------------------------------------------------------------------------------------


( 1) HIGH YIELD BOND SHARES WERE OFFERED BEGINNING JANUARY 11, 1995. ALL RATIOS
     INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

[LOGO OMITTED]
62 PROSPECTUS

FINANCIAL HIGHLIGHTS
The table that follows presents performance information about the Class E Shares of the SIF S&P 500 Index Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-342-5734.


FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MARCH 30,

                                                                                  RATIO
                                                                                   OF    RATION OF NET
                          NET                                                    EXPENSES INVESTMENT            RATIO OF
                        REALIZED                                                   TO      INCOME TO              NET
                 NET      AND        DIVI-   DISTRI-                             AVERAGE   AVERAGE   RATIO OF  INVESTMENT    PORT-
      NET ASSET INVEST- UNREALIZED   DENDS   BUTIONS                    NET ASSETS  NET       NET     EXPENSES    INCOME     FOLIO
        VALUE,   MENT    GAINS OR  FROM NET   FROM    NET ASSET           END OF  ASSETS    ASSETS  TO AVERAGE     TO        TURN-
      BEGINNING INCOME (LOSSES)ON INVESTMENT CAPITAL  VALUE, END  TOTAL   PERIOD (EXCLUDING (EXCLUDING   NET     AVERAGE     OVER
      OF PERIOD (LOSS)  SECURITIES  INCOME    GAINS   OF PERIOD  RETURN    (000)  WAIVERS)   WAIVERS)  ASSETS    NET ASSETS  RATE
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

CLASS E+
1999  $34.77    $0.57   $ 5.68    $(0.45)    $(0.34)   $40.23   18.29% $1,606,449  0.54%      0.97%    0.25%      1.26%        7%
1998   24.10     0.45    10.88     (0.45)     (0.21)    34.77   47.62   1,300,924  0.54       1.26     0.25       1.55         4
1997   20.88     0.46     3.54     (0.45)     (0.33)    24.10   19.46     835,889  0.54       1.74     0.25       2.03         2
1996   16.40     0.44     4.72     (0.37)     (0.31)    20.88   31.88     630,566  0.35       2.21     0.25       2.31         3
1995   15.07     0.42     1.79     (0.42)     (0.46)    16.40   15.26     458,012  0.35       2.59     0.25       2.69         4
-----------------------------------------------------------------------------------------------------------------------------------


(+) ON JULY 31, 1997 THE BOARD OF TRUSTEES APPROVED THE RENAMING OF THE CLASS A
    SHARES TO CLASS E SHARES.

                                                                  PROSPECTUS 63

                         [PILLAR LOGO OMITTED]
                         INVESTMENT ADVISOR
                             Summit Bank
                           210 Main Street
                    Hackensack, New Jersey 07601

                             DISTRIBUTOR
                  SEI Investments Distribution Co.
                      One Freedom Valley Drive
                      Oaks, Pennsylvania 19456

                            LEGAL COUNSEL
                    Morgan, Lewis & Bockius LLP

        More information about The Pillar Funds is available without charge through the following:

                STATEMENT OF ADDITIONAL INFORMATION (SAI)
   The SAI dated April 30, 2000, includes detailed information about The Pillar
     Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                       ANNUAL AND SEMI-ANNUAL REPORTS
    These reports list each Fund's holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

   TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
                   BY TELEPHONE: Call 1-800-932-7782
                         BY MAIL: Write to us
                           The Pillar Funds
                             P.O. Box 8523
                         Boston, MA 02266-8523
                   BY INTERNET: WWW.PILLARFUNDS.COM


     From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Pillar Funds, from the EDGAR
 Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

   The Pillar Funds' Investment Company Act registration number is 811-6509.

      THE PILLAR FUNDS, PILLAR, THE STYLIZED "P" LOGO AND YOUR INVESTMENT FOUNDATION ARE REGISTERED SERVICE MARKS OF SUMMIT BANK. PILLARFUNDS.COM IS A
SERVICE MARK OF SUMMIT BANK. REACH HIGHER, SUMMIT, SUMMIT BANK, SUMMIT FINANCIAL SERVICES GROUP AND SUMMIT BANCORP ARE REGISTERED SERVICE MARKS OF SUMMIT
                             BANCORP.


PIL-F-025-04

PROSPECTUS


MONEY MARKET FUNDS
U.S. TREASURY SECURITIES MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
PRIME OBLIGATION MONEY MARKET FUND

FIXED INCOME FUNDS
INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
FIXED INCOME FUND
PENNSYLVANIA MUNICIPAL SECURITIES FUND
NEW JERSEY MUNICIPAL SECURITIES FUND
HIGH YIELD BOND FUND

EQUITY AND BALANCED FUNDS
BALANCED FUND
EQUITY INCOME FUND
EQUITY INDEX FUND
EQUITY VALUE FUND
EQUITY GROWTH FUND
MID CAP FUND
INTERNATIONAL EQUITY FUND



INVESTMENT ADVISOR
SUMMIT BANK

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                  CLASS I SHARES
                                                                  APRIL 30, 2000

                                                           [PILLAR LOGO OMITTED]

ABOUT THIS PROSPECTUS

The Pillar Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class I Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

[Logo Omitted]
PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. IN THE NEXT COLUMN, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                        Page

U.S. TREASURY SECURITIES MONEY MARKET FUND ..............  2

TAX-EXEMPT MONEY MARKET FUND ............................  4

PRIME OBLIGATION MONEY MARKET FUND ......................  6

INTERMEDIATE-TERM GOVERNMENT
   SECURITIES FUND ......................................  8

FIXED INCOME FUND ....................................... 10

PENNSYLVANIA MUNICIPAL SECURITIES FUND .................. 12

NEW JERSEY MUNICIPAL SECURITIES FUND .................... 14

HIGH YIELD BOND FUND .................................... 16

BALANCED FUND ........................................... 18

EQUITY INCOME FUND ...................................... 20

EQUITY INDEX FUND ....................................... 22

EQUITY VALUE FUND ....................................... 24

EQUITY GROWTH FUND ...................................... 26

MID CAP FUND ............................................ 28

INTERNATIONAL EQUITY FUND ............................... 30

MORE INFORMATION ABOUT RISK ............................. 32

MORE INFORMATION ABOUT FUND INVESTMENTS ................. 35

THE INVESTMENT ADVISOR, SUB-ADVISOR
    AND PORTFOLIO MANAGERS .............................. 35

PURCHASING, SELLING AND
    EXCHANGING FUND SHARES .............................. 37

DISTRIBUTION OF FUND SHARES ............................. 39

DIVIDENDS AND DISTRIBUTIONS ............................. 40

TAXES ................................................... 40

FINANCIAL HIGHLIGHTS .................................... 41

HOW TO OBTAIN MORE INFORMATION ABOUT
    THE PILLAR FUNDS ............................ Back Cover




RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help each Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The investment managers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund (other than a Money Market Fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

                                                                      PROSPECTUS

U.S. TREASURY SECURITIES MONEY MARKET FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Preserve principal value
and maintain a high degree of liquidity
while providing current income

INVESTMENT FOCUS
Money market instruments issued
by the U.S. Treasury

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing in short-term U.S.
dollar-denominated obligations
of the U.S. Treasury and
repurchase agreements

INVESTOR PROFILE
Conservative investors who
want to receive income through
a liquid investment


[box][box][box]
INVESTMENT STRATEGY OF
THE U.S. TREASURY SECURITIES
MONEY MARKET FUND
[box][box][box]


The Fund invests exclusively in short-term U.S. dollar-denominated money market instruments issued by the U.S. Treasury and repurchase agreements that are fully collateralized by U.S. Treasury securities. The Fund will maintain an average dollar weighted maturity of 60 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. The Advisor's investment selection process seeks to increase the Fund's potential for current income through analysis of the available yields among the Fund's permitted investments and "positioning on the yield curve" - that is, balancing the desire to earn attractive rates of interest with the need to maintain an appropriate maturity level. The Advisor actively manages the maturity of the Fund based on current market interest rates and its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.


[box][box][box]
PRINCIPAL RISKS OF INVESTING
IN THE U.S. TREASURY SECURITIES
MONEY MARKET FUND
[box][box][box]


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.


[Logo Omitted]

2 PROSPECTUS

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS I SHARES FROM YEAR TO YEAR.



[BAR CHART OMITTED]

PLOT POINTS ARE AS FOLLOWS:

1993     2.46%
1994     3.44%
1995     5.05%
1996     4.53%
1997     4.55%
1998     4.70%
1999     4.33%

            BEST QUARTER           WORST QUARTER
                1.29%                  0.59%
              (6/30/95)              (6/30/93)

CALL 1-800-932-7782 OR VISIT THE FUND'S WEBSITE, WWW.PILLARFUNDS.COM, FOR THE FUND'S MOST CURRENT 7-DAY YIELD.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1999.

                                                                SINCE
CLASS I SHARES                1 YEAR          5 YEARS         INCEPTION
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES
MONEY MARKET FUND              4.33%           4.63%            4.02%*
--------------------------------------------------------------------------------
* SINCE 4/1/92


[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                             CLASS I SHARES
Management Fees                                                   .35%
Other Expenses                                                    .29%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                              .64%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR                3 YEARS             5 YEARS             10 YEARS
--------------------------------------------------------------------------------
     $65                   $205                $357                $798

                                                                  PROSPECTUS   3

TAX-EXEMPT MONEY MARKET FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Preserve principal value and maintain
a high degree of liquidity while providing current income that is exempt from federal income tax

INVESTMENT FOCUS
Tax-free money market instruments

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing substantially all of its assets in a well diversified portfolio of short-term municipal securities which pay interest that is exempt from federal income taxes

INVESTOR PROFILE
Conservative taxable investors who
want to receive current income exempt
from federal taxes through a liquid
investment


[box][box][box]
INVESTMENT STRATEGY OF THE
TAX-EXEMPT MONEY MARKET FUND
[box][box][box]

The Fund invests substantially all of its assets in a broad range of high quality short-term municipal money market instruments that pay interest that is exempt from federal income taxes. The issuers of these securities may be state and local governments and agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund's portfolio will be well diversified among these issuers, and will be comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized rating organizations, or have been determined by the Advisor to be of equal quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Advisor's investment selection process seeks to increase the Fund's potential for current income through a strategy that takes advantage of pricing inefficiencies that often occur in the market for municipal securities. The Advisor actively manages the maturity of the Fund based on current market interest rates and its outlook on the various economic factors which influence the market for short-term municipal instruments and future interest rate predictions. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through ongoing monitoring of the credit quality of each issuer and any person or company providing credit support.


[box][box][box]
PRINCIPAL RISKS OF INVESTING IN
THE TAX-EXEMPT MONEY MARKET FUND
[box][box][box]

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


[Logo Omitted]

4  PROSPECTUS

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS I SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS ARE AS FOLLOWS:

1993     1.99%
1994     2.27%
1995     3.42%
1996     2.94%
1997     3.10%
1998     2.98%
1999     2.70%

            BEST QUARTER           WORST QUARTER
                0.91%                  0.45%
              (6/30/95)              (3/31/94)

CALL 1-800-932-7782 OR VISIT THE FUND'S WEBSITE, WWW.PILLARFUNDS.COM, FOR THE FUND'S MOST CURRENT 7-DAY YIELD.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1999.

                                                                   SINCE
CLASS I SHARES           1 YEAR              5 YEARS             INCEPTION
--------------------------------------------------------------------------------
TAX-EXEMPT
MONEY MARKET FUND         2.70%               3.03%                2.74%*
--------------------------------------------------------------------------------
* SINCE 4/6/92


[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                                            CLASS I SHARES
Management Fees                                                  .35%
Other Expenses                                                   .30%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             .65%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

TAX-EXEMPT MONEY MARKET FUND - CLASS I       .62%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR                3 YEARS             5 YEARS             10 YEARS
--------------------------------------------------------------------------------
     $66                  $208                 $362                $810

                                                                   PROSPECTUS  5

PRIME OBLIGATION MONEY MARKET FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Preserve principal value
and maintain a high degree of liquidity
while providing current income

INVESTMENT FOCUS
Money market instruments

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing in a broad range of
short-term high quality U.S. dollar-
denominated debt securities

INVESTOR PROFILE
Conservative investors who want
to receive current income through
a liquid investment


[box][box][box]
INVESTMENT STRATEGY OF THE
PRIME OBLIGATION MONEY MARKET FUND
[box][box][box]

The Fund invests in a broad range of high quality short-term U.S. dollar-denominated money market instruments, such as obligations of the U.S. Treasury; agencies and instrumentalities of the U.S. government; domestic and foreign banks; domestic and foreign corporations; supranational entities; and foreign governments. The Fund may also enter into fully collateralized repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized rating organizations or securities that the Advisor determines are of equal quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Advisor's investment selection process seeks to increase the Fund's potential for current income through (i) security selection; (ii) managing the Fund's mix of government, corporate and bank obligations; and (iii) "positioning on the yield curve" - that is, balancing the desire to earn attractive rates of interest with the need to maintain an appropriate maturity level. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Advisor carefully evaluates and monitors the creditworthiness of each issuer and any person or company providing credit support.



[box][box][box]
PRINCIPAL RISKS OF INVESTING IN THE
PRIME OBLIGATION MONEY MARKET FUND
[box][box][box]


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

[Logo Omitted]


6  PROSPECTUS

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS I SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS ARE AS FOLLOWS:

1993     2.65%
1994     3.67%
1995     5.40%
1996     4.83%
1997     5.02%
1998     5.02%
1999     4.65%

            BEST QUARTER           WORST QUARTER
                1.35%                  0.64%
              (6/30/95)              (6/30/93)

CALL 1-800-932-7782 OR VISIT THE FUND'S WEBSITE, WWW.PILLARFUNDS.COM, FOR THE FUND'S MOST CURRENT 7-DAY YIELD.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1999.

                                                                   SINCE
CLASS I SHARES              1 YEAR           5 YEARS             INCEPTION
--------------------------------------------------------------------------------
PRIME OBLIGATION
MONEY MARKET FUND           4.65%              4.98%               4.30%*
--------------------------------------------------------------------------------
* SINCE 4/1/92


[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                            CLASS I SHARES
Management Fees                                                  .35%
Other Expenses                                                   .30%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             .65%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR                3 YEARS             5 YEARS             10 YEARS
--------------------------------------------------------------------------------
     $66                  $208                $362                 $810

                                                                   PROSPECTUS  7

INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Preserve principal value and
maintain a high degree of liquidity
while providing current income

INVESTMENT FOCUS
Intermediate-term fixed income
obligations of the U.S. Treasury
and U.S. government agencies

SHARE PRICE VOLATILITY
Low

PRINCIPAL INVESTMENT STRATEGY
Investing in a portfolio of
U.S. Treasury obligations and
U.S. government agency
obligations to attempt to
maximize return while
limiting risk

INVESTOR PROFILE
Conservative investors who
want to receive income through
a liquid investment


[box][box][box]
INVESTMENT STRATEGY OF THE INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND [box][box][box]

The Fund attempts to invest fully in fixed income obligations issued by the U.S. Treasury and U.S. government agencies. In selecting investments for the Fund, the Advisor analyzes current market conditions and anticipated changes in bond prices to attempt to obtain the highest possible yield with the least amount of risk. The Advisor actively manages the maturity of the Fund's portfolio and purchases securities with competitive yields in relation to other available securities which will mature in three to ten years. Under normal circumstances, the Advisor anticipates that the Fund's dollar-weighted average maturity will be approximately three years; however, the Advisor may vary this average maturity substantially in anticipation of a change in the interest rate environment, but in no event will it exceed ten years. The Advisor continually monitors the securities held by the Fund and may sell a security to adjust the maturity of the Fund or if better investment opportunities become available.


[box][box][box]
PRINCIPAL RISKS OF INVESTING
IN THE INTERMEDIATE-TERM
GOVERNMENT SECURITIES FUND
[box][box][box]

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that its investment approach, which focuses on U.S. government fixed income securities, may perform differently than mutual funds which focus on different fixed income market segments or other asset classes.



[Logo Omitted]

8  PROSPECTUS

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS I SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS ARE AS FOLLOWS:

1993      8.32%
1994     -4.85%
1995     15.00%
1996      3.26%
1997      6.96%
1998      6.60%
1999     -0.83%

            BEST QUARTER           WORST QUARTER
                4.86%                 -3.14%
              (6/30/95)              (3/31/94)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX.

                                                                     SINCE
CLASS I SHARES               1 YEAR           5 YEARS              INCEPTION
--------------------------------------------------------------------------------
INTERMEDIATE-TERM
GOVERNMENT
SECURITIES FUND              -0.83%            6.07%                 5.06%*
--------------------------------------------------------------------------------

LEHMAN BROTHERS
INTERMEDIATE GOVERNMENT/
CORPORATE BOND INDEX          0.39%            7.09%                 6.42%**
--------------------------------------------------------------------------------
* SINCE 4/1/92                                                  ** SINCE 4/30/92


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. TREASURY SECURITIES, U.S. GOVERNMENT AGENCY OBLIGATIONS, CORPORATE DEBT BACKED BY THE U. S. GOVERNMENT, FIXED-RATE NONCONVERTIBLE CORPORATE DEBT SECURITIES, YANKEE BONDS AND NONCONVERTIBLE DEBT SECURITIES ISSUED BY OR GUARANTEED BY FOREIGN GOVERNMENTS AND AGENCIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE (BBB) OR HIGHER, WITH MATURITIES OF 1 TO 10 YEARS.


[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                                       CLASS I SHARES
Management Fees                                             .60%
Other Expenses                                              .37%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                        .97%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND - CLASS I .80%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR                3 YEARS             5 YEARS             10 YEARS
--------------------------------------------------------------------------------
     $99                  $309                $536                $1,190

                                                                   PROSPECTUS  9

FIXED INCOME FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
High level of total return,
through current income and
capital appreciation, consistent
with preservation of capital

INVESTMENT FOCUS
Fixed income securities

SHARE PRICE VOLATILITY
Low

PRINCIPAL INVESTMENT STRATEGY
Investing in fixed income
securities issued by the U.S.
government and U.S. corporate
debt obligations

INVESTOR PROFILE
Investors who seek a high level
of total return consistent with
the preservation of capital


[box][box][box]
INVESTMENT STRATEGY OF THE
FIXED INCOME FUND
[box][box][box]

The Fund pursues its investment goal by investing primarily in U.S. Treasury and U.S. government agency obligations, including mortgage-backed securities, and corporate debt securities that are rated in one of the three highest ratings categories by a nationally recognized rating organization. The Advisor's investment selection process begins with a top-down analysis of general economic conditions to determine how the Fund's investments will be weighted among the U.S. Treasury, government agency and corporate sectors. The Advisor conducts credit analysis of the corporate issues to find companies which may be poised for credit upgrades. In doing so, the Advisor considers not only the yields of particular issues, but also the potential for price appreciation due to improved credit standing of a security's issuer. The Advisor diversifies the Fund's investments in corporate debt among the major industry sectors. The Advisor continually monitors the sector weighting of the Fund and may sell a security when there is a fundamental change in a company's or sector's prospects or better investment opportunities become available. If a security's credit rating is downgraded, the Advisor will immediately review that security and take appropriate action, including the possible sale of that security. The Advisor may purchase securities with any stated remaining maturity, but under normal circumstances, the Fund will maintain a dollar-weighted average maturity of less than 15 years. The Advisor may vary maturity if it believes interest rates will change in the future.


[box][box][box]
PRINCIPAL RISKS OF INVESTING
IN THE FIXED INCOME FUND
[box][box][box]

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


[Logo Omitted]

10  PROSPECTUS

PRINCIPAL RISKS OF INVESTING
IN THE FIXED INCOME FUND (CONTINUED)

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund is also subject to the risk that its investment approach, which focuses on U.S. government and corporate fixed income securities, may perform differently than other mutual funds which focus on different fixed income market segments or other asset classes.


[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS I SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS ARE AS FOLLOWS:

1993     11.06%
1994     -5.66%
1995     17.76%
1996      2.94%
1997      7.78%
1998      7.80%
1999     -1.71%

            BEST QUARTER           WORST QUARTER
                6.03%                 -4.13%
              (6/30/95)              (3/31/94)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX.

                                                                    SINCE
CLASS I SHARES             1 YEAR            5 YEARS              INCEPTION
--------------------------------------------------------------------------------
FIXED INCOME FUND          -1.71%             6.72%                 6.04%*
--------------------------------------------------------------------------------
LEHMAN BROTHERS
INTERMEDIATE GOVERNMENT/
CORPORATE BOND INDEX        0.39%             7.09%                 6.42%**
--------------------------------------------------------------------------------
* SINCE 4/1/92                                                  ** SINCE 4/30/92


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. TREASURY SECURITIES, U.S. GOVERNMENT AGENCY OBLIGATIONS, CORPORATE DEBT BACKED BY THE U. S. GOVERNMENT, FIXED-RATE NONCONVERTIBLE CORPORATE DEBT SECURITIES, YANKEE BONDS AND NONCONVERTIBLE DEBT SECURITIES ISSUED BY OR GUARANTEED BY FOREIGN GOVERNMENTS AND AGENCIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE (BBB) OR HIGHER, WITH MATURITIES OF 1 TO 10 YEARS.

[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

                                                            CLASS I SHARES
Management Fees                                                  .60%
Other Expenses                                                   .31%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             .91%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

FIXED INCOME FUND - CLASS I .80%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR                3 YEARS             5 YEARS             10 YEARS
--------------------------------------------------------------------------------
     $93                  $290                $504                $1,120

                                                                   PROSPECTUS 11

PENNSYLVANIA MUNICIPAL SECURITIES FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Current income exempt from both federal
and Pennsylvania state income tax, consistent with preservation of capital

INVESTMENT FOCUS
Tax-free Pennsylvania municipal securities

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Invests in municipal obligations which pay interest that is exempt from both federal and Pennsylvania state income tax

INVESTOR PROFILE
Conservative taxable investors who want to receive current income exempt from federal and Pennsylvania state income tax and are willing to bear the risk of investing in a portfolio of securities affected by changes in economic conditions and governmental policies within Pennsylvania


[box][box][box]
INVESTMENT STRATEGY OF THE PENNSYLVANIA MUNICIPAL SECURITIES FUND
[box][box][box]

The Fund pursues its investment goal by investing substantially all of its assets in municipal securities that generate income exempt from federal and Pennsylvania state income taxes. These securities include securities of municipal issuers located in Pennsylvania, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund intends to invest as much of its assets as possible in securities that are not subject to federal taxes, but it may invest up to 20% of its total assets in taxable securities, including those subject to alternative minimum tax. The Fund's Advisor will purchase municipal securities rated in one of the top three highest rating categories by a nationally recognized rating organization and attempt to maintain an average weighted portfolio maturity of less than 15 years. In selecting securities for the Fund, the Advisor will consider each security's creditworthiness, yield relative to comparable issuers and maturities, appreciation potential and liquidity. The Advisor continually monitors the securities held by the Fund and may sell a security to adjust the maturity of the Fund or if better investment opportunities become available.



[box][box][box]
PRINCIPAL RISKS OF INVESTING IN THE PENNSYLVANIA MUNICIPAL SECURITIES FUND [box][box][box]

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.



[Logo Omitted]

12  PROSPECTUS

PRINCIPAL RISKS OF INVESTING IN THE PENNSYLVANIA MUNICIPAL SECURITIES FUND (CONTINUED)

The Fund's concentration of investments in securities of issuers located in Pennsylvania subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Pennsylvania obligations than a mutual fund that does not have as great a concentration in Pennsylvania municipal obligations.

The Fund is also subject to the risk that Pennsylvania municipal debt securities may underperform other segments of the fixed income market or the fixed income markets as a whole.



[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS I SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS ARE AS FOLLOWS:

1994     -2.58%
1995     11.53%
1996      3.89%
1997      7.18%
1998      4.84%
1999     -7.05%

            BEST QUARTER           WORST QUARTER
                4.77%                 -3.30%
              (3/31/95)              (3/31/94)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX.

                                                    SINCE
 CLASS I SHARES           1 YEAR     5 YEARS      INCEPTION
--------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL
SECURITIES FUND            -7.05%      3.89%       3.10%*
--------------------------------------------------------------------------------
LEHMAN BROTHERS
5-YEAR MUNICIPAL
BOND INDEX                  0.74%      5.71%       4.84%**
--------------------------------------------------------------------------------
* SINCE 5/3/92                              ** SINCE 5/31/93



--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX IS A WIDELY-RECOGNIZED INDEX OF INTERMEDIATE INVESTMENT GRADE TAX-EXEMPT BONDS. THE INDEX INCLUDES GENERAL OBLIGATION BONDS, REVENUE BONDS, INSURED BONDS AND PREFUNDED BONDS WITH MATURITIES BETWEEN 4 AND 6 YEARS.



[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                                 CLASS I SHARES
Management Fees                                      .60%
Other Expenses                                       .34%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 .94%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

PENNSYLVANIA MUNICIPAL SECURITIES FUND - CLASS I .80%

 FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND
 SUB-ADVISOR."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS      10 YEARS
--------------------------------------------------------------------------------
     $96           $300            $520         $1,155
                                                                   PROSPECTUS 13

NEW JERSEY MUNICIPAL SECURITIES FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Current income exempt from both
federal and New Jersey state income tax, consistent with preservation of capital

INVESTMENT FOCUS
Tax-free New Jersey municipal securities

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Invests in municipal obligations which
pay interest that is exempt from both
federal and New Jersey state income tax

INVESTOR PROFILE
Conservative taxable investors who
want to receive current income exempt
from federal and New Jersey state
income tax and are willing to bear the
risk of investing in a portfolio of
securities affected by changes in
economic conditions and governmental
policies within New Jersey


[box][box][box]
INVESTMENT STRATEGY OF THE
NEW JERSEY MUNICIPAL SECURITIES FUND
[box][box][box]

The Fund pursues its investment goal by investing substantially all of its assets in municipal securities that generate income exempt from federal and New Jersey state income taxes. These securities include securities of municipal issuers located in New Jersey, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund intends to invest as much of its assets as possible in securities that are not subject to federal taxes, but it may invest up to 20% of its total assets in taxable securities, including those subject to alternative minimum tax. The Fund's Advisor will purchase municipal securities rated in one of the top three highest rating categories by a nationally recognized rating organization and attempt to maintain an average weighted portfolio maturity of less than 15 years. In selecting securities for the Fund, the Advisor will consider each security's creditworthiness, yield relative to comparable issuers and maturities, appreciation potential and liquidity. The Advisor continually monitors the securities held by the Fund and may sell a security to adjust the maturity of the Fund or if better investment opportunities become available.


[box][box][box]
PRINCIPAL RISKS OF INVESTING IN THE
NEW JERSEY MUNICIPAL SECURITIES FUND
[box][box][box]

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.


[Logo Omitted]


14 PROSPECTUS

PRINCIPAL RISKS OF INVESTING IN THE NEW JERSEY
MUNICIPAL SECURITIES FUND (CONTINUED)

The Fund's concentration of investments in securities of issuers located in New Jersey subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of New Jersey obligations than a mutual fund that does not have as great a concentration in New Jersey municipal obligations.

The Fund is also subject to the risk that New Jersey municipal debt securities may underperform other segments of the fixed income market or the fixed income markets as a whole.


[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS I SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS ARE AS FOLLOWS:

1993     10.48%
1994     -4.12%
1995     13.57%
1996      3.42%
1997      6.76%
1998      4.79%
1999     -1.60%

            BEST QUARTER           WORST QUARTER
                5.54%                 -4.56%
              (3/31/95)              (3/31/94)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATION BOND INDEX.

                                                   SINCE
CLASS I SHARES            1 YEAR      5 YEARS    INCEPTION
--------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL
SECURITIES FUND            -1.60%      5.28%       4.97%*
--------------------------------------------------------------------------------
LEHMAN BROTHERS
5-YEAR GENERAL
OBLIGATION BOND INDEX       0.72%      5.80%       5.47%**
--------------------------------------------------------------------------------
* SINCE 5/4/92                                                  ** SINCE 5/31/92


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATION BOND INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED INDEX OF INTERMEDIATE INVESTMENT GRADE GENERAL OBLIGATION BONDS WITH MATURITIES BETWEEN 4 AND 6 YEARS.


[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                                   CLASS I SHARES
Management Fees                                       .60%
Other Expenses                                        .31%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                  .91%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

NEW JERSEY MUNICIPAL SECURITIES FUND - CLASS I       .80%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS      10 YEARS
--------------------------------------------------------------------------------
     $93           $290            $504         $1,120
                                                                   PROSPECTUS 15

HIGH YIELD BOND FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Maximize total return

INVESTMENT FOCUS
High-yield fixed income securities
("junk bonds")

SHARE PRICE VOLATILITY
High

PRINCIPAL INVESTMENT STRATEGY
Investing the Fund's assets in another
mutual fund with an identical
investment objective

INVESTOR PROFILE
Investors who want the potential for
high total return and who can tolerate
the high risk of share price volatility


[box][box][box]
INVESTMENT STRATEGY OF THE
HIGH YIELD BOND FUND
[box][box][box]

The Fund pursues its investment objective through what is sometimes called a "master-feeder" arrangement. The Fund invests substantially all of its assets in the SEI Institutional Managed Trust (SIMT) High Yield Bond Fund. As a result, the Fund has an indirect interest in all the securities owned by the SIMT Fund and the Fund's investment results will be the same as those of the SIMT Fund, adjusted for the Fund's expenses. The Advisor monitors the performance of the SIMT Fund and may choose to invest the Fund's assets in another mutual fund or manage the Fund directly if it determines that doing so would be in the best interest of the shareholders.

The SIMT Fund invests directly in a portfolio of fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The SIMT Fund's advisor chooses securities that offer a high current yield as well as total return potential. The SIMT Fund's securities are diversified as to issuers and industries. The SIMT Fund's average weighted maturity may vary, and generally will not exceed ten years, and there is no limit on the maturity or on the credit quality of any security.


[box][box][box]
PRINCIPAL RISKS OF INVESTING
IN THE HIGH YIELD BOND FUND
[box][box][box]

The prices of the SIMT Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the SIMT Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that its market segment, junk bonds, may underperform other fixed income market segments or the fixed income markets as a whole. In addition, because the Fund invests indirectly in junk bonds through another mutual fund, the Fund's investment returns depend not only on the performance of the SIMT Fund, but also may be lower than other mutual funds that pursue the same investment goal directly due to expenses deducted from Fund assets at both the master and feeder levels.


[LOGO OMITTED]


16  PROSPECTUS

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS I SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS ARE AS FOLLOWS:

1996     14.24%
1997     13.71%
1998      0.36%
1999      2.51%

            BEST QUARTER           WORST QUARTER
                5.33%                 -5.53%
              (9/30/97)              (9/30/98)

THE PERFORMANCE FOR THE PERIODS PRIOR TO 9/1/98 REPRESENTS THE PERFORMANCE OF THE SIMT FUND ADJUSTED FOR THE EXPENSES OF THE FUND.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE CS FIRST BOSTON HIGH YIELD INDEX.

                                                   SINCE
CLASS I SHARES                         1 YEAR    INCEPTION
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND                    2.51%      9.15%*
--------------------------------------------------------------------------------
CS FIRST BOSTON HIGH YIELD INDEX        3.31%      9.01%**
--------------------------------------------------------------------------------
* SINCE 1/11/95                                                 ** SINCE 1/31/95


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE CS FIRST BOSTON HIGH YIELD INDEX IS AN UNMANAGED, TRADER PRICED PORTFOLIO CONSTRUCTED TO MIRROR THE PUBLIC HIGH YIELD DEBT MARKET. REVISIONS TO THE INDEX ARE EFFECTED WEEKLY. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS.

[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                                    CLASS I SHARES
Management Fees                                        1.09%
Other Expenses                                         1.30%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                   2.39%

* THIS TABLE AND EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE SIMT FUND. THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR AND OTHER SERVICE PROVIDERS TO THE FUND WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR OR ANOTHER SERVICE PROVIDER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

HIGH YIELD BOND FUND - CLASS I                 1.16%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS      10 YEARS
--------------------------------------------------------------------------------
    $242           $745           $1,275        $2,726

                                                                   PROSPECTUS 17

BALANCED FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Growth of capital consistent with
current income

INVESTMENT FOCUS
Common stocks and fixed
income securities

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Investing in a blended portfolio of
equity and fixed income securities
designed to help maximize the Fund's
total return in both up and down markets

INVESTOR PROFILE
Investors who want total return, but
who are unwilling to tolerate the price
volatility of a fund that invests solely in equity securities


[box][box][box]
INVESTMENT STRATEGY OF
THE BALANCED FUND
[box][box][box]

The Fund pursues its investment goal by investing primarily in a blended portfolio of U.S. common stocks and fixed income securities rated in one of the top three ratings categories by a nationally recognized rating organization. In selecting investments for the Fund, the Advisor purchases common stocks, as well as fixed income securities issued by the U.S. government and its agencies and instrumentalities and by U.S. corporations. The Advisor seeks to buy equity securities of companies that have consistently grown their earnings per share above the Standard & Poor's 500 Index (S&P 500) earnings growth rate and are attractively priced relative to their growth prospects based on analysis of fundamental growth characteristics (such as return on equity, earnings growth and consistency, and price/earnings ratio). For the fixed income portion of the Fund, the Advisor conducts a top-down analysis of general economic conditions to determine how the Fund's investments will be weighted among the government and corporate sectors. The Advisor conducts credit analysis of the corporate issues it buys and diversifies the Fund's investments in corporate debt among the major industry sectors. The Advisor attempts to manage the Fund to minimize share price declines during falling equity markets by reallocating assets from equity investments to fixed income investments. The Advisor's allocation of investments between equity securities and fixed income securities is designed to maintain a portfolio which is not dependent on either the equity market or the fixed income market alone to produce total return. The Advisor continually monitors the securities held by the Fund and may sell a security when it achieves a designated price target, there is a fundamental change in a company's prospects, in an effort to adjust the weighting of the Fund's investments in equity or fixed income securities, or better investment opportunities become available.

[box][box][box]
PRINCIPAL RISKS OF INVESTING
IN THE BALANCED FUND
[box][box][box]

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


[LOGO OMITTED]

18  PROSPECTUS

PRINCIPAL RISKS OF INVESTING IN THE
BALANCED FUND (CONTINUED)

The Fund is also subject to the risk that the Advisor's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. In fact, since the Fund will always have a portion of its assets invested in fixed income securities, it may not perform as well during periods of stock market appreciation as funds that invest only in stocks.

The Fund is also subject to the risk that its investment approach, which blends equity and fixed income investments, may perform differently than other mutual funds which focus on a particular market segment or other asset classes.


[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS I SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS ARE AS FOLLOWS:

1993      7.89%
1994     -4.61%
1995     27.76%
1996     13.77%
1997     19.68%
1998     18.65%
1999      9.33%

            BEST QUARTER           WORST QUARTER
               16.98%                 -9.45%
             (12/31/98)              (9/30/98)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500 INDEX, THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX, AND A 50/50 BLEND OF THOSE TWO INDICES.

                                                    SINCE
CLASS I SHARES             1 YEAR     5 YEARS     INCEPTION
--------------------------------------------------------------------------------
BALANCED FUND                9.33%     17.68%     12.37%*
--------------------------------------------------------------------------------
S&P500 INDEX                21.04%     28.55%     20.57%**
--------------------------------------------------------------------------------
LEHMAN BROTHERS
INTERMEDIATE GOVERNMENT/
CORPORATE BOND INDEX         0.39%      7.09%      6.42%**
--------------------------------------------------------------------------------
50/50 BLEND                 10.46%     17.64%     13.50%**
--------------------------------------------------------------------------------
* SINCE 4/1/92                                                  ** SINCE 4/30/92


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 500 INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS. THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE BONDS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE BONDS) INDEX OF U.S. TREASURY SECURITIES, U.S. GOVERNMENT AGENCY OBLIGATIONS, CORPORATE DEBT BACKED BY THE U.
S. GOVERNMENT, FIXED-RATE NONCONVERTIBLE CORPORATE DEBT SECURITIES, YANKEE BONDS AND NONCONVERTIBLE DEBT SECURITIES ISSUED BY OR GUARANTEED BY FOREIGN GOVERNMENTS AND AGENCIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE
(BBB) OR HIGHER, WITH MATURITIES OF 1 TO 10 YEARS.


[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                                  CLASS I SHARES
Management Fees                                       .75%
Other Expenses                                        .37%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.12%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

BALANCED FUND - CLASS I .95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE
"INVESTMENT ADVISOR AND SUB-ADVISOR."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS      10 YEARS
--------------------------------------------------------------------------------
    $114           $356            $617         $1,363
                                                                   PROSPECTUS 19

EQUITY INCOME FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Growth of capital consistent with an
emphasis on current income

INVESTMENT FOCUS
Dividend-paying U.S. stocks

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Investing in stocks which have an
above-average dividend yield relative
to the S&P 500

INVESTOR PROFILE
Investors who want growth of capital
and income and who can tolerate
moderate share price volatility


[box][box][box]
INVESTMENT STRATEGY OF
THE EQUITY INCOME FUND
[box][box][box]

The Fund pursues its investment goal by investing primarily in dividend-paying common stocks and other equity securities of established U.S. companies with large market capitalizations (in excess of $5 billion). The Fund invests in companies operating in a broad range of industries based on their ability to grow both earnings and dividends. The Advisor's investment selection process begins with a top-down analysis of general economic conditions to determine how the investments will be weighted among industry sectors. The Fund normally invests in all major industry sectors represented in the S&P 500. The Advisor then conducts analysis of individual companies' historical earnings and dividend trends and chooses those companies that have historical dividend yields which are normally higher than the dividend yield of the average company in the S&P 500 or have the ability to grow their dividends in future years. The Advisor continually monitors the securities held by the Fund and may sell a security when it achieves a designated price target, there is a fundamental change in a company's prospects or better investment opportunities become available.



[box][box][box]
PRINCIPAL RISKS OF INVESTING
IN THE EQUITY INCOME FUND
[box][box][box]

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization income stocks may underperform other segments of the equity market or the equity markets as a whole.



[LOGO OMITTED]

20  PROSPECTUS

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS I SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS ARE AS FOLLOWS:

1993     10.27%
1994     -4.41%
1995     35.55%
1996     21.01%
1997     25.04%
1998     11.42%
1999      5.77%


            BEST QUARTER           WORST QUARTER
               13.94%                 -11.67%
             (12/31/98)              (9/30/98)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500 INDEX.

                                                    SINCE
CLASS I SHARES              1 YEAR    5 YEARS     INCEPTION
--------------------------------------------------------------------------------
EQUITY INCOME FUND           5.77%     19.31%     14.15%*
--------------------------------------------------------------------------------
S&P 500 INDEX               21.04%     28.55%     20.57%**
--------------------------------------------------------------------------------
* SINCE 4/1/92                                                  ** SINCE 4/30/92


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 500 INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS.


[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                                   CLASS I SHARES
Management Fees                                         .75%
Other Expenses                                          .34%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                   1.09%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

EQUITY INCOME FUND - CLASS I .94%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS      10 YEARS
--------------------------------------------------------------------------------
    $111           $347            $601         $1,329

                                                                  PROSPECTUS  21

EQUITY INDEX FUND


[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Investment results that correspond
to the S&P 500

INVESTMENT FOCUS
Large capitalization U.S. common
stocks

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Investing the Fund's assets in another
mutual fund with an identical
investment objective

INVESTOR PROFILE
Investors who want growth of capital
and who can tolerate some share
price volatility


[box][box][box]
INVESTMENT STRATEGY OF
THE EQUITY INDEX FUND
[box][box][box]

The Fund pursues its investment objective through what is sometimes called a "master-feeder" arrangement. The Fund invests substantially all of its assets in the SEI Index Funds (SIF) S&P 500 Index Fund, a separate mutual fund with the same investment objective. As a result, the Fund has an indirect interest in all of the securities owned by the SIF Fund and the Fund's investment results will be the same as those of the SIF Fund, adjusted for the Fund's expenses. The Advisor monitors the performance of the SIF Fund and may choose to invest the Fund's assets in another mutual fund or manage the Fund directly if it determines that doing so would be in the best interest of the shareholders.

The SIF Fund invests exclusively in securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). The SIF Fund's ability to replicate the performance of the S&P 500 will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The SIF Fund's advisor makes no attempt to "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analyses). However, the SIF Fund's advisor may sell an investment if, in the judgment of the advisor, the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.



[box][box][box]
PRINCIPAL RISKS OF INVESTING
IN THE EQUITY INDEX FUND
[box][box][box]

Since it purchases equity securities, the SIF Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the SIF Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the SIF Fund.

The Fund is also subject to the risk that its investment approach, which attempts to duplicate the performance of the S&P 500, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes. In addition, because the Fund indirectly attempts to match the performance of the S&P 500 through investing in another mutual fund, the Fund's investment returns depend not only on the performance of the SIF Fund, but also may be lower than other mutual funds that pursue the same investment goal directly due to expenses deducted from Fund assets at both the master and feeder levels. The SIF Fund may not be able to match the performance of the S&P 500.

[Logo Omitted]

22  PROSPECTUS

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS I SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS ARE AS FOLLOWS:

1990     -3.70%
1991     29.20%
1992      6.75%
1993      9.20%
1994      0.40%
1995     36.55%
1996     21.90%
1997     32.29%
1998     22.50%
1999     19.73%


            BEST QUARTER           WORST QUARTER
               19.60%                 -13.91%
             (12/31/98)              (9/30/90)

THE PERFORMANCE FOR THE PERIODS PRIOR TO 9/1/98 REPRESENTS THE PERFORMANCE OF THE SIF FUND ADJUSTED FOR THE EXPENSES OF THE FUND.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500 INDEX.

                                                    SINCE
CLASS I SHARES      1 YEAR    5 YEARS  10 YEARS   INCEPTION
--------------------------------------------------------------------------------
EQUITY INDEX
FUND                 19.73%    26.43%    16.75%    16.94%*
--------------------------------------------------------------------------------
S&P 500 INDEX        21.04%    28.55%    18.20%    18.45%*
--------------------------------------------------------------------------------
* SINCE 7/31/85


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 500 INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS.


[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                                CLASS I SHARES
Management Fees                                       .78%
Other Expenses                                       1.13%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.91%

* THIS TABLE AND EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE SIF FUND. THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR AND OTHER SERVICE PROVIDERS TO THE FUND WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR OR ANOTHER SERVICE PROVIDER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

EQUITY INDEX FUND - CLASS I                  .80%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS      10 YEARS
--------------------------------------------------------------------------------
    $194           $600           $1,034        $2,233
                                                                  PROSPECTUS  23

EQUITY VALUE FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Growth of capital and income

INVESTMENT FOCUS
Large capitalization U.S. common
stocks which pay dividends

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Investing in stocks which have an
above-average dividend yield
relative to the S&P 500 and
are undervalued by the market

INVESTOR PROFILE
Investors who want growth of capital
and income who can tolerate some
share price volatility


[box][box][box]
INVESTMENT STRATEGY OF
THE EQUITY VALUE FUND
[box][box][box]

The Fund pursues its investment goal by investing primarily in dividend-paying common stocks of established U.S. companies with large market capitalizations (in excess of $5 billion). In selecting investments for the Fund, the Advisor seeks to buy companies that are fundamentally sound but have a market price which the Advisor believes is less than a company's intrinsic value relative to its growth prospects. The Advisor's investment selection process begins with a top-down analysis of general economic conditions to determine how the investments will be weighted among industry sectors. The Fund normally invests in all major industry sectors represented in the S&P 500. The Advisor then conducts analysis of fundamental value characteristics (such as price/earnings ratios that are below a company's long-term earnings growth rate, price to book value and return on equity) of the companies within those sectors to identify stocks which represent "bargains" with the potential to appreciate in value in the near-term. The Advisor continually monitors the securities held by the Fund and may sell a security when it achieves a designated price target, there is a fundamental change in a company's prospects or better investment opportunities become available.



[box][box][box]
PRINCIPAL RISKS OF INVESTING
IN THE EQUITY VALUE FUND
[box][box][box]

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity market or the equity markets as a whole.


[LOGO OMITTED]
24 PROSPECTUS

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS I SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS ARE AS FOLLOWS:

1993     6.12%
1994    -5.61%
1995    36.71%
1996    21.69%
1997    25.71%
1998    27.58%
1999    14.12%

            BEST QUARTER           WORST QUARTER
               22.58%                 -10.34%
             (12/31/98)              (9/30/98)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500 INDEX.

                                                  SINCE
CLASS I SHARES             1 YEAR     5 YEARS   INCEPTION
--------------------------------------------------------------------------------
EQUITY VALUE FUND          14.12%      24.95%    16.60%*
--------------------------------------------------------------------------------
S&P 500 INDEX              21.04%      28.55%    20.57%**
--------------------------------------------------------------------------------
* SINCE 4/1/92                                                  ** SINCE 4/30/92


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 500 INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS.




[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                                  CLASS I SHARES
Management Fees                                       .75%
Other Expenses                                        .31%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.06%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

EQUITY VALUE FUND - CLASS I .94%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS      10 YEARS
--------------------------------------------------------------------------------
    $108           $337            $585         $1,294
                                                                  PROSPECTUS  25

EQUITY GROWTH FUND

[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Long-term growth of capital

INVESTMENT FOCUS
Large capitalization U.S. common stocks

SHARE PRICE VOLATILITY
Medium

PRINCIPAL INVESTMENT STRATEGY
Investing in a diversified portfolio
of common stocks of established
U.S. companies that demonstrate
long-term earnings growth

INVESTOR PROFILE
Investors who seek growth
of capital and are willing to
bear the risk of investing
in equity securities


[box][box][box]
INVESTMENT STRATEGY OF
THE EQUITY GROWTH FUND
[box][box][box]

The Fund pursues its investment goal by investing primarily in common stocks of established U.S. companies with large market capitalizations (in excess of $5 billion). In selecting investments for the Fund, the Advisor seeks to buy companies that have consistently grown earnings above the S&P 500 earnings growth rate and are attractively priced relative to their growth prospects. The Advisor's investment selection process begins with a top-down analysis of general economic conditions to determine how the investments will be weighted among industry sectors. The Advisor then conducts analysis of fundamental growth characteristics (such as return on equity, earnings growth and consistency, and price/earnings ratio) of the companies within those sectors to identify stocks which are likely to appreciate in value. The Advisor continually monitors the securities held by the Fund and may sell a security when it achieves a designated price target, there is a fundamental change in a company's prospects or better investment opportunities become available.



[box][box][box]
PRINCIPAL RISKS OF INVESTING
IN THE EQUITY GROWTH FUND
[box][box][box]

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, large capitalization growth stocks, may underperform other equity market segments or the equity markets as a whole.


[LOGO OMITTED]
26  PROSPECTUS

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS I SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS ARE AS FOLLOWS:

1998     31.81%
1999     49.62%

            BEST QUARTER           WORST QUARTER
               34.73%                 -10.71%
             (12/31/99)              (9/30/98)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500 INDEX.

                                                   SINCE
CLASS I SHARES                      1 YEAR       INCEPTION
--------------------------------------------------------------------------------
EQUITY GROWTH FUND                   49.62%       31.59%*
--------------------------------------------------------------------------------
S&P 500 INDEX                        21.04%       25.81%*
--------------------------------------------------------------------------------
* SINCE 1/31/97

--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 500 INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF 500 STOCKS DESIGNED TO MIMIC THE OVERALL EQUITY MARKET'S INDUSTRY WEIGHTINGS.


[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                                 CLASS I SHARES
Management Fees                                       .75%
Other Expenses                                        .31%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.06%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

EQUITY GROWTH FUND - CLASS I .94%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS      10 YEARS
--------------------------------------------------------------------------------
    $108           $337            $585         $1,294


                                                                  PROSPECTUS  27

MID CAP FUND


[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Growth of capital and income

INVESTMENT FOCUS
Common stocks of medium and
small sized U.S. companies

SHARE PRICE VOLATILITY
High

PRINCIPAL INVESTMENT STRATEGY
Investing in companies that have a
significant growth potential

INVESTOR PROFILE
Investors who want growth of capital
and income and who can tolerate
the share price volatility that
accompanies investing in smaller
companies


[box][box][box]
INVESTMENT STRATEGY
OF THE MID CAP FUND
[box][box][box]

The Fund pursues its investment goal by investing primarily in common stocks and other equity securities of U.S. companies with medium and small market capitalizations (between $700 million and $15 billion). In selecting investments for the Fund, the Advisor chooses stocks of companies that the Advisor believes have not yet reached maturity and that have significant growth potential based on analysis of fundamental growth characteristics (such as return on equity, earnings growth and consistency, and price/earnings ratio). The Advisor's investment selection process begins with a top-down analysis of general economic conditions to determine which industry sectors have the best growth potential in the current economic environment and how the investments will be weighted among those industry sectors. The Fund normally invests in all major industry sectors represented in the S&P 500. The Advisor continually monitors the securities held by the Fund and may sell a security when it achieves a designated price target, there is a fundamental change in a company's prospects or better investment opportunities become available.



[box][box][box]
PRINCIPAL RISKS OF INVESTING
IN THE MID CAP FUND
[box][box][box]

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The small and medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may not pay dividends.

The Fund is also subject to the risk that medium and small capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

[LOGO OMITTED]
28  PROSPECTUS

[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS I SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS ARE AS FOLLOWS:

1993     13.22%
1994     -9.34%
1995     19.49%
1996     13.56%
1997     20.49%
1998     7.77%
1999     4.03%

            BEST QUARTER           WORST QUARTER
               27.42%                 -21.32%
             (12/31/98)              (9/30/98)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 400 MID-CAP INDEX.

                                                    SINCE
CLASS I SHARES                1 YEAR    5 YEARS   INCEPTION
--------------------------------------------------------------------------------
MID CAP FUND                   4.03%    12.88%     9.92%*
--------------------------------------------------------------------------------
S&P400 MID-CAP INDEX          14.72%    23.04%    17.86%**
--------------------------------------------------------------------------------
* SINCE 4/1/92                                                  ** SINCE 4/30/92


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE S&P 400 MID-CAP INDEX IS A WIDELY-RECOGNIZED, MARKET CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF 400 DOMESTIC MID CAP STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION.


[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                                  CLASS I SHARES
Management Fees                                       .75%
Other Expenses                                        .49%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.24%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

MID CAP FUND - CLASS I        .80%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS      10 YEARS
--------------------------------------------------------------------------------
    $126           $393            $681         $1,500

                                                                  PROSPECTUS  29

INTERNATIONAL EQUITY FUND


[box][box][box]
FUND SUMMARY
[box][box][box]

INVESTMENT GOAL
Long-term capital appreciation

INVESTMENT FOCUS
Common stocks of medium to large
sized companies in Europe and the
Pacific basin

SHARE PRICE VOLATILITY
High

PRINCIPAL INVESTMENT STRATEGY
Investing in a diversified portfolio of
common stocks of companies that
have a history of consistent growth
and little or no debt

INVESTOR PROFILE
Investors who want capital appreciation, who are willing to accept the risks of international investing and who want to diversify their investments by investing overseas


[box][box][box]
INVESTMENT STRATEGY OF THE
INTERNATIONAL EQUITY FUND
[box][box][box]

The Fund pursues its investment goal by investing primarily in common stocks of medium to large capitalization companies (in excess of $500 million) located in Europe and the Pacific basin countries, including Japan. The Advisor has engaged Vontobel USA Inc. as sub-advisor (Sub-Advisor) to manage the Fund on a day-to-day basis. The Fund focuses on companies that have a history of consistent growth in cash flow, sales, operating profits, returns on equity and returns on invested capital, and little or no debt. The Fund intends to be well diversified among industry sectors and have a low turnover ratio, generally holding its core positions for at least two years. The Sub-Advisor continually monitors the securities held by the Fund and may sell a security when it achieves a designated price target, there is a fundamental change in a company's or country's prospects or better investment opportunities become available.



[box][box][box]
PRINCIPAL RISKS OF INVESTING IN
THE INTERNATIONAL EQUITY FUND
[box][box][box]

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

[LOGO OMITTED]
30  PROSPECTUS

PRINCIPAL RISKS OF INVESTING IN THE
INTERNATIONAL EQUITY FUND (CONTINUED)

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

The Fund is also subject to the risk that its investment approach, which focuses on international equity securities, may underperform other mutual funds which invest in domestic equity market segments or the equity markets as a whole.


[box][box][box]
PERFORMANCE INFORMATION
[box][box][box]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS I SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS ARE AS FOLLOWS:

1996     11.17%
1997      0.25%
1998      8.98%
1999     45.46%

            BEST QUARTER           WORST QUARTER
               31.96%                 -18.65%
             (12/31/99)              (9/30/98)

THE PERFORMANCE FOR THE PERIODS PRIOR TO 9/1/98 REPRESENTS THE PERFORMANCE OF THE FUND'S PREVIOUS SUB-ADVISOR.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1999 TO THOSE OF THE MORGAN STANLEY EAFE INDEX.

                                                    SINCE
CLASS I SHARES                       1 YEAR       INCEPTION
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND            45.46%       14.83%*
--------------------------------------------------------------------------------
MORGAN STANLEY EAFE INDEX            26.96%       12.47%*
--------------------------------------------------------------------------------
* SINCE 4/30/95


--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. UNLIKE A MUTUAL FUND, AN INDEX DOES NOT HAVE AN INVESTMENT ADVISOR AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE MORGAN STANLEY EAFE INDEX IS A WIDELY-RECOGNIZED, MARKET CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATIONS) INDEX OF OVER 1,000 SECURITIES LISTED ON THE STOCK EXCHANGES IN EUROPE, AUSTRALASIA AND THE FAR EAST.


[box][box][box]
FUND FEES AND EXPENSES
[box][box][box]

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
                                                 CLASS I SHARES
Management Fees                                      1.00%
Other Expenses                                        .75%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.75%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR AND SUB-ADVISOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THE PROSPECTUS, BUT THE ADVISOR OR SUB-ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

INTERNATIONAL EQUITY FUND - CLASS I         1.50%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR AND SUB-ADVISOR."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS      10 YEARS
--------------------------------------------------------------------------------
    $178           $551            $949         $2,062
                                                                  PROSPECTUS  31

MORE INFORMATION ABOUT RISK

[box][box][box]
EQUITY RISK
BALANCED FUND
EQUITY INCOME FUND
EQUITY VALUE FUND
EQUITY INDEX FUND
EQUITY GROWTH FUND
MID CAP FUND
INTERNATIONAL EQUITY FUND
[box][box][box]

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

[box][box][box]
FIXED INCOME RISK
INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
FIXED INCOME FUND
PENNSYLVANIA MUNICIPAL SECURITIES FUND
NEW JERSEY MUNICIPAL SECURITIES FUND
HIGH YIELD BOND FUND
BALANCED FUND
[box][box][box]

The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

[Box] CALL RISK
      INTERMEDIATE-TERM GOVERNMENT
      SECURITIES FUND
      FIXED INCOME FUND
      PENNSYLVANIA MUNICIPAL SECURITIES FUND
      NEW JERSEY MUNICIPAL SECURITIES FUND
      HIGH YIELD BOND FUND
      BALANCED FUND
      During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.


[LOGO OMITTED]
32  PROSPECTUS

[Box] CREDIT RISK
      INTERMEDIATE-TERM GOVERNMENT
        SECURITIES FUND
      FIXED INCOME FUND
      PENNSYLVANIA MUNICIPAL SECURITIES FUND
      NEW JERSEY MUNICIPAL SECURITIES FUND
      HIGH YIELD BOND FUND
      BALANCED FUND
      The possibility that an issuer will be unable to make timely payments of either principal or interest.

[Box] EVENT RISK
      INTERMEDIATE-TERM GOVERNMENT
        SECURITIES FUND
      FIXED INCOME FUND
      PENNSYLVANIA MUNICIPAL SECURITIES FUND
      NEW JERSEY MUNICIPAL SECURITIES FUND
      HIGH YIELD BOND FUND
      BALANCED FUND
      Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Fund's multiple holdings.

[Box] HIGH-YIELD, LOWER RATED SECURITIES
      HIGH YIELD BOND FUND
      High-yield, lower rated securities (or "junk bonds") are subject to additional risks associated with investing in high-yield securities, including:

   [Box] High-yield, lower rated securities involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

   [Box] The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

   [Box] Market prices for high-yield, lower rated securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.

   [Box] The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.

[Box] MORTGAGE-BACKED SECURITIES
      FIXED INCOME FUND
      Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently than other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.


                                                                  PROSPECTUS  33

[box][box][box]
MUNICIPAL ISSUER RISK
PENNSYLVANIA MUNICIPAL SECURITIES FUND
NEW JERSEY MUNICIPAL SECURITIES FUND
[box][box][box]

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes. In addition, each Fund's concentration of investments in issuers located in a single state makes each Fund more susceptible to adverse political or economic developments affecting that state. Each Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

[box][box][box]
FOREIGN SECURITY RISKS
INTERNATIONAL EQUITY FUND
[box][box][box]

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

In addition to these risks, certain foreign securities may be subject to the following additional risk factors:

[Box] CURRENCY RISK
      INTERNATIONAL EQUITY FUND
      Investments in foreign securities denominated in foreign currencies involve additional risks, including:

   [Box] The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.

   [Box] A Fund may incur substantial costs in connection with conversions between various currencies.

   [Box] A Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.

   [Box] Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.


[LOGO OMITTED]
34  PROSPECTUS

[box][box][box]
TRACKING ERROR RISK
EQUITY INDEX FUND
[box][box][box]

Factors such as Fund operating expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with the Fund's objectives (other than the Money Market Funds). A Fund will do so only if the Advisor or Sub-Advisor believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, we cannot guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISOR AND SUB-ADVISOR

The Investment Advisor makes investment decisions for each of the Funds, other than the International Equity Fund, and continuously reviews, supervises and administers the Funds' respective investment programs. The Advisor oversees the Sub-Advisor for the International Equity Fund to ensure compliance with that Fund's investment policies and guidelines, and monitors the Sub-Advisor's adherence to its investment style. The Advisor pays the Sub-Advisor out of the Management Fees it receives (described below). The Advisor also monitors the performance of the SIMT Fund and the SIF Fund. The Board of Trustees of The Pillar Funds supervises the Advisor and Sub-Advisor and establishes policies that the Advisor and Sub-Advisor must follow in their management activities.

Summit Bank serves as the Advisor to the Funds. As of December 31, 1999, Summit Bank had approximately $10.8 billion in assets under management. For the year ended December 31, 1999, Summit Bank received advisory fees as a percentage of average daily net assets of:

U.S. TREASURY SECURITIES MONEY
     MARKET FUND                           0.35%
TAX-EXEMPT MONEY MARKET FUND               0.31%
PRIME OBLIGATION MONEY
     MARKET FUND                           0.35%
INTERMEDIATE-TERM GOVERNMENT
     SECURITIES FUND                       0.43%
FIXED INCOME FUND                          0.50%
PENNSYLVANIA MUNICIPAL
     SECURITIES FUND                       0.46%
NEW JERSEY MUNICIPAL
     SECURITIES FUND                       0.50%
HIGH YIELD BOND FUND                       0.39%
BALANCED FUND                              0.58%
EQUITY INCOME FUND                         0.60%
EQUITY INDEX FUND                          0.35%
EQUITY VALUE FUND                          0.64%
EQUITY GROWTH FUND                         0.64%
MID CAP FUND                               0.31%
INTERNATIONAL EQUITY FUND                  0.75%

                                                                   PROSPECTUS 35

Vontobel USA Inc. (Vontobel USA), 450 Park Avenue, New York, NY 10022, manages the International Equity Fund on a day-to-day basis. Vontobel selects, buys and sells securities for the Fund under the supervision of the Advisor and the Board of Trustees of The Pillar Funds.

Fabrizio Pierallini serves as the Chief Investment Officer and Senior Vice President of Vontobel USA. He has managed the International Equity Fund since September, 1998. He has more than 19 years of investment experience. Prior to joining Vontobel USA in 1994, Mr. Pierallini served as Associate-Director/ Portfolio Manager with Swiss Bank Corporation, New York.

Mr. Rajiv Jain serves as a First Vice President of Vontobel USA, and has served as associate portfolio manager of the International Equity Fund since September, 1998. He has more than 9 years of investment experience. Prior to joining Vontobel USA in 1994, Mr. Jain was an analyst with Swiss Bank Corporation, New York.

SEI Investments Management Corporation (SEI), One Freedom Valley Drive, Oaks, PA 19456, is the advisor of the SIMT Fund and has engaged Credit Suisse Asset Management (Credit Suisse) as sub-advisor to manage the SIMT Fund on a day-to-day basis. Credit Suisse selects, buys and sells securities for the SIMT Fund under the supervision of SEI and the SIMT Board of Trustees.

Richard J.Lindquist, C.F.A., serves as portfolio manager of the High Yield Bond Fund. Mr. Lindquist joined Credit Suisse in 1995 as a result of Credit Suisse's acquisition of CS First Boston Investment Management, and has had 15 years of investment management experience, all of which were with high yield bonds. Prior to joining CS First Boston, Mr. Lindquist was with Prudential Insurance Company of America where he managed high yield funds totaling approximately $1.3 billion. Prior to joining Prudential, Mr. Lindquist managed high yield funds at
T. Rowe Price.

World Asset Management (World) manages the SIF Fund on a day-to-day basis. World selects, buys and sells securities for the SIF Fund under the supervision of the SIF Board of Trustees.

All investment decisions for the SIF Fund are made by a committee of investment professionals and no persons are primarily responsible for making recommenda-tions to that committee.

PORTFOLIO MANAGERS

Judith Tomo serves as a Vice President of the Advisor. She has managed the U.S. Treasury Securities Money Market Fund and the Prime Obligation Money Market Fund since June, 1996. Ms. Tomo also advises the U.S. Treasury Securities Plus Money Market Fund and the Institutional Select Money Market Fund. Prior to joining the Advisor in 1995, Ms. Tomo managed money market instruments for a large regional bank for a number of years.

Charlene P. Palmer serves as a Vice President of the Advisor. She has managed the Tax-Exempt Money Market Fund since June, 1996, the Pennsylvania Municipal Securities Fund since November, 1999 and the New Jersey Municipal Securities Fund since May, 1992. She joined the Advisor in 1981 and has managed investments for the Advisor for the past 18 years, with an emphasis on tax-exempt bonds.

Sarah Krieger serves as a Vice President of the Advisor. She has managed the Intermediate-Term Government Securities Fund since December, 1999. Prior to joining the Advisor in 1997, Ms. Krieger managed fixed income portfolios for Meredith, Martin & Kaye (MMK) during 1995 and 1996. Prior to joining MMK, Ms. Krieger served as a sales associate for Freeman Securities in 1994. She has more than 16 years of experience in the investment field.

[LOGO OMITTED]
36  PROSPECTUS

Joseph Markovich serves as a Senior Vice President of the Advisor. He has managed the Fixed Income Fund since January, 1997. He joined the Advisor in 1985 and has managed investments for the Advisor for the past 15 years.

Edward Kasperavich serves as a Vice President of the Advisor. He has managed the Balanced Fund since January, 1997. He joined the Advisor in 1985 and has managed investments for the Advisor for the past 15 years.

Richard H. Caro serves as a Vice President of the Advisor. He has managed the Equity Income Fund since January, 1996. He joined the Advisor in 1983 and has managed investments for the Advisor for the past 15 years. He has more than 29 years of investment experience.

Fernando Garip serves as a Senior Vice President of the Advisor. He has managed the Equity Value Fund since January, 1996. He joined the Advisor in 1982 and has managed investments for the Advisor for the past 18 years.

Gregory S. Huning serves as a Senior Vice President of the Advisor. He has co-managed the Equity Growth Fund since April, 1999 and began co-managing the Mid Cap Fund in November, 1999. Prior to joining the Advisor in 1995, Mr. Huning served as a senior equity portfolio manager for the Robert Wood Johnson Foundation. Mr. Huning has more than 29 years of experience in investment management.

Glen C. Corbitt serves as a Vice President of the Advisor. He has co-managed the Equity Growth Fund since April, 1999 and began co-managing the Mid Cap Fund in November, 1999. Prior to joining the Advisor in 1995, Mr. Corbitt served as an accountant for Rockefeller Financial Services.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class I Shares of the Funds.

Class I Shares are for financial institutions investing for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call your Summit Bank investment officer or authorized institution.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by wire. Contact your Summit Bank investment officer for details. A Fund cannot accept checks, third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your broker or institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and, for the Money Market Funds, the Federal Reserve are open for business (a Business Day).

A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

                                                                   PROSPECTUS 37

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order.

Each Fund (except the Money Market Funds) calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order before 4:00 p.m., Eastern time.

Each Money Market Fund calculates its NAV once each Business Day at 3:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund generally must receive both your order and federal funds (readily available funds) before 3:00 p.m., Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price (except the Money Market Funds). If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

In calculating NAV for the Money Market Funds, we generally value a Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.


The International Equity Fund holds securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of the Fund's investments may change on days when you cannot purchase or sell Fund shares.

HOW TO SELL YOUR
FUND SHARES

Holders of Class I Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call your Summit Bank investment officer.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

If you would like to sell $10,000 or more of your shares, or you would like your proceeds sent to a third party or an address other than your own, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within one Business Day after the Fund receives your request. Your proceeds can be wired to your bank account and may be subject to a wire fee.

[LOGO OMITTED]
38 PROSPECTUS

HOW TO EXCHANGE YOUR SHARES

If you own your shares directly, you may exchange your shares on any Business Day by contacting your Summit Bank investment officer by mail or telephone.

You may also exchange shares through your financial institution or an investment professional by mail or telephone. Your broker or institution may charge a fee for its services.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

REDEMPTIONS IN KIND

A Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you generally will bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Funds.

The SIMT Fund has adopted a shareholder servicing plan for its Class A Shares under which a shareholder servicing fee of up to 0.25% of average daily net assets may be paid to the Distributor. The SIF Fund has adopted a shareholder servicing plan for its Class E Shares under which a shareholder servicing fee of up to 0.25% of average daily net assets may be paid to the Distributor.

                                                                  PROSPECTUS  39

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income as follows:
U.S. TREASURY SECURITIES
     MONEY MARKET FUND                      MONTHLY
TAX-EXEMPT MONEY MARKET FUND
PRIME OBLIGATION
     MONEY MARKET FUND
INTERMEDIATE-TERM GOVERNMENT
     SECURITIES FUND
FIXED INCOME FUND
PENNSYLVANIA MUNICIPAL
     SECURITIES FUND
NEW JERSEY MUNICIPAL
     SECURITIES FUND
HIGH YIELD BOND FUND

BALANCED FUND                               QUARTERLY
EQUITY INCOME FUND
EQUITY INDEX FUND
EQUITY VALUE FUND
EQUITY GROWTH FUND
MID CAP FUND

INTERNATIONAL EQUITY FUND                   ANNUALLY

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing at least 30 days prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Tax-Exempt Money Market Fund intends to distribute federally tax-exempt income. The Pennsylvania Municipal Securities Fund intends to distribute income that is exempt from both federal taxes and Pennsylvania state taxes. The New Jersey Municipal Securities Fund intends to distribute income that is exempt from both federal taxes and New Jersey state taxes. The Funds may invest a portion of their assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable.

The International Equity Fund may be able to pass along a tax credit for foreign income taxes it pays. The Fund will notify you if it gives you the credit.


MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

[LOGO OMITTED]
40  PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class I Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-932-7782.

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                                  RATIO OF NET
                                                                                   INVESTMENT  RATIO OF                RATIO
                                                                                    INCOME TO   EXPENSES                OF NET
                    NET ASSET           DISTRIBUTIONS                                AVERAGE  TO AVERAGE   RATIO OF  INVESTMENT
                      VALUE       NET     FROM NET   NET ASSET           NET ASSETS NET ASSETS   NET ASSETS   EXPENSES    INCOME
                    BEGINNING INVESTMENT INVESTMENT  VALUE END   TOTAL    END OF    (EXCLUDING (EXCLUDING  TO AVERAGE  TO AVERAGE
                    OF PERIOD   INCOME     INCOME    OF PERIOD  RETURN  PERIOD(000)  WAIVERS)    WAIVERS)  NET ASSETS  NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS I
1999                 $1.00      $0.04     $(0.04)     $1.00      4.33%    $838,350     4.21%      0.64%       0.64%      4.21%
1998                  1.00       0.05      (0.05)      1.00      4.70      802,990     4.57       0.63        0.63       4.57
1997                  1.00       0.04      (0.04)      1.00      4.55      487,196     4.44       0.65        0.65       4.45
1996                  1.00       0.04      (0.04)      1.00      4.53      504,729     4.44       0.65        0.65       4.44
1995                  1.00       0.05      (0.05)      1.00      5.05      463,531     4.92       0.65        0.65       4.92

----------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS I
1999                 $1.00      $0.03     $(0.03)     $1.00      2.70%    $137,733     2.63%      0.65%       0.62%      2.66%
1998                  1.00       0.03      (0.03)      1.00      2.98      145,891     2.92       0.69        0.65       2.88
1997                  1.00       0.03      (0.03)      1.00      3.10       75,097     3.05       0.67        0.65       3.03
1996                  1.00       0.03      (0.03)      1.00      2.94       67,082     2.90       0.68        0.65       2.87
1995                  1.00       0.03      (0.03)      1.00      3.42       63,628     3.37       0.72        0.65       3.30

----------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS I
1999                 $1.00      $0.05     $(0.05)     $1.00      4.65%    $758,255     4.56%      0.65%       0.65%      4.56%
1998                  1.00       0.05      (0.05)      1.00      5.02      599,844     4.89       0.63        0.63       4.89
1997                  1.00       0.05      (0.05)      1.00      5.02      400,689     4.90       0.66        0.65       4.89
1996                  1.00       0.05      (0.05)      1.00      4.83      401,423     4.73       0.67        0.65       4.71
1995                  1.00       0.05      (0.05)      1.00      5.40      259,667     5.26       0.66        0.65       5.25
----------------------------------------------------------------------------------------------------------------------------------


                                                                   PROSPECTUS 41

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                           REALIZED AND
      NET ASSET             UNREALIZED  DISTRIBUTIONS  DISTRIBUTIONS                        NET ASSETS
        VALUE      NET       GAINS OR     FROM NET         FROM         NET ASSET             END OF
      BEGINNING INVESTMENT (LOSSES) ON   INVESTMENT       CAPITAL       VALUE END   TOTAL     PERIOD
      OF PERIOD   INCOME    SECURITIES    INCOME           GAINS        OF PERIOD   RETURN     (000)
---------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
---------------------------------------------------------------------------------------------------------

CLASS I
1999    $10.37    $0.53      $(0.61)      $(0.53)        $    --         $ 9.76     (0.83)%  $ 22,086
1998     10.27     0.56        0.10        (0.56)             --          10.37      6.60      31,441
1997     10.16     0.58        0.11        (0.58)             --          10.27      6.96      31,739
1996     10.37     0.53       (0.21)       (0.53)             --          10.16      3.26      24,679
1995      9.51     0.54        0.86        (0.54)             --          10.37     15.00      28,877
---------------------------------------------------------------------------------------------------------
FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------
CLASS I
1999    $10.53    $0.54      $(0.72)      $(0.54)        $    --         $ 9.81     (1.71)%  $190,905
1998     10.38     0.58        0.21        (0.58)          (0.06)         10.53      7.80     214,456
1997     10.21     0.60        0.17        (0.60)             --          10.38      7.78     206,810
1996     10.49     0.57       (0.28)       (0.57)             --          10.21      2.94     100,129
1995      9.44     0.59        1.05        (0.59)             --          10.49     17.76     113,509
---------------------------------------------------------------------------------------------------------

                       RATIO OF NET
       RATIO OF         INVESTMENT
       EXPENSES         INCOME TO                   RATIO OF
      TO AVERAGE        AVERAGE                       NET
      NET ASSETS       NET ASSETS      RATIO OF    INVESTMENT
      (EXCLUDING       (EXCLUDING      EXPENSES     INCOME        PORTFOLIO
      WAIVERS AND      WAIVERS AND    TO AVERAGE   TO AVERAGE      TURNOVER
    REIMBURSEMENTS)  REIMBURSEMENTS)  NET ASSETS   NET ASSETS        RATE
-----------------------------------------------------------------------------
INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------
CLASS I
1999     0.97%             5.03%         0.80%       5.20%          49.64%
1998     0.97              5.26          0.80        5.43           43.42
1997     0.94              5.55          0.80        5.69           57.82
1996     0.87              5.19          0.80        5.26           40.60
1995     1.05              5.08          0.80        5.33           68.29
-----------------------------------------------------------------------------
FIXED INCOME FUND
-----------------------------------------------------------------------------
CLASS I
1999     0.91%             5.24%        0.80%        5.35%          34.42%
1998     0.91              5.43         0.80         5.54           58.30
1997     0.91              5.79         0.80         5.90           80.34
1996     0.92              5.48         0.80         5.60           40.56
1995     0.91              5.72         0.80         5.83           35.49
------------------------------------------------------------------------------

[LOGO OMITTED]
42  PROSPECTUS

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR



                           REALIZED AND
      NET ASSETS            UNREALIZED DISTRIBUTIONS   DISTRIBUTIONS                        NET ASSETS
        VALUE      NET       GAINS OR    FROM NET          FROM        NET ASSET              END OF
      BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT        CAPITAL      VALUE END   TOTAL      PERIOD
      OF PERIOD   INCOME   SECURITIES     INCOME           GAINS       OF PERIOD   RETURN     (000)
--------------------------------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------------------------------
CLASS I
1999    $10.26    $0.43      $(1.13)      $(0.43)         $(0.10)        $ 9.03     (7.05)%   $31,999
1998     10.41     0.44        0.05        (0.44)          (0.20)         10.26      4.84      37,658
1997     10.17     0.45        0.26        (0.45)          (0.02)         10.41      7.18      42,134
1996     10.23     0.44       (0.06)       (0.44)             --          10.17      3.89       3,665
1995      9.55     0.40        0.68        (0.40)             --          10.23     11.53       3,345
--------------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------------------------------
CLASS I
1999    $10.92    $0.47      $(0.63)      $(0.47)         $(0.03)        $10.26     (1.60)%   $99,133
1998     10.92     0.48        0.03        (0.48)          (0.03)         10.92      4.79     119,816
1997     10.71     0.49        0.21        (0.49)             --          10.92      6.76     131,002
1996     10.79     0.44       (0.08)       (0.44)             --          10.71      3.42      20,689
1995      9.93     0.47        0.86        (0.47)             --          10.79     13.57      28,080
--------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------------------------------
CLASS I
1999     $9.99    $0.79      $(0.54)      $(0.78)         $(0.01)        $ 9.45      2.51%     $3,489
1998(1)   9.99     0.15        0.05        (0.18)          (0.02)          9.99      1.99         493

                        RATIO OF NET
        RATIO OF         INVESTMENT                RATIO OF
       EXPENSES          INCOME TO                   NET
      TO AVERAGE          AVERAGE     RATIO OF    INVESTMENT
      NET ASSETS        NET ASSETS    EXPENSES      INCOME       PORTFOLIO
      (EXCLUDING        (EXCLUDING   TO AVERAGE   TO AVERAGE      TURNOVER
       WAIVERS)          WAIVERS)    NET ASSETS    NET ASSETS       RATE
---------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL SECURITIES FUND
---------------------------------------------------------------------------
CLASS I
1999      0.94%             4.21%        0.80%        4.35%         43.19%
1998      0.96              4.12         0.80         4.28          56.48
1997      0.96              4.31         0.80         4.47          71.89
1996      1.49              3.62         0.69         4.42          25.88
1995      1.27              3.58         0.80         4.05          36.92
---------------------------------------------------------------------------
NEW JERSEY MUNICIPAL SECURITIES FUND
---------------------------------------------------------------------------
CLASS I
1999      0.91%             4.26%        0.80%        4.37%          9.00%
1998      0.92              4.28         0.80         4.40          17.55
1997      0.94              4.54         0.80         4.68          22.85
1996      0.93              3.87         0.67         4.13          13.93
1995      0.93              3.91         0.41         4.43           2.83
---------------------------------------------------------------------------
HIGH YIELD BOND FUND
---------------------------------------------------------------------------
CLASS I
1999      1.50%             8.10%        1.16%        8.44%         18.01%*
1998(1)   4.79              3.50         1.25         7.04           1.47


* THE PORTFOLIO TURNOVER RATE FOR THE MASTER FUND, THE SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND PORTFOLIO, IS 18.73% FOR THE TWELVE MONTH PERIOD ENDING DECEMBER 31, 1999.
(1) COMMENCED OPERATIONS ON SEPTEMBER 22, 1998. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.


                                                                   PROSPECTUS 43

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR




                           REALIZED AND
      NET ASSET             UNREALIZED  DISTRIBUTIONS  DISTRIBUTIONS                        NET ASSETS
        VALUE      NET       GAINS OR     FROM NET         FROM         NET ASSET            END OF
      BEGINNING INVESTMENT (LOSSES) ON   INVESTMENT       CAPITAL       VALUE END   TOTAL    PERIOD
      OF PERIOD   INCOME    SECURITIES    INCOME           GAINS        OF PERIOD   RETURN    (000)
--------------------------------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------------------------------
CLASS I
1999    $13.91    $0.26       $1.03       $(0.26)         $(0.02)        $14.92      9.33%    $30,537
1998     12.00     0.26        1.95        (0.25)          (0.05)         13.91     18.65      29,495
1997     11.39     0.32        1.88        (0.32)          (1.27)         12.00     19.68      24,362
1996     12.05     0.48        1.16        (0.47)          (1.83)         11.39     13.77      19,243
1995      9.91     0.44        2.27        (0.44)          (0.13)         12.05     27.76      32,145
--------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
--------------------------------------------------------------------------------------------------------
CLASS I
1999    $13.98    $0.21       $0.59       $(0.16)         $(0.11)        $14.51      5.77%    $85,479
1998     13.19     0.27        1.19        (0.28)          (0.39)         13.98     11.42      94,615
1997     13.32     0.32        2.95        (0.32)          (3.08)         13.19     25.04     131,968
1996     13.07     0.33        2.35        (0.34)          (2.09)         13.32     21.01      58,035
1995     10.26     0.31        3.29        (0.31)          (0.48)         13.07     35.55      44,202
--------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
--------------------------------------------------------------------------------------------------------
CLASS I
1999    $12.01    $0.05       $2.32       $   --          $(0.03)        $14.35     19.73%     $6,497
1998(1)  10.00     0.03        2.01        (0.02)          (0.01)         12.01     20.44         699
--------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND
--------------------------------------------------------------------------------------------------------
CLASS I
1999    $15.91    $0.08       $2.16       $(0.07)         $(0.19)        $17.89     14.12%   $273,839
1998     12.89     0.14        3.37        (0.12)          (0.37)         15.91     27.58     242,669
1997     13.35     0.18        3.20        (0.18)          (3.66)         12.89     25.71     242,881
1996     12.81     0.22        2.54        (0.22)          (2.00)         13.35     21.69     116,715
1995     10.19     0.25        3.46        (0.25)          (0.84)         12.81     36.71      82,677


                        RATIO OF NET
       RATIO OF         INVESTMENT                   RATIO OF
       EXPENSES          INCOME TO                     NET
      TO AVERAGE          AVERAGE       RATIO OF    INVESTMENT
      NET ASSETS        NET ASSETS      EXPENSES     INCOME       PORTFOLIO
      (EXCLUDING        (EXCLUDING     TO AVERAGE   TO AVERAGE     TURNOVER
        WAIVERS)          WAIVERS)      NET ASSETS   NET ASSETS      RATE
----------------------------------------------------------------------------
BALANCED FUND
----------------------------------------------------------------------------
CLASS I
1999      1.12%             1.64%          0.95%        1.81%        63.54%
1998      1.18              1.68           0.80         2.06         43.77
1997      1.14              2.33           0.80         2.67         93.85
1996      1.11              3.37           0.80         3.68         43.80
1995      1.11              3.58           0.80         3.89         41.63
----------------------------------------------------------------------------
EQUITY INCOME FUND
----------------------------------------------------------------------------
CLASS I
1999      1.09%             1.31%          0.94%        1.46%        19.24%
1998      1.11              1.74           0.80         2.05         40.30
1997      1.09              2.05           0.80         2.34         76.67
1996      1.09              2.26           0.80         2.55         85.47
1995      1.10              2.31           0.80         2.61         42.97
----------------------------------------------------------------------------
EQUITY INDEX FUND
----------------------------------------------------------------------------
CLASS I
1999      1.37%             0.02%          0.80%        0.59%         2.14%*
1998(1)   3.96             (3.86)          0.80        (0.70)         9.35
----------------------------------------------------------------------------
EQUITY VALUE FUND
----------------------------------------------------------------------------
CLASS I
1999      1.06%             0.34%          0.94%        0.46%        18.58%
1998      1.07              0.56           0.80         0.83         19.69
1997      1.06              1.00           0.80         1.26         80.24
1996      1.08              1.39           0.80         1.67         85.30
1995      1.07              1.81           0.80         2.08         61.88


* THE PORTFOLIO  TURNOVER RATE FOR THE MASTER FUND, THE SEI INDEX FUNDS
  S&P 500 INDEX PORTFOLIO, IS 5.91% FOR THE PERIOD ENDING DECEMBER 31, 1999.
(1) COMMENCED OPERATIONS ON SEPTEMBER 3, 1998. RATIOS FOR THE PERIOD HAS BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

[LOGO OMITTED]
44  PROSPECTUS

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR



                           REALIZED AND
      NET ASSET    NET      UNREALIZED  DISTRIBUTIONS  DISTRIBUTIONS                        NET ASSETS
        VALUE   INVESTMENT   GAINS OR     FROM NET         FROM         NET ASSET            END OF
      BEGINNING   INCOME   (LOSSES) ON   INVESTMENT       CAPITAL       VALUE END   TOTAL    PERIOD
      OF PERIOD   (LOSS)    SECURITIES     INCOME          GAINS        OF PERIOD   RETURN    (000)
--------------------------------------------------------------------------------------------------------
EQUITY GROWTH FUND
--------------------------------------------------------------------------------------------------------
CLASS I
1999    $11.61   $(0.04)      $5.37       $    --         $(2.60)        $14.34     49.62%   $289,471
1998      9.24       --        2.83            --          (0.46)         11.61     31.81     199,975
1997(1)  10.00   $ 0.01        1.22         (0.01)         (1.98)          9.24     14.17*    177,801
--------------------------------------------------------------------------------------------------------
MID CAP FUND
--------------------------------------------------------------------------------------------------------
CLASSI
1999    $10.70   $(0.05)      $0.47       $    --         $(0.14)        $10.98      4.03%   $  9,364
1998     14.80     0.01        0.32            --          (4.43)         10.70      7.77      11,029
1997     13.33     0.04        2.65         (0.04)         (1.18)         14.80     20.49      46,125
1996     12.55     0.09        1.59         (0.09)         (0.81)         13.33     13.56      45,556
1995     10.83     0.15        1.95         (0.15)         (0.23)         12.55     19.49      42,375
--------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------------------------------
CLASS I
1999    $11.24   $ 0.11       $5.00       $    --         $   --         $16.35     45.46%    $33,008
1998     10.34    (0.01)       0.93         (0.01)         (0.01)         11.24      8.98      18,912
1997     11.23     0.08       (0.04)        (0.08)         (0.85)         10.34      0.25      14,143
1996     10.74     0.08        1.11         (0.08)         (0.62)         11.23     11.17      14,822
1995(2)  10.00     0.03        0.75         (0.02)         (0.02)         10.74      7.81       9,990
--------------------------------------------------------------------------------------------------------

                       RATIO OF NET
        RATIO OF        INVESTMENT
        EXPENSES        INCOME TO                      RATIO OF
       TO AVERAGE        AVERAGE                          NET
       NET ASSETS       NET ASSETS         RATIO OF    INVESTMENT
       (EXCLUDING       (EXCLUDING         EXPENSES   INCOME (LOSS)    PORTFOLIO
       WAIVERS AND      WAIVERS AND       TO AVERAGE   TO AVERAGE       TURNOVER
     REIMBURSEMENTS)   REIMBURSEMENTS)    NET ASSETS   NET ASSETS        RATE
--------------------------------------------------------------------------------
EQUITY GROWTH FUND
--------------------------------------------------------------------------------
CLASS I
1999      1.06%            (0.43)%           0.94%       (0.31)%          65.40%
1998      1.06             (0.41)            0.80        (0.15)           88.28
1997      1.07             (0.20)            0.80         0.07           114.51
--------------------------------------------------------------------------------
MID CAP FUND
--------------------------------------------------------------------------------
CLASS I
1999      1.24%            (0.92)%           0.80%       (0.48)%         120.07%
1998      1.21             (0.89)            0.80        (0.48)           32.88
1997      1.09              0.01             0.80         0.30            59.80
1996      1.10              0.36             0.80         0.66            41.41
1995      1.10              0.98             0.80         1.28            32.96
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
CLASS I
1999      1.75%             0.13%            1.50%        0.38%           37.62%
1998      1.72              0.19             1.50         0.41           115.79
1997      1.69              0.76             1.50         0.95            71.22
1996      1.73              0.62             1.50         0.85            67.03
1995(2)   2.11              0.18             1.50         0.79            14.32
--------------------------------------------------------------------------------
*   ANNUALIZED
(1) COMMENCED OPERATIONS ON FEBRUARY 3, 1997. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON MAY 1, 1995. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

                                                                   PROSPECTUS 45

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Class A Shares of the SIMT High Yield Bond Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-342-5734.


FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED SEPTEMBER 30,



                                NET                                                             RATIO OF
                           REALIZED AND            DISTRIBUTIONS                                EXPENSES
      NET ASSET             UNREALIZED  DIVIDENDS      FROM                         NET ASSETS TO AVERAGE
        VALUE      NET       GAINS OR   FROM NET     REALIZED    NET ASSET            END OF   NET ASSETS
      BEGINNING INVESTMENT (LOSSES) ON INVESTMENT    CAPITAL     VALUE END    TOTAL   PERIOD  (EXCLUDING
      OF PERIOD  INCOME     SECURITIES   INCOME       GAINS      OF PERIOD   RETURN   (000)     WAIVERS)
-----------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
-----------------------------------------------------------------------------------------------------------
CLASS A
1999    $10.81    $1.02      $(0.64)     $(1.02)     $(0.06)      $10.11      3.51%  $507,218    0.89%
1998     11.66     1.04       (0.75)      (1.04)      (0.10)       10.81      2.25    314,937    0.89
1997     11.14     1.04        0.57       (1.04)      (0.05)       11.66     15.30    236,457    0.91
1996     10.64     0.94        0.62       (1.03)      (0.03)       11.14     15.46    107,545    0.94
1995(1)  10.00     0.67        0.55       (0.58)         --        10.64     17.72     23,724    0.86
-----------------------------------------------------------------------------------------------------------

       RATIO OF
         NET
      INVESTMENT
        INCOME               RATIO OF NET
      TO AVERAGE  RATIO OF    INVESTMENT
      NET ASSETS  EXPENSES    INCOME TO   PORTFOLIO
      (EXCLUDING  TO AVERAGE   AVERAGE    TURNOVER
        WAIVERS)  NET ASSETS  NET ASSETS    RATE
----------------------------------------------------
HIGH YIELD BOND FUND
----------------------------------------------------
CLASS A
1999      9.58%     0.85%       9.62%        17%
1998      8.90      0.85        8.94         56
1997      9.28      0.86        9.33         68
1996      8.94      0.87        9.01         55
1995(1)   9.83      0.67       10.02         56
----------------------------------------------------
(1) HIGH YIELD BOND SHARES WERE OFFERED BEGINNING JANUARY 11, 1995. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.


[LOGO OMITTED]
46  PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Class E Shares of the SIF S&P 500 Index Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-342-5734.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MARCH 31,



                                NET                                                             RATIO OF
                           REALIZED AND            DISTRIBUTIONS                                EXPENSES
      NET ASSET             UNREALIZED  DIVIDENDS      FROM                          NET ASSETS TO AVERAGE
        VALUE      NET       GAINS OR   FROM NET     REALIZED    NET ASSET             END OF   NET ASSETS
      BEGINNING INVESTMENT (LOSSES) ON INVESTMENT    CAPITAL     VALUE END    TOTAL    PERIOD  (EXCLUDING
      OF PERIOD  INCOME     SECURITIES   INCOME       GAINS      OF PERIOD   RETURN    (000)     WAIVERS)
------------------------------------------------------------------------------------------------------------
S&P 500 INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------
CLASS E+
1999    $34.77    $0.57       $5.68      $(0.45)     $(0.34)      $40.23     18.29%  $1,606,449   0.54%
1998     24.10     0.45       10.88       (0.45)      (0.21)       34.77     47.62    1,300,924   0.54
1997     20.88     0.46        3.54       (0.45)      (0.33)       24.10     19.46      835,889   0.54
1996     16.40     0.44        4.72       (0.37)      (0.31)       20.88     31.88      630,566   0.35
1995     15.07     0.42        1.79       (0.42)      (0.46)       16.40     15.26      458,012   0.35
------------------------------------------------------------------------------------------------------------

      RATIO OF
        NET
     INVESTMENT
       INCOME              RATIO OF NET
     TO AVERAGE  RATIO OF   INVESTMENT
     NET ASSETS  EXPENSES    INCOME TO  PORTFOLIO
    (EXCLUDING  TO AVERAGE    AVERAGE    TURNOVER
       WAIVERS)  NET ASSETS  NET ASSETS    RATE
--------------------------------------------------
S7P 500 INDEX PORTFOLIO
--------------------------------------------------
CLASS E+
1999    0.97%      0.25%        1.26%        7%
1998    1.26       0.25         1.55         4
1997    1.74       0.25         2.03         2
1996    2.21       0.25         2.31         3
1995    2.59       0.25         2.69         4
--------------------------------------------------
(+) ON JULY 31, 1997 THE BOARD OF TRUSTEES APPROVED THE RENAMING OF THE CLASS A
    SHARES TO CLASS E SHARES.

                                                                   PROSPECTUS 47

NOTES

NOTES

                              [PILLAR LOGO OMITTED]

                               INVESTMENT ADVISOR
                                   Summit Bank
                                 210 Main Street
                          Hackensack, New Jersey 07601

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

              More information about The Pillar Funds is available
                     without charge through the following:

                    STATEMENT OF ADDITIONAL INFORMATION (SAI)
      The SAI dated April 30, 2000, includes detailed information about The
      Pillar Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                         ANNUAL AND SEMI-ANNUAL REPORTS
    These reports list each Fund's holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

      TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

                        BY TELEPHONE: Call 1-800-932-7782
                              BY MAIL: Write to us
                                The Pillar Funds
                                  P.O. Box 8523
                              Boston, MA 02266-8523
                        BY INTERNET: WWW.PILLARFUNDS.COM

     FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Pillar Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC
        (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents
     by mail from the SEC, upon payment of a duplicating fee, by writing to:
         Securities and Exchange Commission, Public Reference Section,
        Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

    The Pillar Funds' Investment Company Act registration number is 811-6509.

       THE PILLAR FUNDS, PILLAR, THE STYLIZED "P" LOGO AND YOUR INVESTMENT
            FOUNDATION ARE REGISTERED SERVICE MARKS OF SUMMIT BANK. PILLARFUNDS.COM IS A SERVICE MARK OF SUMMIT BANK. REACH HIGHER, SUMMIT,
            SUMMIT BANK, SUMMIT FINANCIAL SERVICES GROUP AND SUMMIT
             BANCORP ARE REGISTERED SERVICE MARKS OF SUMMIT BANCORP.

PIL-F-022-04

                             [Pillar Logo Omitted]

                                    PROSPECTUS

                                  APRIL 30, 2000

                                  COMMERCIAL CASH
                                MANAGEMENT ACCOUNT

                             U.S. TREASURY SECURITIES
                                 MONEY MARKET FUND
                                 (CLASS I SHARES)

                               INSTITUTIONAL SELECT
                                 MONEY MARKET FUND

                                    TAX-EXEMPT
                                 MONEY MARKET FUND
                                 (CLASS I SHARES)

                                 PRIME OBLIGATION
                                 MONEY MARKET FUND
                                 (CLASS I SHARES)

                                INVESTMENT ADVISOR
                                    SUMMIT BANK

                      THE SECURITIES AND EXCHANGE COMMISSION
               HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
                 PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                           [PILLAR LOGO OMITTED]
                                                                  APRIL 30, 2000

ABOUT THIS PROSPECTUS

The Pillar Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Funds that are available through Summit Bank's commercial cash management account that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                     Page
U.S. Treasury Securities Money Market Fund                              3
Institutional Select Money Market Fund                                  5
Tax-Exempt Money Market Fund                                            7
Prime Obligation Money Market Fund                                      9
More Information About Fund Investments                                11
The Investment Advisor and Portfolio Manager                           11
Purchasing and Selling Fund Shares                                     11
Dividends and Distributions                                            14
Taxes                                                                  14
Financial Highlights                                                   15
How to Obtain More Information About
   The Pillar Funds                                             Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help each Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The investment managers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

                                                          [Pillar Logo Omitted]
                                                                 APRIL 30, 2000

U.S. TREASURY SECURITIES MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL

Preserve principal value and maintain a high degree of liquidity while providing current income

INVESTMENT FOCUS

Money market instruments issued by the U.S. Treasury

SHARE PRICE VOLATILITY

Very low

PRINCIPAL INVESTMENT STRATEGY

Investing in short-term U.S. dollar-denominated obligations of the U.S. Treasury and repurchase agreements

INVESTOR PROFILE

Conservative investors who want to receive income through a liquid investment

INVESTMENT STRATEGY OF THE U.S. TREASURY SECURITIES MONEY MARKET FUND

The Fund invests exclusively in short-term U.S. dollar-denominated money market instruments issued by the U.S. Treasury and repurchase agreements that are fully collateralized by U.S. Treasury securities. The Fund will maintain an average dollar weighted maturity of 60 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. The Advisor's investment selection process seeks to increase the Fund's potential for current income through analysis of the available yields among the Fund's permitted investments and "positioning on the yield curve" - that is, balancing the desire to earn attractive rates of interest with the need to maintain an appropriate maturity level. The Advisor actively manages the maturity of the Fund based on current market interest rates and its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS OF INVESTING IN THE U.S. TREASURY SECURITIES MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS I SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS ARE AS FOLLOWS:

1993  2.46%
1994  3.44%
1995  5.05%
1996  4.53%
1997  4.55%
1998  4.70%
1999  4.33%

           BEST QUARTER          WORST QUARTER
               1.29%                 0.59%
             (6/30/95)             (6/30/93)

Call 1-800-932-7782 or visit the Fund's website WWW.PILLARFUNDS.COM for the Fund's most current 7-day yield.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1999.

                                              SINCE
CLASS I SHARES            1 YEAR    5 YEARS  INCEPTION
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES
MONEY MARKET FUND           4.33%     4.63%    4.02%*
--------------------------------------------------------------------------------

* SINCE 4/1/92

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------
Management Fees                                  .35%
Other Expenses                                   .29%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses             .64%
-------------------------------------------------------------------------------
FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."

-------------------------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR           3 YEARS         5 YEARS      10 YEARS
-------------------------------------------------------------------------------
$65               $205            $357          $798

                                                           [Pillar Logo Omitted]
                                                                 APRIL 30, 2000

INSTITUTIONAL SELECT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL

Preserve principal value and maintain a high degree of liquidity while providing current income

INVESTMENT FOCUS

Money market instruments

SHARE PRICE VOLATILITY

Very low

PRINCIPAL INVESTMENT STRATEGY

Investing in a broad range of short-term high quality U.S. dollar-denominated debt securities

INVESTOR PROFILE

Conservative investors who want to receive current income through a liquid investment

INVESTMENT STRATEGY OF THE INSTITUTIONAL SELECT MONEY MARKET FUND

The Fund invests in a broad range of high quality short-term U.S. dollar-denominated money market instruments, such as obligations of the U.S. Treasury; agencies and instrumentalities of the U.S. government; domestic and foreign banks; domestic and foreign corporations; supranational entities; and foreign governments. The Fund may also enter into fully collateralized repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized rating organizations or securities that the Advisor determines are of equal quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Advisor's investment selection process seeks to increase the Fund's potential for current income through (i) security selection; (ii) managing the Fund's mix of government, corporate and bank obligations: and (iii) "positioning on the yield curve" - that is, balancing the desire to earn attractive rates of interest with the need to maintain an appropriate maturity level. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Advisor carefully evaluates and monitors the creditworthiness of each issuer and any person or company providing credit support.

PRINCIPAL RISKS OF INVESTING IN THE INSTITUTIONAL SELECT MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND

SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS ARE AS FOLLOWS:

1998     5.35%
1999     5.02%

           BEST QUARTER          WORST QUARTER
               1.35%                 1.16%
            (12/31/99)             (6/30/99)

Call 1-800-932-7782 or visit the Fund's website WWW.PILLARFUNDS.COM for the Fund's most current 7-day yield.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1999.

                                              SINCE
                             1 YEAR          INCEPTION
--------------------------------------------------------------------------------
INSTITUTIONAL SELECT
MONEY MARKET FUND             5.02%            5.24%*
--------------------------------------------------------------------------------

* SINCE 7/1/97

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSE
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                               .10%
Other Expenses                                .19%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses          .29%
--------------------------------------------------------------------------------
FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR           3 YEARS         5 YEARS      10 YEARS
-------------------------------------------------------------------------------
  $30              $93            $163          $368

                                                          [Pillar Logo Omitted]
                                                                 APRIL 30, 1999

TAX-EXEMPT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL

Preserve principal value and maintain a high degree of liquidity while providing current income that is exempt from federal income tax

INVESTMENT FOCUS

Tax-free money market instruments

SHARE PRICE VOLATILITY

Very low

PRINCIPAL INVESTMENT STRATEGY

Investing substantially all of its assets in a well diversified portfolio of short-term municipal securities which pay interest that is exempt from federal income taxes

INVESTOR PROFILE

Conservative taxable investors who want to receive current income exempt from federal taxes through a liquid investment

INVESTMENT STRATEGY OF THE TAX-EXEMPT MONEY MARKET FUND

The Fund invests substantially all of its assets in a broad range of high quality short-term municipal money market instruments that pay interest that is exempt from federal income taxes. The issuers of these securities may be state and local governments and agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund's portfolio will be well diversified among these issuers, and will be comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized rating organizations, or have been determined by the Advisor to be of equal quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Advisor's investment selection process seeks to increase the Fund's potential for current income through a strategy that takes advantage of pricing inefficiencies that often occur in the market for municipal securities. The Advisor actively manages the maturity of the Fund based on current market interest rates and its outlook on the various economic factors which influence the market for short-term municipal instruments and future interest rate predictions. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through ongoing monitoring of the credit quality of each issuer and any person or company providing credit support.

PRINCIPAL RISKS OF INVESTING IN THE
TAX-EXEMPT MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS I SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS ARE AS FOLLOWS:

1993 1.99%
1994 2.27%
1995 3.42%
1996 2.94%
1997 3.10%
1998 2.98%
1999 2.70%

            BEST QUARTER           WORST QUARTER
                0.91%                  0.45%
              (6/30/95)              (3/31/94)

Call 1-800-932-7782 or visit the Fund's website WWW.PILLARFUNDS.COM for the Fund's most current 7-day yield.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1999.

                                               SINCE
CLASS I SHARES          1 YEAR     5 YEARS   INCEPTION
-------------------------------------------------------------------------------
TAX-EXEMPT
MONEY MARKET FUND        2.70%      3.03%      2.74%*
-------------------------------------------------------------------------------

* SINCE 4/6/92

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

                                            CLASS I SHARES
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
-------------------------------------------------------------------------------
Management Fees                                 .35%
Other Expenses                                  .30%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses            .65%
-------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

TAX-EXEMPT MONEY MARKET FUND - CLASS I .62%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR ."
-------------------------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS      10 YEARS
-------------------------------------------------------------------------------
     $66           $208            $362          $810

                                                        [Pillar Logo Omitted]
                                                               APRIL 30, 2000

PRIME OBLIGATION MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL

Preserve principal value and maintain a high degree of liquidity while providing current income

INVESTMENT FOCUS

Money market instruments

SHARE PRICE VOLATILITY

Very low

PRINCIPAL INVESTMENT STRATEGY

Investing in a broad range of short-term high quality U.S. dollar-denominated debt securities

INVESTOR PROFILE

Conservative investors who want to receive current income through a liquid investment

INVESTMENT STRATEGY OF THE PRIME OBLIGATION MONEY MARKET FUND

The Fund invests in a broad range of high quality short-term U.S. dollar-denominated money market instruments, such as obligations of the U.S. Treasury; agencies and instrumentalities of the U.S. government; domestic and foreign banks; domestic and foreign corporations; supranational entities; and foreign governments. The Fund may also enter into fully collateralized repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized rating organizations or securities that the Advisor determines are of equal quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Advisor's investment selection process seeks to increase the Fund's potential for current income through (i) security selection; (ii) managing the Fund's mix of government, corporate and bank obligations; and (iii) "positioning on the yield curve" -- that is, balancing the desire to earn attractive rates of interest with the need to maintain an appropriate maturity level. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Advisor carefully evaluates and monitors the creditworthiness of each issuer and any person or company providing credit support.

PRINCIPAL RISKS OF INVESTING IN THE PRIME OBLIGATION MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT

AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS I SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS ARE AS FOLLOWS:

1993     2.65%
1994     3.67%
1995     5.40%
1996     4.83%
1997     5.02%
1998     5.02%
1999     4.65%

          BEST QUARTER          WORST QUARTER
              1.35%                 0.64%
            (6/30/95)             (6/30/93)

Call 1-800-932-7782 or visit the Fund's website WWW.PILLARFUNDS.COM for the Fund's most current 7-day yield.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1999.

                                              SINCE

CLASS I SHARES            1 YEAR    5 YEARS  INCEPTION
--------------------------------------------------------------------------------
PRIME OBLIGATION
MONEY MARKET FUND           4.65%     4.98%    4.30%*
--------------------------------------------------------------------------------

* SINCE 4/1/92

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

                                          CLASS I SHARES
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                               .35%
Other Expenses                                .30%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses          .65%
--------------------------------------------------------------------------------
FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR           3 YEARS         5 YEARS      10 YEARS
--------------------------------------------------------------------------------
  $66             $208            $362          $810

                                                          [Pillar Logo Omitted]
                                                                APRIL 30, 2000

MORE INFORMATION ABOUT
FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISOR

The Investment Advisor makes investment decisions for each of the Funds, and continuously reviews, supervises and administers the Funds' respective investment programs. The Board of Trustees of The Pillar Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Summit Bank serves as the Advisor to the Funds. As of December 31, 1999, Summit Bank had approximately $10.8 billion in assets under management. For the year ended December 31, 1999, Summit Bank received advisory fees as a percentage of average daily net assets of:

U.S. TREASURY SECURITIES
     MONEY MARKET FUND                           0.35%
INSTITUTIONAL SELECT
     MONEY MARKET FUND                           0.10%
TAX-EXEMPT
     MONEY MARKET FUND                           0.31%
PRIME OBLIGATION
     MONEY MARKET FUND                           0.35%

PORTFOLIO MANAGER

Judith Tomo serves as a Vice President of the Advisor. She has managed the Prime Obligation Money Market Fund and the U.S. Treasury Securities Money Market Fund since June, 1996, and the Institutional Select Money Market Fund since its inception. Ms. Tomo also advises the U.S. Treasury Securities Plus Money Market Fund. Prior to joining the Advisor in 1995, Ms. Tomo managed money market instruments for a large regional bank for a number of years.

Charlene P. Palmer serves as a Vice President of the Advisor. She has managed the Tax-Exempt Money Market Fund since June, 1996. She joined the Advisor in 1981 and has managed investments for the Advisor for the past 18 years, with an emphasis on tax-exempt bonds.

PURCHASING AND SELLING
FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

HOW TO PURCHASE FUND SHARES

Shares of the Funds are for financial institutions investing for their own or their customers' accounts and cash management account customers of

Summit Bank. Cash management account shareholders should consult their cash management account agreement or call 1-888-8SUMMIT for more information on purchasing. A Fund generally will not accept checks, third-party checks, credit cards, credit card checks or cash.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).

A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order.

Each Fund calculates its NAV once each Business Day at 3:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund generally must receive both your order and federal funds (readily available funds) before 3:00 p.m., Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

Summit Bank may require cash management account customers to maintain minimum banking account levels in order to participate in the cash management account program. The minimum levels are subject to the terms of your cash management account agreement with Summit Bank. In general, however, if your banking account falls below the minimum amount, your shares in a Fund may be redeemed or you may be charged additional fees.

For the Institutional Select Money Market Fund, the minimum initial investment and minimum account sizes are $5,000,000.

HOW TO SELL YOUR FUND SHARES

Cash management account shareholders may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-888-8SUMMIT.

The sale price of each share will be the NAV next determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within one Business Day after the Fund receives your request. Your proceeds will be wired to your bank account.

                                                          [Pillar Logo Omitted]
                                                                 APRIL 30, 2000

AUTOMATIC EXCHANGE OF YOUR SHARES

If your account balance for the Institutional Select Money Market Fund drops below $5,000,000 because of redemptions, your shares may be automatically exchanged for Class I Shares of the Prime Obligation Money Market Fund. But, we will always give you at least 30 days' written notice to give you time to add to your account and avoid the automatic exchange of your shares.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the minimum level required in your cash management account agreement with Summit Bank because of redemptions, your shares in a Fund may be redeemed or you may be charged additional fees.

REDEMPTIONS IN KIND

A Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and distributes its income monthly and makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Cash management account shareholders automatically receive dividends and distributions in cash. Other shareholders will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing at least 30 days prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares is a taxable event.

The Tax-Exempt Money Market Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by this Fund may be taxable.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

                                                          [PILLAR LOGO OMITTED]
                                                                 APRIL 30, 2000

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-932-7782.


                                                                                          RATIO OF NET
                                                                             RATIO OF      INVESTMENT
                                                                             EXPENSES       INCOME TO                  RATIO OF
                                                                            TO AVERAGE       AVERAGE                      NET
        NET ASSET              DISTRIBUTIONS                   NET ASSETS   NET ASSETS     NET ASSETS      RATIO OF    INVESTMENT
          VALUE         NET      FROM NET    NET ASSET           END OF     (EXCLUDING     (EXCLUDING      EXPENSES      INCOME
        BEGINNING   INVESTMENT  INVESTMENT   VALUE END   TOTAL   PERIOD     WAIVERS AND    WAIVERS AND    TO AVERAGE    TO AVERAGE
        OF PERIOD     INCOME      INCOME     OF PERIOD  RETURN    (000)   REIMBURSEMENTS) REIMBURSEMENTS)  NET ASSETS   NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
1999     $1.00       $0.04       $(0.04)       $1.00    4.33%   $838,350       0.64%          4.21%          0.64%           4.21%
1998      1.00        0.05        (0.05)        1.00    4.70     802,990       0.63           4.57           0.63            4.57
1997      1.00        0.04        (0.04)        1.00    4.55     487,196       0.66           4.44           0.65            4.45
1996      1.00        0.04        (0.04)        1.00    4.53     504,729       0.65           4.44           0.65            4.44
1995      1.00        0.05        (0.05)        1.00    5.05     463,531       0.65           4.92           0.65            4.92
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SELECT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
1999     $1.00       $0.05       $(0.05)       $1.00    5.02%   $339,572       0.29%          4.96%          0.29%           4.96%
1998      1.00        0.05        (0.05)        1.00    5.35     130,091       0.32           5.20           0.30            5.22
1997(1)   1.00        0.03        (0.03)        1.00    5.38      61,522       0.35           5.27           0.30            5.32
------------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
1999     $1.00       $0.03       $(0.03)       $1.00    2.70%   $137,733       0.65%          2.66%          0.62%           2.63%
1998      1.00        0.03        (0.03)        1.00    2.98     145,891       0.69           2.88           0.65            2.92
1997      1.00        0.03        (0.03)        1.00    3.10      75,097       0.67           3.03           0.65            3.05
1996      1.00        0.03        (0.03)        1.00    2.94      67,082       0.68           2.87           0.65            2.90
1995      1.00        0.03        (0.03)        1.00    3.42      63,628       0.72           3.30           0.65            3.37
------------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
1999     $1.00       $0.05       $(0.05)       $1.00    4.65%   $758,255       0.65%          4.56%          0.65%           4.56%
1998      1.00        0.05        (0.05)        1.00    5.02     599,844       0.63           4.89           0.63            4.89
1997      1.00        0.05        (0.05)        1.00    5.02     400,689       0.66           4.89           0.65            4.90
1996      1.00        0.05        (0.05)        1.00    4.83     401,423       0.67           4.71           0.65            4.73
1995      1.00        0.05        (0.05)        1.00    5.40     259,667       0.66           5.25           0.65            5.26
------------------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on July 1, 1997. Ratios for this period have been annualized.

                                  [Pillar Logo Omitted]

                                   INVESTMENT ADVISOR
                                       Summit Bank
                                     210 Main Street
                              Hackensack, New Jersey 07601

                                       DISTRIBUTOR
                            SEI Investments Distribution Co.
                                One Freedom Valley Drive
                                Oaks, Pennsylvania 19456

                                      LEGAL COUNSEL
                               Morgan, Lewis & Bockius LLP

                   More information about The Pillar Funds is available
                          without charge through the following:

                         STATEMENT OF ADDITIONAL INFORMATION (SAI)
      The SAI dated April 30, 2000, includes detailed information about The Pillar Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                             ANNUAL AND SEMI-ANNUAL REPORTS
     These reports list each Fund's holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

                 TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
                              OR MORE INFORMATION:
                        BY TELEPHONE: Call 1-800-932-7782

                              BY MAIL: Write to us
                                The Pillar Funds
                                  P.O. Box 8523
                              Boston, MA 02266-8523
                        BY INTERNET: WWW.PILLARFUNDS.COM

    FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Pillar Funds, from the EDGAR
 Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

   The Pillar Funds' Investment Company Act registration number is 811-6509.

THE PILLAR FUNDS, PILLAR, THE STYLIZED "P" LOGO AND YOUR INVESTMENT FOUNDATION ARE REGISTERED SERVICE MARKS OF SUMMIT BANK. PILLARFUNDS.COM IS A SERVICE MARK OF SUMMIT BANK. REACH HIGHER, SUMMIT, SUMMIT BANK, SUMMIT FINANCIAL SERVICES GROUP AND SUMMIT BANCORP ARE REGISTERED SERVICE MARKS OF SUMMIT BANCORP.

PIL-022-04

                              [Pillar Logo Omitted]

                                   PROSPECTUS

                                 APRIL 30, 2000

                              INSTITUTIONAL SELECT
                                MONEY MARKET FUND

                               INVESTMENT ADVISOR
                                   SUMMIT BANK

                     THE SECURITIES AND EXCHANGE COMMISSION
                HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES
               OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                         [PILLAR LOGO OMITTED]
                                                               APRIL 30, 2000

HOW TO READ THIS PROSPECTUS

The Pillar Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the shares of the Institutional Select Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                      Page
Principal Investment Strategies and Risks,
     Performance Information and Expenses                                1
More Information About Risk                                              3
More Information About Fund Investments                                  3
The Investment Advisor                                                   3
Portfolio Manager                                                        4
Purchasing and Selling Fund Shares                                       4
Dividends and Distributions                                              6
Taxes                                                                    7
Financial Highlights                                                     8
How to Obtain More Information About
     The Pillar Funds                                           Back Cover

[BLANK PAGE]

                                                          [PILLAR LOGO OMITTED]
                                                                APRIL 30, 2000

INSTITUTIONAL SELECT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL

Preserve principal value and maintain a high degree of liquidity while providing current income

INVESTMENT FOCUS

Money market instruments

SHARE PRICE VOLATILITY

Very low

PRINCIPAL INVESTMENT STRATEGY

Investing in a broad range of short-term high quality U.S. dollar-denominated debt securities

INVESTOR PROFILE

Conservative investors who want to receive current income through a liquid investment

INVESTMENT STRATEGY OF THE INSTITUTIONAL SELECT MONEY MARKET FUND

The Fund invests in a broad range of high quality short-term U.S. dollar-denominated money market instruments, such as obligations of the U.S. Treasury; agencies and instrumentalities of the U.S. government; domestic and foreign banks; domestic and foreign corporations; supranational entities; and foreign governments. The Fund may also enter into fully collateralized repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized rating organizations or securities that the Advisor determines are of equal quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Advisor's investment selection process seeks to increase the Fund's potential for current income through (i) security selection; (ii) managing the Fund's mix of government, corporate and bank obligations; and (iii) "positioning on the yield curve" -- that is, balancing the desire to earn attractive rates of interest with the need to maintain an appropriate maturity level. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Advisor carefully evaluates and monitors the creditworthiness of each issuer and any person or company providing credit support.

PRINCIPAL RISKS OF INVESTING IN THE INSTITUTIONAL SELECT MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND FROM YEAR TO YEAR.

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:
1998 5.35%
1999 5.02%

           BEST QUARTER          WORST QUARTER

               1.35%                 1.16%

            (12/31/99)             (6/30/99)

Call 1-800-932-7782 or visit the Fund's website WWW.PILLARFUNDS.COM for the Fund's most current 7-day yield.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1999.

                             1 YEAR     SINCE INCEPTION
--------------------------------------------------------------------------------
INSTITUTIONAL SELECT
MONEY MARKET FUND             5.02%         5.24%*
--------------------------------------------------------------------------------
* SINCE 7/1/97

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                  .10%
Other Expenses                                   .19%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses             .29%
--------------------------------------------------------------------------------
FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."
--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR           3 YEARS         5 YEARS      10 YEARS
-------------------------------------------------------------------------------
$30                $93            $163          $368

                                                                 [Pillar Logo]
                                                                APRIL 30, 2000

MORE INFORMATION
ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The investment managers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. THE INSTITUTIONAL SELECT MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISOR

The Investment Advisor makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of The Pillar Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Summit Bank serves as the Advisor to the Fund.

As of December 31, 1999, Summit Bank had approximately $10.8 billion in assets under management. For the year ended December 31, 1999, Summit Bank received advisory fees as a percentage of average daily net assets of:

INSTITUTIONAL SELECT MONEY
MARKET FUND                                  0.10%

PORTFOLIO MANAGER

Judith Tomo serves as a Vice President of the Advisor. She has managed the Institutional Select Money Market Fund since its inception. Ms. Tomo also advises the Prime Obligation Money Market Fund, the U.S. Treasury Securities Money Market Fund and the U.S. Treasury Securities Plus Money Market Fund. Prior to joining the Advisor in 1995, Ms. Tomo managed money market instruments for a large regional bank for a number of years.

PURCHASING AND SELLING
FUND SHARES

This section tells you how to buy and sell (sometimes called "redeem") shares of the Fund.

HOW TO PURCHASE FUND SHARES

Shares of the Fund are for financial institutions investing for their own or their customers' accounts or cash management account customers of Summit Bank. Cash management account shareholders should consult their cash management account agreement or call 1-888-8SUMMIT for more information on purchasing shares.

The Fund cannot accept checks, third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your broker or institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).

The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order.

The Fund calculates its NAV once each Business Day at 3:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive both your order and federal funds (readily available funds) before 3:00 p.m., Eastern time.

                                                       [Pillar Logo Omitted]
                                                              APRIL 30, 2000

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $5,000,000 in the Fund. There is no minimum for subsequent purchases. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

Cash management account shareholders may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-888-8SUMMIT.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services.

The sale price of each share will be the NAV next determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within one Business Day after the Fund receives your request. Your proceeds will be wired to your bank account and may be subject to a wire fee.

AUTOMATIC EXCHANGES OF YOUR SHARES

If your account balance for the Institutional Select Money Market Fund drops below $5,000,000 because of redemptions, your shares may be automatically exchanged for Class I shares of the Prime Obligation Money Market Fund. But, we will always give you at least 30 days' written notice to give you time to add to your account and avoid the automatic exchange of your shares. You will receive a current prospectus of the Class I Shares of the Prime Obligation Money Market Fund in connection with such an exchange. The Fund may modify or terminate the automatic exchange feature of the Fund at any time upon 60 days' notice to shareholders.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the minimum level required in your cash management account agreement with Summit Bank because of redemptions, you may be required to sell your shares or you may be charged additional fees. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

REDEMPTIONS IN KIND

A Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income monthly and makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Cash management account shareholders automatically receive dividends and distributions in cash. Other shareholders will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash.

To elect cash payment, you must notify the Fund in writing at least 30 days prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

                                                           [Pillar Logo Omitted]
                                                                 APRIL 30, 2000

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares is a taxable event.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-932-7782.

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                                                               RATIO OF NET
                                                                                 RATIO OF       INVESTMENT
                                                                                 EXPENSES       INCOME TO                   RATIO OF
                                                                                TO AVERAGE       AVERAGE                      NET
        NET ASSET             DISTRIBUTIONS                      NET ASSETS     NET ASSETS      NET ASSETS     RATIO OF   INVESTMENT
          VALUE        NET      FROM NET     NET ASSET            END OF       (EXCLUDING      (EXCLUDING      EXPENSES     INCOME
        BEGINNING  INVESTMENT  INVESTMENT    VALUE END    TOTAL   PERIOD       WAIVERS AND     WAIVERS AND    TO AVERAGE  TO AVERAGE
        OF PERIOD    INCOME      INCOME      OF PERIOD   RETURN    (000)     REIMBURSEMENTS) REIMBURSEMENTS)  NET ASSETS  NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SELECT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
1999     $1.00      $0.05     $(0.05)        $1.00        5.02%  $339,572         0.29%           4.96%         0.29%         4.96%
1998      1.00       0.05      (0.05)         1.00        5.35    130,091         0.32            5.20          0.30          5.22
1997(1)   1.00       0.03      (0.03)         1.00        5.38     61,522         0.35            5.27          0.30          5.32
-----------------------------------------------------------------------------------------------------------------------------------


(1) COMMENCED OPERATIONS ON JULY 1, 1997. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.

[Blank Page]

                              [Pillar Logo Omitted]

                               INVESTMENT ADVISOR
                                   Summit Bank
                                 210 Main Street
                          Hackensack, New Jersey 07601

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

          More information about The Pillar Funds is available without charge through the following:

                    STATEMENT OF ADDITIONAL INFORMATION (SAI)
      The SAI dated April 30, 2000, includes detailed information about The
      Pillar Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                         ANNUAL AND SEMI-ANNUAL REPORTS
     These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

                 TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
                              OR MORE INFORMATION:
                        BY TELEPHONE: Call 1-800-932-7782
                              BY MAIL: Write to us
                                The Pillar Funds
                                  P.O. Box 8523
                              Boston, MA 02266-8523
                        BY INTERNET: WWW.PILLARFUNDS.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Pillar Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

   The Pillar Funds' Investment Company Act registration number is 811-6509.

THE PILLAR FUNDS, PILLAR, THE STYLIZED "P" LOGO AND YOUR INVESTMENT FOUNDATION ARE REGISTERED SERVICE MARKS OF SUMMIT BANK. PILLARFUNDS.COM IS A SERVICE MARK OF SUMMIT BANK. REACH HIGHER, SUMMIT, SUMMIT BANK, SUMMIT FINANCIAL SERVICES GROUP AND SUMMIT BANCORP ARE REGISTERED SERVICE MARKS OF SUMMIT BANCORP.

PIL-F-028-04

                              [Pillar Logo Omitted]

                                   PROSPECTUS

                                 APRIL 30, 2000

                          U.S. TREASURY SECURITIES PLUS
                                MONEY MARKET FUND

                               INVESTMENT ADVISOR
                                   SUMMIT BANK

                     THE SECURITIES AND EXCHANGE COMMISSION
               HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
     PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                                                          [PILLAR LOGO OMITTED]

                                                                APRIL 30, 2000

ABOUT THIS PROSPECTUS

The Pillar Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the shares of the U.S. Treasury Securities Plus Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                  Page
Principal Investment Strategies and Risks,
     Performance Information and Expenses                            1
More Information About Risk                                          3
More Information About Fund Investments                              3
Investment advisor                                                   3
Portfolio manager                                                    3
purchasing and selling fund shares                                   3
Distribution of Fund Shares                                          5
dividends and distributions                                          6
Taxes                                                                6
Financial highlights                                                 7
How to obtain more information about
     The pillar funds                                       back cover

[Blank Page]

                                                          [Pillar Logo Omitted]
                                                                 APRIL 30, 2000

U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL

Preserve principal value and maintain a
high degree of liquidity while providing current income

INVESTMENT FOCUS

Money market instruments issued by the
U.S. Treasury

SHARE PRICE VOLATILITY

Very low

PRINCIPAL INVESTMENT STRATEGY

Investing in short-term U.S. dollar-
denominated obligations of the
U.S. Treasury and repurchase agreements

INVESTOR PROFILE

Conservative investors who want to receive income through a liquid investment

INVESTMENT STRATEGY OF THE
U.S. TREASURY SECURITIES PLUS
MONEY MARKET FUND

The Fund invests exclusively in short-term U.S. dollar-denominated money market instruments issued by the U.S. Treasury and repurchase agreements that are fully collateralized by U.S. Treasury securities. The Fund will maintain an average dollar weighted maturity of 60 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. The Advisor's investment selection process seeks to increase the Fund's potential for current income through analysis of the available yields among the Fund's permitted investments and "positioning on the yield curve" - that is, balancing the desire to earn attractive rates of interest with the need to maintain an appropriate maturity level. The Advisor actively manages the maturity of the Fund based on current market interest rates and its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS OF INVESTING IN THE
U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS FOLLOWS:

1994 3.60%
1995 5.40%
1996 4.82%
1997 4.89%
1998 4.79%
1999 4.41%

           BEST QUARTER          WORST QUARTER
               1.36%                 0.68%
             (6/30/95)             (3/31/94)

Call 1-800-932-7782 or visit the Fund's website WWW.PILLARFUNDS.COM for the Fund's most current 7-day yield.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

                                               SINCE
                          1 YEAR    5 YEARS   INCEPTION
-------------------------------------------------------------------------------
U.S. TREASURY SECURITIES
PLUS MONEY MARKET FUND     4.41%     4.86%      4.45%*
-------------------------------------------------------------------------------

*  SINCE 5/3/93

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
-------------------------------------------------------------------------------
Management Fees                               .15%
Distribution and Service (12b-1) Fees         .03%
Other Expenses                                .49%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses          .67%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND      .55%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR           3 YEARS         5 YEARS      10 YEARS
-------------------------------------------------------------------------------
  $68             $214            $373          $835

                                                         [Pillar Logo Omitted]
                                                                APRIL 30, 2000

MORE INFORMATION
ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The investment managers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. THE U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

MORE INFORMATION ABOUT  FUND INVESTMENTS

The Fund's investments and strategies are described in more detail in our Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISOR

The Investment Advisor makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of The Pillar Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Summit Bank serves as the Advisor to the Fund. As of December 31, 1999, Summit Bank had approximately $10.8 billion in assets under management. For the year ended December 31, 1999, Summit Bank waived the entire amount of its advisory fees.

PORTFOLIO MANAGER

Judith Tomo serves as a Vice President of the Advisor. She has managed the U.S. Treasury Securities Plus Money Market Fund since June, 1996. Ms. Tomo also advises the Prime Obligation Money Market Fund, U.S. Treasury Securities Money Market Fund and Institutional Select Money Market Fund. Prior to joining the Advisor in 1995, Ms. Tomo managed money market instruments for a large regional bank for a number of years.

PURCHASING AND SELLING
FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund. Shares of the Fund are available only to customers of Summit Bank's Money Desk.

HOW TO PURCHASE FUND SHARES

To purchase shares directly, please call 1-800-243-8550. The Fund cannot accept checks, third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your broker or institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).

The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order.

The Fund calculates its NAV once each Business Day at 3:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive both your order and federal funds (readily available funds) before 3:00 p.m., Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $100,000 in the Fund. There is no minimum for subsequent purchases. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Money Desk directly by telephone at 1-800-243-8550.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

The sale price of each share will be the NAV next determined after the Fund receives your request.

                                                          [Pillar Logo Omitted]
                                                                APRIL 30, 2000

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within one Business Day after the Fund receives your request. Your proceeds will be credited to your account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF
FUND SHARES

The Fund has adopted a distribution plan under Rule 12b-1 that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets, are 0.03% for the Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. The Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income monthly and makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Money Desk by telephone.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

                                                          [PILLAR LOGO OMITTED]
                                                                 APRIL 30, 2000

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-932-7782.

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                            RATIO OF NET
                                                                             INVESTMENT        RATIO OF
                                                                             INCOME TO         EXPENSES                   RATIO OF
                                                                              AVERAGE          TO AVERAGE                   NET
        NET ASSET            DISTRIBUTIONS                     NET ASSETS    NET ASSETS        NET ASSETS     RATIO OF   INVESTMENT
          VALUE       NET      FROM NET     NET ASSET            END OF      (EXCLUDING        (EXCLUDING     EXPENSES     INCOME
        BEGINNING INVESTMENT  INVESTMENT    VALUE END   TOTAL    PERIOD     WAIVERS) AND     WAIVERS) AND    TO AVERAGE  TO AVERAGE
        OF PERIOD   INCOME      INCOME      OF PERIOD  RETURN     (000)    REIMBURSEMENTS)   REIMBURSEMENTS) NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
1999     $1.00      $0.04      $(0.04)       $1.00      4.41%   $59,340         4.20%            0.67%         0.55%        4.32%
1998      1.00       0.05       (0.05)        1.00      4.78     63,222         4.54             0.70          0.55         4.69
1997      1.00       0.05       (0.05)        1.00      4.89     68,658         4.68             0.65          0.55         4.78
1996      1.00       0.05       (0.05)        1.00      4.82     65,173         4.62             0.65          0.55         4.72
1995      1.00       0.05       (0.05)        1.00      5.40     64,697         5.19             0.62          0.55         5.26
------------------------------------------------------------------------------------------------------------------------------------

                      {This page intentionally left blank}

                                  [Blank Page]

                              [Pillar Logo Omitted]

                               INVESTMENT ADVISOR
                                   Summit Bank
                                 210 Main Street
                          Hackensack, New Jersey 07601

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

          More information about The Pillar Funds is available without charge through the following:

                    STATEMENT OF ADDITIONAL INFORMATION (SAI)
   The SAI dated April 30, 2000, includes detailed information about The Pillar
     Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                         ANNUAL AND SEMI-ANNUAL REPORTS
     These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

                 TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
                              OR MORE INFORMATION:
                        BY TELEPHONE: Call 1-800-243-8550
                              BY MAIL: Write to us
                                   Summit Bank
                          214 Main Street, Third Floor
                          Hackensack, New Jersey 07601
                           Attention: Bank Investments

                        BY INTERNET: WWW.PILLARFUNDS.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Pillar Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

  The Pillar Funds' Investment Company Act registration number is 811-6509.

THE PILLAR FUNDS, PILLAR, THE STYLIZED "P" LOGO AND YOUR INVESTMENT FOUNDATION ARE REGISTERED SERVICE MARKS OF SUMMIT BANK. PILLARFUNDS.COM IS A SERVICE MARK OF SUMMIT BANK. REACH HIGHER, SUMMIT, SUMMIT BANK, SUMMIT FINANCIAL SERVICES GROUP AND SUMMIT BANCORP ARE REGISTERED SERVICE MARKS OF SUMMIT BANCORP.

PIL-F-024-04

[GRAPHIC ART OMITTED]

                                   PROSPECTUS

                                 APRIL 30, 2000

                                   RETAIL CASH
                               MANAGEMENT ACCOUNT

                             U.S.TREASURY SECURITIES
                                MONEY MARKET FUND
                                (CLASS A SHARES)

                                   TAX-EXEMPT
                                MONEY MARKET FUND
                                (CLASS A SHARES)

                                PRIME OBLIGATION
                                MONEY MARKET FUND
                                (CLASS S SHARES)

                               INVESTMENT ADVISOR
                                   SUMMIT BANK

             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                          [PILLAR LOGO OMITTED]

ABOUT THIS PROSPECTUS

The Pillar Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Funds that are available through Summit Bank's retail cash management account that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                            Page

U.S. TREASURY SECURITIES MONEY MARKET FUND                     2
TAX-EXEMPT MONEY MARKET FUND                                   4
PRIME OBLIGATION MONEY MARKET FUND                             6
MORE INFORMATION ABOUT FUND INVESTMENTS                        9
THE INVESTMENT ADVISOR AND PORTFOLIO MANAGERS                  9
PURCHASING AND SELLING FUND SHARES                             9
DISTRIBUTION OF FUND SHARES                                   11
DIVIDENDS AND DISTRIBUTIONS                                   12
TAXES                                                         12
FINANCIAL HIGHLIGHTS                                          13
HOW TO OBTAIN MORE INFORMATION ABOUT
     THE PILLAR FUNDS                          Inside Back cover

                                                           [Pillar Logo Omitted]
                                                                 APRIL 30, 2000

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help each Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The investment managers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

U.S. TREASURY SECURITIES MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL

Preserve principal value and maintain a
high degree of liquidity while providing current income

INVESTMENT FOCUS

Money market instruments issued by the
U.S. Treasury

SHARE PRICE VOLATILITY

Very low

PRINCIPAL INVESTMENT STRATEGY

Investing in short-term U.S. dollar-denominated obligations of the U.S. Treasury and repurchase agreements

INVESTOR PROFILE

Conservative investors who want to receive current income through a liquid investment

INVESTMENT STRATEGY OF THE U.S. TREASURY SECURITIES MONEY MARKET FUND

The Fund invests exclusively in short-term U.S. dollar-denominated money market instruments issued by the U.S. Treasury and repurchase agreements that are fully collateralized by U.S. Treasury securities. The Fund will maintain an average dollar weighted maturity of 60 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. The Advisor's investment selection process seeks to increase the Fund's potential for current income through analysis of the available yields among the Fund's permitted investments and "positioning on the yield curve" -- that is, balancing the desire to earn attractive rates of interest with the need to maintain an appropriate maturity level. The Advisor actively manages the maturity of the Fund based on current market interest rates and its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

PRINCIPAL RISKS OF INVESTING IN THE U.S. TREASURY SECURITIES MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

                                                          [Pillar Logo Omitted]
                                                                 APRIL 30, 2000

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS FOLLOWS:

1993 2.21%
1994 3.17%
1995 4.80%
1996 4.27%
1997 4.28%
1998 4.43%
1999 4.07%

           BEST QUARTER          WORST QUARTER
               1.23%                 0.53%
             (6/30/95)             (6/30/93)

Call 1-800-932-7782 or visit the Fund's website WWW.PILLARFUNDS.COM for the Fund's most current 7-day yield.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

CLASS A SHARES      1 YEAR    5 YEARS    SINCE INCEPTION
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES
MONEY MARKET
FUND                4.07%     4.37%           3.75%*
-------------------------------------------------------------------------------
* SINCE 4/1/92

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

                                        CLASS A SHARES

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Management Fees                               .35%
Distribution and Service (12b-1) Fees         .25%
Other Expenses                                .29%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses          .89%
--------------------------------------------------------------------------------
FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

--------------------------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR           3 YEARS         5 YEARS      10 YEARS
--------------------------------------------------------------------------------
$91               $284            $493         $1,096

TAX-EXEMPT MONEY MARKET FUND

FUND SUMMARY
INVESTMENT GOAL
Preserve principal value and maintain a high degree of liquidity while providing current income that is exempt from federal income tax

INVESTMENT FOCUS
Tax-free money market instruments

SHARE PRICE VOLATILITY
Very low

PRINCIPAL INVESTMENT STRATEGY
Investing substantially all of its assets in a well diversified portfolio of short-term municipal securities which pay interest that is exempt from federal income taxes

INVESTOR PROFILE
Conservative taxable investors who want to receive current income exempt from federal taxes through a liquid investment

INVESTMENT STRATEGY OF THE TAX-EXEMPT MONEY MARKET FUND

The Fund invests substantially all of its assets in a broad range of high quality short-term municipal money market instruments that pay interest that is exempt from federal income taxes. The issuers of these securities may be state and local governments and agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund's portfolio will be well diversified among these issuers, and will be comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized rating organizations, or have been determined by the Advisor to be of equal quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Advisor's investment selection process seeks to increase the Fund's potential for current income through a strategy that takes advantage of pricing inefficiencies that often occur in the market for municipal securities. The Advisor actively manages the maturity of the Fund based on current market interest rates and its outlook on the various economic factors which influence the market for short-term municipal instruments and future interest rate predictions. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through ongoing monitoring of the credit quality of each issuer and any person or company providing credit support.

PRINCIPAL RISKS OF INVESTING IN THE TAX- EXEMPT MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

                                                           [Pillar Logo Omitted]
                                                                 APRIL 30, 2000

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS FOLLOWS:

1993 1.74%
1994 2.02%
1995 3.17%
1996 2.70%
1997 2.84%
1998 2.72%
1999 2.45%

           BEST QUARTER          WORST QUARTER
               0.85%                 0.38%
             (6/30/95)             (3/31/94)

Call 1-800-932-7782 or visit the Fund's website WWW.PILLARFUNDS.COM for the Fund's most current 7-day yield.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

CLASS A SHARES      1 YEAR    5 YEARS    SINCE INCEPTION
-------------------------------------------------------------------------------
TAX-EXEMPT MONEY
MONEY MARKET
FUND                 2.45%     2.78%          2.49%*
------------------------------------------------------------------------------
* SINCE 4/6/92

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

                                        CLASS A SHARES
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
-------------------------------------------------------------------------------
Management Fees                               .35%
Distribution and Service (12b-1) Fees         .25%
Other Expenses                                .30%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses          .90%
-------------------------------------------------------------------------------
*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

TAX-EXEMPT MONEY FUND -- CLASS A SHARES         .86%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

-------------------------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR      3 YEARS       5 YEARS     10 YEARS
-------------------------------------------------------------------------------
$92          $287          $498         $1,108
                                                                              5

PRIME OBLIGATION MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL

Preserve principal value and maintain a high degree of liquidity while providing current income

INVESTMENT FOCUS

Money market instruments

SHARE PRICE VOLATILITY

Very low

PRINCIPAL INVESTMENT STRATEGY

Investing in a broad range of short-term high quality U.S. dollar-denominated debt securities

INVESTOR PROFILE

Conservative investors who want to receive current income through a liquid investment

INVESTMENT STRATEGY OF THE TAX-EXEMPT MONEY MARKET FUND

The Fund invests in a broad range of high quality short-term U.S. dollar-denominated money market instruments, such as obligations of the U.S. Treasury; agencies and instrumentalities of the U.S. government; domestic and foreign banks; domestic and foreign corporations; supranational entities; and foreign governments. The Fund may also enter into fully collateralized repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized rating organizations or securities that the Advisor determines are of equal quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Advisor's investment selection process seeks to increase the Fund's potential for current income through (i) security selection; (ii) managing the Fund's mix of government, corporate and bank obligations; and (iii) "positioning on the yield curve" -- that is, balancing the desire to earn attractive rates of interest with the need to maintain an appropriate maturity level. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Advisor carefully evaluates and monitors the creditworthiness of each issuer and any person or company providing credit support.

                                                           [Pillar Logo Omitted]
                                                                 APRIL 30, 2000

PRINCIPAL RISKS OF INVESTING IN THE
PRIME OBLIGATION MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS S SHARES FROM YEAR TO YEAR.

[BAR CHART OMITTED]

PLOT POINTS FOLLOWS:

1998 4.66%
1999 4.28%

           BEST QUARTER          WORST QUARTER
               1.17%                 0.99%
             (9/30/98)             (6/30/99)

Call 1-800-932-7782 or visit the Fund's website WWW.PILLARFUNDS.COM for the Fund's most current 7-day yield.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

CLASS S SHARES                1 YEAR     SINCE INCEPTION
--------------------------------------------------------------------------------
PRIME OBLIGATION
MONEY MARKET FUND               4.28%        4.51%*
--------------------------------------------------------------------------------

* SINCE 8/18/97

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

                                        CLASS S SHARES
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)*
-------------------------------------------------------------------------------
Management Fees                               .35%
Distribution and Service (12b-1) Fees         .60%
Other Expenses                                .30%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses         1.25%
-------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR WAIVED A PORTION OF ITS FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

PRIME OBLIGATION MONEY MARKET FUND --
CLASS S SHARES                              1.00%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR           3 YEARS         5 YEARS      10 YEARS
------------------------------------------------------------------------------
$127                $397          $686         $1,511

                                                          [Pillar Logo Omitted]
                                                                 APRIL 30, 2000

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISOR

The Investment Advisor makes investment decisions for each of the Funds, and continuously reviews, supervises and administers the Funds' respective investment programs. The Board of Trustees of The Pillar Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Summit Bank serves as the Advisor to the Funds. As of December 31, 1999, Summit Bank had approximately $10.8 billion in assets under management. For the year ended December 31, 1999, Summit Bank received advisory fees as a percentage of average daily net assets of:

U.S. TREASURY SECURITIES
    MONEY MARKET FUND                            0.35%
TAX-EXEMPT MONEY MARKET FUND                     0.31%
PRIME OBLIGATION
    MONEY MARKET FUND                            0.35%

PORTFOLIO MANAGERS

Judith Tomo serves as a Vice President of the Advisor. She has managed the Prime Obligation Money Market Fund and the U.S. Treasury Securities Money Market Fund since June, 1996. Ms. Tomo also advises the U.S. Treasury Securities Plus Money Market Fund and the Institutional Select Money Market Fund. Prior to joining the Advisor in 1995, Ms. Tomo managed money market instruments for a large regional bank for a number of years.

Charlene P. Palmer serves as a Vice President of the Advisor. She has managed the Tax-Exempt Money Market Fund since June, 1996. She joined the Advisor in 1981 and has managed investments for the Advisor for the past 18 years, with an emphasis on tax-exempt bonds.

PURCHASING AND SELLING
FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.

HOW TO PURCHASE FUND SHARES

Shares of the Funds are for cash management account customers of Summit Bank. Cash management account shareholders should consult their cash management account agreement or call 1-888-8SUMMIT for more information on purchasing shares. A Fund generally will not accept checks, third-party checks, credit cards, credit card checks or cash.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).

A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order.

Each Fund calculates its NAV once each Business Day at 3:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund generally must receive both your order and federal funds (readily available funds) before 3:00 p.m., Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

Summit Bank may require cash management account customers to maintain minimum banking account levels in order to participate in the cash management account program. The minimum levels are subject to the terms of your cash management account agreement with Summit Bank. In general, however, if your banking account falls below the minimum amount, your shares in a Fund may be redeemed or you may be charged additional fees.

HOW TO SELL YOUR FUND SHARES

Cash management account shareholders may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-888-8SUMMIT.

The sale price of each share will be the NAV next determined after a Fund receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within one Business Day after it receives your request. Your proceeds will be wired to your bank account.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the minimum level required in your cash management account agreement with Summit Bank because of redemptions, your shares in a Fund may be redeemed or you may be charged additional fees.

REDEMPTIONS IN KIND

A Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value

                                                         [Pillar Logo Omitted]
                                                                APRIL 30, 2000

equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan under Rule 12b-1 that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets, are as follows:

CLASS A SHARES

U.S. Treasury Securities
     Money Market Fund                            0.25%
Tax-Exempt Money Market Fund                      0.25%

CLASS S SHARES
Prime Obligation Money Market Fund                0.60%

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. The Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

SHAREHOLDER PROMOTIONAL PROGRAMS

The Distributor may from time to time provide incentives in the form of cash or additional Fund shares to Pillar Fund shareholders that invest in the Funds through Summit Bank cash management accounts. The Distributor or Summit Bancorp may terminate any promotional program at any time without prior notice. The Distributor will not be reimbursed by the Trust for any payment made pursuant to promotional offers.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and distributes its income monthly and makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Cash management account shareholders automatically receive dividends and distributions in cash. Other shareholders will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing at least 15 days prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares is a taxable event.

The Tax-Exempt Money Market Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by this Fund may be taxable.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

                                                         [PILLAR LOGO OMITTED]
                                                               APRIL 30, 2000

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-932-7782.

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

                                                                            RATIO OF NET
                                                                              INVESTMENT   RATIO OF                    RATIO OF
                                                                              INCOME TO   EXPENSES                        NET
        NET ASSET               DISTRIBUTIONS                    NET ASSETS  AVERAGE NET TO AVERAGE      RATIO OF      INVESTMENT
          VALUE         NET       FROM NET     NET ASSET           END OF      ASSETS    NET ASSETS      EXPENSES       INCOME
        BEGINNING   INVESTMENT   INVESTMENT    VALUE END   TOTAL   PERIOD    (EXCLUDING  (EXCLUDING     TO AVERAGE     TO AVERAGE
        OF PERIOD     INCOME       INCOME      OF PERIOD  RETURN    (000)     WAIVERS)     WAIVERS)     NET ASSETS     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
1999     $1.00        $0.04       $(0.04)      $1.00      4.07%   $118,486      3.99%       0.89%         0.89%          3.99%
1998      1.00         0.04        (0.04)       1.00      4.43      68,327      4.28        0.88          0.88           4.28
1997      1.00         0.04        (0.04)       1.00      4.28      12,492      4.22        0.90          0.90           4.22
1996      1.00         0.04        (0.04)       1.00      4.27       3,503      4.19        0.90          0.90           4.19
1995      1.00         0.05        (0.05)       1.00      4.80       3,532      4.66        0.90          0.90           4.66
-----------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
1999     $1.00        $0.02       $(0.02)      $1.00      2.45%    $25,511      2.40%       0.90%         0.86%          2.44%
1998      1.00         0.03        (0.03)       1.00      2.72      16,346      2.65        0.94          0.90           2.69
1997      1.00         0.03        (0.03)       1.00      2.84       8,509      2.80        0.92          0.90           2.82
1996      1.00         0.03        (0.03)       1.00      2.70       3,852      2.62        0.93          0.90           2.65
1995      1.00         0.03        (0.03)       1.00      3.17       5,238      3.08        0.96          0.90           3.14
-----------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS S
1999     $1.00        $0.04       $(0.05)      $1.00      4.28%   $186,767      4.00%       1.25%         1.00%          4.25%
1998      1.00         0.05        (0.05)       1.00      4.66      99,978      4.27        1.23          0.98           4.52
1997(1)   1.00         0.02        (0.02)       1.00      4.69*     30,520      4.65        1.02          1.00           4.67
-----------------------------------------------------------------------------------------------------------------------------------

*ANNUALIZED

(1) COMMENCED OPERATIONS ON AUGUST 18, 1997. ALL RATIOS INCLUDING TOTAL RETURN FOR THIS PERIOD HAVE BEEN ANNUALIZED.

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

                      {This page intentionally left blank}

                      {This page intentionally left blank}

                              [Pillar Logo Omitted]

                               INVESTMENT ADVISOR
                                   Summit Bank
                                 210 Main Street
                          Hackensack, New Jersey 07601

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP


          More information about The Pillar Funds is available without charge through the following:

                    STATEMENT OF ADDITIONAL INFORMATION (SAI)
   The SAI dated April 30, 2000, includes detailed information about The Pillar
     Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                         ANNUAL AND SEMI-ANNUAL REPORTS
               These reports list each Fund's holdings and contain
                   information from the Funds' managers about
               strategies, and recent market conditions and trends
                      and their impact on Fund Performance.
             The reports also contain detailed financial information
                                about the Funds.

      TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
                        BY TELEPHONE: Call 1-800-932-7782
                              BY MAIL: Write to us
                                The Pillar Funds
                                  P.O. Box 8523
                              Boston, MA 02266-8523
                        BY INTERNET: WWW.PILLARFUNDS.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Pillar Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: "PUBLICINFO@SEC.GOV.
The
     Pillar Funds' Investment Company Act registration number is 811-6509.

THE PILLAR FUNDS, PILLAR, THE STYLIZED "P" LOGO AND YOUR INVESTMENT FOUNDATION ARE REGISTERED SERVICE MARKS OF SUMMIT BANK. PILLARFUNDS.COM IS A SERVICE MARK OF SUMMIT BANK. REACH HIGHER, SUMMIT, SUMMIT FINANCIAL SERVICES GROUP AND SUMMIT BANCORP ARE REGISTERED SERVICE MARKS OF SUMMIT BANCORP.

Advisor:

   [Summit Logo Omitted]
                                                                  PROSPECTUS

                                                    Class A Shares and
                                                    Class S Shares

                                                    U.S. Treasury Securities
                                                    Money Market Fund
                                                    (Class A Shares)

                                                    Prime Obligation
                                                    Money Market Fund
                                                    (Class S Shares)

                                                    Tax-Exempt Money
                                                    Market Fund
                                                    (Class A Shares)

April 30, 2000

               Distributor:

     SEI Investments Distribution Co.
         Oaks, Pennsylvania 19456
              1-800-932-7782
                                                      [Pillar Logo Omitted]

 - NOT PART OF THE PROSPECTUS -

PIL-F-030-03

1-WA/1364322.2

                                THE PILLAR FUNDS

                               INVESTMENT ADVISOR:
                   SUMMIT BANK INVESTMENT MANAGEMENT DIVISION,

                            A DIVISION OF SUMMIT BANK


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of The Pillar Funds (the "Trust") and should be read in conjunction with the Trust's Prospectuses for the following: U.S. Treasury Securities Plus Money Market, U.S. Treasury Securities Money Market, Tax-Exempt Money Market, Institutional Select Money Market, Prime Obligation Money Market, Intermediate-Term Government Securities, Fixed Income, Pennsylvania Municipal Securities, New Jersey Municipal Securities, High Yield Bond, Balanced, Equity Income, Equity Index, Equity Value, Equity Growth, Mid Cap, and International Equity Funds dated April 30, 2000, as may be amended or supplemented from time to time. Capitalized terms used in this Statement of Additional Information have the same meaning as defined in the prospectus. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., Oaks, PA 19456, or by calling 1-800-932-7782.


                                TABLE OF CONTENTS


The Trust....................................................................S-3
Additional Information About the Funds and their
   Investment Objectives and Policies .......................................S-4
The Euro....................................................................S-18
Description of Permitted Investments........................................S-19
Investment Limitations......................................................S-42
         The Trust..........................................................S-42
         SIMT Fund High Yield Bond Portfolio................................S-47
         SIF Fund S&P 500 Index Portfolio...................................S-49

Management of the Trust.....................................................S-51
         Trustees and Officers of the Trust.................................S-51
         Trustees and Officers of SIMT and SIF..............................S-54
         The Advisor........................................................S-56
         The Sub-Advisor....................................................S-58
         SIMT Fund..........................................................S-60
         SIF Fund...........................................................S-62
         The Administrator..................................................S-63
         The Transfer Agent and Shareholder Servicing Agent.................S-64
         The Portfolios'Administrator and Transfer Agent....................S-64
         Custodians.........................................................S-65
         Code of Ethics.....................................................S-66

Fund Transactions...........................................................S-66
         Trading Practices and Brokerage....................................S-66
         The Trust..........................................................S-66
         SIMT...............................................................S-71
         SIF................................................................S-72

The Distributor and Distribution Plans of the Trust.........................S-74
Portfolio Distribution......................................................S-74

         SIMT...............................................................S-79
         SIF................................................................S-80

Performance.................................................................S-80
         Computation of Yield...............................................S-80
         Calculation of Total Return........................................S-82

Purchase and Redemption of Shares...........................................S-87
Shareholder Services........................................................S-87
Determination of Net Asset Value............................................S-88

         The Trust..........................................................S-88
         SIMT and SIF.......................................................S-89

General Information and History.............................................S-90
         Description of Shares..............................................S-91
         Shareholder Liability..............................................S-98
         Limitation of Trustees'Liability...................................S-98

Taxes.......................................................................S-99
         Federal Taxes......................................................S-99
         State Taxes.......................................................S-102
         Legal Matters.....................................................S-103

Experts....................................................................S-103
Financial Statements.......................................................S-103

1-WA/1364322.2

Appendix.....................................................................A-1
         Description of Ratings..............................................A-1

April 30, 2000
PIL-F-027-05


The Pillar Funds, Pillar, the stylized "P" logo and Your Investment Foundation are registered service marks of Summit Bank. pillarfunds.com is a service mark of Summit Bank. Reach Higher, Summit, Summit Bank, Summit Financial Services Group and Summit Bancorp are registered service marks of Summit Bancorp.


Neither the Equity Index Fund nor the SEI Index Funds ("SIF") S&P 500 Index Portfolio is sponsored, endorsed, sold or promoted by Standard & Poor's Ratings Group ("S&P"). S&P makes no representation or warranty, implied or expressed, to the purchasers of the Fund, Portfolio or any member of the public regarding the advisability of investing in index funds or the Fund or Portfolio or the ability of the S&P 500 Index to track general stock market performance. S&P has no obligation to take the needs of the owners of the Fund or Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, pricing at, or quantities of the Fund or Portfolio to be issued or in the determination or calculation of the equation by which the Fund or Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund or Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, PORTFOLIO, OWNERS OF THE FUND, OWNERS OF THE PORTFOLIO, OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESSED OR IMPLIED WARRANTIES, AND HEREBY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN.

                                    THE TRUST

The Trust is an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated September 9, 1991. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of each series. This Statement of Additional Information relates to the shares of the Trust's:


--------------------------------------------------------------------------------
                                  FUND                CLASS(ES)
--------------------------------------------------------------------------------
U.S. Treasury Securities Plus Money Market Fund    Not Applicable
--------------------------------------------------------------------------------
U.S. Treasury Securities Money Market Fund               I/A
--------------------------------------------------------------------------------
Institutional Select Money Market Fund             Not Applicable
--------------------------------------------------------------------------------
Prime Obligation Money Market Fund                     I/A/B/S
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                             I/A
--------------------------------------------------------------------------------
Intermediate-Term Government Securities Fund             I/A
--------------------------------------------------------------------------------
Pennsylvania Municipal Securities Fund                   I/A
--------------------------------------------------------------------------------
New Jersey Municipal Securities Fund                     I/A
--------------------------------------------------------------------------------
Fixed Income Fund                                       I/A/B
--------------------------------------------------------------------------------
High Yield Bond Fund                                    I/A/B
--------------------------------------------------------------------------------
Balanced Fund                                           I/A/B
--------------------------------------------------------------------------------
Equity Income Fund                                      I/A/B
--------------------------------------------------------------------------------
Equity Index Fund                                       I/A/B
--------------------------------------------------------------------------------
Equity Value Fund                                       I/A/B
--------------------------------------------------------------------------------
Equity Growth Fund                                      I/A/B
--------------------------------------------------------------------------------
Mid Cap Fund                                              I
--------------------------------------------------------------------------------
International Equity Fund                               I/A/B
--------------------------------------------------------------------------------


Shareholders may purchase shares of the Funds through the different classes as indicated above. The different classes provide for variations in distribution and transfer agent costs, voting rights and dividends. In addition, a sales load is imposed on the sale and/or redemption of Class A and Class B Shares of certain Funds. See "Description of Shares."

Under the "master-feeder"structure, the High Yield Bond Fund will invest up to 100% of its assets in the SEI Institutional Managed Trust High Yield Bond Fund (the "SIMT Fund"). The Equity Index Fund will invest up to 100% of its assets in the SEI Index Funds S&P 500 Index Portfolio (the "SIF Fund").

The investment policies of the High Yield Bond Fund and the Equity Index Fund will be substantially similar to those of the SIMT Fund and the SIF Fund, respectively, should the Funds withdraw from the master-feeder structure and the Advisor manage their assets directly.

Unless otherwise indicated, policies with respect to "a Fund," "all Funds" or "Fixed Income Funds" includes the SIMT Fund, and policies with respect to "a Fund," "all Funds" or "Equity Funds" includes the SIF Fund. Unless otherwise indicated, the term "Advisor", as used in this Statement of Additional Information, includes the Advisor, the Sub-Advisor and any Advisor, Sub-Advisor or Money Manager of either the SIMT Fund or the SIF Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

THE MONEY MARKET FUNDS


U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND
U.S. TREASURY SECURITIES MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
INSTITUTIONAL SELECT MONEY MARKET FUND
PRIME OBLIGATION MONEY MARKET FUND


The investment objective of each Money Market Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. In addition, the Tax-Exempt Money Market Fund seeks to provide current income that is exempt from federal income tax.

Each money market fund intends to comply with regulations of the Securities and Exchange Commission ("SEC") applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on investments by a Money Market Fund. Under these regulations, each Money Market Fund will invest only in U.S. dollar-denominated securities, will maintain an average portfolio maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and have a maturity of 397 days or less. In addition, under these regulations, each Money Market Fund may only acquire obligations that present minimal credit risks and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). Investments in second tier securities (second tier conduit securities for the Tax-Exempt Money Market Fund) are subject to the further constraint that (i) no more than 5% of a Fund's assets may be invested in such securities in the aggregate, and (ii) any investments in such securities of one issuer is limited to the greater of 1% of a Fund's total assets or $1 million. A taxable money market fund may hold more than 5% of its assets in the first tier securities of a single issuer for three business days. A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. The Advisor will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. The securities that money market funds may acquire may be supported by credit enhancements, such as demand features or guarantees. SEC regulations limit the percentage of securities that a money market fund may hold for which a single issuer provides credit enhancements.

U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND
U.S. TREASURY SECURITIES MONEY MARKET FUND
Each Fund  invests in (i) bills,  notes and bonds  issued by the U.S.  Treasury;
(ii) separately traded interest and principal component parts of such obligations that are transferable through the federal book entry system (together, "U.S. Treasury Obligations"); and (iii) repurchase agreements involving U.S. Treasury Obligations. Each Fund may also engage in securities lending.



TAX-EXEMPT MONEY MARKET FUND
The Fund will invest at least 80% of its total assets in obligations issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest of which, in the opinion of bond counsel for the issuer, is exempt from federal income tax (collectively, "Municipal Securities"). The Fund will primarily purchase municipal bonds, notes and tax-exempt commercial paper rated in one of the two highest short-term rating categories by a nationally recognized statistical rating organization (an "NRSRO") in accordance with SEC regulations at the time of investment or, if not rated, as determined by the Advisor to be of comparable quality. Because the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund may purchase municipal obligations with demand features including floating or variable rate obligations. In addition, the Fund may invest in commitments to purchase securities on a "when-issued" basis, and reserves the right to purchase securities subject to a standby commitment. The Advisor has discretion to invest up to a total of 20% of the Fund's assets in taxable money market instruments (including repurchase agreements) and securities subject to the federal alternative minimum tax. However, the Fund generally intends to be fully invested in securities exempt from federal income tax. The Fund may also engage in securities lending.


INSTITUTIONAL SELECT MONEY MARKET FUND
PRIME OBLIGATION MONEY MARKET FUND
Each Fund will invest in "eligible securities" consisting of (i) commercial paper and short-term corporate obligations of U.S. issuers that satisfy the Fund's quality criteria; (ii) obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks, U.S. savings and loan institutions and U.S. and London branches of foreign banks, provided such institutions have total assets of $500 million or more shown on their last published financial statements at the time of investment and are insured by the FDIC (each Fund may not invest more than 25% of its total assets in obligations issued by foreign branches of U.S. banks and London branches of foreign banks);
(iii) U.S. Treasury Obligations; (iv) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government ("U.S. Government Agencies"); and (v) repurchase agreements involving any such obligations. In addition, each Fund may also engage in securities lending.


THE FIXED INCOME FUNDS

INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

The Fund expects to be fully invested in U.S. Treasury Obligations and U.S. Government Agencies and in no event will it invest less than 65% of its total assets in these securities.

The Fund will maintain a dollar-weighted average maturity of three to ten years. Under normal circumstances, the Advisor anticipates that the Fund's dollar-weighted average maturity will be approximately three years; however, the Advisor may vary this average maturity substantially in anticipation of a change in the interest rate environment.

FIXED INCOME FUND
The Fund seeks to provide a high level of total return, primarily through current income and capital appreciation, consistent with preservation of capital. The Fund may not invest in certain securities that may earn a higher return but which are more volatile and riskier than the Fund's permitted investments.

At least 65% of the Fund's assets will be invested in (i) U.S. Treasury Obligations; (ii) U.S. Government Agencies; (iii) corporate debt obligations rated in one of the three highest rating categories by an NRSRO or determined by the Advisor to be of comparable quality at the time of investment; (iv) commercial paper rated in the highest short-term rating category by an NRSRO or determined by the Advisor to by of comparable quality at the time of investment;
(v) short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; (vi) securities of the government of Canada and its provincial and local governments; (vii) custodial receipts evidencing separately traded interest and principal component parts of U.S. Treasury Obligations; (viii) obligations subject to federal income tax issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("Taxable Municipal Securities"), which are rated A or higher by an NRSRO or determined by the Advisor to be of comparable quality; and
(ix) repurchase agreements involving such securities. Of this amount, the Fund may, for temporary defensive purposes, invest up to 35% of its assets in commercial paper rated in one of the two highest short-term rating categories by an NRSRO or determined by the Advisor to be of comparable quality at the time of investment. Securities rated A are considered to be investment grade, but could be more vulnerable to adverse developments than obligations with higher ratings.

In addition, the Fund may invest in corporate bonds and debentures and commercial paper issued by foreign issuers.

The remaining 35% of the Fund's assets may be invested in (i) mortgage-backed securities consisting of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top two rating categories by an NRSRO and which are backed solely by Government National Mortgage Association ("GNMA") certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (ii) asset-backed securities secured by company receivables, truck and auto loans, leases and credit card receivables rated in one of the top two rating categories by an NRSRO.

The principal governmental issuers or guarantors of mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the U.S. Government while obligations of FNMA and FHLMC are supported by the respective agency only. The Fund may purchase mortgage-backed securities that are backed or collateralized by fixed, adjustable or floating rate mortgages.

The Fund expects to maintain a dollar-weighted average portfolio maturity that will not exceed fifteen years. The Advisor may vary this maturity substantially in anticipation of a change in the interest rate environment.


PENNSYLVANIA MUNICIPAL SECURITIES FUND
The Fund seeks to provide current income exempt from both federal and Pennsylvania income taxes, consistent with preservation of capital.
At least 80% of the Fund's assets will be invested in Municipal Securities. Under normal circumstances, except when acceptable securities are unavailable as determined by the Advisor, at least 65% of the Fund's assets will be invested in Municipal Securities, the interest of which, in the opinion of bond counsel for the issuer, is exempt from Pennsylvania income tax ("Pennsylvania Municipal Securities"). The Fund may invest up to 10% of its assets in securities the income tax from which is subject to the federal alternative minimum tax. Although permitted to do so, the Fund has no present intention to invest in repurchase agreements or purchase securities subject to the federal alternative minimum tax.

Municipal Securities that the Fund may purchase include (i) municipal bonds which are rated BBB or better by S&P or Baa or better by Moody's Investor Service, Inc. ("Moody's") at the time of investment or, if not rated, determined by the Advisor to be of comparable quality; (ii) municipal notes which are rated at least SP-1 by S&P or MIG-1 or V-MIG-1 by Moody's at the time of investment or, if not rated, determined by the Advisor to be of comparable quality; and
(iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's at the time of investment or, if not rated, determined by the Advisor to be of comparable quality. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics.




The  Fund  may  invest  in  commitments   to  purchase  such   securities  on  a
"when-issued" basis, and reserves the right to engage in "put" transactions. The

Fund may also purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings stated above.

The Fund expects to maintain a dollar-weighted average portfolio maturity of less than fifteen years. The Advisor may vary this maturity substantially in anticipation of a change in the interest rate environment.


The Fund is a non-diversified investment company.

NEW JERSEY MUNICIPAL SECURITIES FUND
The Fund seeks to provide current income exempt from both federal and New Jersey income taxes, consistent with preservation of capital.

The Fund will invest at least 80% of its net assets in Municipal Securities. Under normal circumstances, except when acceptable securities are unavailable as determined by the Advisor, at least 65% of the Fund's assets will be invested in Municipal Securities, the interest of which, in the opinion of bond counsel for the issuer, is exempt from the New Jersey gross income tax ("New Jersey Municipal Securities"). The Fund will primarily purchase (i) municipal bonds rated in one of the three highest rating categories by an NRSRO; (ii) municipal notes rated in one of the two highest rating categories by an NRSRO; (iii) commercial paper rated in one of the two highest short-term rating categories by an NRSRO; (iv) any of the foregoing determined by the Advisor to be of comparable quality at the time of investment; or (v) securities of closed-end investment companies traded on a national securities exchange. Securities rated A are considered to be investment grade but could be more vulnerable to adverse developments than obligations with higher ratings.

The Fund expects to maintain a dollar-weighted average portfolio maturity of less than fifteen years. The Advisor may vary this maturity substantially in anticipation of a change in the interest rate environment.

The Fund reserves the right to engage in "put" transactions, although it has no present intention to do so. In addition, the Advisor has discretion to invest up to a total of 20% of the Fund's assets in taxable money market instruments (including repurchase agreements) and securities subject to the federal alternative minimum tax. However, the Fund generally intends to be as fully invested as possible in securities exempt from federal income tax and not subject to the federal alternative minimum tax.



The Fund is a non-diversified investment company.

HIGH YIELD BOND FUND
The Fund seeks to maximize total return. It currently pursues this objective by investing up to 100% of its assets in the SIMT Fund, which as an identical investment objective.




Under normal market conditions, the SIMT Fund will invest at least 65% of its total assets in fixed income securities that are rated below investment grade, I.E., rated below the top four rating categories by an NRSRO at the time of purchase or, if not rated, determined to be of comparable quality by the money manager or managers chosen by SIMC (the "Money Managers"). Securities rated in the lowest rating categories may have predominantly speculative characteristics or may be in default. The achievement of the SIMT Fund's investment objective may be more dependent on a Money Manager's own credit analysis than would be the case if the SIMT Fund invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased or held by the SIMT Fund.

The SIMT Fund may invest in all types of fixed income securities issued by domestic or foreign issuers, including (i) mortgage-backed securities, (ii) asset-backed securities, (iii) zero coupon, pay-in-kind or deferred payment securities, and (iv) variable and floating rate instruments.

Any assets of the SIMT Fund not invested in the fixed income securities described above may be invested in (i) convertible securities; (ii) preferred stocks; (iii) equity securities; (iv) investment grade fixed income securities;
(v) money market securities; (vi) securities issued on a when-issued or delayed-delivery basis, including TBA mortgage-backed securities; (vii) forward foreign currency contracts; and (vii) Yankee obligations. In addition, the SIMT Fund may purchase or write options, futures and options on futures.

The Money Managers may vary the average maturity of the securities in the SIMT Fund without limit, and there is no restriction on the maturity of any individual security.

GENERAL INVESTMENT POLICIES - FIXED INCOME FUNDS
Both the Fixed Income and Intermediate-Term Government Securities Funds may purchase mortgage-backed securities issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. These Funds may also invest in mortgage-backed securities issued by private issuers rated in one of the two highest rating categories by an NRSRO and backed by mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Each of the Fixed Income Funds may invest in floating or variable rate obligations and may purchase securities on a when-issued basis. In addition, each Fund reserves the right to engage in securities lending but has no present intention to do so.

If, after purchase, the rating of a security held by a Fixed Income Fund drops below the prescribed investment quality, such security shall be sold at a time when, in the judgment of the Advisor, it is not in the Fund's interest to continue to hold such security.

RISK FACTORS - FIXED INCOME FUNDS

The market value of each Fixed Income Fund's fixed income investments will fluctuate in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund's net asset value.

Mortgage-backed securities are subject to prepayment of the underlying mortgages. During periods of declining interest rates, prepayment of mortgages underlying these securities can be expected to accelerate. When the mortgage-backed securities held by a Fixed Income Fund are prepaid, the Fund must reinvest the proceeds in securities, the yield on which reflects prevailing interest rates. Thus, mortgage-backed securities may not be an effective means of locking in long-term interest rates for a Fund. Because of prepayments, it is difficult to predict the actual maturity of mortgage-backed securities, which may increase the difficulty of managing the average weighted maturity of the Funds.

Investments in securities of foreign issuers may subject the Fixed Income Fund to different risks than those attendant to investments in securities of U.S. issuers, such as differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, and political instability. There may also be less publicly available information with regard to foreign issuers than domestic issuers. In addition, foreign markets may be characterized by less liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets.



ADDITIONAL RISK FACTORS FOR PENNSYLVANIA MUNICIPAL SECURITIES

Under normal conditions the Pennsylvania Municipal Securities Fund will be fully invested in obligations that produce interest income exempt from federal income tax and Pennsylvania state income tax. Accordingly, the Fund will have considerable investments in Pennsylvania Municipal Securities. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania Municipal Securities.

An investment in the Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Pennsylvania. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. See "Pennsylvania Municipal Securities and Special Considerations Relating Thereto" in this Statement of Additional Information.

ADDITIONAL RISK FACTORS FOR NEW JERSEY MUNICIPAL SECURITIES

New Jersey Municipal Securities are primarily issued by or on behalf of the State of New Jersey, its political subdivisions, agencies and instrumentalities. The concentration in obligations of New Jersey issuers by the New Jersey Municipal Securities Fund subjects the Fund to special investment risks. In particular, changes in economic conditions and governmental policies of the State of New Jersey and its municipalities could adversely affect the value of the Fund and the securities held by it. For a further description of these risks, see "New Jersey Municipal Securities and Special Considerations Relating Thereto" in this Statement of Additional Information.

THE EQUITY AND BALANCED FUNDS


THE BALANCED FUND

The Fund seeks growth of capital consistent with current income.

The Fund seeks to achieve growth of capital and current income by investing in a balanced portfolio of equity securities, fixed income securities and money market securities. The actual blend will vary according to market and economic conditions. However, under normal market conditions, at least 25% of the Fund's total assets will be invested in fixed income securities. This investment policy may be changed by the Trust's Board of Trustees (the "Trustees") at any time; however, shareholders will be notified of such change in advance.

The Fund may invest in the following equity securities: common stocks, warrants to purchase common stocks, debt securities and preferred stocks convertible into common stocks and ADRs.

The Fund may invest in the following fixed income securities: (i) U.S. Government Securities; (ii) corporate bonds and debentures rated in one of the three highest rating categories by an NRSRO or determined by the Advisor to be of comparable quality at the time of purchase; (iii) mortgage-backed securities consisting of CMOs and REMICs that are rated in one of the top two rating categories by an NRSRO and which are backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (iv) asset-backed securities secured by company receivables, truck and auto loans, leases and credit card receivables which are rated in one of the top two rating categories by an NRSRO. Securities rated A are considered to be investment grade but could be more vulnerable to adverse developments than obligations with higher ratings. The Fund may invest in money market securities.


EQUITY INCOME FUND
The Fund seeks growth of capital consistent with an emphasis on current income.

The Fund will normally be as fully invested as practicable and in no event will it invest less than 65% of its total assets in equity securities consisting of common stocks, warrants to purchase common stocks, debt securities and preferred stocks convertible into common stocks and ADRs.



EQUITY INDEX FUND
The Fund seeks investment results that correspond to the S&P 500. It currently pursues this objective by investing up to 100% of its assets in the SIF Fund, which has an identical investment objective.

The SIF Fund's ability to duplicate the performance of the S&P 500 will depend to some extent on the size and timing of cash flows into and out of the SIF Fund, as well as on the level of the SIF Fund's expenses.

Adjustments made to accommodate cash flows will track the S&P 500 to the maximum extent practicable, and may result in brokerage expenses for the SIF Fund. Over time, the correlation between the performance of the SIF Fund and the S&P 500 is expected to be over 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the SIF Fund, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500.

The SIF Fund will normally invest in all of the stocks which comprise the S&P 500, except when changes are made to the S&P 500 itself. The SIF Fund's policy is to fully invest in common stocks, and it is expected that cash reserves or other non-Index securities would normally be less than 10% of net assets. Accordingly, an investment in shares of the SIF Fund involves risks similar to those of investing in a fund consisting of the common stocks of some or all of the companies included in the S&P 500.

The weightings of stocks in the S&P 500 are based on each stock's relative total market value, I.E., market price per share times the number of shares outstanding. Because of this weighting, approximately 50% of the S&P 500 is currently composed of stocks of the 50 largest companies in the S&P 500, and the S&P 500 currently represents over 65% of the market value of all U.S. common stocks listed on the New York Stock Exchange.

The Advisor makes no attempt to "manage" the SIF Fund in the traditional sense (I.E., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a stock from the SIF Fund. However, an investment may be removed from the SIF Fund if, in the judgement of the Advisor, the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions. Furthermore, administrative adjustments may be made in the SIF Fund from time to time because of mergers, changes in the composition of the S&P 500 and similar reasons. In certain circumstances, the Advisor may exercise discretion in determining whether to exercise warrants and rights issued in respect to portfolio securities or whether to tender portfolio securities pursuant to a tender or exchange offer.

The SIF Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the SIF Fund's assets which are tracking the performance of the S&P 500, provided that the value of these contracts does not exceed 20% of the SIF Fund's total assets. The SIF Fund may only purchase those stock index futures contracts--such as futures contracts on the S&P 500--that are likely to closely duplicate the performance of the S&P 500. The SIF Fund also can sell such futures contracts in order to close out a previously established position. The SIF Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchange with standardized maturity dates.

The SIF Fund may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least A-1 by S&P and/or Prime-1 by Moody's, certificates of deposit or repurchase agreements involving such obligations. Such investments will not be used for defensive purposes.

The equity securities in which the SIF Fund invests are common stocks, preferred stocks, securities convertible into common stock and ADRs.

The SIF Fund may lend up to 20% of its assets to qualified institutions for the purpose of realizing additional income, however the SIF Fund has no present intention to lend its securities. The SIF Fund may invest in illiquid securities. The SIF Fund may enter into forward commitments, or purchase securities on a when-issued or delayed delivery basis.

In order to maintain liquidity during times of unusual market conditions, the Fund may also invest temporarily in cash and cash items.

EQUITY VALUE FUND
The Fund seeks growth of both capital and income.

The Fund will normally be as fully invested as practicable and in no event will it invest less than 65% of its total assets in equity securities consisting of common stocks, warrants to purchase common stocks, debt securities and preferred stocks convertible into common stocks and ADRs. The Advisor will purchase equity securities which, in the Advisor's opinion, are undervalued in the marketplace at the time of purchase.

EQUITY GROWTH FUND
The Fund seeks long-term growth of capital.

The Fund will normally be as fully invested as practicable and in no event will it invest less than 65% of its total assets in equity securities consisting of common stocks, warrants to purchase common stocks, debt securities and preferred stocks that are convertible into common stocks and American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"). The Advisor will invest in companies that it expects will demonstrate greater long-term earnings growth than the average company included in the S&P 500 Composite Index (the "S&P 500 Index"). This method of investing is based upon the premise that growth in a company's earnings will eventually translate into growth in the price of its stock.

To the extent that the Fund is not invested in equity securities, the Fund may invest in the following fixed income securities for cash management purposes:
U.S. Government Securities; corporate bonds and debentures rated in one of the three highest rating categories by an NRSRO or determined by the Advisor to be of comparable quality at the time of purchase, except that as part of its investment strategy, the Fund may invest up to 5% of its total assets in lower rated bonds, commonly referred to as "junk bonds," rated B or higher by an NRSRO or determined to be of comparable quality by the Advisor; mortgage-backed securities consisting of CMOs and REMICs that are rated in one of the top two rating categories by an NRSRO and which are backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and asset-backed securities secured by company receivables, truck and auto loans, leases and credit card receivables that are rated in one of the top two rating categories by an NRSRO. The Fund may also employ certain hedging and risk management techniques, including the purchase and sale of exchange-listed and over-the-counter ("OTC") options, futures and options on futures involving equity and debt securities, aggregates of equity and debt securities and other financial indices. The Fund may write options and invest in futures only on a covered basis.

MID CAP FUND
The Fund seeks growth of both capital and income.

The Fund will normally be as fully invested as practicable in equity securities consisting of common stocks, warrants to purchase common stocks, debt securities and preferred stocks convertible into common stocks and ADRs. The Advisor will purchase equity securities which, in the Advisor's opinion, are undervalued in the marketplace at the time of purchase. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of mid cap issuers (I.E., companies with market capitalizations ranging between $700 million and $7 billion at the time of purchase). The Fund may also invest in equity securities of small cap issuers (I.E, companies with market capitalizations between $100 million and $700 million at the time of purchase).

The Advisor will attempt to maintain a highly diversified portfolio in order to reduce risks associated with investments in smaller capitalization companies which may be subject to greater volatility than investments in companies with larger capitalizations.

INTERNATIONAL EQUITY FUND


The investment objective of the Fund is to seek capital appreciation. The Fund will attempt to achieve its objective by investing a carefully selected and continuously managed diversified portfolio consisting primarily of equity securities (including such equity-related securities as warrants, convertible bonds, debentures or convertible preferred stock) of companies located in European and Pacific basin countries.

Using a bottom-up investment approach, the Sub-Advisor invests in large- and medium-capitalization companies that have a long record of successful operations in their core business. Typically, such companies occupy a leading position in their industry, have consistently generated free cash flow, and achieved earnings growth through increasing market share and unit sales volumes. The Sub-Advisor's goal is to construct a portfolio of the best companies in the developed markets of Europe and the Pacific basin without making any large country bets. With approximately 80-100 names, the Fund also seeks to be well diversified in terms of industry exposure.

From a country allocation standpoint, the Sub-Advisor's main objective is to control portfolio risk by normalizing the distribution of country/regional weights relative to those of the Fund's benchmark. The Sub-Advisor analyzes approximately 35 international equity markets, including those comprised in Morgan Stanley Capital International's EAFE (Europe, Australasia and Far East) and Emerging Markets Free Indexes. The Sub-Advisor establishes a risk-variance matrix by fixing minimum/maximum ranges for each market based on its historical volatility over the last 10 years. Generally, investments in emerging markets will constitute less than 5% of the Fund's assets. The Sub-Advisor also gives consideration to such factors as market liquidity, accessibility to foreign investors, regulatory protection of shareholders, accounting and disclosure standards, transferability of funds and foreign exchange controls, if any.

The Sub-Advisor's stock selection process begins with rigorous research into historical fundamentals, with a focus on companies that have a proven record of at least 7 to 10 years of predictable earnings. The Sub-Advisor screens a universe of approximately 3000 stocks in a market capitalization range from approximately $500 million to approximately $100 billion. The Sub-Advisor's screens are designed to be representative of each market/industry and generally cover a broad cross-section of companies which together account for about 90% of total market capitalization. The Sub-Advisor's data series focus on companies that have achieved consistent growth in cash flow, sales, operating profits, returns on equity and returns on invested capital, and that have little or no debt. The Sub-Advisor defines cash flow as recurrent net profit plus depreciation. Furthermore, the Sub-Advisor analyzes the share price in relation to earnings before interest, taxes, depreciation and amortization, and looks at the underlying trend of cash and retained earnings.

The Sub-Advisor supplements the quantitative screening process by an analysis of qualitative criteria, one of the most important of which is to identify strong, stable and reliable management that maintains a company's market position through consistent unit volume growth and gains in market share.

The screening process eliminates highly leveraged companies, cyclical companies and companies with erratic sales growth, negative cash flow, weak operating profits, volatile retained earnings, and low returns on equity and returns on invested capital. As a result of the screening process, the original universe of 3000 companies is distilled to an "investable universe" of approximately 250-300 stocks of analyzable companies with a proven historical record that the Sub-Advisor deems to be within its circle of competence. For each company in its investable universe, the Sub-Advisor estimates cash flow available to the company's shareholders over the next 10 years, discounting that 10-year cash flow growth by the 10-year government bond yield of the respective country/region to calculate an intrinsic value to its market price. If the company's stock is trading lower than or close to the Sub-Advisor's determination of the company's intrinsic value, the Sub-Advisor considers it a candidate for purchase.

Position size at purchase ranges from 1% to 3% of total portfolio assets. Within this range position size varies in proportion to the market capitalization of the company within a given country's stock market. The Sub-Advisor normally allows positions to reach a maximum of approximately 5% of total assets.

Normally, the Fund will tend to be fully invested. Stock are sold if a country's maximum weight based on the risk-variance matrix has been exceeded. The Sub-Advisor may trim or sell positions if a company's fundamentals have deteriorated, or if it is selling significantly above the Sub-Advisor's estimation of its intrinsic value. Within each country, no conscious sector allocation decision is made. Sector allocation is the result of the stock selection within each country. The holding periods of the Fund's core positions generally exceed two years.

For active currency risk management, the Sub-Advisor employs a systematic currency hedging approach based on a technical-trend-following model.

Portfolio turnover is expected not to exceed an annual rate of 100% under normal circumstances. Such a turnover rate may reflect substantial short-term trading and corresponding brokerage costs which the Fund must pay.

Under normal circumstances the Fund will have at least 65% of its assets invested in European and Pacific Basin equity securities. The Fund intends to diversify investments broadly among countries and normally to have represented in the portfolio business activities of not fewer than three different countries. The securities the Fund purchases may not always be purchased on the principal market. For example, ADRs may be purchased if trading conditions make them more attractive than the underlying security.

The Fund may (i) enter into forward contracts to purchase or sell foreign currencies ("forward currency contracts"); (ii) purchase and write covered call options on foreign currencies ("currency options"); (iii) enter into contracts for the purchase or sale for future delivery of foreign currencies ("currency futures"); or (iv) purchase and write covered call options on currency futures.




GENERAL INVESTMENT POLICIES - BALANCED AND EQUITY FUNDS
For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, each Balanced and Equity Fund may invest up to 100% of its assets in the money market securities and may hold cash for liquidity purposes. To the extent a Balanced or Equity Fund is engage in temporary defensive investing, the Fund will not be pursuing its investment objective.

Each of the Equity Value, Equity Income, Mid Cap and Balanced Funds seeks to invest in equity securities that the Advisor believe are of high quality. In evaluating the quality of such securities, the Advisor places particular emphasis on the management history of the issuer and on ratio analyses which focus on prospective earnings, book value and anticipated growth rates.

Securities purchased by the Balanced and Equity Funds may involve floating or variable interest rates and may be acquired through a forward commitment or on a when-issued basis.

In addition, each Balanced and Equity Fund reserves the right to engage in securities lending. The Balanced and Equity Funds will purchase equity securities, including ADRs, that are traded in the United States on registered exchanges or the over-the-counter market. However, each of these five Funds reserves the right to invest up to 25% of its assets in foreign equity securities denominated in foreign currency and traded on foreign markets, but has no present intention to do so.

RISK FACTORS - BALANCED AND EQUITY FUNDS
The value of the shares of the Balanced and Equity Funds will fluctuate due to the underlying securities in which these Funds invest. The market value of the convertible securities purchased by each Equity and Balanced Fund may also be affected by changes in interest rates, the credit quality of the issuer and any call provisions.

The market value of the Balanced and Equity Growth Funds' fixed income securities will fluctuate in response to interest rate changes and other factors. See "Risk Factors - Fixed Income Funds" for a discussion of the risks associated with fixed income investments.

Each Balanced and Equity Fund's investments in securities of foreign issuers may subject that Fund to risks different than those attendant to investments in securities of U.S. issuers, such as differences in accounting, auditing and financial reporting standards applicable in foreign countries, the possibility of expropriation or confiscatory taxation, political instability and greater fluctuations in value due to changes in currency exchange rates. There may also be less publicly available information with regard to foreign issuers than domestic issuers. In addition, foreign markets may be characterized by less liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets. Moreover, the dividends payable on a Balanced or Equity Fund's foreign securities may be subject to foreign witholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Also, it may be more difficult to obtain a judgment in a court outside the United States. These risks could be greater in emerging markets than in more developed foreign markets because emerging markets may have less stable political environments than more developed countries.

The Equity Growth Fund may invest in junk bonds. The Fund may also invest in options and futures. There are various risks associated with options and futures, including (i) the success of a hedging strategy may depend on an ability to accurately predict movements in security prices, interest rates or currency exchange rates; (ii) there may be little correlation between the changes in a security's value and the price of futures or options; (iii) a related future or option may not be liquid; (iv) an exchange may impose trading restrictions or limitations; (v) government regulations may restrict trading in futures and options; and (vi) the possible lack of full participation in a rise in the market value of the underlying security.

RISK FACTORS - NON-DIVERSIFICATION
The New Jersey Municipal Securities and Pennsylvania Municipal Securities Funds are non-diversified funds under the Investment Company Act of 1940, as amended, (the "1940 Act"), and each therefore may invest a greater portion of its assets in the securities of a smaller number of issuers and may, as a result, be subject to greater risk with respect to its portfolio securities. Each Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), by limiting its investments so that, at the close of each quarter of the taxable year: (a) not more than 25% of the market value of the Fund's total assets is invested in the securities (other than U.S. Government securities) of a single issuer; and (b) at least 50% of the market value of the Fund's total assets is represented by (i) cash and cash items, (ii) U.S. Government securities and (iii) other securities limited in respect to any one issuer to an amount not greater in value than 5% of the market value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

RISK FACTORS -MASTER-FEEDER STRUCTURE
Unlike other mutual funds which directly acquire and manage their own portfolio securities, both the High Yield Bond Fund and the Equity Index Fund (each, a "Feeder Fund") seek to achieve its investment objective by investing up to 100% of its assets in the SIMT Fund and the SIF Fund (each, a "Master Fund"), respectively, each of which is a separate registered investment company with identical investment objectives. The investment objective of a Feeder Fund or a Master Fund may not be changed without shareholder approval. In addition to selling beneficial interests to the Feeder Funds, each Master Fund may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in a Master Fund on the same terms and conditions and will pay a proportionate share of that Master Fund's expenses. However, other investors investing in a Master Fund are not required to buy their shares at the same public offering prices as the corresponding Feeder Fund. Investors in a Feeder Fund should be aware that because of these differences, other investors in the other funds that invest in the corresponding Master Fund may obtain different returns. Such differences in returns are also present in other mutual fund structures.

Certain changes in a Master Fund's investment objective, policies or restrictions may require the corresponding Feeder Fund to redeem its investment. Any such withdrawal could result in a distribution-in-kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The Feeder Fund could incur brokerage fees or other transaction costs in converting such securities into cash. The distribution-in-kind may also result in a less diversified portfolio of investments or adversely affect the liquidity of the Feeder Fund. In addition, the investment of a Feeder Fund may be withdrawn from the corresponding Master Fund at any time if the Trustees of the Trust determine that it is in the best interest of the Feeder Fund to do so.

Upon any such withdrawal, the Trustees of the Trust would consider what action might be taken, including the investment of all of the assets of such Feeder Fund in another pooled investment entity having the same investment objective as the Feeder Fund or retaining an investment advisor to manage the Feeder Fund's assets in accordance with its investment objective and policies. The performance of a Feeder Fund might be adversely affected under such circumstances and such Feeder Fund may not be able to achieve its investment objective.

PORTFOLIO TURNOVER RATE
It is anticipated that the long-term average annual portfolio turnover rate for each Fixed Income, Equity and Balanced Fund will not exceed 100%; however, there may be times that the Advisor will sell securities depending on market conditions and opportunities, and the portfolio turnover rate for each Fund may reach higher levels. Higher portfolio turnover may increase the distribution which a Fund is required to make to shareholders and, therefore, lead to higher tax liability for shareholders with taxable accounts. Higher levels of portfolio turnover will also lead to higher trading costs, which are reflected in each Funds' operating expenses. With respect to the Balanced Fund, portfolio turnover applies only to its investments in equity securities and non-money market, fixed income securities, which are calculated separately.

THE EURO
On January 1, 1999, the European Monetary Union (EMU) implemented a new currency unit, the Euro, to help reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries converting or tying their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal and Spain. Financial transactions and market information, including share quotations and company accounts, in participating countries are denominated in Euros. Approximately 46% of the stock exchange capitalization of the total European market may now be reflected in Euros, and participating governments will now issue their bonds in Euros. Monetary policy for participating countries will now be uniformly managed by a new central bank, the European Central Bank (ECB).

Although it is not possible to predict the impact of the Euro implementation plan on the Funds, particularly the International Equity Fund, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Advisor may need to adapt its investment strategy accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition from current currencies to the Euro may be considered a taxable event. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

DESCRIPTION OF PERMITTED INVESTMENTS
AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as Continental Depositary Receipts, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

ASSET BACKED SECURITIES. Asset-backed securities include company receivables, truck and auto loans, leases, and credit card receivables. These securities, like mortgage-backed securities, represent ownership of a pool of obligations. The payment of principal and interest on non-mortgage asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, these issues typically have a short to intermediate maturity structure depending on the paydown characteristics of the underlying financial assets that are passed through to the security holder. The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, due to the manner in which the issuing organizations may perfect their interests in their respective obligations, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect a security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, the possibility exists that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owned on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset but is generally less than the prepayment risk associated with mortgage-backed securities.

The development of non-mortgage asset-backed securities is at an earlier stage than that of mortgage-backed securities. While the market for asset-backed securities is becoming increasingly liquid, the market for non-mortgage asset-backed securities is not as well developed as that for mortgage-backed securities guaranteed by government agencies or instrumentalities. The Advisor intends to limit purchases of non-mortgage asset-backed securities to securities that are readily marketable at the time of purchase.

BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL  PAPER.  Commercial  paper is the term  used to  designate  unsecured
short-term   promissory   notes  issued  by  corporations  and  other  entities.
Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES. Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

CURRENCY TRANSACTIONS. Currency transactions may be used in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor, believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of market movements between the date the forward contract is entered into and the date its matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the Euro, the Fund holds securities dominated in krone and the Advisor believes that the value of the krone will decline against the U.S. dollar, the Advisor may enter into a contract to sell Euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not by present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

     RISK OF CURRENCY TRANSACTIONS. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

DELAYED DELIVERY SECURITIES. Delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Fund will maintain with the custodian a separate account with liquid assets and/or cash in an amount at least equal to these commitments. The interest rate realized, if any, on these securities is fixed as of the purchase date and no interest accrues to a Fund before settlement. These securities may be subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems such action appropriate.

One form of a delayed-delivery security that a Fund may purchase is a "to be announced" ("TBA") mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

DERIVATIVES. Derivatives are securities that derive their value from other securities, financial instruments or indices. The following are considered derivative securities: options on futures, futures, options (E.G., puts and calls), swap agreements, mortgage-backed securities (E.G., CMOs, REMICs, interest-only class ("IOs") and principal-only class ("POs")), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (E.G., Receipts and STRIPs), and privately issued stripped securities (E.G., TGRs, TRs and CATs). See elsewhere in this "Description of Permitted Investments" for discussions of these various instruments, and see "Investment Limitations" for more information about any investment policies and limitations applicable to their use.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate.

FIXED INCOME SECURITIES. Fixed income securities consist of bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

FOREIGN SECURITIES. Securities of foreign issuers may subject the Funds to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in currency exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commission than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign markets may be characterized by lower liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. Also it may be more difficult to obtain a judgment in a court outside the United States.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Fund may enter into contracts for the purchase or sale of securities, including index contracts. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities called for the by the contract at a specified price during a specified future month. The value of the contract usually will vary in direct proportion to the total face value. When a futures contract on securities is sold, a Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A Fund may sell stock index futures contracts in anticipation of, or during, a market decline to attempt to offset the decrease in market value of its common stocks that might otherwise result; and it may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Market value of a stock index futures position is defined as the closing value of the index multiplied by 500 times the number of contracts held. A Fund may enter into futures contracts and options thereon to the extent that not more than 5% of the Fund's assets are required as futures contract margin deposits and premiums on options and may engage in futures contracts to the extent that obligations relating to such futures contracts represent not more than 20% of the Fund's total assets.

A Fund may also purchase and write options to buy or sell futures contracts. A Fund may write options on futures only on a covered basis. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

A Fund's ability to effectively utilize futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying securities, financial instruments or indices. In addition, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

In considering the proposed use of futures contracts, particular note should be taken that futures contracts relate to the anticipated levels at some point in the future, not to the current level of the underlying instruments; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself. There is, in addition, a risk that movements in the price of futures contracts will not correlate with the movement in prices of the stock index being tracked. There may be several reasons unrelated to the value of the underlying securities which causes this situation to occur. First, all participants in the futures market are subject to initial and variation margin requirements. This amount is maintained in a segregated account at the custodian bank. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities markets and futures markets may occur. Second, because the deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions.

A Fund will enter into such futures and options on futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges. Options and futures can be volatile investments and involve certain risks. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. If the Advisor applies a hedge at an inappropriate time or judges interest rates incorrectly options and futures strategies may lower a Fund's return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

No price is paid upon entering into futures contracts. Instead, a Fund is required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

The SIMT Fund has undertaken to restrict its futures contract trading as follows: First, the SIMT Fund will not engage in transactions in futures contracts for speculative purposes. Second, the SIMT Fund will not market itself to the public as a commodity pool or otherwise as a vehicle for trading in the commodities futures or commodity options markets. Third, the SIMT Fund will disclose to all prospective shareholders the purpose and limitations on its commodity futures trading. Fourth, the SIMT Fund will submit to the Commodity Futures Trading Commission ("CFTC") special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not expected to be required.

The SIF Fund has undertaken to restrict its futures contract trading as follows:
First, the SIF Fund will not engage in transactions in futures contracts for speculative purposes. Second, the SIF Fund will not market itself to the public as a commodity pool or otherwise as a vehicle for trading in the commodities futures or commodity options markets. Third, the SIF Fund will disclose to all prospective shareholders the purpose and limitations on its commodity futures trading. Fourth, the SIF Fund will submit to the Commodity Futures Trading Commission ("CFTC") special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not expected to be required.

ILLIQUID SECURITIES. An illiquid security is a security which cannot be disposed of within seven days in the usual course of business at approximately the price at which it is being carried on a Fund's books, and includes repurchase agreements maturing in more than seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

INVESTMENT COMPANIES. Most Funds may invest up to 10% of their total assets in shares of other open- or closed-ended investment companies. The High Yield Bond Fund and Equity Index Fund invest 100% of their assets in other investment companies under master-feeder arrangements, as discussed in the appropriate prospectus. Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries. In addition, certain investment companies may issue securities that are considered "structured investments;" for more information, see "Structured Investments." Investments in close-ended investment companies may involve the payment of substantial premiums above the net asset value of such issuers' fund securities.

A Fund does not intend to invest in other investment companies unless, in the judgment of the Advisor, the potential benefits of such investment exceed the associated costs relative to the benefits and costs associated with direct investments in the underlying securities. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees.

JUNK BONDS. Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price declines than investment grade securities due to changes in the issuer's creditworthiness and the outlook for economic growth. The market for these securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit a Fund's ability to sell such securities at their market value. In addition, the market for these securities may also be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

The SIMT Fund will primarily invest in lower-rated bonds commonly referred to as "junk bonds" or high-yield/high-risk securities. These securities are rated "Ba" or lower by Moody's or "BB" or lower by S&P, Fitch Investors Services, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff"), IBCA Limited ("IBCA") and Thomson
BankWatch ("Thomson"). These ratings indicate that the obligations are speculative and may be in default. See the Appendix for a description of the foregoing agencies' ratings.

         CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK SECURITIES. The descriptions below are intended to supplement the discussion of risks contained in the appropriate Prospectus.

         GROWTH OF HIGH-YIELD BOND, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

         SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

         PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would likely have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

         LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may adversely affect a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

         LEGISLATION. Federal laws require the divestiture by federally insured savings and loan associations of their investments in lower rated bonds and limit the deductibility of interest by certain corporate issuers of high yield bonds. These laws could adversely affect a Fund's net asset value and investment practices, the secondary market for high-yield securities, the financial condition of issuers of these securities and the value of outstanding high-yield securities.

         TAXES. The Funds may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the Code. Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Funds may have to dispose of other securities and use the proceeds to make distributions to shareholders.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. Government Securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO or determined by the Advisor to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities include those issued or guaranteed by U.S. Government agencies or instrumentalities such as the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC") and privately issued mortgage-backed securities. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae, FHLMC and Federal Home Loan Banks are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages.

Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Since prepayment rates vary widely, it is not possible to predict accurately the average maturity of a particular mortgage-backed security. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and FHLMC. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities value, which is likely to vary inversely with fluctuations in interest rates.

     PRIVATE PASS-THROUGH SECURITIES. These are mortgage-backed securities issued by a non-governmental entity, such as a trust. These securities include CMOs and REMICs that are rated in one of the top two rating categories by an NRSRO. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

     CMOS. The Funds may also invest in mortgage-backed securities issued by non-governmental entities. The mortgage-backed securities the Funds may purchase are CMOs and REMICs that are rated in one of the two top categories by S&P or Moody's and which are backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage "pay-through" bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and "mortgage-backed" bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed by U.S. Government agencies or instrumentalities.

         REMICS. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

     PARALLEL PAY SECURITIES; PAC BONDS: Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

     REITS: REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The value of interests in REITs may be affected by the value of the property owned or the quality of the mortgages held by the trust.

         STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an IO while the other class may receive all of the principal payments and is thus termed the PO. The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities and can experience wide swings in value in response to changes in interest rates and associated mortgage prepayment rates. During times when interest rates are experiencing fluctuations, such securities can be difficult to price on a consistent basis. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

MUNICIPAL SECURITIES.  Municipal securities include:

         MUNICIPAL NOTES consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

         MUNICIPAL BONDS consist of general obligation bonds, revenue or special obligation bonds and private activity bonds, the interest paid on which is excludable from federal income tax. Private activity bonds are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking and low-income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues and is dependent solely on the ability of the facility's operator to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

         The Funds may also purchase variable and floating rate demand notes and synthetic variable rate demand notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund involved can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The Advisor will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a creditworthy financial institution or the payment obligation otherwise will be collateralized by U.S. Government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or a participation interest or demand note with a demand feature exceeding seven days may be deemed to be an illiquid security subject to each Fund's investment limitations restricting its purchases of illiquid securities. The Advisor may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings applicable to each Fund and satisfy other applicable requirements.

NEW JERSEY MUNICIPAL SECURITIES AND SPECIAL CONSIDERATIONS RELATING THERETO. The New Jersey Municipal Securities Fund invests primarily in the obligations of New Jersey State government and various local governments, including counties, cities, special districts, agencies and authorities. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower wherever the economy is strong, growing and diversified; financial operations are sound; and the debt burden is reasonable.


New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,094 persons per square mile, it is the most densely populated of all the states. New Jersey is located at the center of the megalopolis which extends from Boston to Washington, and which includes over one-fifth of the country's population. This central location in the northeastern corridor, the transportation and port facilities and proximity to New York City make the State an attractive location for corporate headquarters and international business offices. A number of Fortune Magazine's top 500 companies maintain headquarters or major facilities in New Jersey.

The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey has the Atlantic seashore on the east and lakes and mountains in the north and northwest, which provide recreation for residents as well as for out-of-state visitors. Since 1976, casino gambling in Atlantic city has been an important State tourist attraction.


Between 1980 and 1990, New Jersey's annual population growth was 0.52 percent and between 1990 and 1998, it accelerated slightly to .59 percent. While this rate of growth is less than that for the United States, it compares favorably with other Middle Atlantic States. New York has shown a 0.14 percent annual rate of increase since 1990 and Pennsylvania's population has increased 0.13 percent per year. Historically, New Jersey's average per capita income has been well above the national average. In 1998 the State ranked second among all the states in per capita personal income at $33,937, compared to a national average of $26,412.

The onset of the national recession (which officially began in July 1990 according to the National Bureau of Economic Research) caused an acceleration of New Jersey's job losses in construction and manufacturing. In addition, the national recession caused an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities, trucking and warehousing. Reflecting the downturn, the rate of unemployment in the State rose from a low of 4.1% for 1989 to 8.5% in 1992, which was greater than the national average of 7.5% for that year. Improvement has been slow but steady. New Jersey's unemployment rate dropped to 4.2% in December 1999 versus the national average of 4.5% at that time.

     In its eighth year of expansion, the State has benefited and will continue to benefit from national growth. The latest national indicators show that gross domestic product grew at 3.8% in 1999, which is a slight decrease from the 4.3% rate of growth in 1998. However, the inflation rate remained low in 1999 at 2.1%.

Business investment expenditures and consumer spending have increased substantially in the nation as well as in the State. Capital and consumer spending may continue to rise due to the sustained character of economic growth and the interest-sensitive homebuilding industry may continue to provide stimulus both nationally and in New Jersey. It is expected that the employment and income growth that has and is taking place will lead to further growth in State consumer outlays.

Looking further ahead, prospects for New Jersey are favorable. While growth is likely to be slower than in the nation, the locational advantages that have served New Jersey well for many years will still be there. Structural changes that have been going on for years can be expected to continue, with job creation concentrated most heavily in the service industries.


The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State tax revenues and certain other fees are pledged to meet the principal and interest payments and if provided, redemption premium payments, if any, required to repay the bonds. General obligation debt must be approved by voter referendum and is used primarily to finance various environmental, transportation, correctional and institutional projects. As of June 30, 1999, the state's outstanding general obligation debt totaled $3.65 billion. The debt service obligation for such outstanding indebtedness was $496 million for fiscal year 1999.

The State operates on a fiscal year beginning July 1 and ending June 30. On January 24, 2000, Governor Whitman signed the New Jersey Legislature's $21 billion budget for fiscal year 2001. As part of the fiscal year 2001 budget, the State enacted additional tax cuts. The State closed recent fiscal years with surpluses in the general fund (the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made) of $569.2 million in 1995, $442 million in 1996, $280.5 million in 1997, $143.9 million in 1998, $626 million in 1999. It is estimated that fiscal year 2000 will end with a surplus of $719 million.


All outstanding general obligation bonds of New Jersey are rated "AA+" by S&P, "Aa1" by Moody's and "AA+" by Fitch. The ratings reflect only the views of the rating agencies.

PENNSYLVANIA MUNICIPAL SECURITIES AND SPECIAL CONSIDERATIONS RELATING THERETO. The Pennsylvania Municipal Securities Fund invests primarily in the obligations of Pennsylvania state government, state agencies and various local governments, including counties, cities, townships, special districts, and authorities. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower wherever the economy is strong, growing and diversified; financial operations are sound; and the debt burden is reasonable.

The Commonwealth of Pennsylvania is one of the most populous states, ranking fifth behind California, New York, Texas and Florida. Pennsylvania is an established yet growing state with a diversified economy, and is the headquarters for many major corporations. Pennsylvania had been historically identified as a heavy industry state. That reputation has changed over the last thirty years as the coal, steel and railroad industries declined and the Commonwealth's business environment readjusted to reflect a more diversified industrial base. This economic readjustment was a direct result of a long-term shift in jobs, investment and workers away from the northeast part of the nation. Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical and health services, education, and financial institutions. Pennsylvania's workforce is estimated at 5.9 million people, ranking as the sixth largest labor pool in the nation. The high level of education embodied in the Commonwealth's work force fosters a wide variety of employment capabilities with the State's basic and higher education statistics comparing favorably with other states in the nation.


The Commonwealth is highly urbanized. Of the Commonwealth's 1990 census population, 79 percent resided in the 15 Metropolitan Statistical Areas ("MSAs") of the Commonwealth. The largest MSAs in the Commonwealth are those which include the cities of Philadelphia and Pittsburgh, which together contain almost 44 percent of the State's total population. The population of Pennsylvania,
11.99 million people in 1999, according to the U.S. Bureau of the Census, represents a slight increase from the 1998 population of 11.89 million. Approximately 16 percent of Pennsylvania's population is comprised of persons 65 and over.

Non-agricultural employment in Pennsylvania over the ten years ending in 1998 increased at an annual rate of 0.75 percent, compared to a 0.29 percent rate for the Middle Atlantic region and 1.72 percent for the U.S. during the period 1989 through 1998. For the five years ending with 1998, employment in the Commonwealth has increased 7.0 percent, which is higher than the 2.7 percent growth in the Middle Atlantic region during this period. Non-manufacturing employment in Pennsylvania has increased in recent years to 82.8 percent of total employment in 1998. Consequently, manufacturing employment constitutes a diminished share of total employment within the Commonwealth.

From 1994 through 1998, Pennsylvania's annual average unemployment rate was below the Middle Atlantic Region's average, but slightly higher than that of the United States. As of December 1999, the most recent month for which data is available, the seasonally adjusted unemployment rate for the Commonwealth was
4.1  percent,  equal  to that  of the  United  States.

Personal income in the Commonwealth  for 1998 is $321.5 billion,  an increase of
4.1 percent over the previous year. During the same period, national personal income increased at a rate of 5.0 percent. Based on the 1998 personal income estimates, per capita income for 1998 is at $26,792 in the Commonwealth compared to per capita income in the United States of $26,412.

The Commonwealth ended the 1999 fiscal year with an unappropriated surplus (prior to the transfer to the Tax Stabilization Reserve Fund) of $702.9 million, an increase of $214.2 million from June 30, 1998. Transfers to the Tax Stabilization Reserve Fund total $255.4 million for fiscal year 1999 consisting of $105.4 million (representing the statutory 15 percent of the fiscal year-end unappropriated surplus) and an additional $150 million authorized by the General Assembly from the unappropriated surplus. The $447.5 million balance of the unappropriated surplus was carried over to fiscal year 2000. The higher unappropriated surplus was generated by tax revenues that were $712.0 million (3.9 percent) above estimate and $61.0 million of non-tax revenue (18.4 percent) above estimate. Revenues from taxes for the fiscal year rose 3.9 percent after tax reductions enacted with the 1999 fiscal year budget that were estimated to be $241.0 million for the fiscal year. Including the supplemental appropriations and net of appropriation lapses, expenditures for fiscal 1999 totaled $18,144.9 million, a 5.9 percent increase over expenditures during fiscal 1998.

By law, the Governor must submit a balanced operating budget and while the General Assembly may change items, the Governor retains a line-item veto power. Total appropriations cannot exceed estimated revenues, also taking into account any deficit or surplus remaining from the previous year. The General Fund budget for the 2000 fiscal year included appropriations from Commonwealth revenues of $19,061.5 million and estimated revenues (net of estimated tax refunds and enacted tax changes) of $18,699.9 million. A partial draw down of the fiscal 1999 year-end balance is intended to fund the $361.6 million difference between estimated revenues and projected spending. The level of proposed spending in the budget as originally enacted represents an increase of 3.8 percent over the spending authorized for fiscal 1999 of $18,367.5 million. Enacted tax changes effective for fiscal 2000 total a net reduction of $380.2 million for the General Fund.

All outstanding general obligation bonds of the Commonwealth are rated AA by Standard and Poor's Corporation, Aa3 by Moody's Investors Service and AA by Fitch IBCA. The ratings reflect only the views of the rating agencies.

OPTIONS. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchase of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to protect against an increase in the cost of securities that the Fund may seek to purchase in the future. A Fund pays a premium for purchasing put and call options. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered put and call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decrease in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on securities or foreign currency written by a Fund will be covered with an equal amount of the underlying security or foreign currency or other liquid assets and/or cash. With respect to put options on securities or foreign currency written by a Fund, the Fund will establish a segregated account with its custodian bank consisting of liquid assets and/or cash in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing liquid assets and/or cash with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND SECURITIES. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accreted interest since the last payment. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities.

RECEIPTS. Interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities; for more information, see "Zero Coupon Securities."

REPURCHASE AGREEMENTS. Repurchase agreements are agreements by which a person (E.G., a portfolio) obtains a security and simultaneously commits to return the security to the seller (a financial institution deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established by the Trustees of the Trust) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, a Fund takes actual or constructive possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the United States Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section 4(2) commercial paper is issued in reliance on an exemption from registration under
Section 4(2) of the 1933 Act, and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper. Rule 144A securities are securities re-sold in reliance on an exemption from registration provided by Rule 144A under the 1933 Act.

SECURITIES LENDING. Each Fund may lend securities pursuant to agreements requiring that the loans be continuously secured by cash, U.S. Government securities, or any combination of cash and such securities, as collateral equal at all times to at least 100% of the market value of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of a Fund's total assets taken at fair market value. A Fund will continue to receive interest or dividends on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities if the borrowers fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use SEI Investments Distribution Co. ("SEI Investments" or the "Distributor") or a broker/dealer affiliate of the Advisor as a broker in these transactions.

STANDBY COMMITMENTS AND PUTS. The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving standby commitments or puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to institutions which the Advisor believes present minimum credit risks, and the Advisor will use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

Municipal Securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. The sale of the securities to a third party or the lapse of a certain period of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that a Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments and puts, which are not integral parts of the security as originally issued, held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRUCTURED INVESTMENTS. Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked  securities  include  issues  such as  "Structured  Yield  Product
Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies; for more information on these limitations, see "Investment Limitations."

TAXABLE MUNICIPAL SECURITIES. Taxable Municipal Securities are municipal securities the interest on which is not exempt from federal income tax. Taxable Municipal Securities include "private activity bonds" that are issued by or on behalf of states or their political subdivisions to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of, and facilities for, charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots and low income housing. The payment of principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's operator to meet its financial obligations, and may be secured by a pledge of the financial real and/or personal property.

TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCIES. Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

VARIABLE AMOUNT MASTER DEMAND NOTES. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded. Variable amount master demand notes may or may not be backed by bank letters of credit.

WARRANTS. Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

WHEN-ISSUED SECURITIES. The Funds may acquire fixed income and equity securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities may be subject to market fluctuation, and no interest accrues to the purchaser on a fixed income security to the purchaser during this period. The payment obligation and the interest rate that will be received on the fixed income securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the Funds' custodian and the Funds will maintain liquid assets and/or cash in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at all times equal to the amount of such commitments.

YANKEE OBLIGATIONS. Yankee obligations are U.S. dollar-denominated instruments of foreign issuers who either register with the Securities and Exchange Commission or issue under Rule 144A under the Securities Act of 1933. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by full faith and credit of the foreign government.

ZERO COUPON SECURITIES. The Funds may invest in zero coupon securities. STRIPS and receipts (TRs, TIGRs and CATS) are sold as zero coupons securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accretes income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

I.       INVESTMENT LIMITATIONS OF THE TRUST

The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each Fund may not:


1. Acquire more than 10% of the voting securities of any one issuer. The Fixed Income Fund, Balanced Fund, Equity Income Fund, Equity Value Fund, Equity Growth Fund, Mid Cap Fund, and International Equity Fund may not, with respect to 75% of the Fund's assets, acquire more than 10% of any class of the outstanding voting securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities). This restriction does not apply to the Pennsylvania Municipal Securities Fund and New Jersey Municipal Securities Fund.

2. Invest in companies for the purpose of exercising control; provided, that this limitation does not apply to the Fixed Income Fund, Pennsylvania Municipal Securities Fund, New Jersey Municipal Securities Fund, High Yield Bond Fund, Balanced Fund, Equity Income Fund, Equity Index Fund, Equity Value Fund, Equity Growth Fund, Mid Cap Fund, or International Equity Fund.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets, except that the Fixed Income Fund, Pennsylvania Municipal Securities Fund, New Jersey Municipal Securities Fund, Balanced Fund, Equity Income Fund, Equity Value Fund, Equity Growth Fund, and Mid Cap Fund, may borrow an amount not exceeding 33 1/3% of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included for temporary liquidity or emergency purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

5. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodities contracts; provided that this shall not prevent a Fund from investing in readily marketable securities of issuers which own or invest in real estate, or commodities or commodities contracts; and provided that the Fixed Income Fund, Pennsylvania Municipal Securities Fund, New Jersey Municipal Securities Fund, High Yield Bond Fund, Balanced Fund, Equity Income Fund, Equity Index Fund, Equity Growth Fund, Equity Value Fund, Mid Cap Fund, and International Equity Fund can invest in futures contracts, commodities and commodities contracts.

6. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

8. Purchase securities of other investment companies except as permitted by the 1940 Act, as amended, and the rules and regulations thereunder. Under these rules and regulations, as currently in effect, a Fund is generally prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the Fund's total assets. The 1940 Act and the rules and regulations thereunder permit feeder funds to invest up to 100% of their assets in corresponding master funds.

9. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

10. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment advisor of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities; provided that limitation does not apply to the Fixed Income Fund, Pennsylvania Municipal Securities Fund, New Jersey Municipal Securities Fund, High Yield Bond Fund, Balanced Fund, Equity Income Fund, Equity Index Fund, Equity Growth Fund, Equity Value Fund, Mid Cap Fund, and International Equity Fund.

11. Make loans, except that a Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies;
         (b) enter into repurchase agreements; and (c) engage in securities lending.

Each Non-Money Market Fund may not:


1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of each Fund's total assets. This restriction does not apply to the Pennsylvania Municipal Securities Fund and New Jersey Municipal Securities Fund.

2. Purchase any securities which would cause more than 25% of the total assets of any Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities or, with respect to the Fixed Income Funds only, to investments in tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas, gas transmissions, electric and telephone will each be considered a separate industry; (ii) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) with respect to the Equity Funds and Balanced Fund, only, supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) with respect to the Balanced Fund and Equity Funds only, governmental issuers within a particular country will be deemed to be conducting their principal business activities in the same industry.

Each Money Market Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of each Fund's total assets.

2. Purchase any securities which would cause more than 25% of the total assets of any Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements involving such securities and obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulation as U.S. banks or to investments in tax exempt securities issued by governments or political subdivisions of governments.

The foregoing percentage limitations apply at the time of the purchase of a security.

Notwithstanding the foregoing, each of the High Yield Bond Fund and Equity Index Fund may invest up to 100% of its assets in another investment company, or series thereof, with substantially similar investment objectives, policies and limitations.


The investment objectives are fundamental policies of each Fund. In addition, it is a fundamental policy of the Pennsylvania Municipal Securities Fund and New Jersey Municipal Securities Fund to invest at least 80% of their respective total assets in municipal securities. It is a fundamental policy of each Money Market Fund to use its best efforts to maintain a constant net asset value of $1.00 per share although there can be no assurance the Fund will be able to do so. It is also a fundamental policy of the Tax-Exempt Money Market Fund to invest at least 80% of its assets in municipal securities.


NON-FUNDAMENTAL POLICIES. The following investment policies are non-fundamental policies that may be changed by the Board of Trustees without shareholder approval.

No Fund may:

1. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases; provided that this limitation does not apply to the Equity Growth Fund.


2. Except for the High Yield Bond Fund, Balanced Fund, Equity Income Fund, Equity Index Fund, Equity Growth Fund Equity Value Fund, Mid Cap Fund, and International Equity Fund, and write or purchase puts, calls, options, warrants, or combinations thereof; except that (i) the Tax-Exempt Money Market Fund, Pennsylvania Municipal Securities Fund, and New Jersey Municipal Securities Fund may purchase securities subject to a put and (ii) the Balanced Fund, Equity Income Fund, Equity Value Fund andMid Cap Fund may purchase warrants. However, the Balanced Fund, Equity Income Fund, Equity Value Fund, and Mid Cap Fund each may not invest more than 5% of its net assets in warrants; provided that of this 5%, no more than 2% may be in warrants not listed on the New York Stock Exchange or the American Stock Exchange.

The following non-fundamental policies are additional policies with respect to the Fixed Income Fund, Pennsylvania Municipal Securities Fund, New Jersey
Municipal Securities Fund, High Yield Bond Fund, Balanced Fund, Equity Income Fund, Equity Index Fund, Equity Growth Fund, Equity Value Fund, Mid Cap Fund, and International Equity Fund.


The Funds may not:

1. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment advisor of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

2. Invest in companies for the purpose of exercising control.

The foregoing percentages apply at the time of the purchase of a security.

It is a non-fundamental policy of each Money Market Fund to invest no more than 10% of its net assets in illiquid securities (as defined under "Description of Permitted Investments"). It is a non-fundamental policy of each Non-Money Market Fund to invest no more than 15% of its net assets in illiquid securities.

II.      INVESTMENTS LIMITATIONS OF THE SIMT FUND

The following investment limitations are fundamental policies of the SIMT Fund (or the "Fund") which cannot be changed without the consent of the holders of a majority of the SIMT Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the SIMT Fund's shares present at a meeting, if more than 50% of the outstanding shares of the SIMT Fund are present or represented by proxy, or (ii) more than 50% of the SIMT Fund's outstanding shares, whichever is less.

The SIMT Fund may not:

1. With respect to 75% of its assets, (i) purchase the securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

3. Borrow money in an amount exceeding 33 1/3% of the value its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets,
         (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and
         (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. These investment limitations and the investment limitations in SIMT's prospectus are fundamental policies of SIMT and may not be changed without shareholder approval.

NON-FUNDAMENTAL POLICIES. The following investment policies are non-fundamental policies that may be changed by SIMT's Board of Trustees without shareholder approval.

The SIMT Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing.

2.       Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its total assets would be invested in such securities.

Under rules and regulations established by the SEC, an investment company is typically prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the investment company owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total investment company's assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the investment company. However, certain investment companies may rely upon SEC exemptive orders which permit the investment company to invest in other investment companies beyond these percentage limitations. An investment company's purchase of such securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid securities) apply at the time of purchase.

III.     INVESTMENT LIMITATIONS OF THE SIF FUND

The following investment limitations are fundamental policies of the SIF Fund (or the "Fund") which cannot be changed without the consent of the holders of a majority of the SIF Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the SIF Fund's shares present at a meeting, if more than 50% of the outstanding shares of the SIF Fund are present or represented by proxy, or (ii) more than 50% of the SIF Fund's outstanding shares, whichever is less.

The SIF Fund may not:

1.       Purchase   securities  of  any  issuer  (except  securities  issued  or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in the securities of such issuer. This restriction applies to 75% of the Fund's total assets.

2. Purchase any securities which would cause more than 25% of the Fund's total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities.

3. Borrow money, except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur, and is not for investment purposes. All borrowings will be repaid before making additional investments for the Fund and any interest paid on such borrowings will reduce the Fund's income.

4. Make loans, except that the Fund, (i) may enter into repurchase agreements, provided that repurchase agreements and time deposits maturing in more than seven days, and other illiquid securities,
         including   securities   which  are  not  readily   marketable  or  are
         restricted, are not to exceed, in the aggregate, 10% of the Fund's total assets, (ii) may engage in securities lending as described in SIF's prospectus, and (iii) may purchase or hold debt instruments in accordance with its investment objectives and policies.

5. Pledge, mortgage or hypothecate assets, except to secure temporary borrowings as described in the SIF Fund prospectus in aggregate amounts not to exceed 10% of the net assets of the Portfolio taken at current value at the time of the incurrence of such loan and in connection with stock index futures trading as provided in SIF's prospectus and Statement of Additional Information.

6.       Invest in companies for the purpose of exercising control.

7. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts. However, subject to its permitted investments, the Fund may purchase (i) obligations issued by companies which invest in real estate, commodities or commodities contracts, and (ii) commodities contracts related to financial instruments, such as financial futures contracts.

8. Make short sales of securities, maintain a short position or purchase securities on margin, except that SIF may obtain short-term credits as necessary for the clearance of security transactions.

9. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

10. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of money market funds.

11. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the SIF S&P 500 Index Portfolio prospectus and SIF's Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

12. Purchase or retain securities of an issuer if, to the knowledge of SIF, an officer, trustee, partner or director of SIF or any investment advisor of SIF owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

13. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.

14. Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

15. Invest in interests in oil, gas or other mineral exploration or development programs.

16. Purchase restricted securities (securities which must be registered under the Securities Act of 1933 before they may be offered or sold to the public) or other illiquid securities except as described in SIF's prospectus and Statement of Additional Information.

The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. These investment limitations and the investment limitations in SIF's Prospectus are fundamental policies of SIF and may not be changed without shareholder approval.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS OF THE TRUST


The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Fund, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. II and UAM Funds, Inc.


JAMES B. GRECCO - Trustee - Date of Birth: 02/17/33 - President, Grecco Auto Body Inc. (1986 - present); President, Grecco Auto Imports, Inc. (1970 - present); President, Joyce Motor Corp. (1979 - present); President, Grecco Auto Leasing Inc. (1964 - present); President, Grecco Lincoln Mercury Inc. (1964 - present).

CHRISTINE  H.  YACKMAN  -  Trustee - Date of Birth:  12/30/61  -  Executive  and
Corporate Officer, Edgeboro Disposal, Inc. and Affiliated Companies (1991 - present); Office Manager, Herbert Sand Co., Inc. (1981 - 1986).

ARTHUR L. BERMAN - Trustee - Date of Birth: 07/27/27 - President of Bertek, Inc. (1972-1994).

RAY KONRAD - Trustee - Date of Birth: 09/17/36 - Chairman and Chief Executive Officer of American Compressed Gases, Inc. (1961 - present).

THOMAS D. SAYLES, JR. -Trustee* - Date of Birth: 01/16/32 - Consultant (1995 - present); Chairman of Summit Bank (1971-1995).

ROBERT A. NESHER - Chairman of the Board of Trustees* - Date of Birth:  08/17/46
- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Boston 1784 Funds(R), The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

MARK E. NAGLE - President and Chief Executive Officer - Date of Birth: 10/20/59. Vice President of Fund Accounting and Administration for SEI Investments Mutual Funds Services and Vice President of the Administrator since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services, September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.

KEVIN P.  ROBINS - Vice  President  and  Assistant  Secretary  - Date of  Birth:
04/15/61 - Senior Vice President and General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Administrator and Distributor since 1994. Vice President, General Counsel and Assistant Secretary of the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

RICHARD W. GRANT - Secretary - Date of Birth: 10/25/45 - 1701 Market Street, Philadelphia, PA 19103-2921, Partner of Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor.

TODD B.  CIPPERMAN - Vice  President  and  Assistant  Secretary - Date of Birth:
02/14/66 - Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

JOSEPH M.  O'DONNELL  -Vice  President and Assistant  Secretary - Date of Birth:
01/13/54 - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc. (1993-1997). Staff Counsel and Secretary, Provident Mutual Family of Funds (1990-1993).

LYDIA A. GAVALIS -Vice President and Assistant Secretary- Date of Birth: 06/5/64
- Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange (1989-1998).

LYNDA J.  STRIEGEL  -Vice  President  and  Assistant  Secretary  -Date of Birth:
10/30/48 - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc. (1997-1998). Partner, Groom and Nordberg, Chartered (1996-1997). Associate General Counsel, Riggs Bank, N.A. (1991-1995).

KATHY HEILIG -Vice President and Assistant Secretary - Date of Birth: 12/21/58 - Treasurer of SEI Investments Company since 1997; Assistant Controller of SEI Investments Company since 1995; Vice President of SEI Investments Company since 1991; Director of Taxes of SEI Investments Company 1987 to 1991; Tax Manager -Arthur Andersen LLP prior to 1987.

JAMES R. FOGGO (DOB 06/30/64) - Vice President and Assistant  Secretary- Date of
Birth: 06/30/64 - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

CHRISTOPHER  F. SALFI - Controller and Chief  Financial  Officer- Date of Birth:
11/28/63 - Director, Fund Accounting, SEI Investments since January 1998; prior to his current position, served most recently as Fund Accounting Manager of SEI Investments from 1994 to 1997; Investment Accounting Manager, PFPC from 1993 to 1994; FPS Services, Inc. from 1986 to 1993.

--------------------
* "Interested person" within the meaning of the 1940 Act.


The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for Trustees who are not affiliated with the Administrator. During the fiscal year ended December 31, 1999, the Trust paid approximately $51,000.00 in fees to the unaffiliated Trustees.
Compensation of officers and Trustees of the Trust affiliated with the Administrator is paid by the Administrator.

                               Compensation Table

================================================================================

Name of Person,   Aggregate      Pension or    Estimated     Total Compensation
Position          Compensation   Retirement    Annual        From Registrant and
                  From           Benefits      Benefits      Fund Complex Paid
                  Registrant 1   Accrued       Upon          to Fund Expenses
                                 As Part of    Retirement    Trustees for the
                                                             Fiscal Year Ended
                                                             December 31, 1999 2
--------------------------------------------------------------------------------

Arthur L. Berman, $12,000.00     N/A           N/A           $12,000 for service
Trustee                                                      on 1 board

--------------------------------------------------------------------------------
Ray Konrad,       $12,000.00     N/A           N/A           $12,000 for service
Trustee                                                      on 1 board
--------------------------------------------------------------------------------
James B. Grecco,  $12,000.00     N/A           N/A           $12,000 for service
Trustee                                                      on 1 board

--------------------------------------------------------------------------------
Christine H.      $12,000.00     N/A           N/A           $12,000 for service
Yackman, Trustee                                             on 1 board

Thomas D. Sayles, $12,000.00     N/A           N/A           $12,000 for service
Jr., Trustee 3                                               on 1 board

Robert A. Nesher, $0             N/A           N/A           $0
Trustee 3
================================================================================


1       Amounts do not include travel expenses.
2 There are no other investment companies in the "Fund Complex" (as that term is defined in the Securities and Exchange Act of 1934, as amended).
3 Messrs. Sayles and Nesher are "interested persons" as defined in the 1940 Act.

TRUSTEES AND OFFICERS OF SIMT AND SIF


The following individuals currently serve as the Trustees and Officers of SIMT and SIF. For those executive officers who are also officers of the Trust, only the name and office of the Trustee or officer is set forth below.

ROBERT A. NESHER - Chairman of the Board of Trustees.*

GEORGE J. SULLIVAN, JR. - Trustee - Date of Birth: 11/13/42 - General Partner, Teton Partners, L.P., since 1991; Chief Financial Officer, Noble Partners, L.P., since 1991; Treasurer and Clerk, Peak Asset Management, Inc. since 1991; Trustee, Navigator Securities Lending Trust since 1995. Trustee of SEI Asset Allocation Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt

Trust, SEI Index Funds and SEI Institutional Investments Trust.

WILLIAM M. DORAN - Trustee* - Date of Birth: 05/06/40 - 1701 Market Street, Philadelphia, PA 19103-2921. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Manager and Distributor, Director and Secretary of SEI Investments and Secretary of the Advisor, Manager and Distributor. Trustee of The Arbor Fund, The Advisors' Inner Circle Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, and SEI Tax Exempt Trust.

F. WENDELL GOOCH - Trustee** - Date of Birth: 12/03/32 - P.O. Box 190, Paoli, IN 47454. President, Orange County Publishing Co., Inc., since October 1981. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican since January 1981, President, H & W Distribution, Inc. since July 1984. Trustee of STI Classic Funds.

FRANK E. MORRIS*** - Trustee**- Date of Birth: 12/30/23 - 105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Arbor Fund, The Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, and SEI Tax Exempt Trust.

JAMES M. STOREY - Trustee**- Date of Birth: 04/12/31 - Retired; Partner, Dechert Price & Rhoads, from September 1987-December 1993; Trustee of The Arbor Fund, The Advisors' Inner Circle Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, and SEI Tax Exempt Trust.

EDWARD D.  LOUGHLIN -  President  and Chief  Executive  Officer - Date of Birth:
03/07/51- Executive Vice President and President - Asset Management Division of SEI Investments since 1994. Senior Vice President, SEI Investments, 1986-1991; Vice President, SEI Investments, 1981-1986.

CYNTHIA M. PARRISH - Vice  President  and  Assistant  Secretary - Date of Birth:
10/23/59 - Vice President and Assistant Secretary of the SEI Investments and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission, January 1995 - August 1997. Senior Counsel - Division of Enforcement, U.S. Securities and Exchange Commission, September 1992
- January 1995.

MARK E. NAGLE - Controller and Chief Financial Officer.

RICHARD W. GRANT - Secretary.

KEVIN P. ROBINS -  Vice President, Assistant Secretary.

TODD CIPPERMAN -  Vice President, Assistant Secretary.

JOSEPH M. O'DONNELL - Vice President, Assistant Secretary.

LYDIA A. GAVALIS - Vice President, Assistant Secretary.

LYNDA J. STRIEGEL - Vice President, Assistant Secretary.

KATHY HEILIG - Vice President, Assistant Secretary.

JAMES R. FOGGO (DOB 06/30/64) - Vice President and Assistant Secretary.

==============

* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of SIMT as the term is defined in the 1940 Act.
** Messrs. Gooch, Storey and Sullivan serve as members of the Audit Committee of the Trust.
***      Mr. Morris retired from the Board on December 30, 1998.


For the fiscal year ended September 30, 1999, SIMT paid the following amounts to the Trustees:



========================================================================================================================
                                Aggregate       Pension or Retirement     Estimated         Total Compensation from
                              Compensation       Benefits Accrued as        Annual        Registrant and Fund Complex
                              From SIMT for     Part of Fund Expenses   Benefits Upon    Paid to Directors for Fiscal
    Name of Person and       Fiscal Year End                              Retirement      Year End September 30, 1999
         Position             September 30,
                                  1999
------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher, Trustee    $0                 $0                      $0               $0
------------------------------------------------------------------------------------------------------------------------

George J. Sullivan, Jr.      $28,483            $0                      $0               $108,250 for  services on 8
Trustee                                                                                  boards
------------------------------------------------------------------------------------------------------------------------
William M. Doran, Trustee    $0                 $0                      $0               $0
------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch, Trustee    $29,190            $0                      $0               $108,250 for services on 8
                                                                                         boards
------------------------------------------------------------------------------------------------------------------------
Frank E. Morris, Trustee*    $6,808             $0                      $0               $25,750 for services on 8
                                                                                         boards
------------------------------------------------------------------------------------------------------------------------
James M. Storey, Trustee     $28,502            $0                      $0               $108,250 for services on 8
                                                                                         boards
========================================================================================================================


--------------------------------------------------------
*        Mr.  Morris  retired from the Board effective December 30, 1998.
         Mr. Edward W. Binshadler serves as a consultant to the Audit Committee and receives as compensation $5,000 per Audit Committee meeting attended.

For the fiscal year ended March 31, 1999, SIF paid the following amounts to the
Trustees:


========================================================================================================================

                                Aggregate       Pension or Retirement     Estimated         Total Compensation from
                              Compensation       Benefits Accrued as        Annual        Registrant and Fund Complex
                              From SIF for      Part of Fund Expenses   Benefits Upon    Paid to Directors for Fiscal
    Name of Person and       Fiscal Year End                              Retirement        Year End March 31, 1999
         Position            March 31, 1999
------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher, Trustee    $0                 $0                      $0               $0
------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.      $4,747             $0                      $0               $104,750 for  services on 8
Trustee                                                                                  boards
------------------------------------------------------------------------------------------------------------------------
William M. Doran, Trustee    $0                 $0                      $0               $0
------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch, Trustee    $4,747             $0                      $0               $104,750 for services on 8
                                                                                         boards
------------------------------------------------------------------------------------------------------------------------
Frank E. Morris, Trustee*    $3,551             $0                      $0               $77,250 for services on 8
                                                                                         boards
------------------------------------------------------------------------------------------------------------------------
James M. Storey, Trustee     $4,747             $0                      $0               $104,750 for services on 8
                                                                                         boards
========================================================================================================================


--------------------------------------------------------
*        Mr. Morris retired from the Board effective December 30, 1998.
         Mr. Edward W. Binshadler serves as a consultant to the Audit Committee and receives as compensation $5,000 per Audit Committee meeting attended.

THE ADVISOR


The Trust and Summit Bank Investment Management Division, a division of Summit Bank (the "Advisor"), have entered into an advisory agreement (the "Advisory Agreement") for the Funds. Summit Bank, 210 Main Street, Hackensack, New Jersey 07601, was chartered in 1899 and has been exercising trust powers and managing money since 1916. The Investment Management Division began as a separate operating division of the Bank in 1973. The Bank's investment professionals have, on average, over 20 years of experience in investment management. As of December 31, 1999, total assets under management were approximately $10.8 billion. Summit Bank is a wholly-owned subsidiary of Summit Bancorp, a registered bank holding company with approximately $36 billion in assets and about 500 banking offices, predominantly in New Jersey, eastern Pennsylvania and southern Connecticut, as of December 31, 1999.



The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Code.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of that Fund, on not less than 30 days', nor more than 60 days', written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

The Advisor, in addition to providing investment advice to the Trust, provides investment advice to other clients. Some of these clients' funds are managed under an asset allocation program and may be invested in the Funds. From time to time, the Funds may experience relatively large purchases or redemptions due to asset allocation decisions made by the Advisor for its clients. These transactions may have a material effect on the Funds, since portfolios that experience redemptions as a result of reallocations may have to sell portfolio securities and because portfolios that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Funds may be required to sell securities at times when they would not otherwise do so, or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of securities, and such sales may also increase transaction costs. The Advisor is committed to minimizing the impact of these transactions on the Funds to the extent it is consistent with pursuing the investment objectives of its asset allocation program.

The Glass-Steagall Act restricts the securities activities of banks such as Summit Bank, but federal regulatory authorities permit such banks to provide investment advisory and other services to mutual funds. Should this position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

For the fiscal years ended December 31, 1997, 1998 and 1999, the Funds paid the following advisory fees:

====================================================================================================================

             Fund                              Fees Paid (000)                         Fees Waived (000)
--------------------------------------------------------------------------------------------------------------------

                                       1997           1998         1999          1997         1998        1999
--------------------------------------------------------------------------------------------------------------------

U.S. Treasury Securities Money      $1,647,200     $2,184,892   $3,146,714      $74,551          $0         $ 0
Market Fund
--------------------------------------------------------------------------------------------------------------------

Prime Obligation Money Market       $1,494,179     $1,909,572   $2,956,783      $58,224          $0        $589
Fund
--------------------------------------------------------------------------------------------------------------------

Tax-Exempt Money Market Fund          $249,145       $281,854     $515,177      $13,948     $39,766     $59,072
--------------------------------------------------------------------------------------------------------------------

Institutional Select Money              $9,681        $88,040     $249,001       $9,249     $26,549          $0
Market Fund
--------------------------------------------------------------------------------------------------------------------

U.S. Treasury Securities Plus          $36,157         $2,562      $24,384      $78,082     $97,115     $68,970
Money Market Fund
--------------------------------------------------------------------------------------------------------------------

Fixed Income Fund                   $1,152,778     $1,067,263   $1,098,284     $275,261    $236,813    $219,700
--------------------------------------------------------------------------------------------------------------------

New Jersey Municipal Securities       $629,451       $698,355     $629,034     $193,912    $171,106    $127,173
Fund
--------------------------------------------------------------------------------------------------------------------

Pennsylvania Municipal                $173,734       $176,873     $162,390      $55,630     $64,111     $50,876
Securities Fund
--------------------------------------------------------------------------------------------------------------------

Intermediate-Term Government          $159,825       $147,370     $118,880      $49,402     $58,742     $45,866
Securities Fund
--------------------------------------------------------------------------------------------------------------------

Equity Growth Fund                    $809,370       $903,953   $1,552,926     $460,947    $493,857    $280,079
--------------------------------------------------------------------------------------------------------------------

Equity Value Fund                   $1,149,769     $1,184,685   $1,948,639     $610,793    $666,888    $351,110
--------------------------------------------------------------------------------------------------------------------

Equity Income Fund                    $587,414       $578,730     $774,556     $365,524    $398,029    $196,817
--------------------------------------------------------------------------------------------------------------------

Mid Cap Fund                          $241,395        $70,640      $28,273     $151,223     $89,547     $40,689
--------------------------------------------------------------------------------------------------------------------

Balanced Fund                         $133,549       $190,140     $423,981     $117,387    $191,965    $126,955
--------------------------------------------------------------------------------------------------------------------

International Equity Fund             $129,179       $123,162     $175,413      $31,555     $35,303     $58,155
--------------------------------------------------------------------------------------------------------------------

High Yield Bond Fund                         *             $0      $26,264            *      $2,664     $14,098
--------------------------------------------------------------------------------------------------------------------

Equity Index Fund                            *             $0      $64,761            *      $4,998     $76,009
====================================================================================================================


* An asterisk indicates that the Fund had not commenced operations as of the period indicated.

THE SUB-ADVISOR


The Advisor and Vontobel USA Inc., which acts as investment sub-advisor to the International Equity Fund (the "Sub-Advisor"), have entered into a sub-advisory agreement (the "Sub-Advisory Agreement"). The Sub-Advisor is a wholly owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. As of December 31, 1999, the Sub-Advisor managed in excess of $2.1 billion. The Sub-Advisor also acts as the advisor or Sub-Advisor to other mutual funds and to three series of a Luxembourg fund organized by an affiliate of the Sub-Advisor. That fund does not accept investments from the U.S.

The address of the Sub-Advisor is 450 Park Avenue, New York, N.Y. 10022.

Mr. Fabrizio Pierallini, who is a Senior Vice President and Chief Investment Officer of the Sub-Advisor, is the portfolio manager of the International Equity Fund since September, 1998 and has been a portfolio manager at the Sub-Advisor since April 1994. He is currently in charge of portfolio management and research for the Sub-Advisor's international and emerging markets equity portfolios. From 1991 to 1994, Mr. Pierallini was an Associate-Director/Portfolio Manager with Swiss Bank Corporation, New York. From 1988 to 1991, he was a Vice President/Portfolio Manager with SBC Portfolio Management, Zurich.

Mr. Rajiv Jain, who is a First Vice President of Vontobel, is the associate portfolio manager of the Fund. Prioer to joining Vontobel in 1994, Mr. Jain was an analyst with Swiss Bank Corporation, New York.


The Sub-Advisor is entitled to a fee payable by the Advisor from the Advisor's fee, which is calculated daily and paid monthly, at an annual rate of .60% of the average daily net assets of the Fund up to and including $50 million, .45% of the average daily net assets of the Fund in excess of $50 million up to and including $150 million; and .30% of the average daily net assets of the Fund in excess of $150 million. The Sub-Advisor may, from time to time waive a portion of its fee in order to limit the operating expenses of the Funds' shares. The Sub-Advisor reserves the right to terminate any such fee waiver at any time in its sole discretion.

For the fiscal period from January 1, 1998 and ended August 31, 1998, the Advisor paid Wellington Management Company, LLP, the Fund's prior sub-advisor, a sub-advisory fee of .60% of the average daily net assets of the Fund. For the fiscal period from September 1, 1998 and ended December 31, 1998, the Advisor paid the Sub-Advisor a sub-advisory fee of .60% of the average daily net assets of the Fund.

The Sub-Advisory Agreement provides that the Sub-Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Sub-Advisory Agreement, after two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund by a majority of the outstanding shares of the Fund on not less than 30 days', nor more than 60 days', written notice to the Sub-Advisor, or by the Sub-Advisor on 90 days' written notice to the Trust.


For the fiscal periods ended December 31, 1997, 1998 and 1999 the Sub-Adviser received the following fees from the Advisor:



====================================================================================================================

                    Fund                                    Fees Paid                        Fees Waived

                                                --------------------------------------------------------------------

                                                  1997        1998*       1999*    1997          1998*       1999*
--------------------------------------------------------------------------------------------------------------------
International Equity Fund*                      $96,000      $60,300     $175,413     $0          $0          $0
====================================================================================================================

* Vontobel USA Inc. began managing the Fund on September 1, 1998. The Fund was previously managed by Wellington Management Company, LLP. For the fiscal period from September 1, 1998 and ended December 31, 1998, Vontobel USA Inc. received $34,800 from the Advisor. For the fiscal period from January 1, 1998 to August 31, 1998, Wellington received $25,500 from the Advisor.

SIMT FUND


SEI Investments Management Corporation ("SIMC") serves as investment advisor to the SIMT Fund. SIMC is a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), a financial services company. The principal business address of SIMC is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 21 years, including advice regarding the selection and evaluation of investment advisors. SIMC currently serves as manager or administrator to more than 46 investment companies, including more than 387 funds, which investment companies have more than $56 billion in assets as of December 31, 1999.


The advisory agreement and the sub-advisory agreement with respect to the SIMT Fund provide that SIMC and each Money Manager shall not be protected against any liability to SIMT or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

SIMC acts as the investment advisor to the SIMT Fund and operates as a "manager of managers." As investment advisor, SIMC oversees the investment advisory services provided to the SIMT Fund and manages the cash portion of the SIMT Fund's assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board of Trustees, the Money Managers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the SIMT Fund. The Money Managers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each of the sub-investment advisor's styles and strategies. Subject to the SIMT Board's review, SIMC allocates and, when appropriate, reallocates the SIMT Fund's assets among Money Managers, monitors and evaluates Money Manager performance, and oversees Money Manager compliance with the SIMT Fund's investment objective, policies and restrictions. SIMC HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE SIMT FUND DUE TO ITS RESPONSIBILITY TO OVERSEE MONEY MANAGERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.


For these advisory services, SIMC is entitled to a fee; which is calculated daily and paid monthly, at an annual rate of 0.49% of the SIMT Fund's average daily net assets. SIMC pays the Money Managers out of its investment advisory fee.

For the fiscal years ended September 30, 1999, SIMC received an advisory fee of .4875% of the SIMT Fund's average daily net assets.


The continuance of the Advisory and Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of the SIMT Fund or by the SIMT Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory or Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the SIMT Trust or, with respect to the SIMT Fund, by a majority of the outstanding shares of the SIMT Fund, on not less than 30 days' nor more than 60 days' written notice to the SIMT Fund Advisor (or Sub-Advisor) or by the SIMT Fund Advisor (or Sub-Advisor) on 90 days' written notice to the SIMT Trust.

SIMC has obtained an exemptive order from the SEC that permits SIMC, with the approval of the SIMT's Board of Trustees, to retain unaffiliated sub-advisors for the SIMT Fund without submitting the sub-advisory agreement to a vote of the SIMT Fund's shareholders. The exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreement. The SIMT Trust will notify shareholders in the event of any change in the identity of the sub-advisor for the SIMT Fund.


For the fiscal year ended September 30, 1997, 1998 and 1999, the SIMT Fund paid the following fees to SIMC:


========================================================================================================

                                Advisory Fees Paid (000)              Advisory Fees Waived (000)
                           -----------------------------------------------------------------------------

                              1997        1998        1999        1997          1998           1999
--------------------------------------------------------------------------------------------------------


SIMT Fund                     $812       $1,309      $2,014        $0            $0             $0
========================================================================================================


Credit Suisse Asset Management ("Credit Suisse" or the "Money Manager") currently serves as investment sub-advisor to the SIMT Fund. Credit Suisse is a general partnership organized under the laws of the State of New York which, together with its predecessor firms, have been engaged in the investment advisory business for over 50 years.

For the fiscal years ended September 30, 1997, 1998 and 1999, SIMC paid the following fees to Money Managers:


==============================================================================================================

                                    Sub-Advisory Fees Paid (000)            Sub-Advisory Fees Waived (000)
                                 -----------------------------------------------------------------------------

                                 1997           1998          1999          1997        1998         1999
--------------------------------------------------------------------------------------------------------------


SIMT Fund                        $585           $893         $1,372          $0          $0           $0
==============================================================================================================



SIF FUND

World Asset Management ("World") serves as investment advisor to the SIF S&P 500 Index Portfolio.


World is a general partnership organized by Munder Capital Management ("MCM"), a general partnership formed in December 1994, which engages in investment management and advisory services. As of December 31, 1999, total assets under management of World were $11.0 billion and assets under management of MCM were $37.0 billion. The principal address for World is 255 Brown Street Centre, 2nd Floor, Birmingham, Michigan 48009.


World provides certain record keeping and management services in connection with the SIF Fund, including monitoring the indexing systems and determining which securities to purchase and sell in order to keep the SIF Fund in balance with its index.

The advisory agreement for the SIF Fund ("SIF Advisory Agreement") provides that the investment advisor, World Asset Management ("World" or the "SIF Advisor"), shall not be protected against any liability to SIF or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the SIF Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The SIF Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of SIF or, with respect to the SIF Fund by a majority of the outstanding shares of the SIF Fund, on not less than 30 days', nor more than 60 days', written notice to World, or by World on 90 days' written notice to SIF.

World is a general partnership organized by Munder Capital Management, a general partnership formed in December, 1994, which engages in investment management and advisory services.

World is entitled to a fee for its investment advisory services, which is calculated daily and paid monthly, at an annual rate of 0.03% of the average daily net assets of the SIF Fund. No monthly payment to World shall exceed the payment actually made to SIMC pursuant to the management agreement between SIMC and SIF.

For the fiscal years ended March 31, 1997, 1998 and 1999, the SIF Fund paid the following advisory fees:

===============================================================================================================

                                        Advisory Fees Paid                      Advisory Fees Waived
                              ---------------------------------------------------------------------------------

                                  1997         1998          1999         1997          1998          1999
---------------------------------------------------------------------------------------------------------------

SIF Fund                        $234,127     $398,677      $560,916        $0            $0            $0
===============================================================================================================


THE ADMINISTRATOR


The Trust and SEI Investments Mutual Fund Services (the "Administrator") are parties to an Administration Agreement dated September 1, 1999 (the "Agreement") under which Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel and facilities.


For all Funds except the Institutional Select Money Market and the U.S. Treasury Securities Plus Money Market Fund, the Trust pays the Administrator a fee, calculated daily and paid monthly, at the following annual rates based on the aggregate average daily net assets of the Funds: 0.20% on the first $3.5 billion of aggregate net assets; 0.16% on the next $1.5 billion of aggregate net assets; 0.14% on the next $1.5 billion of aggregate net assets; and 0.12% on the aggregate net assets in excess of $6.5 billion. The Institutional Select Money Market Fund pays the Administrator a fee at an annual rate based upon the average daily net assets of the Fund as follows: 0.10% on the first $3.5 billion of average daily net assets; 0.08% on the next $1.5 billion of average net assets; 0.07% on the next $1.5 billion of average net assets; and 0.06% on the average net assets in excess of $6.5 billion. The U.S. Treasury Securities Plus Money Market Fund pays the Administrator a fee at an annual rate of 0.35% of the average daily net assets of the Fund. The Administrator has voluntarily agreed to waive its fees for the High Yield Bond and Equity Index Funds.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and thereafter for up to two successive periods each of two years subject to review at least annually by the Trustees of the Trust. The Agreement is also subject to termination by either party on not less than 90 days' written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds(R), CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Fund, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Inter-national Trust, SEI Institutional Investments Trust, SEI
Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. II and UAM Funds, Inc.



For the fiscal years ended December 31, 1997, 1998 and 1999, the Funds paid the following administrative fees:


====================================================================================================================

               Fund                                    Fees Paid                             Fees Waived

                                       -----------------------------------------------------------------------------

                                              1997          1998          1999         1997        1998        1999
--------------------------------------------------------------------------------------------------------------------

U.S. Treasury Securities Plus Money         $266,568      $232,579      $217,828        $0          $0           $0
Market Fund

U.S. Treasury Securities Money              $984,420    $1,247,080    $1,798,035        $0          $0           $0
Market Fund
--------------------------------------------------------------------------------------------------------------------

Tax-Exempt Money Market Fund                $150,340      $183,785      $328,146        $0          $0           $0
--------------------------------------------------------------------------------------------------------------------

Institutional Select Money Market            $19,094      $114,589      $249,001        $0          $0           $0
Fund

Prime Obligation Money Market Fund          $887,094    $1,091,198    $1,690,155        $0          $0           $0
--------------------------------------------------------------------------------------------------------------------

Fixed Income Fund                           $476,002      $434,695      $439,339        $0          $0           $0
--------------------------------------------------------------------------------------------------------------------

Intermediate-Term Government                 $69,742       $68,704       $54,916        $0          $0           $0
Securities Fund
--------------------------------------------------------------------------------------------------------------------

Pennsylvania Municipal Securities            $76,478       $80,328       $71,089    $6,505          $0           $0
Fund
--------------------------------------------------------------------------------------------------------------------

New Jersey Municipal Securities Fund        $274,456      $289,822      $252,070        $0          $0           $0
--------------------------------------------------------------------------------------------------------------------

High Yield Bond Fund                               *            $0            $0         *        $875      $13,454
--------------------------------------------------------------------------------------------------------------------

Balanced Fund                                $66,885      $101,896      $146,918        $0          $0           $0
--------------------------------------------------------------------------------------------------------------------

Equity Income Fund                          $254,120      $260,472      $259,036        $0          $0           $0

Equity Index Fund                                  *            $0            $0         *      $1,350      $37,539

Equity Value Fund                           $469,484      $493,758      $613,273        $0          $0           $0
--------------------------------------------------------------------------------------------------------------------

Equity Growth Fund                          $338,754      $372,753      $488,807        $0          $0           $0
--------------------------------------------------------------------------------------------------------------------

Mid Cap Fund                                $104,699       $42,717       $18,390        $0          $0           $0
--------------------------------------------------------------------------------------------------------------------

International Equity Fund                    $32,086       $31,693       $46,714        $0          $0           $0
====================================================================================================================


* An asterisk indicates that the Fund had not commenced operations as of the period indicated.

               THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT

State Street Bank and Trust Company (the "Transfer Agent"), 225 Franklin Street, Boston, Massachusetts 02110 is the Trust's Transfer Agent.

Boston Financial Data Services, Two Heritage Drive, North Quincy, Massachusetts 02171 is the Trust's dividend disbursing agent and shareholder servicing agent.

          THE SIMT FUND AND SIF FUND'S ADMINISTRATOR AND TRANSFER AGENT

SIMT and SIF each has entered into a "management agreement" ("Management Agreement") with SEI Investments Fund Management ("SEI Management") to provide administrative services. Each Management Agreement provides that SEI Management shall not be liable for any error of judgment or mistake of law or for any loss suffered by SIMT or SIF, respectively, in connection with the matters to which such Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SEI Management in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The continuance of each Management Agreement must be specifically approved at least annually (i) by the vote of a majority of the SIMT or SIF Trustees or by the vote of a majority of the outstanding voting securities of the appropriate Fund, and (ii) by the vote of a majority of the Trustees of SIMT or SIF who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Management Agreement is terminable at any time, as to the Fund, without penalty by the Trustees of SIMT or SIF by a vote of a majority of the outstanding shares of a Fund or by SEI Management on not less than 30 days' nor more than 60 days' written notice.

For the fiscal years  indicated,  the SIMT Fund paid the  following  fees to SEI
Management:



====================================================================================================================

                                           Management Fees Paid (000)              Management Fees Waived (000)
                                   ---------------------------------------------------------------------------------

                                         1997            1998         1999        1997         1998        1999
--------------------------------------------------------------------------------------------------------------------


SIMT Fund                                $501            $940        $1,287        $82         $105        $159
====================================================================================================================


For the fiscal  years  indicated,  the SIF Fund paid the  following  fees to SEI
Management:


====================================================================================================================

                                              Management Fees Paid (000)           Management Fees Waived (000)
                                        ----------------------------------------------------------------------------
                                           1997          1998          1999         1997          1998       1999
--------------------------------------------------------------------------------------------------------------------
SIF Fund                                  $1,271        $2,404        $3,413        $446          $520       $700
====================================================================================================================


                                   CUSTODIANS


Summit Bank has entered into a custodian agreement with the Trust, under which it provides all securities safekeeping services as required by the Funds and the 1940 Act. The Trust pays Summit Bank (referred to herein in its custodial capacity as the "Custodian") a custodian fee, which is calculated daily and paid monthly, at an annual rate of .025% of the average daily net assets of the each Fund except the International Equity Fund, and .17% of the International Equity Fund's average daily net assets. In addition, with respect to the International Equity Fund, The Bank of California, N.A. serves as sub-custodian for the Fund's assets maintained in foreign countries.


                                 CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Investment Advisor, Sub-Advisor and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the Securities and Exchange Commission, and are available to the public.


                                FUND TRANSACTIONS

TRADING PRACTICES AND BROKERAGE

I.       THE TRUST

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

The Advisor selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Advisor's determination of what are reasonably competitive rates is based upon the professional knowledge of the Advisor's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty.

As described above, bonds, debentures and money market securities are bought and sold directly with a dealer without payment of a brokerage commission. In these instances, while there is no direct commission charged, there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Advisor may allocate, out of all commission business generated by all of the funds and accounts under management by the Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934, higher commissions may be paid to brokers or dealers who provide brokerage and research services than to brokers or dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to brokers or dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such brokers or dealers are not, in general, higher than commissions that would be paid to brokers or dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to brokers or dealers who provide daily portfolio pricing services to the Trust or who have agreed to defray other Trust expenses such as custodian fees. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.


For the fiscal year ended December 31, 1999, the following commissions were paid on brokerage transactions, pursuant to an agreement or understanding, to brokers because of research services provided by the brokers:


====================================================================================================================

Total Dollar Amount of Brokerage Commissions for        Total Dollar Amount of Transactions Involving Directed
                Research Services                            Brokerage Commissions for Research Services
--------------------------------------------------------------------------------------------------------------------

                    $402,975                                                      $0
====================================================================================================================



The Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions generally will be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or trust may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Advisor may, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or Summit Financial Services Group, a separate non-bank affiliate of the Advisor, both of which are registered brokers or dealers, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor or Summit Financial Services Group is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or Summit Financial Services Group to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of
commissions   paid  to  the  Distributor   and  will  review  these   procedures
periodically.

For the fiscal years ended December 31, 1997, 1998 and 1999, the Funds paid the following brokerage commissions:



====================================================================================================================

                  Fund                          Total Brokerage Commissions       Amounts Paid to SEI Investments(1)

                                            ------------------------------------ ===================================

                                              1997       1998        1999         1997      1998        1999
--------------------------------------------------------------------------------------------------------------------


U.S. Treasury Securities Plus Money            N/A        N/A        $15,835     $17,304     N/A        $15,835
Market Fund
--------------------------------------------------------------------------------------------------------------------

U.S. Treasury Securities Money Market Fund     N/A        N/A       $247,628      $2,134     N/A       $247,628
--------------------------------------------------------------------------------------------------------------------

Tax-Exempt Money Market Fund                   N/A        N/A          N/A         N/A       N/A         N/A
--------------------------------------------------------------------------------------------------------------------

Institutional Select Money Market Fund         N/A        N/A        $14,809      $2,625     N/A       $14,809
--------------------------------------------------------------------------------------------------------------------

Prime Obligation Money Market Fund             N/A        N/A        $28,100     $47,306     N/A       $28,100
--------------------------------------------------------------------------------------------------------------------

Intermediate-Term Government Securities        N/A        N/A          N/A         N/A       N/A         N/A
Fund
--------------------------------------------------------------------------------------------------------------------

Fixed Income Fund                              N/A        N/A          N/A         N/A       N/A         N/A
--------------------------------------------------------------------------------------------------------------------

Pennsylvania Municipal Securities Fund        $5,987      N/A          N/A         N/A       N/A         N/A
--------------------------------------------------------------------------------------------------------------------

New Jersey Municipal Securities Fund           N/A        N/A          N/A         N/A       N/A         N/A
--------------------------------------------------------------------------------------------------------------------

High Yield Bond Fund                            *         N/A          N/A          *        N/A         N/A
--------------------------------------------------------------------------------------------------------------------

Balanced Fund                                 $57,835     $67,206     $71,942      N/A       N/A         N/A
--------------------------------------------------------------------------------------------------------------------

Equity Income Fund                           $269,004    $137,889     $95,537      N/A       N/A         N/A
--------------------------------------------------------------------------------------------------------------------

Equity Index Fund                               *          N/A          N/A          *       N/A         N/A
--------------------------------------------------------------------------------------------------------------------

Equity Value Fund                            $359,684    $103,821    $148,533      N/A       N/A         N/A
--------------------------------------------------------------------------------------------------------------------

Equity Growth Fund                           $392,850    $471,889    $388,600      N/A       N/A         N/A
--------------------------------------------------------------------------------------------------------------------

Mid Cap Fund                                 $127,629    $121,969     $55,822      N/A       N/A         N/A
--------------------------------------------------------------------------------------------------------------------

International Equity Fund                     $61,452     $75,402     $51,347      N/A       N/A         N/A
====================================================================================================================

* An asterisk indicates that the Fund had not commenced operations for the period indicated. (1) The amounts paid to SEI Investments reflect fees paid in connection with repurchase agreement transactions.

For the fiscal years indicated, the Funds paid the following brokerage commissions:



====================================================================================================================

                           Total $ Amount of Brokerage       Total $ Amount Brokerage     % of Total    % of Total
                                 Commissions Paid              Commissions Paid to         Brokerage    Brokerage
          Fund                                                  Affiliated Brokers        Commissions  Transactions
                                                                                          Paid to the    Effected
                                                                                          Affiliated     Through
                                                                                            Brokers     Affiliated
                                                                                                         Brokers
                           -----------------------------------------------------------------------------------------

                            1997      1998       1999       1997     1998       1999         1999          1999
--------------------------------------------------------------------------------------------------------------------

U.S. Treasury               N/A        N/A      $15,835     N/A       N/A      $15,835       100%          100%
Securities Plus Money
Market Fund
--------------------------------------------------------------------------------------------------------------------

U.S. Treasury               N/A        N/A     $247,628     N/A       N/A     $247,628       100%          100%
Securities Money Market
Fund
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market     N/A        N/A        N/A       N/A       N/A        N/A          N/A          N/A
Fund
--------------------------------------------------------------------------------------------------------------------

Institutional Select        N/A        N/A      $14,809     N/A       N/A      $14,809       100%          100%
Money Market Fund
--------------------------------------------------------------------------------------------------------------------

Prime Obligation Money      N/A        N/A      $28,100     N/A       N/A      $28,100       100%          100%
Market Fund
--------------------------------------------------------------------------------------------------------------------

Intermediate-Term            $0        $0         N/A        $0       $0         N/A          N/A          N/A
Government Securities
Fund
--------------------------------------------------------------------------------------------------------------------

Fixed Income Fund            $0        $0         N/A        $0       $0         N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------

Pennsylvania Municipal     $5,987      $0         N/A        $0       $0         N/A          N/A          N/A
Securities Fund
--------------------------------------------------------------------------------------------------------------------

New Jersey Municipal         $0        $0         N/A        $0       $0         N/A          N/A          N/A
Securities Fund
--------------------------------------------------------------------------------------------------------------------

High Yield Bond Fund         *         N/A        N/A        *        N/A        N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------

Balanced Fund             $57,835    $67,206    $71,942      $0       $0         $0           0%            0%
--------------------------------------------------------------------------------------------------------------------

Equity Income Fund        $269,004  $137,889    $95,537      $0      $646        $34          0%            0%
--------------------------------------------------------------------------------------------------------------------

Equity Index Fund            *         N/A        N/A        *        N/A        N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------

Equity Value Fund         $359,684  $103,821   $148,533      $0      $216      $4,151         3%            3%
--------------------------------------------------------------------------------------------------------------------

Equity Growth Fund        $392,850  $471,889   $388,600      $0      $900      $6,515         2%            2%

--------------------------------------------------------------------------------------------------------------------

International Equity      $61,452    $75,402    $51,347      $0       $0         $0           0%            0%
Fund
--------------------------------------------------------------------------------------------------------------------

Mid Cap Fund              $127,629  $121,969    $55,822      $0     $4,972      $570          1%            1%
--------------------------------------------------------------------------------------------------------------------

* An asterisk indicates that the Fund had not commenced operations as of the period indicated.

"Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. At December 31, 1999, the following Funds held securities of the Trust's "regular brokers or dealers":

U.S. Treasury Securities Plus Money Market Fund: $2,466,000 in repurchase agreements with Barclays; $1,573,000 in repurchase agreements with Morgan Stanley; and $7,079,000 in repurchase agreements with J.P. Morgan; U.S. Treasury Securities Money Market Fund: $30,792,000 in repurchase agreements with Lehman Brothers; $31,226,000 in repurchase agreements with Morgan Stanley; $21,142,000 in repurchase agreements with Merrill Lynch; $12,426,000 in repurchase agreements with Prudential Securities; and $41,365,000 in repurchase agreements with J.P. Morgan; Tax Exempt Money Market Fund: $7,906,000 in cash equivalents issued by Goldman Sachs; Institutional Select Money Market Fund: $4,985,000 in commercial paper issued by Bank of America; $12,906,000 in commercial paper issued by Goldman Sachs; $10,266,000 in repurchase agreements with Lehman Brothers; $14,715,000 in commercial paper issued by Merrill Lynch; $4,985,000 in commerical paper issued by Bank of America; $4,989,000 in commerical paper issued by Deutsche Bank; $1,995,000 in commercial paper with J.P. Morgan; and $3,745,000 in repurchase agreements issued by J.P. Morgan; Prime Obligation Money Market Fund: $19,897,000 in commercial paper issued by Merrill Lynch; $2,661,000 in repurchase agreements with Barclays; $13,968,000 in commercial paper issued by Bank of America; $39,724,000 in commercial paper with Goldman Sachs; $4,989,000 in commerical paper with Deutsche Bank; $4,616,000 in repurchase agreements with Morgan Stanley; $34,872,000 in commercial paper issued by J.P. Morgan; and $3,183,000 in repurchase agreements with J.P. Morgan; Fixed Income Fund: $2,850,000 in corporate bonds issued by Bear Stearns; Balanced Fund: $1,656,000 in stocks issued by Bank of America; $771,000 in corporate bonds issued by Bear Stearns; $895,000 in corporate bonds issued by J.P. Morgan; $698,000 in corporate bonds issued by Goldman Sachs; $714,000 in stocks issued by Morgan Stanley; and $895,000 in corporate bonds issued by Merrill Lynch; $584,000 in stocks issued by Merrill Lynch; Equity Income Fund:
$1,255,000 in stocks issued by Bank of America; and $1,393,000 in stocks issued by J.P. Morgan; and Equity Value Fund: $3,513,000 in stocks issued by Bank of America; and $5,698,000 in stocks issued by J.P. Morgan.

II.      SEI INSTITUTIONAL MANAGED TRUST

SIMT has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by SIMT's Trustees, the advisors are responsible for placing orders to execute portfolio transactions. In placing orders, it is the SIMT Fund's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisors generally seek reasonably competitive spreads or commissions, the SIMT Fund will not necessarily be paying the lowest spread or commission available. The SIMT Fund will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

It is  expected  that  the SIMT  Fund  may  execute  brokerage  or other  agency transactions through the Distributor, a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules and regulations of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the SIMT Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the SIMT Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the SIMT Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

In connection with transactions effected for SIMT Fund operating within the "Manager of Managers" structure, SIMC and the various firms that serve as sub-advisor to the SIMT Fund of the Trust, in the exercise of joint investment discretion over the assets of the SIMT Fund, may direct a substantial portion of the SIMT Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

For the fiscal years indicated, the SIMT Fund paid the following brokerage fees:


====================================================================================================================

                                                                        % of Total       % of Total      Total $
                                               Total $ Amount of         Brokerage       Brokerage      Amount of
      Fund           Total $ Amount of       Brokerage Commissions   Commissions Paid   Transactions    Brokerage
                   Brokerage Commissions      Paid to Affiliated          to the          Effected     Commissions
                           Paid                     Brokers             Affiliated        Through       Paid for
                                                                          Brokers        Affiliated     Research
                                                                                          Brokers
                  --------------------------------------------------------------------------------------------------

                   1997      1998    1999     1997       1998   1999       1999             1999          1999
--------------------------------------------------------------------------------------------------------------------


SIMT Fund           $0        $0      $0       $0         $0     $0         0%               0%            $0
====================================================================================================================

The portfolio turnover rate for the SIMT Fund for the fiscal years indicated were as follows:


====================================================================================================================

                                                                 Portfolio Turnover Rate
                Fund
                                      ------------------------------------------------------------------------------

                                                  1997                         1998                    1999
--------------------------------------------------------------------------------------------------------------------

SIMT Fund                                         68%                          56%                      17%
====================================================================================================================



III.  SEI INDEX FUNDS

SIF has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the SIF Advisor is responsible for placing orders to execute portfolio transactions. In placing orders, it is SIF's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the SIF Advisor generally seeks reasonably competitive spreads or commissions, SIF will not necessarily be paying the lowest spread or commission available. SIF's policy of investing in securities with short maturities will result in high portfolio turnover. SIF will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

SIF does not expect to use one particular dealer, but, subject to SIF's policy of seeking the best net results, dealers who provide supplemental investment research to the SIF Advisor may receive orders to transactions by SIF. Information so received will be in addition to and not in lieu of the services required to be performed by the SIF Advisor under its Advisory Agreement, and the expenses of the SIF Advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

The money market securities in which the SIF Fund invests are traded primarily in the over-the-counter market generally do not involve either brokerage commissions or transfer taxes. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the SIF Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. The cost of executing portfolio securities transactions of the SIF Fund will primarily consist of dealer spreads and underwriting commissions.

The SIF Fund may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934 and the rules and regulations thereunder. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the SIF Fund on an exchange if a written contract is in effect between the Distributor and SIF expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by SIF for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commissions, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of SIF, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Since SIF does not market its shares through intermediary brokers or dealers, it is not SIF's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the SIF Advisor may place portfolio orders with qualified broker-dealers who recommend SIF to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

It is expected that the portfolio turnover rate will normally not exceed 100% for the SIF Fund. The portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable the Portfolio to receive favorable tax treatment.

For the fiscal years indicated, the SIF Fund paid the following brokerage commissions:


=====================================================================================================================

                                                                       % of Total    % of Total    Total $ Amount
                        Total $ Amount of        Total $ Amount of      Brokerage     Brokerage     of Brokerage
       Fund        Brokerage Commissions Paid  Brokerage Commissions   Commissions  Transactions  Commissions Paid
                                                 Paid to Affiliated    Paid to the    Effected      for Research
                                                      Brokers          Affiliated      Through
                                                                         Brokers     Affiliated
                                                                                       Brokers
                   --------------------------------------------------------------------------------------------------

                     1997     1998     1999      1997    1998   1999      1999          1999            1999
---------------------------------------------------------------------------------------------------------------------


SIF Fund            $99,663  $89,956    $0        $0      $0     $0         0             0              $0
=====================================================================================================================

The portfolio turnover rate for the SIF Fund for the fiscal years indicated were as follows:

=====================================================================================================================

                                                                  Portfolio Turnover Rate
                 Fund
                                         ----------------------------------------------------------------------------

                                                     1997                      1998                   1999
---------------------------------------------------------------------------------------------------------------------


SIF Fund                                              2%                        4%                     7%
=====================================================================================================================

THE DISTRIBUTOR AND THE DISTRIBUTION PLANS OF THE TRUST


SEI Investments Distribution Co., (the "Distributor"), a wholly owned subsidiary of SEI Investments, and the Trust are parties to: a distribution agreement (the "Distribution Agreement") dated February 28, 1992 which applies to Class A Shares and Class I Shares of the Funds; a distribution and service agreement (the "Class B Distribution Agreement") dated February 20, 1997, which applies to the Class B Shares of the Funds; and a distribution agreement dated May 15, 1997 (the "Class S Distribution Agreement"), which applies to the Class S Shares of the Funds. The Distributor has an obligation to use its best efforts to distribute shares of the Fund on a continuous basis. The Distributor receives no compensation for distribution of Class I shares, although it does receive compensation pursuant to a distribution plan with respect to the U.S. Treasury Securities Plus Money Market Fund as described below.

The Distribution Agreement, the Class B Distribution Agreement and the Class S Distribution Agreement are renewable annually and may be terminated by the Distributor, the Qualified Trustees, or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party. "Qualified Trustees" are Trustees of the Trust who are not interested persons and have no financial interest in the Distribution Agreement, Class B Distribution Agreement, Class S Distribution Agreement or any related agreement or plan.

The Distribution Plan adopted by the U.S. Treasury Securities Plus Money Market Fund shareholders (the "Distribution Plan") provides that the Trust will pay the Distributor a fee of up to .03% of the Portfolio's average daily net assets which the Distributor can use to compensate brokers or dealers and service providers, including Summit Bank and its affiliates, which provide distribution related services to shareholders or their customers who beneficially own shares of the Fund.

The distribution plan for Class A Shares (the "Class A Distribution Plan") provides that the Trust will pay the Distributor a fee of up to .25% of the Class A Shares average daily net assets which the Distributor can use to compensate brokers or dealers and service providers, including Summit Bank and its affiliates, which provide distribution related services to Class A shareholders or their customers who beneficially own Class A Shares.

The distribution and service plan for Class B Shares (the "Class B Distribution Plan") provides that the Trust will pay the Distributor a Rule 12b-1 fee of up to .75% of the Class B Shares' average daily net assets, which the Distributor can use to compensate brokers or dealers and service providers, including Summit Bank and its affiliates, that provide distribution-related services to Class B shareholders or their customers who beneficially own Class B Shares. In addition, the Class B Distribution Plan provides that the Trust will pay the Distributor a shareholder servicing fee of up to .25% of the Class B Shares, average daily net assets, which the Distributor can use to compensate service providers, including Summit Bank and its affiliates.

The distribution and service plan for Class S Shares (the "Class S Distribution Plan") provides that the Trust will pay the Distributor a Rule 12b-1 fee of up to .60% of the Class S Shares' average daily net assets, which the Distributor can use to compensate brokers or dealers, including Summit Bank and its affiliates, that provide distribution-related services to Class S Shares or their customers who beneficially own Class S Shares.

Services under the Distribution Plan, the Class A Distribution Plan, the Class B Distribution Plan and the Class S Distribution Plan (collectively, the "Plans") may include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law.

Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted each Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Continuance of each Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Qualified Trustees. Each Plan requires that quarterly written reports of amounts spent under the respective Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. No Plan may be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Trust. All material amendments of a Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.


The following Funds imposed a front-end sales charge upon their Class A shares in the amounts shown for the fiscal years ended December 31, 1997, 1998 and 1999:



====================================================================================================================

             Fund                      Dollar Amount of Loads        Dollar Amount of Loads Retained
                                                                           by SEI Investments
                                  ----------------------------------------------------------------------------------

                                    1997       1998         1999        1997        1998             1999
--------------------------------------------------------------------------------------------------------------------

Intermediate-Term Government           $0      $7,775        $834         $0         $788            $113
Securities Fund
--------------------------------------------------------------------------------------------------------------------

Fixed Income Fund                  $5,218     $40,912      $2,874       $729       $3,562            $177
--------------------------------------------------------------------------------------------------------------------

Pennsylvania Municipal             $1,877      $3,942        $219       $221         $445             $23
Securities Fund
--------------------------------------------------------------------------------------------------------------------

New Jersey Municipal Securities               $24,509     $25,913     $1,995       $2,859          $2,890
Fund
--------------------------------------------------------------------------------------------------------------------

High Yield Bond Fund                  *        $7,891      $1,801       *            $775            $180
--------------------------------------------------------------------------------------------------------------------

Balanced Fund                     $27,532     $71,968     $40,323     $3,510       $7,297          $4,308
--------------------------------------------------------------------------------------------------------------------

Equity Income Fund                $75,235     $71,178     $28,315     $8,933       $7,505          $3,111
--------------------------------------------------------------------------------------------------------------------

Equity Index Fund                     *        $4,488     $29,111       *            $461          $2,988
--------------------------------------------------------------------------------------------------------------------

Equity Value Fund                 $81,148     $99,124     $58,708     $9,933      $10,614          $6,314
--------------------------------------------------------------------------------------------------------------------

Equity Growth Fund                 $1,275     $43,030     $23,425       $122       $4,393          $2,502
--------------------------------------------------------------------------------------------------------------------

Mid Cap Fund                       $1,495          $0          $0       $215           $0              $0
--------------------------------------------------------------------------------------------------------------------

International Equity Fund            $830        $373        $440        $91          $40             $45
--------------------------------------------------------------------------------------------------------------------


* An asterisk indicates that the Fund had not commenced operations as of the period indicated.


The U.S. Treasury Securities Money Market Fund, Tax-Exempt Money Market Fund and Prime Obligation Money Market Fund offer Class A Shares without a sales charge, and therefore, no information is provided with respect to such Funds. Class B Shares do not impose front-end sales charges. Class S Shares and Class I Shares, the U.S. Treasury Securities Plus Money Market Fund and the Institutional Select Money Market Fund do not impose sales charges.

The following Funds imposed a contingent deferred sales charge ("CDSC") upon their Class B shares in the amounts shown for the fiscal years ended December 31, 1997, 1998 and 1999:

=======================================================================================================

             Fund                      Dollar Amount of Loads        Dollar Amount of Loads Retained
                                                                           by SEI Investments
                                   --------------------------------------------------------------------

                                     1997      1998         1999       1997        1998        1999
-------------------------------------------------------------------------------------------------------

Prime Obligation Money Market           $0        $0            $0       *          $0          $0
Fund
-------------------------------------------------------------------------------------------------------
Fixed Income Fund                   $4,845    $6,546       $85,390       *          $0          $0
-------------------------------------------------------------------------------------------------------
High Yield Bond Fund                  *           $0       $40,606       *          $0          $0
-------------------------------------------------------------------------------------------------------
Balanced Fund                       $1,250   $21,942      $159,100       *          $0          $0
-------------------------------------------------------------------------------------------------------
Equity Income Fund                  $2,783   $58,426      $136,775       *          $0          $0
-------------------------------------------------------------------------------------------------------
Equity Index Fund                     *           $0       $77,601       *          $0          $0
-------------------------------------------------------------------------------------------------------
Equity Value Fund                   $4,796   $55,676      $108,587       *          $0          $0
-------------------------------------------------------------------------------------------------------
Equity Growth Fund                     $49    $6,813       $56,996       *          $0          $0
-------------------------------------------------------------------------------------------------------
International Equity Fund               $0       $70        $1,012       *          $0          $0
=======================================================================================================

* An asterisk indicates that the Class B Shares of the Fund had not commenced operations as of the period indicated.


For the fiscal year ended December 31, 1999, the Class A Shares of the Funds incurred the following distribution expenses:


====================================================================================================================
                    Fund                            Total           Total
                                                Distribution     Distribution      Sales     Printing     Other
                                                  Expenses       Expenses (as    Expenses      Costs      Costs
                                                                  a % of net
                                                                   assets)
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Money Market Fund        $238,677           .25%           N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                       $57,993           .25%           N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
Prime Obligation Money Market Fund                 $9,301            .25%           N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
Intermediate-Term Government Securities Fund       $2,662            .25%           N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
Fixed Income Fund                                  $10,351           .25%           N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                                $491             .25%           N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal Securities Fund              $953             .25%           N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
New Jersey Municipal Securities Fund               $35,156           .25%           N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
Balanced Fund                                      $27,863           .25%           N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
Equity Income Fund                                 $45,344           .25%           N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                  $2,837            .25%           N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
Equity Value Fund                                  $47,564           .25%           N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
Equity Growth Fund                                 $10,512           .25%           N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
International Equity Fund                          $1,436            .25%           N/A         N/A         N/A
====================================================================================================================
*An  asterisk  indicates  that the Class A Shares of the Fund had not  commenced operations as of the period indicated.


For the fiscal year ended December 31, 1999, the Class B Shares of the Funds incurred the following distribution expenses:

====================================================================================================================
                                                    Total           Total
                                               Distribution     Distribution      Sales      Printing      Other
                    Fund                          Expenses       Expenses (as    Expenses      Costs       Costs
                                                                  a % of net
                                                                   assets)
--------------------------------------------------------------------------------------------------------------------
Prime Obligation Money Market Fund                 $8,236           1.00%           N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
Fixed Income Fund                                  $80,944          1.00%           N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                               $44,841          1.00%           N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
Balanced Fund                                     $310,950          1.00%           N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
Equity Income Fund                                $190,876          1.00%           N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                 $141,612          1.00%           N/A          *          N/A
--------------------------------------------------------------------------------------------------------------------
Equity Value Fund                                 $271,486          1.00%           N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
Equity Growth Fund                                $130,747          1.00%           N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------
International Equity Fund                          $4,885           1.00%           N/A         N/A         N/A
====================================================================================================================

*An asterisk indicates that the Class B Shares of the Fund had not commenced operations as of the period indicated.



For the fiscal year ended December 31, 1999, the Class S Shares of the Prime Obligation Money Market Fund incurred the following distribution expenses:

====================================================================================================================
                                     Total            Total
                                  Distribution     Distribution    Sales Expenses    Printing        Other Costs
                                    Expenses      Expenses (as a                       Costs
                                                 % of net assets)
--------------------------------------------------------------------------------------------------------------------
Prime Obligation Money
Market Fund                        $509,114            .35%             N/A             N/A              N/A
--------------------------------------------------------------------------------------------------------------------
Class I Shares do not have distribution expenses.



For the fiscal year ended December 31, 1999, the U.S. Treasury Securities Plus Money Market Fund incurred the following distribution expenses:

====================================================================================================================
                                     Total            Total
                                  Distribution     Distribution    Sales Expenses    Printing        Other Costs
                                    Expenses      Expenses (as a                       Costs
                                                 % of net assets)
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Plus
Money Market Fund                   $18,670            .03%             N/A             N/A              N/A
--------------------------------------------------------------------------------------------------------------------


                   DISTRIBUTION OF THE SIMT FUND AND SIF FUND

I.       SIMT FUND




SEI Investments Distribution Co. also serves as the distributor for the Class A Shares of the SIMT Fund pursuant to a distribution agreement with SIMT.

Under the Class A Distribution Agreement, the Distributor has agreed to perform all distribution services and functions of the SIF Fund to the extent such services and functions are not provided to the SIMT Fund pursuant to another agreement. The Distribution Agreement provide that the shares of the SIMT Fund are distributed through the Distributor. The Distributor receives no compensation for distribution of Class A Shares.

The Distribution Agreement provides that it will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of SIMT and by the vote of the majority of those board members of SIMT who are not interested persons of SIMT.

The Portfolio has also adopted a shareholder servicing plan for their Class A Shares (the "Service Plan"). Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the SIMT Fund may pay the Distributor a negotiated fee at a rate of up to 0.25% annually of the average daily net assets of the SIMT Fund attributable to Class A Shares subject to the arrangement for provision of shareholder and administrative services. The Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

II.      SIF FUND

SEI Investments Distribution Co. also serves as the distributor for the Class E Shares of the SIF Fund pursuant to a distribution agreement with SIF.

Under the Class E Distribution Agreement, the Distributor has agreed to perform all distribution services and functions of the SIF Fund to the extent such services and functions are not provided to the SIF Fund pursuant to another agreement. The Distribution Agreement provide that the shares of the SIF Fund are distributed through the Distributor. The Distributor receives no compensation for distribution of Class E shares.

The Distribution Agreement provides that it will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of SIF and by the vote of the majority of those board members of SIF who are not interested persons of SIF.

The Portfolio has also adopted a shareholder servicing plan for their Class E Shares (the "Service Plan"). Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the SIF Fund may pay the Distributor a negotiated fee at a rate of up to 0.25% annually of the average daily net assets of the SIF Fund attributable to Class E Shares subject to the arrangement for provision of shareholder and administrative services. The Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

                                   PERFORMANCE

COMPUTATION OF YIELD

MONEY MARKET FUNDS. From time to time the Money Market Funds advertise their "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Funds refers to the income generated by an investment in a Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1) 365/7)] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The Tax-Exempt Money Market Fund may also calculate its tax equivalent yield as described under "Other Yields" below.


For the 7-day period ended December 31, 1999, the Money Market Funds' current, effective and tax-equivalent yields were as follows:

====================================================================================================================
                        Fund                          Class    Current Yield    Effective Yield  Tax-Equivalent
                                                                     (%)              (%)             Yield
                                                                                                       (%)
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Plus Money Market Fund         N/A         4.30             4.39              N/A
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Money Market Fund               I          4.17             4.25              N/A
                                                     ---------------------------------------------------------------
                                                         A          3.92             3.99              N/A
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                             I          3.76             3.83              6.23
                                                     ---------------------------------------------------------------
                                                         A          3.51             3.57              5.81
--------------------------------------------------------------------------------------------------------------------
Institutional Select Money Market Fund                  N/A         5.59             5.74              N/A
--------------------------------------------------------------------------------------------------------------------
Prime Obligation Money Market Fund                       I          5.27             5.41              N/A
                                                     ---------------------------------------------------------------
                                                         A          5.02             5.14              N/A
                                                     ---------------------------------------------------------------
                                                         B          4.27             4.36              N/A
                                                     ---------------------------------------------------------------
                                                         S          4.92             5.04              N/A
====================================================================================================================


OTHER  YIELDS.  The Funds may  advertise a 30-day  yield.  These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[{(a-b)/cd + 1}6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The tax equivalent yield for the Tax-Exempt Money Market, New Jersey Municipal Securities and Pennsylvania Municipal Securities Funds is computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. (Tax equivalent yields assume the payment of federal income taxes at a rate of 39.6% and, if applicable, New Jersey income taxes at a rate of 6.37% and Pennsylvania income taxes at a rate of 2.8%).

Yields are one basis upon which investors may compare the Funds with other funds; however, yields of other funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

For the 30-day period ended December 31, 1999 the yields on the Fixed Income Funds were as follows:

====================================================================================================================
            Fund                          Class                      Current                  Tax Equivalent
                                                                      Yield                        Yield
                                                                       (%)                          (%)
--------------------------------------------------------------------------------------------------------------------
Fixed Income Fund                           I                          6.25                         N/A
                               -------------------------------------------------------------------------------------
                                            A                          5.73                         N/A
                               -------------------------------------------------------------------------------------
                                            B                          5.23                         N/A
--------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                        I                          8.29                         N/A
                               -------------------------------------------------------------------------------------
                                            A                          8.04                         N/A
                               -------------------------------------------------------------------------------------
                                            B                          7.26                         N/A
--------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal                      I                          4.96                        8.61
Securities Fund
                               -------------------------------------------------------------------------------------
                                            A                          4.56                        7.92
--------------------------------------------------------------------------------------------------------------------
New Jersey Municipal                        I                          4.32                        8.00
Securities Fund
                               -------------------------------------------------------------------------------------
                                            A                          3.94                        7.29
--------------------------------------------------------------------------------------------------------------------
Intermediate-Term Government                I                          6.00                         N/A
Securities Fund
                               -------------------------------------------------------------------------------------
                                            A                          5.48                         N/A
====================================================================================================================
* Not in operation as of the period indicated.


CALCULATION OF TOTAL RETURN

From time to time, the Funds may advertise total return on an "average annual total return" basis and on an "aggregate total return" basis for various periods. Average annual total return reflects the average annual percentage change in the value of an investment in a Fund over the particular measuring period. Aggregate total return reflects the cumulative percentage change in value over the measuring period. Aggregate total return is computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P (1 +
T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period or the life of the fund. The formula for calculating aggregate total return can be expressed as (ERV/P)-1.

The calculation of total return assumes reinvestment of all dividends and capital gains distributions on the reinvestment dates during the period and that the entire investment is redeemed at the end of the period. In addition, the maximum sales charge for each Fund is deducted from the initial $1,000 payment. Total return may also be shown without giving effect to any sales charges.


Based on the  foregoing,  the average total returns for the Funds from inception through December 31, 1999 were as follows:
====================================================================================================================

                  FUND                                CLASS                 AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------------------------------------------
                                                                       ONE YEAR      FIVE     TEN        SINCE
                                                                                     YEAR     YEAR    INCEPTION(1)
                                             -----------------------------------------------------------------------
Intermediate-Term Government
Securities Fund                              I                          -0.83        6.07     N/A         5.06
                                             -----------------------------------------------------------------------
                                             A (no load)                -1.18        5.79     N/A         4.79
                                             -----------------------------------------------------------------------
                                             A (load)                   -5.11        4.92     N/A         4.24
--------------------------------------------------------------------------------------------------------------------
Fixed Income Fund                            I                          -1.71        6.72     N/A         6.04
                                             -----------------------------------------------------------------------
                                             A (no load)                -1.97        6.41     N/A         5.76
                                             -----------------------------------------------------------------------
                                             A (load)                   -6.17        5.49     N/A         5.17
                                             -----------------------------------------------------------------------
                                             B (no load)                -2.57        N/A      N/A         3.79
                                             -----------------------------------------------------------------------
                                             B (load)                   -7.70        N/A      N/A         2.38
--------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal Securities Fund       I                          -7.05        3.89     N/A         3.10
                                             -----------------------------------------------------------------------
                                             A (no load)                -7.32        3.57     N/A         2.83
                                             -----------------------------------------------------------------------
                                             A (load)                   -10.13       2.93     N/A         2.36
--------------------------------------------------------------------------------------------------------------------
New Jersey Municipal Securities Fund         I                          -1.60        5.28     N/A         4.97
                                             -----------------------------------------------------------------------
                                             A (no load)                -1.87        4.94     N/A         4.61
                                             -----------------------------------------------------------------------
                                             A (load)                   -4.84        4.29     N/A         4.19
--------------------------------------------------------------------------------------------------------------------
Balanced Fund                                I                           9.33       17.68     N/A        12.37
                                             -----------------------------------------------------------------------
                                             A (no load)                 9.04       17.38     N/A        12.08
                                             -----------------------------------------------------------------------
                                             A (load)                    3.05       16.06     N/A        11.27
                                             -----------------------------------------------------------------------
                                             B (no load)                 8.20        N/A      N/A        14.49
                                             -----------------------------------------------------------------------
                                             B (load)                    2.70        N/A      N/A        13.27
--------------------------------------------------------------------------------------------------------------------
Equity Income Fund                           I                           5.77       19.31     N/A        14.15
                                             -----------------------------------------------------------------------
                                             A (no load)                 5.50       18.99     N/A        13.86
                                             -----------------------------------------------------------------------
                                             A (load)                   -0.33       17.65     N/A        13.03
                                             -----------------------------------------------------------------------
                                             B (no load)                 4.72        N/A      N/A        11.27
                                             -----------------------------------------------------------------------
                                             B (load)                   -0.78        N/A      N/A         9.99
--------------------------------------------------------------------------------------------------------------------
Equity Value Fund                            I                          14.12       24.95     N/A        16.60
                                             -----------------------------------------------------------------------
                                             A (no load)                13.77       24.57     N/A        16.29
                                             -----------------------------------------------------------------------
                                             A (load)                    7.49       23.18     N/A        15.44
                                             -----------------------------------------------------------------------
                                             B (no load)                12.95        N/A      N/A        19.56
                                             -----------------------------------------------------------------------
                                             B (load)                    7.45        N/A      N/A        18.42
--------------------------------------------------------------------------------------------------------------------
Equity Growth Fund                           I                          49.62        N/A      N/A        31.59
                                             -----------------------------------------------------------------------
                                             A (no load)                49.12        N/A      N/A        31.05
                                             -----------------------------------------------------------------------
                                             A (load)                   40.92        N/A      N/A        28.54
                                             -----------------------------------------------------------------------
                                             B (no load)                47.97        N/A      N/A        32.47
                                             -----------------------------------------------------------------------
                                             B (load)                   42.47        N/A      N/A        31.49
--------------------------------------------------------------------------------------------------------------------
Mid Cap Fund                                 I                           4.03       12.88     N/A         9.92
--------------------------------------------------------------------------------------------------------------------
International Equity Fund                    I                          45.46        N/A      N/A        14.83
                                             -----------------------------------------------------------------------
                                             A (no load)                45.09        N/A      N/A        14.54
                                             -----------------------------------------------------------------------
                                             A (load)                   37.13        N/A      N/A        13.16
                                             -----------------------------------------------------------------------
                                             B (no load)                44.13        N/A      N/A        17.02
                                             -----------------------------------------------------------------------
                                             B (load)                   38.63        N/A      N/A        15.85
====================================================================================================================
(1) Class I and Class A Shares of the  Funds  commenced  operations  on April 1,
1992,  except:the  Pennsylvania  Municipal  Securities  Fund -Class I Shares and
Class  A  Shares,  commenced  operations  on May  3,  1993  and  May  13,  1993, respectively;  the New Jersey  Municipal  Securities  Fund - Class I and Class A
Shares,  commenced operations on May 4, 1992; the Equity Growth Fund-Class I and
Class A Shares,  commenced operations on February 3, 1997; and the International




Equity Fund - Class I and Class A Shares, commenced operations on May 1, 1995 and May 4, 1995, respectively.

Class B Shares of the Funds  commenced  operations as follows:  the Fixed Income
Fund,  May 16, 1997; the Balanced Fund, May 8, 1997; the Equity Growth Fund, May
21, 1997; the Equity Value Fund, May 12, 1997; the Equity Income Fund and and the International Equity Fund, May 7, 1997.

** Not in operation during period.

Each Feeder Fund may advertise the performance of its corresponding  Master Fund adjusted to reflect  applicable sales loads and operating  expenses,  other than
Rule 12b-1 fees.  The data for the SIMT Fund and the SIF Fund set forth below is
adjusted  to  reflect  feeder  level  operating   expenses  of  .40%  and  .55%,
respectively.   In  the  absence  or   reduction   of  current  fee  waivers  or
reimbursements, total return would be reduced.

The following  table shows total returns for the Class A Shares of the SIMT Fund for inception  through September 30, 1999 and the Class E Shares of the SIF Fund
for inception through March 31, 1999:
====================================================================================================================
                                                                           AVERAGE ANNUAL TOTAL RETURN
                                                                  --------------------------------------------------
                                                 CLASS/
                  FUND                        WITH/WITHOUT
                                                  LOAD
--------------------------------------------------------------------------------------------------------------------
                                                                    ONE YEAR      FIVE     TEN YEARS      SINCE
                                                                                 YEARS                  INCEPTION
--------------------------------------------------------------------------------------------------------------------
SIMT Fund (commenced operations on              Class A               3.51         *           *          10.24
January 11, 1995)                             Without Load
--------------------------------------------------------------------------------------------------------------------
SIF Fund (commenced operations on               Class E              28.34       23.77       18.95        17.76
August l, 1985)                               Without Load
====================================================================================================================


*        Not in operation during period.

The Funds' performance may from time to time be compared to other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services) or financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives. The Funds may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Funds may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Funds may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Funds may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Funds may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                       PURCHASE AND REDEMPTION OF SHARES

It is currently the Trust's policy to pay for each Fund's redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the New York Stock Exchange, the Advisor and/or Sub-Advisor, the Administrator and/or the Custodian are not open for business. Additionally, the Trust reserves the right to suspend sales of shares of a Feeder Fund for any period during which the corresponding Master Fund is not open for business. The New York Stock Exchange will not open when the following holidays are observed:
New Year's Day; Martin Luther King, Jr., Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas. In addition, as it relates to the Money Market Funds, the Federal Reserve will not open when the following holidays are observed: Columbus Day and Veterans' Day.

                              SHAREHOLDER SERVICES

DISTRIBUTION INVESTMENT OPTION: Distributions of dividends and capital gains made by the Funds may be automatically invested in shares of one of the Funds if shares of the Funds are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the prospectus of the other Funds and consider the differences in objectives and policies before making any investment. This option is not available for cash management account shareholders.

REINSTATEMENT PRIVILEGE: In addition to a similar Class A shares' sales load waiver described in the prospectus, a shareholder who has redeemed his or her shares of any of the Funds has a one-time right to reinvest the redemption proceeds in shares of any of the Funds at their net asset value as of the time of reinvestment. Such a reinvestment must be made within 30 days of the redemption and is limited to the amount of the redemption proceeds. Although redemptions and repurchases of shares are taxable events, a reinvestment within such 30-day period in the same Fund is considered a "wash sale" and results in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. The investor must notify the transfer agent at the time the trade is placed that the transaction is a reinvestment.

                        DETERMINATION OF NET ASSET VALUE

I.       THE TRUST

The net asset value per share of the Money Market Funds is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a similar computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

The Money Market Funds' use of amortized cost and the maintenance of each Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

Shares will normally be issued for cash only. Transactions involving the issuance of shares for securities or assets other than cash will be limited to a bona fide reorganization, statutory merger or will be limited to other acquisitions of portfolio securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) which: meet the investment objectives and policies of the investment company; are acquired for investment and not for resale; are liquid securities which are not restricted as to transfer either by law or liquidity of market; and have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or NASDAQ.

The securities of the Funds are valued by the Administrator. The Administrator may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees. Although the methodology and procedures are identical, the net asset value per share of Class I, Class A, Class B and Class S shares of the Funds may differ because of the distribution expenses and shareholders servicing fees charged to Class A shares, Class B shares and/or Class S shares.

A pricing service values portfolio securities, which are primarily traded on a domestic exchange, at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. A Fund security that is primarily traded on a foreign securities exchange is generally valued at its preceding closing value on the exchange, provided that if an event occurs after the security is so valued that is likely to have changed its value, then the fair value of those securities will be determined through consideration of other factors by or under the direction of the Board of Trustees. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of valuation.

Certain of the securities acquired by a Fund may be traded on foreign exchanges or over-the-counter markets on days on which the Fund's net asset value is calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

II.      SIMT AND SIF

The purchase and redemption price of shares is the net asset value of each share. A Portfolio's securities are valued by SIMC pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each day on which the New York Stock Exchange is open for business or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of SIMT and SIF under the general supervision of the Trustees.

                         GENERAL INFORMATION AND HISTORY

GENERAL INFORMATION

THE TRUST
The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated September 9, 1991. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. The Trust currently consists of the U.S. Treasury Securities Plus Money Market Fund, Institutional Select Money Market Fund, U.S. Treasury Securities Money Market Fund, Prime Obligation Money Market Fund, Tax-Exempt Money Market Fund, Fixed Income Fund, New Jersey Municipal Securities Fund, Pennsylvania Municipal Securities Fund, Intermediate-Term Government Securities Fund, High Yield Bond Fund, Equity Growth Fund, Mid Cap Fund, Equity Income Fund, Equity Value Fund, International Equity Fund, Equity Index Fund and Balanced Fund. Shares of the portfolios are offered through up to four separate classes of shares (Class A, B, I and S). All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and are subject to liabilities related thereto.

Each Fund pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services, registering the shares under federal laws and filing with state securities commissions, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

SIMT and SIF are organized as Massachusetts business trusts. The Trustees believe that neither the High Yield Bond Fund nor the Equity Index Fund will be adversely affected by reason of investing in the SIMT Fund and the SIF Fund, respectively.

TRUSTEES OF THE TRUST
The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS
Each share held entitles a shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

In the case of the High Yield Bond and Equity Index Funds, whenever a vote is required on matters pertaining to the SIMT Fund or SIF Fund, respectively, the Trust will either (a) seek instructions from the appropriate Fund's shareholders with regard to the voting of the proxies and vote such proxies only in accordance with such instructions; or (b) vote the shares held by it in the same proportion as the vote of all the other shareholders of the particular Feeder Fund. In either instance, other investors in the SIMT Fund or SIF Fund could control the results of voting at the master level.

REPORTING
The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.

SHAREHOLDER INQUIRIES
Shareholder inquiries should be directed to The Pillar Funds, P.O. Box 8523, Boston, MA 02266-8523.

DIVIDENDS
Shareholders automatically receive all income dividends and capital gain distributions in additional shares, as appropriate, at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the distribution. If any capital gain is realized, substantially all of it will be distributed at least annually.

Dividends and distributions of each Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

The amount of dividends payable on Class A Shares and Class B Shares will be less than the dividends payable on Class I Shares because of the distribution expenses charged to Class A and Class B Shares.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds, each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds; shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of a series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

The names and addresses of the holders of 5% or more of the outstanding shares of any Fund as of April 3, 2000 and the percentage of outstanding shares of such Fund held by such shareholders as of such date are, to Trust management's knowledge, as follows:

--------------------------------------------------------------------------------------------------------------
                                                                                                   Percent of
Fund                                          Name and Address                                     Beneficial
                                                                                                   Ownership
--------------------------------------------------------------------------------------------------------------
Institutional Select Money                    Summit Bank                                              74.47%
Market Fund:                                  Attn: Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ 07602-0821
                                              Acct #1181-1
--------------------------------------------------------------------------------------------------------------
                                              Summit Asset Management                                  25.53%
                                              c/o Lori Minervini
                                              P.O. Box 821
                                              Hackensack, NJ  07602-0821
                                              Acct #2283-9
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities                      Summit Bank                                              80.60%
Money Market Fund -                           Attn: Patricia Kyritz
Class I:                                      P.O. Box 821
                                              Hackensack, NJ 07602-0821
                                              Acct #1181-1
--------------------------------------------------------------------------------------------------------------
                                              Summit Asset Management                                  18.75%
                                              c/o Lori Minervini
                                              P.O. Box 821
                                              Hackensack, NJ  07602-0821
                                              Acct #2283-9
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Money Market         Summit Asset Management                                  98.09%
Fund -                                        c/o Lori Minervini
Class A:                                      P.O. Box 821
                                              Hackensack, NJ  07602-0821
                                              Acct #2283-9
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Plus Money           Integrated Packaging Corporation                          9.34%
Market Fund:                                  c/o Dannie Warren
                                              122 Quentin Road New Brunswick, NJ
                                              08901-3263 Acct # 6135-3
--------------------------------------------------------------------------------------------------------------
                                              Pedtricktown Cogeneration                                13.99%
                                              Limited Parternship
                                              13880 Dulles Corner Ln
                                              Herndon, VA 20171-4600
                                              Acct # 401780-8
--------------------------------------------------------------------------------------------------------------
Prime Obligation                              Summit Bank                                              59.40%
Money Market Fund -                           Attn: Patricia Kyritz
Class I:                                      P.O. Box 821
                                              Hackensack, NJ 07602-0821
                                              Acct # 1181-1
--------------------------------------------------------------------------------------------------------------
                                              Summit Asset Management                                  26.34%
                                              c/o Lori Minervini
                                              P.O. Box 821
                                              Hackensack, NJ  07602-0821
                                              Acct #2283-9
--------------------------------------------------------------------------------------------------------------
                                              Summit Financial Services Group (FBO)                    14.16%
                                              Attn: Richard Jennings
                                              1457 MacArthur Road
                                              Whitehall, PA  18052-5787
                                              Acct # 2016795-2
--------------------------------------------------------------------------------------------------------------
Prime Obligation Money Market                 Summit Asset Management                                 100.00%
Fund - Class S:                               c/o Lori Minervini
                                              P.O. Box 821
                                              Hackensack, NJ 07602-0821
                                              Acct #2283-9
--------------------------------------------------------------------------------------------------------------
Prime Obligation Money Market                 Summit Bank (401K)                                       12.88%
 Fund - Class A:                              c/o Summit Bank
                                              Attn: Patricia Kyritz
                                              P.O. Box 821
                                              Hackensack, NJ 07602-0821

                                              Ellen Silver & Adam Silver JTTEN                          5.02%
                                              59 Ueland Road
                                              Red Bank, NJ 07701-5260
--------------------------------------------------------------------------------------------------------------
Prime Obligation Money Market                 Summit Financial Services Group (FBO)                    12.62%
Fund - Class B:                               V Schepis
                                              One Bethlehem Plaza
                                              Bethlehem, PA 18018-5786
                                              Acct # 799000018-4

                                              Summit Financial Services Group (FBO)                     5.08%
                                              Paul Cheety
                                              One Bethlehem Plaza
                                              Bethlehem, PA 18018-5786
                                              Acct # 799000104-4

                                              Summit Financial Services Group (FBO)                     7.92%
                                              Ruth E. Bryant
                                              One Bethlehem Plaza
                                              Bethlehem, PA 18018-5786
                                              Acct # 799000119-6

                                              Summit Financial Services Group (FBO)                     6.58%
                                              Gary K Plefka
                                              One Bethlehem Plaza
                                              Bethlehem, PA 18018-5786
                                              Acct # 799000132-9
--------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund -                Summit Bank                                              91.42%
Class I:                                      Attn: Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ 07602-0547
                                              Acct # 1181-1

                                              Summit Financial Services Group (FBO)                     8.52%
                                              Attn: Richard Jennings
                                              P.O. Box 22227
                                              Lehigh Valley, PA 18002-2227
                                              Acct # 2016795-2
--------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund -                Summit Asset Management                                  96.58%
Class A:                                      c/o Lori Minervini
                                              P.O. Box 821
                                              Hackensack, NJ  07602-0821
                                              Acct #2283-9
--------------------------------------------------------------------------------------------------------------
Equity Growth Fund - Class I:                 Summit Bank                                              21.22%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 118-0

                                              Summit Bank                                              76.74%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 1182-4
--------------------------------------------------------------------------------------------------------------
Equity Growth Fund - Class A:                 Summit Financial Services Group (FBO)                     8.36%
                                              Pepter J Peff IRA
                                              One Bethlehem Plaza
                                              Bethlehem, PA 18018-5786
                                              Acct # 7980000038-3

                                              Summit Financial Services Group (FBO)                     7.01%
                                              Frances Putman IRA
                                              One Bethlehem Plaza
                                              Bethlehem, PA 18018-5786
                                              Acct # 7980000130-8
--------------------------------------------------------------------------------------------------------------
Fixed Income Fund - Class I:                  Summit Bank                                              25.29%
                                              Attn: Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ 07602-0547
                                              Acct # 118-0

                                              Summit Bank                                              28.87%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 1181-1

-                                             Summit Bank                                              43.62%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 1182-4

--------------------------------------------------------------------------------------------------------------
Fixed Income Fund - Class A                   Summit Bank (401K)                                       13.74%
                                              c/o Summit Bank
                                              Attn: Patricia Kyritz
                                              P.O. Box 821
                                              Hackensack, NJ 07602-0821
                                              Acct # 2070055-5

                                              Summit Financial Services Group (FBO)                     5.23%
                                              Rochford H Ern IRA
                                              One Bethlehem Plaza
                                              Bethlehem, PA 18018-5786

--------------------------------------------------------------------------------------------------------------
New Jersey Municipal                          Summit Bank                                              11.59%
Securities Fund - Class I:                    Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 118-0

                                              Summit Bank                                              37.33%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 1181-1

                                              Summit Bank                                              48.73%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 1182-4

--------------------------------------------------------------------------------------------------------------
Equity Value Fund - Class I:                  Summit Bank                                              46.68%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 118-0

                                              Summit Bank                                              50.99%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 1182-4

--------------------------------------------------------------------------------------------------------------
Equity Income Fund - Class I:                 Summit Bank                                              21.68%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 118-0

                                              Summit Bank                                              73.96%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 1182-4

--------------------------------------------------------------------------------------------------------------
Equity Income Fund -                          Summit Bank                                              11.08%
Class A:                                      Attn: Patricia Kyritz
                                              P.O. Box 8211
                                              Hackensack, NJ 07602-0821
                                              Acct # 2070055-5

--------------------------------------------------------------------------------------------------------------
Mid Cap Fund - Class I:                       Summit Bank                                              44.95%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 118-0

                                              Summit Bank                                              48.32%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 1182-4

--------------------------------------------------------------------------------------------------------------
Balanced Fund - Class I:                      Summit Bank                                              71.18%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 118-0

                                              Summit Bank                                              10.90%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 1181-1

                                              Summit Bank                                              17.89%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 1182-4

--------------------------------------------------------------------------------------------------------------
Balanced Fund - Class A:                      Summit Bank                                               6.68%
                                              Attn: Patricia Kyritz
                                              P.O. Box 821
                                              Hackensack, NJ 07602-0821
                                              Acct # 2070055-5

--------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal                        Summit Bank                                              67.49%
Securities Fund - Class I:                    Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 1181-1

                                              Summit Bank                                              31.34%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 1182-4

--------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal Securities             D. Lorraine Warner                                        7.41%
Fund - Class A                                14 Shagbark Ct. W
                                              Harleysville, PA 19438-2948
                                              Acct # 2070232-0

                                              Margarett A. Wernett                                     34.55%
                                              16 1/2 3rd  Avenue  Lehighton,  PA
                                              18235-2645 Acct # 60045005-0

                                              James Dalsasso &                                          8.09%
                                              Barbara J. Dalsasso JTTEN
                                              1934 Windsor Road
                                              Bethlehem, PA 18017-3357
                                              Acct # 60060459-2

                                              Summit Financial Services Group (FBO)                    15.02%
                                              William A. Bernhardt
                                              One Bethlehem Plaza
                                              Bethlehem, PA 18018-5786
                                              Acct # 7240000001-0

                                              Summit Financial Services Group (FBO)                    16.60%
                                              Elisabeth Kotlar
                                              One Bethlehem Plaza
                                              Bethlehem, PA 18018-5786
                                              Acct # 7240000003-6

                                              Summit Financial Services Group (FBO)                     6.45%
                                              Robert B. Fratta
                                              One Bethlehem Plaza
                                              Bethlehem, PA 18018-5786
                                              Acct # 7240000008-1

--------------------------------------------------------------------------------------------------------------
International Equity Fund -                   Summit Bank                                              29.44%
Class I:                                      Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 118-0

                                              Summit Bank                                              12.37%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 1181-1

                                              Summit Bank                                              56.51%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 1182-4

--------------------------------------------------------------------------------------------------------------
Intermediate-Term Government                  Summit Bank                                              36.80%
Securities Fund - Class I:                    Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 118-0

                                              Summit Bank                                              18.24%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 1181-1

                                              Summit Bank                                              41.77%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 1182-4

--------------------------------------------------------------------------------------------------------------
Intermediate-Term Government                  SEI Trust Company Cust. FBO                               6.19%
Securities Fund - Class A:                    George Schmid
                                              47 A Broadway
                                              Woodcliff Ln, NJ 07675-8004

                                              Summit Bank (401K)                                        6.19%
                                              c/o Summit Bank
                                              Attn: Patricia Kyritz
                                              P.O. Box 821
                                              Hackensack, NJ 07602-0821
                                              Acct  # 2041962-6

                                              Summit Bank (401K)                                       11.06%
                                              c/o Summit Bank
                                              Attn: Patricia Kyritz
                                              P.O. Box 821
                                              Hackensack, NJ 07602-0821
                                              Acct # 2070055-5

                                              Elsie K. Giordano                                        10.66%
                                              495 Main Street Bldg 13 Apt #B-1
                                              Orange, NJ 07050-1501
                                              Acct # 60017266-8

                                              SEI Trust Company Cust. FBO                               7.90%
                                              George F. Fescko IRA
                                              346 Willow Grove Street
                                              Hackettstown, NJ 07840-1854
                                              Acct # 60022743-2

                                              Stanley Hayes & Grace Hayes JTTEN                         5.53%
                                              10 Lumsden Court
                                              Holiday City, NJ 08757-6130
                                              Acct # 60022743-2

                                              Sherry E. Grosky                                          6.81%
                                              710 Falcon St.
                                              Bridgewater, NJ 08807-1624
                                              Acct # 60078988-6

--------------------------------------------------------------------------------------------------------------
High  Yield Bond Fund - Class I:              Summit Bank                                               6.03%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 118-0

                                              Summit Bank                                              17.06%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 1181-1

                                              Summit Bank                                              17.06%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 1181-1

--------------------------------------------------------------------------------------------------------------
High Yield Bond Fund - Class A                Summit Financial Services Group (FBO)                     7.04%
                                              Helen G. Shetz
                                              One Bethlehem Plaza
                                              Bethlehem, PA 18018-7586

                                              Summit Financial Services Group (FBO)                    20.88%
                                              Carl M. Sabol
                                              One Bethlehem Plaza
                                              Bethlehem, PA 18018-7586

                                              Summit Financial Services Group (FBO)                    18.10%
                                              Aase L. Hansen
                                              One Bethlehem Plaza
                                              Bethlehem, PA 18018-7586

                                              Summit Financial Services Group (FBO)                    42.62%
                                              Marcelino Morales IRA
                                              One Bethlehem Plaza
                                              Bethlehem, PA 18018-7586

                                              Summit Financial Services Group (FBO)                     6.21%
                                              c/f IRA of
                                              Rona Schuster
                                              One Bethlehem Plaza
                                              Bethlehem, PA 18018-7586

--------------------------------------------------------------------------------------------------------------
Equity Index Fund - Class I:                  Summit Bank                                              64.46%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 118-0

                                              Summit Bank                                              35.02%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 1182-4

                                              Summit Bank (401K)                                       32.89%
                                              Attn:  Patricia Kyritz
                                              P.O. Box 547
                                              Hackensack, NJ  07602-0547
                                              Acct # 2070055-5
==============================================================================================================

Beneficial owners of 25% or more of a Fund may be deemed a "controlling person" of such Fund within the meaning of the 1940 Act.

The Trust believes that most of the shares referred to above held by Summit Bank were held in accounts for its fiduciary, agency or custodial customers.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                      TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt has been made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code, and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative charges or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transaction contemplated herein.

Each Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately.

FEDERAL INCOME TAX

QUALIFICATION AS A RIC. Each Fund intends to qualify and elect to be treated for each taxable year as a "regulated investment company" ("RIC") under Subchapter M of the Code. Accordingly, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades of businesses. If a Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

FUND DISTRIBUTIONS. Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of a Fund's earnings and profits. Each Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

Each Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held shares.

In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC generally qualify for the dividends-received deduction only to the extent of the gross amount of qualifying dividends received by a Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, except for the Equity Growth Fund, Equity Value Fund, Equity Income Fund and Mid Cap Fund, distributions from the Funds generally will not be eligible for the corporate dividends-received deduction.

Each Fund will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by a Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OR EXCHANGE OF FUND SHARES. Generally, gain or loss on the sale or exchange of a Share will be capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of a Fund with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of a Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

FEDERAL EXCISE TAX. If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), such Fund will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. Each Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rate (without any deduction for distributions to Fund shareholders). In such event, all distributions made by the Fund (whether or not derived from tax-exempt interest) would be taxable to shareholders as dividends to the extent of the Fund's earnings and profits, and such dividend distributions would be eligible for the dividends- received deduction available to corporate shareholders.

ADDITIONAL CONSIDERATION FOR THE INTERNATIONAL EQUITY, EQUITY GROWTH AND FIXED INCOME FUNDS. Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains on investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, a Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to an election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and United States possessions.

The Fixed Income Funds may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income a Fund must distribute to satisfy the Distribution Requirement. In some cases, a Fund may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

ADDITIONAL CONSIDERATIONS FOR THE TAX-EXEMPT MONEY MARKET, NEW JERSEY MUNICIPAL SECURITIES AND PENNSYLVANIA MUNICIPAL SECURITIES Funds (THE "TAX-EXEMPT FUNDS"). As noted in the prospectuses for the Tax-Exempt Money Market, New Jersey
Municipal Securities and Pennsylvania Municipal Securities Funds, exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at a maximum rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the Alternative Minimum Tax) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

Any loss recognized by a shareholder upon the sale or redemption of shares of a Tax-Exempt Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends the shareholder has received with respect to such shares. Interest on indebtedness incurred by shareholders to purchase or carry shares of a Tax-Exempt Fund will not be deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A Tax-Exempt Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use a facility in their trade or business. Such entities or persons should consult their tax advisors before purchasing shares of a Tax-Exempt Fund.

Issuers of bonds purchased by a Tax-Exempt Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be met subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisor as to the consequences of these and other U.S., state and local tax rules regarding an investment in a Fund.

                                  LEGAL MATTERS

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

                                     EXPERTS

The financial statements of the Trust, incorporated by reference into this Statement of Additional Information, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference herein in reliance upon the authority of said firm as experts in giving said report.

The financial statements of SIMT (with respect to the SIMT High Yield Bond Portfolio only), incorporated by reference into this Statement of Additional Information have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of SIF (with respect to the SIF S&P 500 Index Portfolio only), incorporated by reference into this Statement of Additional Information, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference herein in reliance upon the authority of said firm as experts in giving said report.

                              FINANCIAL STATEMENTS

The Trust's audited financial statements and the notes thereto and the Report of the Independent Public Accountants dated February 18, 2000 for the fiscal year ended December 31, 1999, relating to the financial statements and financial highlights of the Trust are incorporated by reference herein. A copy of the Trust's 1999 Annual Report to Shareholders must accompany delivery of this Statement of Additional Information.

SIMT's audited financial statements and the notes thereto and the Report of the Independent Accountants dated November 24, 1999 for the fiscal year ended September 30, 1999, relating to the financial statements and financial highlights of SIMT (each with respect to the SIMT High Yield Bond Portfolio only) and unaudited financial statements for the period ended March 31, 2000 and notes thereto are incorporated by reference herein. A copy of SIMT's 1999 Annual Report to Shareholders must accompany delivery of this Statement of Additional Information.

SIF's audited financial statements and the notes thereto and the Report of the Independent Public Accountants dated May 3,1999 for the fiscal year ended March 31, 1999, relating to the financial statements and financial highlights of SIF (each with respect to the SIF S&P 500 Index Portfolio only) are incorporated by reference herein. A copy of SIF's 1999 Annual Report to Shareholders must accompany delivery of this Statement of Additional Information.

                                    APPENDIX

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1 +,1 and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 have satisfactory capacity to meet its financial commitments.

Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of the "highest" quality on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch Investors Services, Inc. ("Fitch"). Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff and Phelps, Inc. ("Duff"). Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

The rating TBW-1 by Thomson indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF CORPORATE BOND RATINGS


Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

1-WA/1364322.2

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB is less vulnerable to nonpayment than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. An obligation rated CC is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless

1-WA/1364322.2

S& P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Bonds rated CCC have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time. Bonds rated C are in imminent default in payment of interest or principal.

Bonds rated DDD, DD and D are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Bonds rated AAA by Duff are considered of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA+ , AA and AA- are considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Bonds rated A+, A and A- have protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

1-WA/1364322.2

Bonds rated BBB+, BBB and BBB- are considered to have below average protection factors but are still considered sufficient for prudent investment. There is considerable variability in risk during economic cycles. Bonds rated BB+, BB and BB- are below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category. Bonds rated B+, B and B- are below investment grade and possess risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

Bonds rated CCC are well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

Bonds rated DD are defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

Bonds rated AAA by IBCA are obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially. Bonds rated AA are obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly. Bonds rated A are obligations for which there is low expectation of investment risk. Capacity for timely repayment of principal and interest is strong although adverse changes in business, economic or financial conditions may lead to increased investment risk.

Bonds rated BBB are obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories. Bonds rated BB are obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions. Bonds rated B are obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

Bonds rated CCC are obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions. Bonds rated CC are obligations which are highly speculative or which have a high risk of default. Bonds rated C are obligations which are currently in default.

Bonds rated AAA by Thomson indicate that the ability to repay principal and interest on a timely basis is very high. Bonds rated AA indicate a superior ability to repay principal and interest on a

1-WA/1364322.2

timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB indicate an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. Bonds rated BBB are the lowest investment grade category.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.

Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances. CC is applied to issues that are subordinate to other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization. Issues rated D are in default.


                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 21


Item 23.   Exhibits:


(a) Registrant's Declaration of Trust dated September 9, 1991 originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-44712), filed with the SEC on December 23, 1991, and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-96-001618 on November 13, 1996.
(b) Registrant's By-laws originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on December 23, 1991, and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-96-001618 on November 13, 1996.
(c)        Not Applicable.
(d)(1) Investment Advisory Agreement between Registrant and United Jersey Bank Investment Management Division dated April 28, 1996, and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-97-000284 on February 28, 1997.
(d)(2) Investment Advisory Agreement dated April 28, 1996 between Registrant and United Jersey Bank Investment Management Division (the "Advisor") with respect to the International Growth Portfolio, and incorporated by reference to Exhibit 5(d) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-96-001618 on November 13, 1996.
(d)(3) Investment Sub-Advisory Agreement dated April 28, 1996 between the Advisor and Wellington Management Company, LLP, and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-96-001618 on November 13, 1996.
(d)(4) Amended and Restated Schedule to the Investment Advisory Agreement dated April 28, 1996, as incorporated by reference to Exhibit D(4) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0001047469-99-007928 on March 1, 1999.
(d)(5) Investment Sub-Advisory Agreement dated August 31, 1998 between the Advisor and Vontobel USA Inc, as incorporated by reference to Exhibit 5(j) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-98-001499 on September 1, 1998.
(e)(1) Distribution Agreement between Registrant and SEI Financial Services Company dated February 28, 1992, as amended May 25, 1993, originally filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-44712) with the Securities and Exchange Commission on September 24, 1992, and incorporated by reference to Exhibit 15 of Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-96-001618 on November 13, 1996.
(e)(2) Distribution and Agreement-Class B Shares between Registrant and SEI Financial Services Company dated February 20, 1997, and incorporated by reference to Exhibit 6(b) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-97-000670 on April 30, 1997.
(f)        Not Applicable.

1-PH/145194.40

                                                         C-9


(g)(1) Custodian Agreement dated February 28, 1992 between Registrant and United Jersey Bank originally filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on September 24, 1992, and incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 9 of the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-96-001618 on November 13, 1996.
(g)(2) Custodian Agreement dated April 22, 1992 between United Jersey Bank and The Bank of California, National Association originally filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on February 10, 1995, and incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-96-001618 on November 13, 1996.
(h)(1) Amended Administration Agreement between Registrant and SEI Financial Management Corporation dated September 1, 1999 is filed herewith.
(h)(2) Schedule to the Amended Administration Agreement dated September 1, 1999 is filed herewith.
(h)(3) Registrant's Consent to Assignment and Assumption dated June 1, 1996 of the Administration Contract dated February 28, 1992, as amended May 25, 1993, and incorporated by reference to Exhibit 5(b) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-96-001618 on November 13, 1996.
(h)(4) Transfer Agent Agreement originally filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-44712) with the Securities and Exchange Commission on September 24, 1992, and incorporated by reference to Exhibit 5(d) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-96-001618 on November 13, 1996.
(h)(5) Transfer Agent Agreement between Registrant and State Street Bank and Trust Company, and incorporated by reference to Exhibit 5(g) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-98-000138 on January 30, 1998.
(i)(1)     Opinion and Consent of Counsel is filed herewith.
(j)(1)     Consent of Arthur Andersen LLP is filed herewith.
(j)(2) Consent of Arthur Andersen LLP with respect to SEI Index Funds is filed herewith.
(j)(3) Consent of PricewaterhouseCoopers LLP with respect to SEI Institutional Managed Trust is filed herewith.
(k)        Not Applicable.
(l)        Not Applicable.
(m)(1) Distribution Plan-Class A (formerly Class B), and incorporated by reference to Exhibit 6(b) of Post- Effective Amendment No. 9 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-96-001618 on November 13, 1996.
(m)(2) Distribution Plan-U.S. Treasury Securities Plus Money Market Fund originally filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-44712), filed with the Securities and Exchange Commission on March 1, 1993, and incorporated by reference to Exhibit 15(b) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-96-001618 on November 13, 1996.
(m)(3) Distribution Plan-Class B Shares dated February 20, 1997, and incorporated by reference to Exhibit 6(b) of Post-Effective Amendment No. 15(d) to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-97-000670 on April 30, 1997.
(n)        Not applicable.

(o) Amended and Restated Rule 18f-3 Multiple Class Plan dated August 11, 1998, as incorporated by reference to Exhibit 15(c) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-98-001499 on September 1, 1998.
(p)(1)     Code of Ethics for The Pillar Funds is filed herewith.
(p)(2)     Code of Ethics for Summit Bank is filed herewith.
(p)(3)     Code of Ethics for Vontobel USA Inc. is filed herewith.
(p)(4)     Code of Ethics for SEI Distribution Co. is filed herewith.
(q)        Powers of Attorney for Robert A. Nesher, Ray Konrad, Arthur L.
           Berman, Christine H. Yackman, James B. Grecco, Thomas D. Sayles, Jr. and Mark E. Nagle are filed herewith.

------------------------------------------

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           See the Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Corporation which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 25.  INDEMNIFICATION:

           Article VIII of the Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act will be governed by the final adjudication of such issues.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR:

           Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of a director, officer, employee, partner or trustee are as follows:

--------------------------------------------------------------------------------
      Name and Position                  Name of               Connection with
   with Investment Advisoor            Other Company            Other Company
--------------------------------------------------------------------------------
  Directors:
--------------------------------------------------------------------------------
  T. Joseph Semrod, President, Chairman,
  Chief, Executive Officer & Director  Summit Bancorp         Chairman & CEO
--------------------------------------------------------------------------------
  John G. Collins, Vice Chairman &
  Director ........................... Summit Bancorp         Vice Chairman
--------------------------------------------------------------------------------
  Bjorn Ahlstrom, Director ........... Volvo North America    --
                                       Corporation Retired
--------------------------------------------------------------------------------
  Robert L. Boyle, Director .......... William H. Hintelmann  Representative
                                       Firm
--------------------------------------------------------------------------------
  James C. Brady, Director ........... Mill House Associates, Partner
                                       L.P.
--------------------------------------------------------------------------------
  Barry D. Brown, Director ........... Princeton Insurance    Chairman
                                       Co.
--------------------------------------------------------------------------------
  T.J. Dermot Dunphy, Director ....... Sealed Air Chairman    Chairman & CEO
                                       & CEO Co.
--------------------------------------------------------------------------------
  Anne Evans Estabrook, Director ..... Elberon Development    Owner
                                       Co.
--------------------------------------------------------------------------------
  Elinor J. Ferdon, Director ......... Girl Scouts of the USA Director
--------------------------------------------------------------------------------
  Samuel Gerstein, Esq., Director .... Gerstein & Grayson     Partner
--------------------------------------------------------------------------------
  Robert S. Hekemian, Director ....... Hekemian & Co., Inc.   Chairman & CEO
--------------------------------------------------------------------------------
  Thomas C. Jamieson, Jr., Esq.,       Jamieson, Moore,       Chairman &
  Director ........................... Peskin & Spicer, PA    President
--------------------------------------------------------------------------------
  Vincent P. Langone, Director ....... Formica Corporation    Chairman & CEO
--------------------------------------------------------------------------------
  Francis J. Mertz, Director ......... Fairleigh Dickinson    --
                                       University, President
                                       Emeritus
--------------------------------------------------------------------------------
  George L. Miles, Jr., Director ..... WQED Pittsburgh        President & CEO
--------------------------------------------------------------------------------
  Bertram B. Miller, Director ........ B.B. Miller & Company  President
--------------------------------------------------------------------------------
  Raymond Silverstein, Director ...... Alloy, Silverstein,    Consultant
                                       Shapiro, Adams,
                                       Mulford & Co.
--------------------------------------------------------------------------------
  Orin R. Smith, Director ............ Engelhard Corp.        Chairman & CEO
--------------------------------------------------------------------------------
  Sylvester L.  Sullivan, Director ... Car Rentals, Inc.      President
--------------------------------------------------------------------------------
  Joseph M. Tabak, Director .......... Jersey Paper Company   Chairman & CEO
--------------------------------------------------------------------------------
  Robert A. Woodruff, Director ....... Woodruff Energy        President
--------------------------------------------------------------------------------

           Vontobel USA Inc. ("Vontobel") is the investment sub-advisor for the International Equity Fund. The principal address of Vontobel is 450 Park Avenue, New York, NY 10022.

--------------------------------------------------------------------------------
      NAME AND POSITION                         NAME OF          CONNECTION WITH
   WITH INVESTMENT SUB-ADVISOR               OTHER COMPANY        OTHER COMPANY
--------------------------------------------------------------------------------
  Beat Naegeli, Chairman                          --                   --
--------------------------------------------------------------------------------
  Urs Ernst, Director                             --                   --
--------------------------------------------------------------------------------
  Walter Kaeser, Director                         --                   --
--------------------------------------------------------------------------------
  Heinrich Shlegel                                --                   --
  President/CEO/Treasurer/Managing Director
--------------------------------------------------------------------------------
  Edwin David Walczak, Senior Vice President      --                   --
--------------------------------------------------------------------------------
  Thomas Peter Wittwer, Senior Vice President and --                   --
  Managing Director
--------------------------------------------------------------------------------
  Peter Howard Newell, Senior Vice President and  --                   --
  Managing Director
--------------------------------------------------------------------------------
  Fabrizio Marco Pierallini, Senior Vice          --                   --
  President and Managing Director
--------------------------------------------------------------------------------
  Luca Parneggiani, Vice President                --                   --
--------------------------------------------------------------------------------
  Monica Graciela Mastroberardino, Vice President --                   --
--------------------------------------------------------------------------------
  Mark Osborne Robertson, Vice President          --                   --
--------------------------------------------------------------------------------
  Rajiv Jain, First Vice President                --                   --
--------------------------------------------------------------------------------
  Joseph Francis Mastoloni, Vice President        --                   --
--------------------------------------------------------------------------------
  Conrad Reyes, Assistant Vice President and      --                   --
  Assistant Treasurer
--------------------------------------------------------------------------------
  Oliver Andre Haberli, Assistant Vice President  --                   --
  and Assistant Treasurer
--------------------------------------------------------------------------------
  Brette Ellen Westerlund, Assistant              --                   --
  Vice President
--------------------------------------------------------------------------------
  Anthony Lew, Vice President                     --                   --
--------------------------------------------------------------------------------
  Josephine Serra, Assistant Treasurer            --                   --
--------------------------------------------------------------------------------


Item 27.  PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

           Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

           SEI Daily Income Trust                   July 15, 1982
           SEI Liquid Asset Trust                   November 29, 1982
           SEI Tax Exempt Trust                     December 3, 1982
           SEI Index Funds                          July 10, 1985
           SEI Institutional Managed Trust          January 22, 1987
           SEI Institutional International Trust    August 30, 1988
           The Advisors' Inner Circle Fund          November 14, 1991
           CUFUND                                   May 1, 1992
           STI Classic Funds                        May 29, 1992
           First American Funds, Inc.               November 1, 1992
           First American Investment Funds, Inc.    November 1, 1992
           The Arbor Fund                           January 28, 1993
           Boston 1784 Funds                        June 1, 1993
           The PBHG Funds, Inc.                     July 16, 1993
           The Achievement Funds Trust              December 27, 1994
           Bishop Street Funds                      January 27, 1995
           STI Classic Variable Trust               August 18, 1995
           ARK Funds                                November 1, 1995
           Huntington Funds                         January 11, 1996
           SEI Asset Allocation Trust               April 1, 1996
           TIP Funds                                April 28, 1996
           SEI Institutional Investments Trust      June 14, 1996
           First American Strategy Funds, Inc.      October 1, 1996
           HighMark Funds                           February 15, 1997
           Armada Funds                             March 8, 1997
           PBHG Insurance Series Fund, Inc.         April 1, 1997
           The Expedition Funds                     June 9, 1997
           Alpha Select Funds                       January 1, 1998
           Oak Associates Funds                     February 27, 1998
           The Nevis Fund, Inc.                     June 29, 1998
           The Parkstone Group of Funds             September 14, 1998
           CNI Charter Funds                        April 1, 1999
           Armada Advantage Fund                    May 1, 1999
           Amerindo Funds, Inc.                     July 13, 1999
           Huntington VA Fund                       October 15, 1999
           Friends Ivory Funds                      December 16, 1999
           SEI Insurance Products Trust             March 29, 1999



           The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Alfred P. West, Jr.       Director, Chairman of the Board of Directors        --
Henry H. Greer            Director                                            --

Carmen V. Romeo           Director                                            --
Mark J. Held              President & Chief Operating Officer                 --
Gilbert L. Beebower       Executive Vice President                            --
Richard B. Lieb           Executive Vice President                            --
Dennis J. McGonigle       Executive Vice President                            --
Robert M. Silvestri       Chief Financial Officer & Treasurer                 --
Leo J. Dolan, Jr.         Senior Vice President                               --
Carl A. Guarino           Senior Vice President                               --
Larry Hutchison           Senior Vice President                               --
Jack May                  Senior Vice President                               --
Hartland J. McKeown       Senior Vice President                               --
Barbara J. Moore          Senior Vice President                               --
Kevin P. Robins           Senior Vice President & General Counsel
                          Vice President & Assistant Secretary
Patrick K. Walsh          Senior Vice President                               --
Robert Aller              Vice President                                      --
Gordon W. Carpenter       Vice President                                      --
Todd Cipperman            Vice President & Assistant Secretary
                          Vice President
                          & Assistant Secretary
S. Courtney E. Collier    Vice President & Assistant Secretary                --
Robert Crudup             Vice President & Managing Director                  --
Barbara Doyne             Vice President                                      --
Jeff Drennen              Vice President                                      --
Vic Galef                 Vice President & Managing Director                  --
Lydia A. Gavalis          Vice President & Assistant Secretary
                          Vice President & Assistant Secretary
Greg Gettinger            Vice President & Assistant Secretary                --
Kathy Heilig              Vice President Vice President
                          & Assistant Secretary
Jeff Jacobs               Vice President                                      --
Samuel King               Vice President                                      --
Kim Kirk                  Vice President & Managing Director                  --
John Krzeminski           Vice President & Managing Director                  --
Carolyn McLaurin          Vice President & Managing Director                  --
W. Kelso Morrill          Vice President                                      --
Mark Nagle                Vice President President
Joanne Nelson             Vice President                                      --
Joseph M. O'Donnell       Vice President & Assistant Secretary
                          Vice President & Assistant Secretary
Cynthia M. Parrish        Vice President & Assistant Secretary                --
Kim Rainey                Vice President                                      --
Rob Redican               Vice President                                      --
Maria Rinehart            Vice President                                      --

Mark Samuels              Vice President & Managing Director                  --
Kathryn L. Stanton        Vice President & Assistant Secretary                --
Lynda J. Striegel         Vice President & Assistant Secretary
                          Vice President & Assistant Secretary
Lori L. White             Vice President & Assistant Secretary                --
Wayne M. Withrow          Vice President & Managing Director                  --

Item 28.  LOCATION OF ACCOUNTS AND RECORDS:

           Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)        With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
           (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

                  Summit Bank
                  210 Main Street
                  Hackensack, NJ 07601

                  Union Bank of California Global Custody
                  475 Sansome Street
                  11th Floor
                  San Francisco, CA 94111

(b)/(c)    With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D);
           (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's
           Administrator:

                  SEI Investments Mutual Funds Services
                  Oaks, PA  19456

(c)        With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
           the required books and records are maintained at the principal offices of the Registrant's Advisor or Sub-Advisor:

                  Summit Bank Investment Management Division,
                      a division of Summit Bank
                  210 Main Street
                  Hackensack, NJ 07601

                  Vontobel USA Inc.
                  450 Park Avenue
                  New York, NY  10022

Item 29.  MANAGEMENT SERVICES: None.

Item 30.  UNDERTAKINGS: None.

                                     NOTICE

     A copy of the Agreement and Declaration of Trust for The Pillar Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 24th day of April, 2000.

                                                        THE PILLAR FUNDS

                                                        By:/s/Mark E. Nagle
                                                        --------------------
                                                        Mark E. Nagle
                                                        President

        Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.



            *                            Trustee            April 24, 2000
-----------------------------------
       Arthur L. Berman

            *                            Trustee            April 24, 2000
-----------------------------------
       Ray  Konrad

            *                            Trustee            April 24, 2000
-----------------------------------
       Robert A. Nesher
            *                            Trustee            April 24, 2000
-----------------------------------
       Christine H. Yackman

            *                            Trustee            April 24, 2000
-----------------------------------
        James B. Grecco

            *                            Trustee            April 24, 2000
-----------------------------------
        Thomas D. Sayles, Jr.

/s/Mark E. Nagle                         President          April 24, 2000
-----------------------------------
       Mark E. Nagle

/s/Christopher F. Salfi                  Controller &       April 24, 2000
-----------------------------------      Chief Financial Officer
       Christopher F. Salfi

*By: /s/Mark E. Nagle
     ------------------
       Mark E. Nagle
       Attorney-in-Fact

1-PH/145194.40

                                  EXHIBIT INDEX

   -----------------------------------------------------------------------------
     Exhibit                           Name
   -----------------------------------------------------------------------------
     EX-99.A Registrant's Declaration of Trust dated September 9, 1991 originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-44712), filed with the SEC on December 23, 1991, and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-96-001618 on November 13, 1996.
   -----------------------------------------------------------------------------
     EX-99.B Registrant's By-laws originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on December 28, 1991,
                and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 9 to the Registrant's Registration Statement
                filed with the SEC via EDGAR accession number 0000950115-96-001618 on November 13, 1996.
   -----------------------------------------------------------------------------
     EX-99.D1 Investment Advisory Agreement between Registrant and United Jersey Bank Investment Management Division dated April 28,
                1996, and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 10 to the Registrant's
                Registration Statement filed with the SEC via EDGAR accession number 0000950115-97-000284 on February 28, 1997.
   -----------------------------------------------------------------------------
     EX-99.D2 Investment Advisory Agreement dated April 28, 1996 between Registrant and United Jersey Bank Investment Management
                Division (the "Advisor") with respect to the International Growth Portfolio, and incorporated by reference to Exhibit
                5(d) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-96-001618 on November 13, 1996.
   -----------------------------------------------------------------------------
     EX-99.D3   Investment Sub-Advisory Agreement dated April 28, 1996
                between the Advisor and Wellington Management Company, LLP, and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 9 to the Registrant's Registration Statement
                filed with the SEC via EDGAR accession number 0000950115-96-001618 on November 13, 1996.
   -----------------------------------------------------------------------------
     EX-99.D4 Amended and Restated Schedule to the Investment Advisory Agreement dated April 28, 1996, as incorporated by reference to Exhibit D(4) of Post-Effective Amendment No.19 to the Registrant's Registration Statement filed with the SEC via
                EDGAR accession number 000104769-99-007928 on March 1, 1999.
   -----------------------------------------------------------------------------
     EX-99.D5   Investment Sub-Advisory Agreement dated August 31, 1998
                between the Advisor and Vontobel USA Inc, as incorporated by reference to Exhibit 5(j) of Post-Effective Amendment No.20 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-98-001 on
                September 1, 1998.
   -----------------------------------------------------------------------------




   -----------------------------------------------------------------------------
     Exhibit                           Name
   -----------------------------------------------------------------------------
     EX-99.E1   Distribution Agreement between Registrant and SEI Financial
                Services Company dated February 28, 1992, as amended by May
                25, 1993, originally filed with Post-Effective Amendment No.
                6 to Registrant's Registration Statement on Form N-1A (File
                No. 33-44712) with the Securities and Exchange Commission on
                September 24, 1992, and incorporated by reference to Exhibit
                15 of Post-Effective Amendement No. 9 to the Registrant's
                Registration Statement filed with the SEC via EDGAR accession number 0000950115-96-001618 on November 13, 1996.
   -----------------------------------------------------------------------------
     EX-99.F2   Distribution and Agreement-Class B Shares between Registrant and SEI Financial Services Company dated February 20, 1997, and incorporated by reference to Exhibit 6(b) of
                Post-Effective Amendment No. 11 to the Registrant's
                Registration Statement filed with the SEC via EDGAR accession number 0000950115-97-000670 on April 30, 1997.
   -----------------------------------------------------------------------------
     EX-99.G1   Custodian and Agreement dated February 28, 1992 between
                Registrant and United Jersey Bank originally filed with
                Post-Effective Amendment No. 1 to Registrant's Registration
                Statement on Form N-1A (File No. 33-44712), with the
                Securities and Exchange Commission on September 24, 1992, and
                incorporated by reference to Exhibit 8(a) of Post-Effective
                Amendment No. 9 of the Registrant's Registration Statement
                filed with the SEC via EDGAR accession number
                0000950115-96-001618 on November 13, 1996.
   -----------------------------------------------------------------------------
     EX-99.G2   Custodian Agreement dated April 22, 1992 between United
                Jersey Bank and The Bank of California, National Association
                originally filed with Post-Effective Amendment No. 5 to
                Registrant's Registration Statement on Form N-1A (File No.
                33-44712), with the Securities and Exchange Commission on
                February 10, 1995, and incorporated by reference to Exhibit
                8(b) of Post-Effective Amendment to No. 9 to the Registrant's
                Registration Statement filed with the SEC via EDGAR accession number 0000950115-96-001618 on November 13, 1996.
   -----------------------------------------------------------------------------
     EX-99.H1   Amended Administration Agreement between Registrant and SEI
                Financial Management Corporation dated September 1, 1999 is filed herewith.
   -----------------------------------------------------------------------------
     EX-99.H2   Schedule to the Administration Agreement is filed herewith.
   -----------------------------------------------------------------------------
     EX-99.H3   Registrant's Consent to Assignment and Assumption dated
                June 1, 1996 of the Administration Contract dated February
                28, 1992, as amended May 25, 1993, and incorporated by
                reference to Exhibit 5(b) of Post-Effective Amendment to
                No. 9 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-96-001618 on
                November 13, 1996.
   -----------------------------------------------------------------------------
     EX-99.H4   Transfer Agent Agreement originally filed with Post-Effective
                Amendment No. 1 to Registrant's Registration Statement on
                form N-1A (File No. 33-44712) with the Securities and
                Exchange Commission on September 24, 1992, and incorporated by reference to Exhibit 5(d) of Post-Effective Amendment to
                No. 9 to the Registrant's Registration Statement filed with the SEC via EDGAR accession number 0000950115-96-001618 on
                November 13, 1996.
   -----------------------------------------------------------------------------
     EX-99.H5   Transfer Agent Agreement between Registrant and State Street
                Bank and Trust Company, and incorporated by reference to
                Exhibit 5(g) of Post-Effective Amendment to No. 15 to the
                Registrant's Registration Statement filed with the SEC via
                EDGAR accession number 0000950115-96-000138 on
                January 30, 1998.
   -----------------------------------------------------------------------------
     EX-99.I    Opinion and Consent of Counsel is filed herewith
   -----------------------------------------------------------------------------
     EX-99.J1   Consent of Arthur Andersen LLP is filed herewith
   -----------------------------------------------------------------------------
     EX-99.J2   Consent of Arthur Andersen LLP with respect to SIF is filed herewith.
   -----------------------------------------------------------------------------
     EX-99.J3   Consent of PricewaterhouseCoopers L.P. with respect to SIMT is filed herewith.
   -----------------------------------------------------------------------------
     EX-99.M1   Distribution Plan-Class A (formerly Class B), and
                incorporated by reference to Exhibit 6(b) of Post-Effective
                Amendment to No. 9 to the Registrant's Registration Statement
                filed with the SEC via EDGAR accession number
                0000950115-96-0001618 on November 13, 1996.
   -----------------------------------------------------------------------------
     EX-99.M2   Distribution Plan-U.S. Treasury Securities Plus Money Market
                Fund originally filed with Post-Effective Amendment No. 2
                to Registrant's Registration Statement on Form N-1A (filed
                No. 33-44712), filed with the Securities and Exchange
                Commission on March 1, 1993, and incorporated by reference to
                Exhibit 15(b) of Post-Effective Amendment to No. 9 to the
                Registrant's Registration Statement filed with the SEC via
                EDGAR accession number 0000950115-96-001618 on
                November 13, 1996.
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     EX-99.M3   Distribution Plan-Class B Shares dated February 20, 1997, and incorporated by reference to Exhibit 6(b) of Post-Effective
                Amendment to No. 15(d) to the Registrant's Registration
                Statement filed with the SEC via EDGAR accession number
                0000950115-97-000670 on April 39, 1997.
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     EX-99.O    Amended and Restated Rule 18f-3 Multiple Class Plan dated
                August 11, 1998, as incorporated by reference to
                Exhibit 15(c) of Post-Effective Amendment to No.20 to the
                Registrant's Registration Statement filed with the SEC via
                EDGAR accession number 0000950115-98-001499 on
                September 1, 1998.
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     EX-99.P1   Code of Ethics for The Pillar Funds is filed herewith.
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     EX-99.P2   Code of Ethics for Sumit Bank is filed herewith.
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     EX-99.P3   Code of Ethics for Vontobel USA is filed herewith.
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     EX-99.P4   Code of Ethics for SEI Distribution Co. is filed herewith.
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     EX-99.Q    Powers of Attorney for Robert A. Nesher, Ray Konrad, Arthur
                L., Berman, Christine H. Yackman, James B. Grecco, Thomas
                D. Sayles, Jr. and Mark E. Nagle are filed herewith.
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